Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Adient PLC *	48,386	1,558,029
American Axle & Manufacturing Holdings, Inc. *	63,693	443,303
Aptiv PLC *	151,501	12,550,343
Atmus Filtration Technologies, Inc. *(a)	7,857	171,911
Autoliv, Inc.	41,351	4,284,791
BorgWarner, Inc.	126,836	4,273,105
Canoo, Inc. *(a)	174,961	54,238
Dana, Inc.	69,609	919,535
Dorman Products, Inc. *	14,892	1,072,820
Fisker, Inc. *(a)	95,876	151,484
Ford Motor Co.	2,110,471	21,653,432
Fox Factory Holding Corp. *	22,533	1,408,538
Garrett Motion, Inc. *	80,671	596,965
General Motors Co.	740,485	23,399,326
Gentex Corp.	125,900	3,828,619
Gentherm, Inc. *	18,070	829,774
Goodyear Tire & Rubber Co. *	153,712	2,135,060
Harley-Davidson, Inc.	69,867	2,095,311
Holley, Inc. *	29,256	120,827
LCI Industries	13,574	1,472,915
Lear Corp.	31,681	4,237,334
Lucid Group, Inc. *(a)	476,534	2,010,973
Luminar Technologies, Inc. *(a)	134,418	336,045
Mobileye Global, Inc., Class A *	40,491	1,662,156
Modine Manufacturing Co. *	28,482	1,401,314
Mullen Automotive, Inc. *(a)	298,048	45,303
Patrick Industries, Inc.	11,523	945,347
Phinia, Inc.	24,798	632,349
QuantumScape Corp. *	190,366	1,206,920
Rivian Automotive, Inc., Class A *	357,881	5,998,086
Solid Power, Inc. *	40,068	56,496
Standard Motor Products, Inc.	9,748	350,636
Stoneridge, Inc. *	13,750	220,000
Tesla, Inc. *	1,483,135	356,071,051
Thor Industries, Inc.	28,562	2,829,637
Visteon Corp. *	14,989	1,778,745
Winnebago Industries, Inc.	16,140	1,043,128
Workhorse Group, Inc. *	165,307	61,445
XPEL, Inc. *	11,844	541,271
		464,448,562

Banks 3.3%
1st Source Corp.	9,279	448,454
Amerant Bancorp, Inc.	15,269	316,221
Ameris Bancorp	35,050	1,492,429
Arrow Financial Corp.	9,519	234,643
Associated Banc-Corp.	80,919	1,435,503
Atlantic Union Bankshares Corp.	41,157	1,258,169
SECURITY	NUMBER OF SHARES	VALUE ($)
Axos Financial, Inc. *	27,816	1,064,518
Banc of California, Inc.	29,345	339,228
BancFirst Corp.	7,723	669,043
Bancorp, Inc. *	29,811	1,162,927
Bank First Corp.	4,538	366,489
Bank of America Corp.	3,714,594	113,257,971
Bank of Hawaii Corp.	21,395	1,242,408
Bank of Marin Bancorp	7,905	152,013
Bank OZK	58,084	2,431,396
BankUnited, Inc.	40,226	1,109,835
Banner Corp.	18,351	828,364
Berkshire Hills Bancorp, Inc.	23,201	485,597
BOK Financial Corp.	15,111	1,084,516
Brookline Bancorp, Inc.	46,949	447,424
Byline Bancorp, Inc.	18,147	362,759
Cadence Bank	99,434	2,490,822
Camden National Corp.	7,417	250,324
Capitol Federal Financial, Inc.	68,196	367,576
Cathay General Bancorp	38,392	1,408,219
Central Pacific Financial Corp.	14,265	250,636
Citigroup, Inc.	1,033,597	47,648,822
Citizens Financial Group, Inc.	253,014	6,899,692
Citizens Financial Services, Inc.	2,222	126,521
City Holding Co.	7,825	753,313
Columbia Banking System, Inc.	112,217	2,517,027
Columbia Financial, Inc. *	17,593	289,405
Comerica, Inc.	70,278	3,177,971
Commerce Bancshares, Inc.	60,366	3,052,709
Community Bank System, Inc.	29,038	1,288,126
Community Trust Bancorp, Inc.	8,318	330,973
ConnectOne Bancorp, Inc.	19,649	386,299
CrossFirst Bankshares, Inc. *	21,282	238,784
Cullen/Frost Bankers, Inc.	34,473	3,388,351
Customers Bancorp, Inc. *	15,153	682,946
CVB Financial Corp.	70,188	1,254,961
Dime Community Bancshares, Inc.	16,609	333,841
Eagle Bancorp, Inc.	16,782	398,405
East West Bancorp, Inc.	76,692	4,825,461
Eastern Bankshares, Inc.	85,809	1,026,276
Enterprise Financial Services Corp.	19,745	774,201
FB Financial Corp.	18,273	613,242
Fifth Third Bancorp	366,019	10,596,250
Financial Institutions, Inc.	7,751	134,557
First BanCorp	96,942	1,454,130
First Bancorp/Southern Pines NC	21,986	689,041
First Bancshares, Inc.	15,175	389,239
First Busey Corp.	26,978	585,423
First Citizens BancShares, Inc., Class A	6,391	9,381,285
First Commonwealth Financial Corp.	55,275	739,027
First Community Bankshares, Inc.	9,285	303,248
First Financial Bancorp	50,401	1,018,604
First Financial Bankshares, Inc.	69,809	1,832,486
First Financial Corp.	5,687	217,528
First Foundation, Inc.	27,432	161,300
First Hawaiian, Inc.	68,468	1,345,396

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Horizon Corp.	299,470	3,830,221
First Interstate BancSystem, Inc., Class A	43,360	1,122,590
First Merchants Corp.	31,857	977,054
First Mid Bancshares, Inc.	9,038	280,088
First of Long Island Corp.	10,516	119,672
Flushing Financial Corp.	14,449	204,164
FNB Corp.	193,571	2,320,916
Fulton Financial Corp.	90,226	1,283,916
German American Bancorp, Inc.	15,028	433,107
Glacier Bancorp, Inc.	59,541	2,002,364
Great Southern Bancorp, Inc.	4,752	241,449
Hancock Whitney Corp.	45,910	1,893,787
Hanmi Financial Corp.	15,290	254,426
HarborOne Bancorp, Inc.	22,023	242,914
HBT Financial, Inc.	6,770	126,938
Heartland Financial USA, Inc.	19,921	616,157
Heritage Commerce Corp.	30,851	261,925
Heritage Financial Corp.	18,891	336,638
Hilltop Holdings, Inc.	24,141	710,952
Home BancShares, Inc.	100,691	2,233,326
HomeStreet, Inc.	9,735	65,711
Hope Bancorp, Inc.	65,326	640,195
Horizon Bancorp, Inc.	21,800	237,402
Huntington Bancshares, Inc.	784,528	8,833,785
Independent Bank Corp.	23,335	1,330,562
Independent Bank Group, Inc.	19,877	768,842
International Bancshares Corp.	27,840	1,249,181
JPMorgan Chase & Co.	1,560,858	243,618,717
Kearny Financial Corp.	38,566	304,671
KeyCorp	504,629	6,252,353
Lakeland Bancorp, Inc.	33,479	414,805
Lakeland Financial Corp.	14,123	784,533
Live Oak Bancshares, Inc.	18,407	618,475
Luther Burbank Corp. *	6,823	58,473
M&T Bank Corp.	89,133	11,424,177
Mercantile Bank Corp.	7,839	269,583
Metrocity Bankshares, Inc.	8,494	169,710
Midland States Bancorp, Inc.	11,055	249,622
National Bank Holdings Corp., Class A	19,965	659,045
NBT Bancorp, Inc.	25,291	898,589
New York Community Bancorp, Inc.	387,728	3,648,520
Nicolet Bankshares, Inc.	7,252	534,182
Northfield Bancorp, Inc.	22,312	212,856
Northwest Bancshares, Inc.	68,224	760,015
OceanFirst Financial Corp.	32,236	446,791
OFG Bancorp	24,948	837,255
Old National Bancorp	156,048	2,323,555
Old Second Bancorp, Inc.	21,398	301,498
Origin Bancorp, Inc.	16,008	508,574
Pacific Premier Bancorp, Inc.	51,706	1,164,419
PacWest Bancorp	62,261	469,448
Park National Corp.	7,876	874,236
Pathward Financial, Inc.	14,893	738,544
Peapack-Gladstone Financial Corp.	7,818	194,199
Peoples Bancorp, Inc.	17,680	520,322
Pinnacle Financial Partners, Inc.	41,210	2,990,610
PNC Financial Services Group, Inc.	214,328	28,711,379
Popular, Inc.	38,296	2,825,862
Preferred Bank	6,654	410,086
Premier Financial Corp.	18,210	363,654
Prosperity Bancshares, Inc.	50,906	3,070,141
Provident Financial Services, Inc.	39,716	604,478
QCR Holdings, Inc.	9,117	452,933
Regions Financial Corp.	505,326	8,428,838
Renasant Corp.	30,387	827,742
Republic Bancorp, Inc., Class A	4,756	223,294
S&T Bancorp, Inc.	20,138	563,663
SECURITY	NUMBER OF SHARES	VALUE ($)
Sandy Spring Bancorp, Inc.	23,602	519,716
Seacoast Banking Corp. of Florida	45,531	1,058,140
ServisFirst Bancshares, Inc.	26,295	1,345,252
Simmons First National Corp., Class A	68,808	1,100,240
Southside Bancshares, Inc.	15,998	438,825
SouthState Corp.	40,537	3,001,765
Stellar Bancorp, Inc.	24,717	589,748
Stock Yards Bancorp, Inc.	13,691	604,047
Synovus Financial Corp.	78,183	2,407,255
Texas Capital Bancshares, Inc. *	25,878	1,420,185
TFS Financial Corp.	24,701	326,300
Tompkins Financial Corp.	6,406	339,326
Towne Bank	36,807	966,552
TriCo Bancshares	17,958	618,114
Triumph Financial, Inc.	11,461	777,858
Truist Financial Corp.	716,379	23,024,421
TrustCo Bank Corp.	9,650	259,006
Trustmark Corp.	33,348	764,003
U.S. Bancorp	837,387	31,921,192
UMB Financial Corp.	23,815	1,706,583
United Bankshares, Inc.	72,320	2,394,515
United Community Banks, Inc.	62,052	1,529,582
Univest Financial Corp.	15,842	299,255
Valley National Bancorp	226,498	2,061,132
Veritex Holdings, Inc.	28,834	551,883
WaFd, Inc.	35,156	939,720
Washington Trust Bancorp, Inc.	8,591	229,723
Webster Financial Corp.	93,451	4,191,277
Wells Fargo & Co.	1,964,378	87,591,615
WesBanco, Inc.	31,487	838,184
Westamerica BanCorp	14,394	729,920
Western Alliance Bancorp	58,243	2,983,206
Wintrust Financial Corp.	32,618	2,794,384
WSFS Financial Corp.	33,108	1,276,976
Zions Bancorp NA	79,709	2,840,032
		789,600,385

Capital Goods 6.3%
3D Systems Corp. *	71,536	382,002
3M Co.	296,000	29,324,720
A. O. Smith Corp.	67,006	5,049,572
AAON, Inc.	36,351	2,275,573
AAR Corp. *	17,376	1,204,157
Acuity Brands, Inc.	16,881	3,026,088
Advanced Drainage Systems, Inc.	37,086	4,491,485
AECOM	74,726	6,640,152
AeroVironment, Inc. *	14,625	2,012,546
AGCO Corp.	33,217	3,771,126
Air Lease Corp.	55,519	2,153,582
Alamo Group, Inc.	5,404	992,715
Albany International Corp., Class A	16,659	1,429,675
Allegion PLC	47,132	5,000,234
Allison Transmission Holdings, Inc.	49,415	2,642,714
Ameresco, Inc., Class A *	17,958	538,022
American Woodmark Corp. *	9,195	665,718
AMETEK, Inc.	124,401	19,310,767
API Group Corp. *	112,438	3,412,493
Apogee Enterprises, Inc.	11,507	518,966
Applied Industrial Technologies, Inc.	20,804	3,330,096
Archer Aviation, Inc., Class A *(a)	79,389	474,746
Arcosa, Inc.	25,819	1,915,770
Argan, Inc.	7,046	328,625
Armstrong World Industries, Inc.	23,946	2,030,860
Array Technologies, Inc. *	76,099	1,177,252
Astec Industries, Inc.	12,701	394,874
Atkore, Inc. *	19,983	2,595,792
Axon Enterprise, Inc. *	37,656	8,655,985

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AZEK Co., Inc. *	79,876	2,754,923
AZZ, Inc.	13,508	664,188
Babcock & Wilcox Enterprises, Inc. *	39,520	56,118
Barnes Group, Inc.	27,136	715,848
Beacon Roofing Supply, Inc. *	27,903	2,242,285
Blink Charging Co. *(a)	33,268	107,123
Bloom Energy Corp., Class A *	112,923	1,630,608
Blue Bird Corp. *	9,362	178,627
BlueLinx Holdings, Inc. *	4,759	418,078
Boeing Co. *	304,541	70,540,832
Boise Cascade Co.	21,412	2,340,332
Builders FirstSource, Inc. *	66,840	8,963,912
BWX Technologies, Inc.	49,296	3,846,567
Cadre Holdings, Inc.	9,825	316,365
Carlisle Cos., Inc.	26,675	7,479,937
Carrier Global Corp.	450,897	23,428,608
Caterpillar, Inc.	273,969	68,689,508
ChargePoint Holdings, Inc. *(a)	162,993	303,167
Chart Industries, Inc. *	22,274	2,896,288
CNH Industrial NV	522,658	5,613,347
Columbus McKinnon Corp.	15,241	532,216
Comfort Systems USA, Inc.	19,128	3,702,798
Construction Partners, Inc., Class A *	25,051	1,051,140
Core & Main, Inc., Class A *	65,152	2,282,275
Crane Co.	26,801	2,832,330
CSW Industrials, Inc.	8,307	1,473,080
Cummins, Inc.	76,280	17,098,925
Curtiss-Wright Corp.	20,456	4,375,538
Custom Truck One Source, Inc. *	34,889	202,705
Deere & Co.	146,522	53,394,082
Desktop Metal, Inc., Class A *(a)	132,621	92,795
Distribution Solutions Group, Inc. *	5,809	147,897
Donaldson Co., Inc.	64,805	3,942,736
Douglas Dynamics, Inc.	11,876	324,452
Dover Corp.	75,598	10,671,414
Ducommun, Inc. *	7,304	367,976
DXP Enterprises, Inc. *	7,607	222,733
Dycom Industries, Inc. *	15,635	1,624,007
Eaton Corp. PLC	214,114	48,751,617
EMCOR Group, Inc.	25,091	5,332,339
Emerson Electric Co.	307,374	27,325,549
Encore Wire Corp.	9,421	1,736,290
Energy Recovery, Inc. *	30,995	590,765
Energy Vault Holdings, Inc. *	31,877	73,317
Enerpac Tool Group Corp.	30,198	824,405
EnerSys	21,875	1,935,500
Enovix Corp. *(a)	71,583	792,424
Enpro Industries, Inc.	11,097	1,425,188
Esab Corp.	30,035	2,317,200
ESCO Technologies, Inc.	14,009	1,470,665
Eve Holding, Inc. *	16,425	115,961
Fastenal Co.	307,721	18,454,028
Federal Signal Corp.	32,967	2,272,745
Ferguson PLC	110,009	18,848,942
Flowserve Corp.	70,359	2,691,935
Fluence Energy, Inc. *	19,771	495,857
Fluor Corp. *	77,727	2,955,958
Fortive Corp.	189,248	13,054,327
Fortune Brands Innovations, Inc.	68,037	4,655,772
Franklin Electric Co., Inc.	20,834	1,854,226
FTAI Aviation Ltd.	53,936	2,222,703
FTC Solar, Inc. *	20,157	13,102
FuelCell Energy, Inc. *(a)	222,873	271,905
Gates Industrial Corp. PLC *	68,241	836,635
GATX Corp.	19,020	2,073,180
Generac Holdings, Inc. *	33,424	3,912,948
General Dynamics Corp.	121,952	30,118,485
General Electric Co.	584,566	71,200,139
Gibraltar Industries, Inc. *	16,035	1,077,392
SECURITY	NUMBER OF SHARES	VALUE ($)
Global Industrial Co.	5,698	202,906
GMS, Inc. *	21,826	1,476,311
Gorman-Rupp Co.	13,070	412,751
Graco, Inc.	90,228	7,288,618
GrafTech International Ltd.	99,123	244,834
Granite Construction, Inc.	23,695	1,088,785
Great Lakes Dredge & Dock Corp. *	34,261	230,234
Greenbrier Cos., Inc.	17,077	643,974
Griffon Corp.	22,735	1,057,860
H&E Equipment Services, Inc.	18,292	810,519
Hayward Holdings, Inc. *	67,360	794,174
HEICO Corp.	54,221	9,273,418
Helios Technologies, Inc.	17,332	665,202
Herc Holdings, Inc.	15,135	1,871,594
Hexcel Corp.	45,222	3,134,337
Hillenbrand, Inc.	37,356	1,447,171
Hillman Solutions Corp. *	103,801	759,823
Honeywell International, Inc.	356,610	69,867,031
Howmet Aerospace, Inc.	209,752	11,032,955
Hubbell, Inc.	28,754	8,626,200
Huntington Ingalls Industries, Inc.	21,423	5,077,679
Hyliion Holdings Corp. *	68,876	39,170
Hyster-Yale Materials Handling, Inc.	5,890	280,776
Hyzon Motors, Inc. *	51,383	56,007
IDEX Corp.	40,584	8,184,981
IES Holdings, Inc. *	4,674	327,040
Illinois Tool Works, Inc.	147,812	35,801,545
Ingersoll Rand, Inc.	216,663	15,476,238
Insteel Industries, Inc.	11,103	377,724
ITT, Inc.	44,180	4,783,369
Janus International Group, Inc. *	52,342	552,208
JELD-WEN Holding, Inc. *	45,281	723,590
John Bean Technologies Corp.	17,146	1,771,182
Johnson Controls International PLC	364,310	19,235,568
Kadant, Inc.	6,262	1,632,002
Kaman Corp.	14,874	301,496
Kennametal, Inc.	43,803	1,021,048
Kratos Defense & Security Solutions, Inc. *	68,518	1,305,268
L3Harris Technologies, Inc.	101,798	19,424,076
Lennox International, Inc.	17,229	7,006,345
Leonardo DRS, Inc. *	37,947	699,363
Lincoln Electric Holdings, Inc.	30,790	6,098,267
Lindsay Corp.	5,967	711,923
Lockheed Martin Corp.	120,466	53,941,061
Manitowoc Co., Inc. *	19,056	273,073
Markforged Holding Corp. *	36,756	27,199
Masco Corp.	120,579	7,301,058
Masonite International Corp. *	11,766	1,045,409
MasTec, Inc. *	32,681	1,981,776
Masterbrand, Inc. *	68,682	921,712
McGrath RentCorp	13,082	1,330,309
MDU Resources Group, Inc.	107,903	2,065,263
Mercury Systems, Inc. *	27,624	947,227
Microvast Holdings, Inc. *	155,093	181,459
Middleby Corp. *	28,887	3,646,406
Moog, Inc., Class A	15,134	2,118,911
MRC Global, Inc. *	44,100	455,994
MSC Industrial Direct Co., Inc., Class A	25,269	2,461,706
Mueller Industries, Inc.	61,564	2,556,753
Mueller Water Products, Inc., Class A	83,875	1,114,699
MYR Group, Inc. *	8,809	1,096,016
National Presto Industries, Inc.	2,567	191,806
Net Power, Inc. *	12,771	115,961
NEXTracker, Inc., Class A *	27,096	1,101,181
Nikola Corp. *(a)	343,102	333,632
Nordson Corp.	29,317	6,899,463
Northrop Grumman Corp.	76,383	36,294,146

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NOW, Inc. *	55,402	552,358
nVent Electric PLC	88,356	4,704,957
Omega Flex, Inc.	1,630	114,948
Oshkosh Corp.	35,185	3,423,149
Otis Worldwide Corp.	220,795	18,942,003
Owens Corning	48,270	6,544,447
PACCAR, Inc.	280,951	25,796,921
Parker-Hannifin Corp.	68,841	29,820,544
Pentair PLC	89,058	5,747,803
PGT Innovations, Inc. *	31,007	998,115
Plug Power, Inc. *(a)	292,099	1,180,080
Powell Industries, Inc.	4,846	402,993
Preformed Line Products Co.	1,518	189,158
Primoris Services Corp.	28,403	862,315
Proto Labs, Inc. *	14,670	531,054
Quanex Building Products Corp.	18,230	561,302
Quanta Services, Inc.	77,942	14,677,258
RBC Bearings, Inc. *	15,548	4,007,342
Regal Rexnord Corp.	35,846	4,294,351
Resideo Technologies, Inc. *	80,390	1,320,808
REV Group, Inc.	18,410	290,694
Rocket Lab USA, Inc. *	141,824	621,189
Rockwell Automation, Inc.	61,688	16,991,343
RTX Corp.	781,859	63,705,871
Rush Enterprises, Inc., Class A	34,530	1,369,805
Rush Enterprises, Inc., Class B	3,402	148,361
Sensata Technologies Holding PLC	82,012	2,666,210
SES AI Corp. *(a)	75,987	161,852
Shoals Technologies Group, Inc., Class A *	91,257	1,263,909
Shyft Group, Inc.	18,031	199,603
Simpson Manufacturing Co., Inc.	22,865	3,817,769
SiteOne Landscape Supply, Inc. *	24,148	3,400,521
Snap-on, Inc.	28,456	7,816,579
Southland Holdings, Inc. *	5,124	27,413
Spirit AeroSystems Holdings, Inc., Class A *	61,297	1,685,055
SPX Technologies, Inc. *	24,331	2,075,678
Standex International Corp.	6,246	835,840
Stanley Black & Decker, Inc.	81,877	7,442,619
Stem, Inc. *(a)	80,195	230,160
Sterling Infrastructure, Inc. *	16,388	1,040,802
SunPower Corp. *(a)	45,509	188,862
Sunrun, Inc. *	116,594	1,504,063
Symbotic, Inc. *(a)	8,659	457,888
Tecnoglass, Inc.	10,523	366,727
Tennant Co.	10,205	873,752
Terex Corp.	36,155	1,789,673
Textron, Inc.	106,110	8,134,393
Thermon Group Holdings, Inc. *	18,480	557,172
Timken Co.	35,320	2,557,168
Titan International, Inc. *	28,549	373,135
Titan Machinery, Inc. *	10,701	244,625
Toro Co.	55,777	4,629,491
TPI Composites, Inc. *	32,051	67,628
Trane Technologies PLC	122,631	27,642,254
Transcat, Inc. *	4,185	410,046
TransDigm Group, Inc.	29,598	28,499,026
Trex Co., Inc. *	58,493	4,110,303
Trinity Industries, Inc.	43,041	1,074,303
Triumph Group, Inc. *	46,136	516,262
Tutor Perini Corp. *	22,669	189,740
UFP Industries, Inc.	33,053	3,623,600
United Rentals, Inc.	36,561	17,403,767
V2X, Inc. *	5,699	241,638
Valmont Industries, Inc.	11,241	2,468,186
Vertiv Holdings Co. *	187,409	8,182,277
Vicor Corp. *	12,220	446,885
Virgin Galactic Holdings, Inc. *(a)	179,190	399,594
SECURITY	NUMBER OF SHARES	VALUE ($)
Wabash National Corp.	25,365	556,001
Watsco, Inc.	17,959	6,864,469
Watts Water Technologies, Inc., Class A	14,705	2,830,860
WESCO International, Inc.	23,495	3,661,696
Westinghouse Air Brake Technologies Corp.	96,084	11,199,551
WillScot Mobile Mini Holdings Corp. *	105,788	4,413,475
Woodward, Inc.	32,401	4,379,967
WW Grainger, Inc.	23,942	18,822,961
Xometry, Inc., Class A *	22,203	543,529
Xylem, Inc.	129,425	13,606,450
Zurn Elkay Water Solutions Corp., Class C	77,096	2,269,706
		1,499,755,650

Commercial & Professional Services 1.6%
ABM Industries, Inc.	35,603	1,459,367
ACCO Brands Corp.	55,155	296,734
ACV Auctions, Inc., Class A *	72,466	1,132,644
Alight, Inc., Class A *	197,562	1,511,349
ASGN, Inc. *	26,171	2,335,500
Automatic Data Processing, Inc.	220,909	50,791,397
Barrett Business Services, Inc.	3,337	366,903
Blacksky Technology, Inc. *(a)	57,877	76,398
Booz Allen Hamilton Holding Corp., Class A	70,921	8,874,345
Brady Corp., Class A	24,377	1,371,694
BrightView Holdings, Inc. *	18,419	140,721
Brink's Co.	24,630	1,943,307
Broadridge Financial Solutions, Inc.	63,320	12,272,682
CACI International, Inc., Class A *	12,181	3,909,492
Casella Waste Systems, Inc., Class A *	31,437	2,542,625
CBIZ, Inc. *	26,293	1,522,102
Ceridian HCM Holding, Inc. *	83,267	5,737,096
Cimpress PLC *	10,136	714,487
Cintas Corp.	46,404	25,673,013
Clarivate PLC *	229,714	1,782,581
Clean Harbors, Inc. *	26,939	4,354,959
Concentrix Corp.	22,730	2,136,393
Conduent, Inc. *	89,924	273,369
Copart, Inc. *	465,816	23,393,279
CoreCivic, Inc. *	61,080	883,828
CRA International, Inc.	3,642	345,152
CSG Systems International, Inc.	16,181	795,943
Deluxe Corp.	24,073	440,295
Driven Brands Holdings, Inc. *	30,219	397,380
Dun & Bradstreet Holdings, Inc.	129,527	1,371,691
Ennis, Inc.	14,362	304,905
Enviri Corp. *	45,825	270,367
Equifax, Inc.	65,983	14,365,159
ExlService Holdings, Inc. *	89,575	2,541,243
Exponent, Inc.	27,206	2,093,774
First Advantage Corp.	30,907	479,368
FiscalNote Holdings, Inc. *	38,177	38,940
Forrester Research, Inc. *	6,590	159,346
Franklin Covey Co. *	6,805	264,578
FTI Consulting, Inc. *	18,185	4,009,065
Genpact Ltd.	91,116	3,094,299
GEO Group, Inc. *	69,928	709,769
Healthcare Services Group, Inc. *	39,484	383,390
Heidrick & Struggles International, Inc.	10,989	298,681
HireRight Holdings Corp. *	10,391	136,642
HNI Corp.	25,068	979,407

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Huron Consulting Group, Inc. *	10,141	1,056,388
ICF International, Inc.	9,079	1,270,606
Insperity, Inc.	19,169	2,180,474
Interface, Inc.	29,609	299,347
Jacobs Solutions, Inc.	67,244	8,552,092
KBR, Inc.	72,684	3,755,582
Kelly Services, Inc., Class A	19,146	398,045
Kforce, Inc.	10,659	742,932
Korn Ferry	27,876	1,442,304
LanzaTech Global, Inc. *(a)	47,469	201,269
Legalzoom.com, Inc. *	64,711	746,118
Leidos Holdings, Inc.	73,707	7,910,235
Liquidity Services, Inc. *	11,681	223,808
ManpowerGroup, Inc.	26,168	1,941,927
Matthews International Corp., Class A	16,393	559,821
Maximus, Inc.	32,483	2,712,006
MillerKnoll, Inc.	41,121	1,060,922
Montrose Environmental Group, Inc. *	14,403	450,382
MSA Safety, Inc.	19,672	3,425,682
NV5 Global, Inc. *	6,551	637,281
OPENLANE, Inc. *	60,081	878,384
Parsons Corp. *	21,615	1,346,398
Paychex, Inc.	172,467	21,035,800
Paycom Software, Inc.	26,341	4,785,106
Paycor HCM, Inc. *	34,690	735,775
Paylocity Holding Corp. *	23,060	3,612,810
Pitney Bowes, Inc.	91,790	370,832
Planet Labs PBC *	109,002	264,875
RB Global, Inc.	97,582	6,214,022
Republic Services, Inc.	110,596	17,898,857
Resources Connection, Inc.	17,291	235,158
Robert Half, Inc.	57,544	4,717,457
Rollins, Inc.	149,911	6,107,374
Science Applications International Corp.	29,067	3,412,756
SP Plus Corp. *	10,281	525,873
SS&C Technologies Holdings, Inc.	116,334	6,544,951
Steelcase, Inc., Class A	51,116	629,238
Stericycle, Inc. *	49,772	2,337,791
Sterling Check Corp. *	20,618	261,024
Tetra Tech, Inc.	28,439	4,497,628
TransUnion	103,801	6,095,195
TriNet Group, Inc. *	18,015	2,088,479
TrueBlue, Inc. *	16,517	230,247
TTEC Holdings, Inc.	9,849	184,373
UniFirst Corp.	8,119	1,401,339
Upwork, Inc. *	65,928	928,925
Veralto Corp. *	117,011	9,039,100
Verisk Analytics, Inc.	78,038	18,840,714
Verra Mobility Corp. *	90,429	1,815,814
Vestis Corp. *	69,638	1,275,072
Viad Corp. *	10,993	366,067
VSE Corp.	7,969	481,567
Waste Management, Inc.	197,924	33,843,025
		391,544,906

Consumer Discretionary Distribution & Retail 5.3%
1-800-Flowers.com, Inc., Class A *	17,041	150,472
Aaron's Co., Inc.	18,238	160,677
Abercrombie & Fitch Co., Class A *	27,064	2,053,887
Academy Sports & Outdoors, Inc.	41,702	2,121,381
Advance Auto Parts, Inc.	31,701	1,610,094
Amazon.com, Inc. *	4,876,677	712,433,743
American Eagle Outfitters, Inc.	99,008	1,884,122
America's Car-Mart, Inc. *	3,259	260,296
Arhaus, Inc. *	21,998	205,021
SECURITY	NUMBER OF SHARES	VALUE ($)
Arko Corp.	40,774	304,990
Asbury Automotive Group, Inc. *	10,938	2,295,011
AutoNation, Inc. *	14,222	1,923,810
AutoZone, Inc. *	9,757	25,465,087
BARK, Inc. *	51,715	42,499
Bath & Body Works, Inc.	122,609	3,999,506
Best Buy Co., Inc.	104,258	7,396,063
Beyond, Inc. *	24,948	479,501
Big Lots, Inc.	11,716	61,743
Boot Barn Holdings, Inc. *	16,242	1,190,214
Buckle, Inc.	15,913	613,605
Burlington Stores, Inc. *	34,894	5,917,673
Caleres, Inc.	19,441	590,229
Camping World Holdings, Inc., Class A	23,544	497,720
CarMax, Inc. *	84,830	5,424,030
CarParts.com, Inc. *	30,856	94,419
Carvana Co. *	51,439	1,611,070
Chewy, Inc., Class A *	62,533	1,089,325
Chico's FAS, Inc. *	64,965	489,836
Children's Place, Inc. *	6,911	157,225
Designer Brands, Inc., Class A	25,425	295,947
Dick's Sporting Goods, Inc.	33,956	4,417,676
Dillard's, Inc., Class A (a)	1,761	611,226
eBay, Inc.	284,711	11,675,998
Etsy, Inc. *	66,418	5,035,149
Five Below, Inc. *	30,016	5,656,815
Floor & Decor Holdings, Inc., Class A *	57,049	5,231,964
Foot Locker, Inc.	42,526	1,145,225
GameStop Corp., Class A *(a)	143,974	2,094,822
Gap, Inc.	112,792	2,263,735
Genesco, Inc. *	6,608	246,941
Genuine Parts Co.	75,542	10,030,467
Group 1 Automotive, Inc.	7,474	2,108,415
Groupon, Inc. *(a)	16,061	181,650
GrowGeneration Corp. *	44,314	117,875
Guess?, Inc.	12,238	269,481
Haverty Furniture Cos., Inc.	8,044	252,099
Hibbett, Inc.	7,082	442,979
Home Depot, Inc.	539,988	169,280,838
Kohl's Corp.	59,487	1,394,970
Lands' End, Inc. *	7,423	52,406
Leslie's, Inc. *	101,992	502,821
Lithia Motors, Inc.	14,737	3,934,632
LKQ Corp.	142,978	6,366,810
Lowe's Cos., Inc.	314,743	62,580,351
Macy's, Inc.	145,699	2,310,786
MarineMax, Inc. *	12,032	358,915
Monro, Inc.	16,982	491,119
Murphy USA, Inc.	10,332	3,818,191
National Vision Holdings, Inc. *	41,782	770,878
Nordstrom, Inc.	51,738	808,148
ODP Corp. *	18,200	829,010
Ollie's Bargain Outlet Holdings, Inc. *	33,088	2,424,358
O'Reilly Automotive, Inc. *	32,521	31,947,980
Penske Automotive Group, Inc.	10,268	1,533,012
Petco Health & Wellness Co., Inc. *	42,722	129,020
PetMed Express, Inc.	12,685	87,907
Pool Corp.	20,983	7,287,816
Qurate Retail, Inc. *	187,029	144,386
Restoration Hardware, Inc. *	8,219	2,218,883
Revolve Group, Inc. *	22,551	300,379
Ross Stores, Inc.	183,317	23,900,871
Sally Beauty Holdings, Inc. *	57,466	555,696
Savers Value Village, Inc. *	12,087	181,909
Shoe Carnival, Inc.	8,165	198,328
Signet Jewelers Ltd.	24,319	1,998,535
Sleep Number Corp. *	12,232	124,033

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sonic Automotive, Inc., Class A	8,646	443,280
Sportsman's Warehouse Holdings, Inc. *	18,866	91,123
Stitch Fix, Inc., Class A *	44,301	165,686
TJX Cos., Inc.	617,579	54,414,886
Tractor Supply Co.	58,189	11,812,949
Ulta Beauty, Inc. *	26,694	11,371,377
Upbound Group, Inc.	26,075	758,783
Urban Outfitters, Inc. *	29,276	1,045,153
Valvoline, Inc.	74,539	2,552,215
Victoria's Secret & Co. *	41,454	1,117,185
Warby Parker, Inc., Class A *	43,034	447,984
Wayfair, Inc., Class A *	48,365	2,698,767
Williams-Sonoma, Inc.	34,245	6,422,307
Winmark Corp.	1,529	657,470
Zumiez, Inc. *	8,189	154,608
		1,253,288,474

Consumer Durables & Apparel 1.2%
Acushnet Holdings Corp.	16,952	957,788
AMMO, Inc. *	43,670	89,087
Beazer Homes USA, Inc. *	16,211	426,511
Brunswick Corp.	37,961	2,993,984
Capri Holdings Ltd. *	62,120	3,009,093
Carter's, Inc.	19,952	1,360,527
Cavco Industries, Inc. *	4,393	1,242,253
Century Communities, Inc.	15,124	1,091,045
Columbia Sportswear Co.	18,765	1,469,862
Crocs, Inc. *	33,394	3,526,740
Deckers Outdoor Corp. *	14,021	9,309,523
DR Horton, Inc.	163,734	20,903,920
Dream Finders Homes, Inc., Class A *	12,019	292,542
Ethan Allen Interiors, Inc.	12,823	344,169
Figs, Inc., Class A *	67,439	489,607
Funko, Inc., Class A *	17,961	116,387
Garmin Ltd.	81,825	10,002,288
G-III Apparel Group Ltd. *	21,514	618,958
GoPro, Inc., Class A *	67,978	245,401
Green Brick Partners, Inc. *	14,557	690,730
Hanesbrands, Inc. *	184,761	672,530
Hasbro, Inc.	69,511	3,226,005
Helen of Troy Ltd. *	13,021	1,367,596
Installed Building Products, Inc.	12,601	1,896,576
iRobot Corp. *	15,009	541,975
Johnson Outdoors, Inc., Class A	2,903	152,524
KB Home	40,586	2,114,531
Kontoor Brands, Inc.	26,495	1,456,430
Latham Group, Inc. *	24,377	55,092
La-Z-Boy, Inc.	22,893	805,605
Leggett & Platt, Inc.	70,930	1,622,169
Lennar Corp., Class A	142,368	18,211,715
Levi Strauss & Co., Class A	54,026	836,863
LGI Homes, Inc. *	10,987	1,297,235
Lululemon Athletica, Inc. *	62,149	27,768,173
M/I Homes, Inc. *	14,761	1,557,433
Malibu Boats, Inc., Class A *	10,770	476,465
Mattel, Inc. *	190,710	3,623,490
MDC Holdings, Inc.	31,082	1,375,689
Meritage Homes Corp.	19,759	2,791,947
Mohawk Industries, Inc. *	28,408	2,508,710
Movado Group, Inc.	8,138	212,809
Newell Brands, Inc.	202,877	1,547,952
NIKE, Inc., Class B	657,987	72,556,226
NVR, Inc. *	1,753	10,790,399
Oxford Industries, Inc.	7,785	703,998
Peloton Interactive, Inc., Class A *	181,976	1,029,984
Polaris, Inc.	28,731	2,369,446
SECURITY	NUMBER OF SHARES	VALUE ($)
PulteGroup, Inc.	118,539	10,481,218
Purple Innovation, Inc.	33,330	20,678
PVH Corp.	33,815	3,306,431
Ralph Lauren Corp.	22,095	2,858,651
Skechers USA, Inc., Class A *	72,153	4,250,533
Skyline Champion Corp. *	28,552	1,718,545
Smith & Wesson Brands, Inc.	24,234	333,217
Snap One Holdings Corp. *	10,365	74,110
Solo Brands, Inc., Class A *	14,533	75,717
Sonos, Inc. *	69,649	1,051,700
Steven Madden Ltd.	38,293	1,452,071
Sturm Ruger & Co., Inc.	9,470	416,301
Tapestry, Inc.	124,258	3,935,251
Taylor Morrison Home Corp. *	58,419	2,634,697
Tempur Sealy International, Inc.	92,600	3,733,632
Toll Brothers, Inc.	59,376	5,099,805
TopBuild Corp. *	17,012	5,031,809
Topgolf Callaway Brands Corp. *	75,136	921,167
Traeger, Inc. *	32,138	71,989
Tri Pointe Homes, Inc. *	53,342	1,556,520
Tupperware Brands Corp. *(a)	21,936	37,730
Under Armour, Inc., Class A *	197,172	1,604,980
VF Corp.	176,797	2,957,814
Vista Outdoor, Inc. *	31,245	881,421
Vizio Holding Corp., Class A *	55,313	370,597
Whirlpool Corp.	29,270	3,187,503
Wolverine World Wide, Inc.	42,893	367,593
YETI Holdings, Inc. *	46,503	1,982,888
		283,164,550

Consumer Services 2.4%
2U, Inc. *	31,246	30,696
Accel Entertainment, Inc. *	28,536	289,355
ADT, Inc.	113,687	667,343
Adtalem Global Education, Inc. *	23,079	1,314,811
Airbnb, Inc., Class A *	229,301	28,969,888
Aramark	139,435	3,905,574
Bally's Corp. *	15,009	172,904
BJ's Restaurants, Inc. *	12,508	374,364
Bloomin' Brands, Inc.	46,977	1,096,443
Booking Holdings, Inc. *	19,174	59,932,172
Bowlero Corp., Class A *(a)	27,777	285,548
Boyd Gaming Corp.	37,489	2,213,725
Bright Horizons Family Solutions, Inc. *	31,031	2,713,351
Brinker International, Inc. *	23,230	836,512
Caesars Entertainment, Inc. *	115,187	5,151,163
Carnival Corp. *	540,604	8,141,496
Carriage Services, Inc.	7,528	170,058
Cava Group, Inc. *(a)	8,003	272,182
Cheesecake Factory, Inc.	25,199	789,989
Chegg, Inc. *	62,600	621,618
Chipotle Mexican Grill, Inc. *	14,839	32,679,188
Choice Hotels International, Inc.	13,284	1,464,960
Churchill Downs, Inc.	36,444	4,219,122
Chuy's Holdings, Inc. *	10,133	356,682
Coursera, Inc. *	55,621	1,098,515
Cracker Barrel Old Country Store, Inc.	11,882	797,639
Darden Restaurants, Inc.	64,775	10,135,344
Dave & Buster's Entertainment, Inc. *	17,855	732,769
Denny's Corp. *	31,535	299,267
Dine Brands Global, Inc.	8,159	354,672
Domino's Pizza, Inc.	18,985	7,459,017
DoorDash, Inc., Class A *	160,700	15,102,586
DraftKings, Inc., Class A *	248,103	9,487,459
Duolingo, Inc. *	18,952	4,023,320
Dutch Bros, Inc., Class A *	27,798	743,041

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
El Pollo Loco Holdings, Inc. *	11,590	96,313
European Wax Center, Inc., Class A *	19,106	272,834
Everi Holdings, Inc. *	47,649	497,932
Expedia Group, Inc. *	74,477	10,142,278
First Watch Restaurant Group, Inc. *	12,547	226,850
Frontdoor, Inc. *	44,485	1,527,170
Global Business Travel Group I *	25,199	156,738
Golden Entertainment, Inc.	11,722	417,772
Graham Holdings Co., Class B	1,972	1,236,740
Grand Canyon Education, Inc. *	16,079	2,198,321
H&R Block, Inc.	81,273	3,691,420
Hilton Grand Vacations, Inc. *	38,232	1,309,828
Hilton Worldwide Holdings, Inc.	140,587	23,551,134
Hyatt Hotels Corp., Class A	24,953	2,863,606
Jack in the Box, Inc.	11,262	814,243
Krispy Kreme, Inc.	45,249	588,237
Kura Sushi USA, Inc., Class A *	2,998	187,315
Las Vegas Sands Corp.	198,248	9,143,198
Laureate Education, Inc.	71,495	938,729
Life Time Group Holdings, Inc. *	29,634	449,251
Light & Wonder, Inc. *	48,922	4,325,683
Lindblad Expeditions Holdings, Inc. *	20,298	159,339
Marriott International, Inc., Class A	134,613	27,286,055
Marriott Vacations Worldwide Corp.	18,119	1,320,875
McDonald's Corp.	391,549	110,354,170
MGM Resorts International	150,091	5,919,589
Mister Car Wash, Inc. *	41,947	305,374
Monarch Casino & Resort, Inc.	7,088	445,693
Norwegian Cruise Line Holdings Ltd. *	228,835	3,494,310
OneSpaWorld Holdings Ltd. *	46,444	559,650
Papa John's International, Inc.	17,546	1,144,701
Penn Entertainment, Inc. *	82,008	2,014,116
Perdoceo Education Corp.	35,166	612,592
Planet Fitness, Inc., Class A *	45,682	3,103,635
Playa Hotels & Resorts NV *	65,851	497,175
Portillo's, Inc., Class A *	27,560	428,282
RCI Hospitality Holdings, Inc.	4,568	267,730
Red Rock Resorts, Inc., Class A	25,981	1,156,934
Rover Group, Inc. *	55,566	607,892
Royal Caribbean Cruises Ltd. *	126,191	13,560,485
Rush Street Interactive, Inc. *	28,290	119,101
Sabre Corp. *	177,655	627,122
SeaWorld Entertainment, Inc. *	18,603	909,687
Service Corp. International	81,390	4,986,765
Shake Shack, Inc., Class A *	20,356	1,232,759
Six Flags Entertainment Corp. *	39,265	977,699
Starbucks Corp.	615,283	61,097,602
Strategic Education, Inc.	12,318	1,095,932
Stride, Inc. *	22,384	1,356,023
Sweetgreen, Inc., Class A *	49,104	462,069
Target Hospitality Corp. *	20,184	220,207
Texas Roadhouse, Inc.	35,992	4,051,260
Travel & Leisure Co.	41,157	1,466,835
Udemy, Inc. *	49,537	737,111
Vacasa, Inc., Class A *	2,559	20,370
Vail Resorts, Inc.	20,611	4,478,976
Wendy's Co.	90,114	1,689,638
Wingstop, Inc.	16,050	3,857,778
WW International, Inc. *	46,615	336,094
Wyndham Hotels & Resorts, Inc.	44,591	3,448,668
Wynn Resorts Ltd.	51,794	4,372,449
Xponential Fitness, Inc., Class A *	13,817	188,740
Yum! Brands, Inc.	150,426	18,885,984
		561,395,831

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	219,069	4,769,132
Andersons, Inc.	17,116	853,404
BJ's Wholesale Club Holdings, Inc. *	71,838	4,639,298
Casey's General Stores, Inc.	20,330	5,598,882
Chefs' Warehouse, Inc. *	18,647	501,604
Costco Wholesale Corp.	238,012	141,079,233
Dollar General Corp.	117,887	15,457,343
Dollar Tree, Inc. *	112,710	13,929,829
Grocery Outlet Holding Corp. *	52,939	1,493,409
Ingles Markets, Inc., Class A	7,780	635,004
Kroger Co.	353,305	15,640,812
Performance Food Group Co. *	83,769	5,449,173
PriceSmart, Inc.	13,727	925,063
SpartanNash Co.	18,554	411,342
Sprouts Farmers Market, Inc. *	55,378	2,385,684
Sysco Corp.	271,866	19,620,569
Target Corp.	247,479	33,115,165
U.S. Foods Holding Corp. *	121,596	5,329,553
United Natural Foods, Inc. *	31,312	455,590
Walgreens Boots Alliance, Inc.	384,950	7,675,903
Walmart, Inc.	766,550	119,344,170
Weis Markets, Inc.	8,555	516,294
		399,826,456

Energy 4.2%
Antero Midstream Corp.	180,958	2,410,361
Antero Resources Corp. *	151,659	3,583,702
APA Corp.	166,179	5,982,444
Archrock, Inc.	74,770	1,083,417
Atlas Energy Solutions, Inc.	9,119	155,570
Baker Hughes Co.	544,145	18,364,894
Berry Corp.	34,622	248,586
Bristow Group, Inc. *	12,218	314,613
Cactus, Inc., Class A	34,497	1,465,778
California Resources Corp.	34,575	1,770,586
Callon Petroleum Co. *	30,071	940,320
Centrus Energy Corp., Class A *	6,909	345,588
ChampionX Corp.	106,034	3,108,917
Cheniere Energy, Inc.	129,434	23,576,403
Chesapeake Energy Corp.	60,167	4,832,012
Chevron Corp.	952,958	136,844,769
Chord Energy Corp.	22,189	3,597,724
Civitas Resources, Inc.	45,635	3,134,668
Clean Energy Fuels Corp. *	99,077	357,668
CNX Resources Corp. *	88,360	1,843,190
Comstock Resources, Inc.	47,380	467,641
ConocoPhillips	642,994	74,310,817
CONSOL Energy, Inc.	15,844	1,690,079
Core Laboratories, Inc.	24,836	439,846
Coterra Energy, Inc.	407,094	10,686,217
Crescent Energy Co., Class A	38,063	433,918
CVR Energy, Inc.	15,280	485,446
Delek U.S. Holdings, Inc.	31,339	850,540
Devon Energy Corp.	343,128	15,430,466
Diamond Offshore Drilling, Inc. *	55,437	713,474
Diamondback Energy, Inc.	95,729	14,781,515
DMC Global, Inc. *	9,858	157,235
Dorian LPG Ltd.	18,096	766,547
Dril-Quip, Inc. *	18,390	408,626
DT Midstream, Inc.	52,015	2,979,939
Enviva, Inc. (a)	25,922	31,625
EOG Resources, Inc.	312,740	38,488,912
EQT Corp.	194,199	7,760,192
Equitrans Midstream Corp.	232,020	2,176,348
Excelerate Energy, Inc., Class A	9,210	153,991
Expro Group Holdings NV *	45,920	714,056

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Exxon Mobil Corp.	2,173,084	223,262,650
Granite Ridge Resources, Inc.	24,728	146,142
Green Plains, Inc. *	32,806	816,213
Gulfport Energy Corp. *	5,259	720,693
Halliburton Co.	484,254	17,931,926
Helix Energy Solutions Group, Inc. *	77,967	726,652
Helmerich & Payne, Inc.	52,954	1,918,523
Hess Corp.	148,248	20,837,739
HF Sinclair Corp.	85,934	4,509,816
HighPeak Energy, Inc.	13,848	212,982
International Seaways, Inc.	21,464	979,617
Kinder Morgan, Inc.	1,042,432	18,315,530
Kinetik Holdings, Inc.	8,237	299,497
Kodiak Gas Services, Inc.	8,997	158,617
Kosmos Energy Ltd. *	245,165	1,664,670
Liberty Energy, Inc.	81,002	1,607,890
Magnolia Oil & Gas Corp., Class A	101,035	2,172,252
Marathon Oil Corp.	324,662	8,256,155
Marathon Petroleum Corp.	214,658	32,024,827
Matador Resources Co.	59,254	3,429,622
Murphy Oil Corp.	79,080	3,382,252
Nabors Industries Ltd. *	4,885	424,116
New Fortress Energy, Inc. (a)	35,333	1,359,614
NextDecade Corp. *	41,533	207,250
Noble Corp. PLC	57,966	2,674,551
Northern Oil & Gas, Inc.	48,454	1,813,149
NOV, Inc.	210,552	3,962,589
Occidental Petroleum Corp.	357,466	21,144,114
Oceaneering International, Inc. *	55,503	1,146,692
ONEOK, Inc.	312,607	21,522,992
Ovintiv, Inc.	135,508	6,008,425
Par Pacific Holdings, Inc. *	29,210	1,001,027
Patterson-UTI Energy, Inc.	171,161	2,004,295
PBF Energy, Inc., Class A	58,733	2,607,745
Peabody Energy Corp.	61,635	1,469,378
Permian Resources Corp.	197,425	2,594,164
Phillips 66	239,249	30,836,804
Pioneer Natural Resources Co.	125,295	29,023,334
ProFrac Holding Corp., Class A *	6,710	54,083
ProPetro Holding Corp. *	41,111	374,521
Range Resources Corp.	128,994	4,192,305
REX American Resources Corp. *	8,132	398,631
Riley Exploration Permian, Inc.	3,462	85,511
RPC, Inc.	45,758	331,745
SandRidge Energy, Inc.	16,797	231,967
Schlumberger NV	762,381	39,674,307
Select Water Solutions, Inc.	44,785	334,096
SilverBow Resources, Inc. *	6,636	211,091
Sitio Royalties Corp., Class A	44,068	970,818
SM Energy Co.	62,588	2,343,921
Southwestern Energy Co. *	586,404	3,864,402
Talos Energy, Inc. *	51,362	714,959
Targa Resources Corp.	120,938	10,938,842
TechnipFMC PLC	236,451	4,899,265
Tellurian, Inc. *	271,804	165,529
TETRA Technologies, Inc. *	62,854	296,671
Texas Pacific Land Corp.	3,349	5,599,361
Tidewater, Inc. *	25,836	1,552,227
Transocean Ltd. *	361,368	2,298,300
U.S. Silica Holdings, Inc. *	40,504	456,885
Uranium Energy Corp. *	196,423	1,280,678
Valaris Ltd. *	34,107	2,339,740
Valero Energy Corp.	189,913	23,807,494
Vital Energy, Inc. *	8,145	365,222
Weatherford International PLC *	38,613	3,501,813
Williams Cos., Inc.	652,029	23,988,147
World Kinect Corp.	33,223	699,012
		997,034,687

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 2.7%
Acadia Realty Trust	51,130	773,086
Agree Realty Corp.	51,900	3,072,999
Alexander & Baldwin, Inc.	38,176	639,448
Alexander's, Inc.	1,052	193,526
Alexandria Real Estate Equities, Inc.	83,374	9,121,116
American Assets Trust, Inc.	27,568	555,220
American Homes 4 Rent, Class A	171,692	6,227,269
American Tower Corp.	250,641	52,328,828
Americold Realty Trust, Inc.	135,498	3,825,109
Apartment Income REIT Corp.	80,134	2,493,770
Apartment Investment & Management Co., Class A *	79,560	548,168
Apple Hospitality REIT, Inc.	112,897	1,881,993
Armada Hoffler Properties, Inc.	34,462	378,393
AvalonBay Communities, Inc.	76,148	13,169,035
Boston Properties, Inc.	77,064	4,387,254
Brandywine Realty Trust	93,342	416,305
Brixmor Property Group, Inc.	160,831	3,461,083
Broadstone Net Lease, Inc.	100,744	1,611,904
Camden Property Trust	57,265	5,168,739
CareTrust REIT, Inc.	53,288	1,229,887
CBL & Associates Properties, Inc.	13,184	309,824
Centerspace	8,139	434,134
Chatham Lodging Trust	24,935	247,106
City Office REIT, Inc.	26,628	128,613
Community Healthcare Trust, Inc.	13,406	363,303
COPT Defense Properties	60,102	1,454,468
Cousins Properties, Inc.	81,533	1,673,057
Crown Castle, Inc.	233,127	27,341,135
CubeSmart	120,741	4,800,662
DiamondRock Hospitality Co.	109,979	915,025
Digital Realty Trust, Inc.	162,935	22,612,119
Diversified Healthcare Trust	120,993	283,124
Douglas Emmett, Inc.	90,214	1,102,415
Easterly Government Properties, Inc.	52,509	612,255
EastGroup Properties, Inc.	24,383	4,236,546
Elme Communities	47,165	619,748
Empire State Realty Trust, Inc., Class A	68,713	615,668
EPR Properties	40,552	1,809,430
Equinix, Inc.	50,205	40,917,577
Equity Commonwealth	58,730	1,103,537
Equity LifeStyle Properties, Inc.	99,331	7,062,434
Equity Residential	186,343	10,591,736
Essential Properties Realty Trust, Inc.	84,556	2,008,205
Essex Property Trust, Inc.	34,566	7,378,458
Extra Space Storage, Inc.	113,368	14,757,113
Federal Realty Investment Trust	39,087	3,736,326
First Industrial Realty Trust, Inc.	70,886	3,335,186
Four Corners Property Trust, Inc.	46,264	1,063,609
Franklin Street Properties Corp., Class C	53,029	130,451
Gaming & Leisure Properties, Inc.	140,277	6,555,144
Getty Realty Corp.	24,074	708,498
Gladstone Commercial Corp.	22,657	283,213
Global Medical REIT, Inc.	34,025	341,271
Global Net Lease, Inc.	105,379	925,228
Healthcare Realty Trust, Inc.	204,762	3,126,716
Healthpeak Properties, Inc.	290,017	5,023,094
Highwoods Properties, Inc.	56,996	1,080,074
Host Hotels & Resorts, Inc.	382,057	6,674,536
Hudson Pacific Properties, Inc.	69,075	405,470
Independence Realty Trust, Inc.	120,402	1,639,875
Industrial Logistics Properties Trust	32,348	109,660
Innovative Industrial Properties, Inc.	15,171	1,238,864
InvenTrust Properties Corp.	36,764	886,748
Invitation Homes, Inc.	307,291	10,251,228

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Iron Mountain, Inc.	156,448	10,036,139
JBG SMITH Properties	50,912	698,513
Kilroy Realty Corp.	56,902	1,876,628
Kimco Realty Corp.	333,184	6,437,115
Kite Realty Group Trust	116,963	2,470,259
Lamar Advertising Co., Class A	47,098	4,770,556
LTC Properties, Inc.	22,115	721,391
LXP Industrial Trust	157,116	1,379,478
Macerich Co.	116,975	1,341,703
Medical Properties Trust, Inc.	321,422	1,558,897
Mid-America Apartment Communities, Inc.	62,505	7,780,622
National Health Investors, Inc.	23,550	1,277,823
National Storage Affiliates Trust	44,303	1,470,417
NET Lease Office Properties *	7,626	124,685
NETSTREIT Corp.	34,462	530,026
NexPoint Diversified Real Estate Trust	18,766	151,254
NexPoint Residential Trust, Inc.	12,283	374,017
NNN REIT, Inc.	96,843	3,933,763
Office Properties Income Trust	31,744	177,132
Omega Healthcare Investors, Inc.	130,450	4,141,787
One Liberty Properties, Inc.	9,898	202,216
Orion Office REIT, Inc.	35,976	185,636
Outfront Media, Inc.	79,519	972,517
Paramount Group, Inc.	95,051	446,740
Park Hotels & Resorts, Inc.	115,920	1,719,094
Peakstone Realty Trust (a)	19,278	307,677
Pebblebrook Hotel Trust	67,012	854,403
Phillips Edison & Co., Inc.	63,024	2,220,966
Physicians Realty Trust	128,647	1,502,597
Piedmont Office Realty Trust, Inc., Class A	67,278	418,469
Plymouth Industrial REIT, Inc.	18,089	393,436
PotlatchDeltic Corp.	42,674	1,956,176
Prologis, Inc.	496,488	57,061,366
Public Storage	85,044	22,005,985
Rayonier, Inc.	72,306	2,218,348
Realty Income Corp.	381,128	20,565,667
Regency Centers Corp.	88,384	5,548,748
Retail Opportunity Investments Corp.	66,530	856,241
Rexford Industrial Realty, Inc.	110,417	5,434,725
RLJ Lodging Trust	87,387	934,167
RPT Realty	48,424	562,687
Ryman Hospitality Properties, Inc.	31,555	3,166,544
Sabra Health Care REIT, Inc.	127,179	1,856,813
Safehold, Inc.	21,580	424,910
Saul Centers, Inc.	7,449	275,241
SBA Communications Corp.	58,220	14,378,011
Service Properties Trust	89,922	642,942
Simon Property Group, Inc.	175,490	21,916,946
SITE Centers Corp.	97,132	1,281,171
SL Green Realty Corp.	35,675	1,304,635
Spirit Realty Capital, Inc.	75,516	3,118,811
STAG Industrial, Inc.	96,063	3,443,859
Star Holdings *	7,729	94,448
Summit Hotel Properties, Inc.	57,757	361,559
Sun Communities, Inc.	66,825	8,643,145
Sunstone Hotel Investors, Inc.	110,753	1,094,240
Tanger, Inc.	56,182	1,402,303
Terreno Realty Corp.	44,504	2,541,623
UDR, Inc.	161,822	5,404,855
UMH Properties, Inc.	30,879	436,011
Uniti Group, Inc.	134,923	746,124
Universal Health Realty Income Trust	6,510	259,554
Urban Edge Properties	64,060	1,073,005
Ventas, Inc.	216,846	9,940,221
Veris Residential, Inc.	42,790	620,027
VICI Properties, Inc.	543,111	16,233,588
SECURITY	NUMBER OF SHARES	VALUE ($)
Vornado Realty Trust	85,795	2,019,614
Welltower, Inc.	296,705	26,436,415
Weyerhaeuser Co.	393,335	12,331,052
WP Carey, Inc.	114,691	7,138,368
Xenia Hotels & Resorts, Inc.	60,080	733,577
		639,315,693

Financial Services 7.7%
Affiliated Managers Group, Inc.	19,193	2,601,611
Affirm Holdings, Inc. *	113,655	3,910,869
AGNC Investment Corp.	320,584	2,827,551
Alerus Financial Corp.	9,950	181,787
Ally Financial, Inc.	145,269	4,244,760
AlTi Global, Inc. *	12,419	94,012
A-Mark Precious Metals, Inc.	9,326	267,283
American Express Co.	312,877	53,430,005
Ameriprise Financial, Inc.	55,269	19,538,144
Annaly Capital Management, Inc.	266,149	4,809,312
Apollo Commercial Real Estate Finance, Inc.	68,460	737,999
Apollo Global Management, Inc.	235,070	21,626,440
Arbor Realty Trust, Inc. (a)	97,128	1,212,157
ARES Management Corp., Class A	88,556	9,940,411
ARMOUR Residential REIT, Inc. (a)	21,878	385,053
Artisan Partners Asset Management, Inc., Class A	36,874	1,388,306
AssetMark Financial Holdings, Inc. *	10,974	281,373
AvidXchange Holdings, Inc. *	91,698	978,418
B. Riley Financial, Inc. (a)	9,085	167,164
Bank of New York Mellon Corp.	419,421	20,266,423
Berkshire Hathaway, Inc., Class B *	979,499	352,619,640
BGC Group, Inc., Class A	209,038	1,358,747
BlackRock, Inc.	75,450	56,680,303
Blackstone Mortgage Trust, Inc., Class A (a)	92,172	2,044,375
Blackstone, Inc.	381,191	42,834,433
Block, Inc. *	294,923	18,706,966
Blue Owl Capital, Inc.	217,862	2,936,780
Bread Financial Holdings, Inc.	27,303	767,214
Brightsphere Investment Group, Inc.	16,454	287,122
BrightSpire Capital, Inc.	68,821	467,295
Cannae Holdings, Inc. *	39,765	714,179
Cantaloupe, Inc. *	28,196	199,346
Capital One Financial Corp.	205,092	22,900,573
Carlyle Group, Inc.	116,727	4,001,402
Cass Information Systems, Inc.	6,983	288,747
Cboe Global Markets, Inc.	56,494	10,292,642
Charles Schwab Corp. (b)	791,372	48,526,931
Chimera Investment Corp.	129,892	676,737
Claros Mortgage Trust, Inc.	65,077	794,590
CME Group, Inc.	193,151	42,176,452
Cohen & Steers, Inc.	13,867	811,081
Coinbase Global, Inc., Class A *	90,936	11,341,538
Corebridge Financial, Inc.	108,240	2,276,287
Credit Acceptance Corp. *	3,424	1,564,768
Diamond Hill Investment Group, Inc.	1,690	271,397
Discover Financial Services	133,845	12,447,585
Donnelley Financial Solutions, Inc. *	13,757	811,938
Dynex Capital, Inc.	28,818	329,678
Ellington Financial, Inc.	34,343	446,459
Enact Holdings, Inc.	15,156	419,973
Encore Capital Group, Inc. *	12,519	560,851
Enova International, Inc. *	16,586	683,343
Equitable Holdings, Inc.	177,490	5,447,168
Essent Group Ltd.	56,756	2,743,585
Euronet Worldwide, Inc. *	25,200	2,197,944
Evercore, Inc., Class A	19,122	2,821,451
EVERTEC, Inc.	34,561	1,277,720

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FactSet Research Systems, Inc.	20,567	9,326,312
Federal Agricultural Mortgage Corp., Class C	5,442	902,501
Federated Hermes, Inc.	48,520	1,543,906
Fidelity National Information Services, Inc.	318,478	18,675,550
FirstCash Holdings, Inc.	19,726	2,209,312
Fiserv, Inc. *	327,335	42,753,224
FleetCor Technologies, Inc. *	39,616	9,527,648
Flywire Corp. *	56,484	1,316,077
Forge Global Holdings, Inc. *(a)	55,453	182,995
Franklin BSP Realty Trust, Inc.	43,755	572,315
Franklin Resources, Inc.	152,756	3,788,349
Global Payments, Inc.	139,193	16,207,633
Goldman Sachs Group, Inc.	177,094	60,484,685
Granite Point Mortgage Trust, Inc.	28,216	155,188
Green Dot Corp., Class A *	25,086	201,190
Hamilton Lane, Inc., Class A	19,843	1,941,638
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	56,501	1,367,889
Houlihan Lokey, Inc.	27,075	2,916,519
Interactive Brokers Group, Inc., Class A	57,220	4,454,005
Intercontinental Exchange, Inc.	307,322	34,985,536
International Money Express, Inc. *	16,915	352,678
Invesco Ltd.	239,384	3,416,010
Invesco Mortgage Capital, Inc.	21,681	173,665
Jack Henry & Associates, Inc.	39,225	6,224,615
Jackson Financial, Inc., Class A	38,770	1,850,492
Janus Henderson Group PLC	71,340	1,868,395
Jefferies Financial Group, Inc.	94,526	3,350,001
KKR & Co., Inc.	348,425	26,424,552
KKR Real Estate Finance Trust, Inc.	30,406	381,899
Ladder Capital Corp.	57,523	644,833
Lazard Ltd., Class A	61,328	1,838,613
LendingClub Corp. *	55,984	352,699
LendingTree, Inc. *	5,642	99,863
LPL Financial Holdings, Inc.	40,866	9,084,512
MarketAxess Holdings, Inc.	20,150	4,838,418
Marqeta, Inc., Class A *	237,111	1,505,655
Mastercard, Inc., Class A	446,871	184,928,626
Merchants Bancorp	13,421	451,617
MFA Financial, Inc.	58,596	632,837
MGIC Investment Corp.	149,482	2,629,388
Moelis & Co., Class A	35,924	1,704,594
Moneylion, Inc. *	2,607	107,461
Moody's Corp.	84,883	30,978,900
Morgan Stanley	685,707	54,403,993
Morningstar, Inc.	13,923	3,945,221
Mr Cooper Group, Inc. *	36,121	2,186,043
MSCI, Inc.	42,560	22,167,376
Nasdaq, Inc.	181,692	10,145,681
Navient Corp.	45,627	781,591
NCR Atleos Corp. *	35,693	792,742
Nelnet, Inc., Class A	9,538	800,238
NerdWallet, Inc., Class A *	27,022	317,509
New York Mortgage Trust, Inc.	52,303	459,743
NewtekOne, Inc.	13,811	186,863
NMI Holdings, Inc., Class A *	43,847	1,205,793
Northern Trust Corp.	111,027	8,798,890
OneMain Holdings, Inc.	64,318	2,720,651
Open Lending Corp., Class A *	54,363	347,380
Payoneer Global, Inc. *	139,365	721,911
PayPal Holdings, Inc. *	590,707	34,030,630
PennyMac Financial Services, Inc.	15,701	1,221,381
PennyMac Mortgage Investment Trust	47,190	662,548
Piper Sandler Cos.	7,878	1,218,963
SECURITY	NUMBER OF SHARES	VALUE ($)
PJT Partners, Inc., Class A	11,531	1,038,482
PRA Group, Inc. *	20,390	377,827
PROG Holdings, Inc. *	24,988	681,173
Radian Group, Inc.	84,346	2,168,536
Raymond James Financial, Inc.	100,771	10,596,071
Ready Capital Corp.	84,351	862,067
Redwood Trust, Inc.	63,936	454,585
Remitly Global, Inc. *	70,873	1,526,604
Repay Holdings Corp. *	40,769	305,768
Rithm Capital Corp.	257,800	2,675,964
Robinhood Markets, Inc., Class A *	293,536	2,583,117
Rocket Cos., Inc., Class A *	68,768	642,293
S&P Global, Inc.	174,770	72,674,609
SEI Investments Co.	54,029	3,169,881
Shift4 Payments, Inc., Class A *	30,777	2,025,742
SLM Corp.	120,957	1,817,984
SoFi Technologies, Inc. *	509,283	3,712,673
Starwood Property Trust, Inc.	161,733	3,213,635
State Street Corp.	170,734	12,432,850
StepStone Group, Inc., Class A	27,088	693,995
Stifel Financial Corp.	55,415	3,381,423
StoneX Group, Inc. *	13,924	851,174
Synchrony Financial	223,310	7,226,312
T Rowe Price Group, Inc.	119,885	12,004,085
Toast, Inc., Class A *	194,217	2,888,007
TPG RE Finance Trust, Inc.	33,130	195,798
TPG, Inc.	32,914	1,151,990
Tradeweb Markets, Inc., Class A	61,636	5,972,528
Two Harbors Investment Corp.	54,054	749,188
Upstart Holdings, Inc. *(a)	38,669	1,034,782
UWM Holdings Corp. (a)	50,044	272,740
Victory Capital Holdings, Inc., Class A	19,562	628,918
Virtu Financial, Inc., Class A	47,939	861,943
Virtus Investment Partners, Inc.	3,623	708,731
Visa, Inc., Class A	863,005	221,516,123
Voya Financial, Inc.	56,491	4,039,671
Walker & Dunlop, Inc.	18,017	1,513,788
Waterstone Financial, Inc.	10,865	132,662
Western Union Co.	201,853	2,347,550
WEX, Inc. *	22,975	4,056,926
WisdomTree, Inc.	62,672	407,995
World Acceptance Corp. *	1,641	182,889
		1,844,863,339

Food, Beverage & Tobacco 2.8%
Altria Group, Inc.	952,029	40,023,299
Archer-Daniels-Midland Co.	288,430	21,265,944
B&G Foods, Inc.	38,135	352,367
Beyond Meat, Inc. *(a)	33,844	246,723
Boston Beer Co., Inc., Class A *	5,269	1,869,230
BRC, Inc., Class A *	19,087	81,311
Brown-Forman Corp., Class B	128,940	7,573,936
Bunge Global SA	80,997	8,899,140
Calavo Growers, Inc.	10,298	223,364
Cal-Maine Foods, Inc.	22,432	1,074,941
Campbell Soup Co.	105,232	4,228,222
Celsius Holdings, Inc. *	78,988	3,910,696
Coca-Cola Co.	2,090,593	122,174,255
Coca-Cola Consolidated, Inc.	2,475	1,817,937
Conagra Brands, Inc.	256,352	7,252,198
Constellation Brands, Inc., Class A	86,334	20,762,464
Darling Ingredients, Inc. *	85,315	3,742,769
Duckhorn Portfolio, Inc. *	22,566	231,753
Flowers Foods, Inc.	104,271	2,169,880
Fresh Del Monte Produce, Inc.	16,223	369,884
Freshpet, Inc. *	25,533	1,811,566
General Mills, Inc.	315,037	20,055,255
Hain Celestial Group, Inc. *	49,118	519,177

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hershey Co.	80,193	15,069,869
Hormel Foods Corp.	155,834	4,766,962
Ingredion, Inc.	35,152	3,602,728
J & J Snack Foods Corp.	8,121	1,336,311
J M Smucker Co.	56,630	6,214,010
John B Sanfilippo & Son, Inc.	4,938	454,494
Kellanova	141,063	7,411,450
Keurig Dr Pepper, Inc.	538,541	17,001,739
Kraft Heinz Co.	428,780	15,054,466
Lamb Weston Holdings, Inc.	78,070	7,809,342
Lancaster Colony Corp.	11,224	1,862,062
McCormick & Co., Inc., Non Voting Shares	135,297	8,771,304
MGP Ingredients, Inc.	8,373	715,473
Mission Produce, Inc. *	21,832	184,699
Molson Coors Beverage Co., Class B	99,165	6,102,614
Mondelez International, Inc., Class A	729,906	51,867,120
Monster Beverage Corp. *	400,351	22,079,358
National Beverage Corp. *	12,781	607,609
PepsiCo, Inc.	739,408	124,434,972
Philip Morris International, Inc.	833,761	77,839,927
Pilgrim's Pride Corp. *	24,056	614,871
Post Holdings, Inc. *	27,992	2,391,357
Seaboard Corp.	102	358,529
Simply Good Foods Co. *	48,673	1,885,592
Sovos Brands, Inc. *	33,460	733,109
Tootsie Roll Industries, Inc.	10,071	333,249
TreeHouse Foods, Inc. *	27,516	1,120,176
Turning Point Brands, Inc.	9,041	206,406
Tyson Foods, Inc., Class A	153,973	7,212,095
Universal Corp.	13,449	756,641
Utz Brands, Inc.	35,195	464,926
Vector Group Ltd.	69,710	746,594
Vita Coco Co., Inc. *	16,869	473,344
Vital Farms, Inc. *	15,694	209,044
Westrock Coffee Co. *(a)	18,240	167,808
WK Kellogg Co.	35,214	394,397
		661,910,958

Health Care Equipment & Services 5.3%
23andMe Holding Co., Class A *	157,671	135,676
Abbott Laboratories	932,721	97,273,473
Acadia Healthcare Co., Inc. *	49,396	3,605,414
Accolade, Inc. *	33,938	296,279
AdaptHealth Corp. *	40,856	346,459
Addus HomeCare Corp. *	8,691	757,855
Agiliti, Inc. *	18,279	147,329
agilon health, Inc. *	162,809	1,729,032
AirSculpt Technologies, Inc. *	2,323	11,685
Align Technology, Inc. *	38,211	8,169,512
Alignment Healthcare, Inc. *	59,689	447,667
Alphatec Holdings, Inc. *	51,227	608,064
Amedisys, Inc. *	17,556	1,642,890
American Well Corp., Class A *	130,836	166,162
AMN Healthcare Services, Inc. *	19,955	1,352,949
AngioDynamics, Inc. *	22,144	144,600
Apollo Medical Holdings, Inc. *	21,074	700,289
Artivion, Inc. *	23,253	412,508
AtriCure, Inc. *	25,514	905,237
Atrion Corp.	747	230,337
Avanos Medical, Inc. *	24,848	535,474
Aveanna Healthcare Holdings, Inc. *	32,550	88,861
Axogen, Inc. *	31,041	203,319
Axonics, Inc. *	26,728	1,496,501
Baxter International, Inc.	272,889	9,845,835
Becton Dickinson & Co.	155,724	36,778,894
Bioventus, Inc., Class A *	19,537	78,148
Boston Scientific Corp. *	785,990	43,928,981
SECURITY	NUMBER OF SHARES	VALUE ($)
Brookdale Senior Living, Inc. *	98,949	524,430
Butterfly Network, Inc. *(a)	114,972	109,488
Cardinal Health, Inc.	136,562	14,623,059
Castle Biosciences, Inc. *	12,842	256,712
Cencora, Inc.	89,653	18,232,731
Centene Corp. *	290,254	21,385,915
Certara, Inc. *	57,486	828,373
Cerus Corp. *	94,987	152,929
Chemed Corp.	8,170	4,632,390
Cigna Group	159,166	41,841,558
Clover Health Investments Corp. *	192,740	177,514
Community Health Systems, Inc. *	64,341	165,356
Computer Programs & Systems, Inc. *	8,348	87,737
CONMED Corp.	16,459	1,765,557
Cooper Cos., Inc.	26,552	8,945,900
CorVel Corp. *	4,874	1,017,984
Cross Country Healthcare, Inc. *	17,857	361,961
CVS Health Corp.	689,057	46,821,423
DaVita, Inc. *	28,394	2,880,855
Definitive Healthcare Corp. *	22,775	187,894
DENTSPLY SIRONA, Inc.	113,858	3,614,991
Dexcom, Inc. *	208,478	24,083,379
DocGo, Inc. *	44,898	253,674
Doximity, Inc., Class A *	68,589	1,594,694
Edwards Lifesciences Corp. *	325,897	22,066,486
Elevance Health, Inc.	126,589	60,698,160
Embecta Corp.	30,339	556,417
Encompass Health Corp.	53,416	3,481,121
Enovis Corp. *	25,909	1,281,459
Ensign Group, Inc.	29,969	3,208,781
Envista Holdings Corp. *	88,075	1,998,422
Evolent Health, Inc., Class A *	60,274	1,675,617
Fulgent Genetics, Inc. *	11,335	312,619
GE HealthCare Technologies, Inc.	211,163	14,456,219
Glaukos Corp. *	25,710	1,642,612
Globus Medical, Inc., Class A *	62,320	2,799,414
GoodRx Holdings, Inc., Class A *	41,403	248,004
Guardant Health, Inc. *	65,223	1,641,663
Haemonetics Corp. *	27,163	2,196,672
HCA Healthcare, Inc.	108,252	27,114,961
Health Catalyst, Inc. *	30,733	220,663
HealthEquity, Inc. *	46,142	3,092,437
HealthStream, Inc.	12,076	301,900
Henry Schein, Inc. *	70,254	4,688,049
Hims & Hers Health, Inc. *	82,720	735,381
Hologic, Inc. *	132,337	9,435,628
Humana, Inc.	66,546	32,265,494
ICU Medical, Inc. *	10,930	959,217
IDEXX Laboratories, Inc. *	44,511	20,734,114
Inari Medical, Inc. *	27,735	1,655,502
Innovage Holding Corp. *	12,237	71,831
Inspire Medical Systems, Inc. *	15,538	2,257,827
Insulet Corp. *	37,424	7,076,504
Integer Holdings Corp. *	17,625	1,537,252
Integra LifeSciences Holdings Corp. *	38,880	1,523,707
Intuitive Surgical, Inc. *	188,792	58,684,105
Invitae Corp. *(a)	139,641	70,966
iRhythm Technologies, Inc. *	16,506	1,407,632
Laboratory Corp. of America Holdings	47,683	10,342,920
Lantheus Holdings, Inc. *	36,624	2,623,011
LeMaitre Vascular, Inc.	10,790	568,633
LifeStance Health Group, Inc. *	50,055	343,878
LivaNova PLC *	28,727	1,288,406
Masimo Corp. *	23,663	2,218,643
McKesson Corp.	72,436	34,085,484
Medtronic PLC	715,367	56,707,142
Merit Medical Systems, Inc. *	30,605	2,190,094

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ModivCare, Inc. *	7,060	266,586
Molina Healthcare, Inc. *	31,340	11,456,650
Multiplan Corp. *	130,057	169,074
National HealthCare Corp.	7,164	548,547
National Research Corp.	7,892	326,966
Neogen Corp. *	105,510	1,790,505
NeoGenomics, Inc. *	67,311	1,223,041
Nevro Corp. *	19,614	339,714
Novocure Ltd. *	49,049	601,831
OmniAb, Inc., Class A *(c)	3,072	0
OmniAb, Inc., Class B *(c)	3,072	0
Omnicell, Inc. *	24,338	811,916
OPKO Health, Inc. *	222,154	324,345
Option Care Health, Inc. *	96,347	2,866,323
OraSure Technologies, Inc. *	41,413	303,143
Orthofix Medical, Inc. *	17,966	198,524
OrthoPediatrics Corp. *	8,785	270,842
Outset Medical, Inc. *	27,650	144,886
Owens & Minor, Inc. *	40,954	814,166
Paragon 28, Inc. *	23,971	264,880
Patterson Cos., Inc.	46,308	1,176,686
Pediatrix Medical Group, Inc. *	45,578	381,944
Pennant Group, Inc. *	16,053	220,247
Penumbra, Inc. *	20,487	4,549,958
PetIQ, Inc. *	14,805	257,903
Phreesia, Inc. *	28,577	440,372
Premier, Inc., Class A	63,203	1,301,350
Privia Health Group, Inc. *	55,884	1,154,563
PROCEPT BioRobotics Corp. *	23,763	880,894
Progyny, Inc. *	44,722	1,536,648
Pulmonx Corp. *	19,022	207,340
Quest Diagnostics, Inc.	60,057	8,241,622
QuidelOrtho Corp. *	26,443	1,817,427
R1 RCM, Inc. *	105,688	1,118,179
RadNet, Inc. *	34,218	1,137,064
ResMed, Inc.	78,836	12,434,802
RxSight, Inc. *	11,982	361,377
Schrodinger, Inc. *	28,409	883,236
Select Medical Holdings Corp.	56,302	1,272,425
Semler Scientific, Inc. *	2,627	101,245
Shockwave Medical, Inc. *	19,665	3,432,526
SI-BONE, Inc. *	17,276	327,553
Sight Sciences, Inc. *	14,032	47,849
Silk Road Medical, Inc. *	20,631	192,487
Simulations Plus, Inc.	8,579	336,297
STAAR Surgical Co. *	26,334	825,834
STERIS PLC	52,761	10,601,795
Stryker Corp.	181,739	53,854,718
Surgery Partners, Inc. *	34,258	1,121,949
Surmodics, Inc. *	7,974	261,707
Tandem Diabetes Care, Inc. *	34,066	689,496
Teladoc Health, Inc. *	88,087	1,597,898
Teleflex, Inc.	25,091	5,662,788
Tenet Healthcare Corp. *	54,738	3,777,469
TransMedics Group, Inc. *	17,539	1,327,352
Treace Medical Concepts, Inc. *	26,526	232,368
U.S. Physical Therapy, Inc.	7,774	661,023
UFP Technologies, Inc. *	3,689	614,071
UnitedHealth Group, Inc.	497,517	275,111,975
Universal Health Services, Inc., Class B	33,686	4,631,151
Varex Imaging Corp. *	20,845	392,928
Veeva Systems, Inc., Class A *	78,219	13,634,354
Veradigm, Inc. *	58,326	669,582
Zimmer Biomet Holdings, Inc.	111,857	13,010,088
Zimvie, Inc. *	10,876	102,778
		1,264,366,238

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 1.4%
Beauty Health Co. *	50,186	128,476
BellRing Brands, Inc. *	71,395	3,776,796
Central Garden & Pet Co. *	5,310	215,480
Central Garden & Pet Co., Class A *	22,045	799,793
Church & Dwight Co., Inc.	132,487	12,802,219
Clorox Co.	66,414	9,520,447
Colgate-Palmolive Co.	444,168	34,987,113
Coty, Inc., Class A *	186,011	2,120,525
Edgewell Personal Care Co.	27,688	963,819
elf Beauty, Inc. *	29,101	3,436,537
Energizer Holdings, Inc.	36,317	1,120,016
Estee Lauder Cos., Inc., Class A	124,587	15,908,514
Herbalife Ltd. *	51,747	666,501
Inter Parfums, Inc.	9,825	1,229,697
Kenvue, Inc.	926,611	18,939,929
Kimberly-Clark Corp.	181,447	22,450,437
Medifast, Inc.	5,909	392,239
Nu Skin Enterprises, Inc., Class A	27,633	470,314
Olaplex Holdings, Inc. *	77,492	168,933
Procter & Gamble Co.	1,266,110	194,373,207
Reynolds Consumer Products, Inc.	28,742	754,190
Spectrum Brands Holdings, Inc.	19,073	1,322,331
USANA Health Sciences, Inc. *	5,880	277,889
WD-40 Co.	7,177	1,735,973
		328,561,375

Insurance 2.3%
Aflac, Inc.	290,405	24,019,398
Allstate Corp.	140,127	19,319,310
Ambac Financial Group, Inc. *	22,577	333,011
American Equity Investment Life Holding Co. *	33,584	1,852,493
American Financial Group, Inc.	35,358	4,044,602
American International Group, Inc.	382,477	25,170,754
AMERISAFE, Inc.	10,184	490,461
Aon PLC, Class A	108,983	35,799,826
Arch Capital Group Ltd. *	200,836	16,807,965
Arthur J Gallagher & Co.	115,531	28,767,219
Assurant, Inc.	28,617	4,808,228
Assured Guaranty Ltd.	29,447	1,999,746
Axis Capital Holdings Ltd.	41,777	2,353,716
Brighthouse Financial, Inc. *	35,028	1,822,507
Brown & Brown, Inc.	126,656	9,466,269
BRP Group, Inc., Class A *	33,503	585,967
Chubb Ltd.	220,384	50,562,701
Cincinnati Financial Corp.	84,649	8,701,071
CNA Financial Corp.	14,292	602,122
CNO Financial Group, Inc.	61,589	1,632,109
Employers Holdings, Inc.	14,249	545,879
Enstar Group Ltd. *	7,196	1,976,309
Erie Indemnity Co., Class A	13,379	3,955,368
Everest Group Ltd.	23,138	9,499,306
F&G Annuities & Life, Inc.	9,940	405,651
Fidelity National Financial, Inc.	137,851	6,181,239
First American Financial Corp.	55,225	3,291,410
Genworth Financial, Inc., Class A *	253,277	1,491,802
Globe Life, Inc.	46,395	5,712,616
Goosehead Insurance, Inc., Class A *	12,633	925,746
Hagerty, Inc., Class A *	5,616	47,455
Hanover Insurance Group, Inc.	19,070	2,370,401
Hartford Financial Services Group, Inc.	164,689	12,872,092
Hippo Holdings, Inc. *	7,900	67,545
Horace Mann Educators Corp.	22,328	747,095
James River Group Holdings Ltd.	19,476	174,894
Kemper Corp.	31,952	1,413,237

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kinsale Capital Group, Inc.	11,676	4,087,768
Lemonade, Inc. *(a)	33,823	597,652
Lincoln National Corp.	91,359	2,172,517
Loews Corp.	99,600	7,000,884
Markel Group, Inc. *	7,106	10,226,174
Marsh & McLennan Cos., Inc.	265,546	52,955,183
MBIA, Inc. *	27,296	197,623
Mercury General Corp.	14,894	554,802
MetLife, Inc.	340,041	21,636,809
National Western Life Group, Inc., Class A	1,181	566,443
Old Republic International Corp.	144,117	4,224,069
Oscar Health, Inc., Class A *	82,270	699,295
Palomar Holdings, Inc. *	13,298	778,066
Primerica, Inc.	19,356	4,055,276
Principal Financial Group, Inc.	118,867	8,775,951
ProAssurance Corp.	29,901	369,875
Progressive Corp.	314,064	51,515,918
Prudential Financial, Inc.	194,632	19,031,117
Reinsurance Group of America, Inc.	35,682	5,818,307
RenaissanceRe Holdings Ltd.	27,476	5,889,755
RLI Corp.	21,793	2,955,131
Ryan Specialty Holdings, Inc. *	53,708	2,463,586
Safety Insurance Group, Inc.	8,127	625,210
Selective Insurance Group, Inc.	32,426	3,297,400
Selectquote, Inc. *	66,077	83,257
SiriusPoint Ltd. *	45,946	490,703
Skyward Specialty Insurance Group, Inc. *	17,301	565,743
Stewart Information Services Corp.	14,585	689,141
Travelers Cos., Inc.	123,134	22,240,463
Trupanion, Inc. *	18,644	479,524
United Fire Group, Inc.	11,955	249,740
Unum Group	99,484	4,277,812
W R Berkley Corp.	109,806	7,966,425
White Mountains Insurance Group Ltd.	1,369	2,097,198
Willis Towers Watson PLC	56,128	13,824,326
		554,276,663

Materials 2.7%
AdvanSix, Inc.	14,739	385,130
Air Products & Chemicals, Inc.	119,378	32,297,718
Albemarle Corp.	63,026	7,643,163
Alcoa Corp.	96,428	2,590,056
Alpha Metallurgical Resources, Inc.	6,446	1,808,490
Amcor PLC	790,344	7,492,461
AptarGroup, Inc.	34,871	4,424,781
Arch Resources, Inc.	9,904	1,643,668
Ashland, Inc.	27,546	2,201,476
ATI, Inc. *	68,516	3,011,278
Avery Dennison Corp.	43,230	8,408,235
Avient Corp.	49,332	1,694,554
Axalta Coating Systems Ltd. *	119,066	3,747,007
Balchem Corp.	17,251	2,151,545
Ball Corp.	168,986	9,343,236
Berry Global Group, Inc.	63,919	4,226,324
Cabot Corp.	29,888	2,268,499
Carpenter Technology Corp.	26,157	1,852,177
Celanese Corp.	53,709	7,447,290
Century Aluminum Co. *	29,019	228,089
CF Industries Holdings, Inc.	103,098	7,747,815
Chemours Co.	80,271	2,201,834
Clearwater Paper Corp. *	9,379	328,922
Cleveland-Cliffs, Inc. *	274,906	4,717,387
Coeur Mining, Inc. *	181,603	553,889
Commercial Metals Co.	62,029	2,811,775
Compass Minerals International, Inc.	18,186	441,556
SECURITY	NUMBER OF SHARES	VALUE ($)
Corteva, Inc.	380,275	17,188,430
Crown Holdings, Inc.	64,303	5,530,701
Danimer Scientific, Inc. *(a)	46,890	51,110
Dow, Inc.	378,340	19,579,095
DuPont de Nemours, Inc.	246,696	17,648,632
Eagle Materials, Inc.	18,818	3,406,999
Eastman Chemical Co.	64,113	5,374,593
Ecolab, Inc.	136,502	26,171,528
Ecovyst, Inc. *	54,677	520,525
Element Solutions, Inc.	120,138	2,518,092
FMC Corp.	67,143	3,602,893
Freeport-McMoRan, Inc.	766,968	28,623,246
Ginkgo Bioworks Holdings, Inc. *(a)	716,115	923,788
Graphic Packaging Holding Co.	164,565	3,730,689
Greif, Inc., Class A	17,079	1,193,822
Hawkins, Inc.	9,830	603,955
Haynes International, Inc.	6,655	326,627
HB Fuller Co.	29,230	2,212,126
Hecla Mining Co.	313,647	1,561,962
Huntsman Corp.	87,674	2,156,780
Ingevity Corp. *	18,120	702,875
Innospec, Inc.	13,190	1,385,873
International Flavors & Fragrances, Inc.	138,056	10,406,661
International Paper Co.	186,182	6,877,563
Kaiser Aluminum Corp.	8,783	513,630
Knife River Corp. *	30,315	1,809,199
Koppers Holdings, Inc.	11,319	511,279
Kronos Worldwide, Inc.	13,107	114,424
Linde PLC	262,176	108,480,563
Livent Corp. *	96,685	1,330,386
Louisiana-Pacific Corp.	34,237	2,088,115
LSB Industries, Inc. *	23,579	202,072
LyondellBasell Industries NV, Class A	137,332	13,060,273
Martin Marietta Materials, Inc.	33,212	15,429,963
Materion Corp.	10,889	1,231,655
Mativ Holdings, Inc.	28,813	337,112
Mercer International, Inc.	22,439	214,966
Minerals Technologies, Inc.	17,676	1,107,225
Mosaic Co.	178,373	6,401,807
MP Materials Corp. *	77,768	1,234,178
Myers Industries, Inc.	20,465	360,593
NewMarket Corp.	3,773	2,001,614
Newmont Corp.	617,778	24,828,498
Nucor Corp.	133,846	22,749,805
O-I Glass, Inc. *	83,651	1,234,689
Olin Corp.	67,227	3,169,081
Orion SA	30,009	715,114
Packaging Corp. of America	48,251	8,106,650
Pactiv Evergreen, Inc.	21,180	242,299
Perimeter Solutions SA *	81,300	338,208
Piedmont Lithium, Inc. *	9,047	234,408
PPG Industries, Inc.	126,513	17,963,581
PureCycle Technologies, Inc. *(a)	70,165	283,467
Quaker Chemical Corp.	7,355	1,315,000
Ranpak Holdings Corp. *	20,745	85,054
Reliance Steel & Aluminum Co.	31,591	8,695,739
Royal Gold, Inc.	36,422	4,436,200
RPM International, Inc.	68,948	7,096,818
Ryerson Holding Corp.	15,618	483,689
Schnitzer Steel Industries, Inc., Class A	13,784	353,284
Scotts Miracle-Gro Co.	21,966	1,222,628
Sealed Air Corp.	76,994	2,570,060
Sensient Technologies Corp.	22,646	1,312,109
Sherwin-Williams Co.	126,917	35,384,460
Silgan Holdings, Inc.	45,180	1,884,910
Sonoco Products Co.	52,388	2,889,722
Steel Dynamics, Inc.	83,254	9,918,049

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Stepan Co.	11,553	953,931
Summit Materials, Inc., Class A *	63,326	2,196,779
SunCoke Energy, Inc.	43,760	407,406
Sylvamo Corp.	19,774	994,237
TimkenSteel Corp. *	20,990	426,517
TriMas Corp.	22,198	568,935
Trinseo PLC	18,817	108,762
Tronox Holdings PLC	60,498	771,349
U.S. Lime & Minerals, Inc.	1,044	221,338
U.S. Steel Corp.	120,611	4,329,935
Vulcan Materials Co.	71,494	15,268,259
Warrior Met Coal, Inc.	27,510	1,539,735
Westlake Corp.	16,900	2,169,791
Westrock Co.	137,188	5,648,030
Worthington Industries, Inc.	16,274	1,166,846
		636,681,346

Media & Entertainment 7.1%
Advantage Solutions, Inc. *	49,050	134,887
Alphabet, Inc., Class A *	3,186,619	422,322,616
Alphabet, Inc., Class C *	2,710,677	363,013,864
Altice USA, Inc., Class A *	112,942	259,767
AMC Networks, Inc., Class A *	15,333	233,675
Angi, Inc. *	46,910	105,548
Atlanta Braves Holdings, Inc., Class C *	26,371	948,037
Bumble, Inc., Class A *	53,706	744,365
Cable One, Inc.	2,492	1,325,943
Cardlytics, Inc. *	24,350	193,826
Cargurus, Inc. *	48,103	1,039,987
Cars.com, Inc. *	34,149	635,854
Charter Communications, Inc., Class A *	54,515	21,813,087
Cinemark Holdings, Inc. *	58,628	835,449
Clear Channel Outdoor Holdings, Inc. *	174,967	253,702
Comcast Corp., Class A	2,209,307	92,547,870
DISH Network Corp., Class A *	135,976	497,672
Electronic Arts, Inc.	132,798	18,327,452
Endeavor Group Holdings, Inc., Class A	102,231	2,485,236
Eventbrite, Inc., Class A *	45,978	324,145
EW Scripps Co., Class A *	29,691	205,165
Fox Corp., Class A	204,204	6,032,186
fuboTV, Inc. *	160,314	511,402
Gannett Co., Inc. *	85,041	157,326
Getty Images Holdings, Inc. *	23,683	116,520
Gray Television, Inc.	45,776	353,848
Grindr, Inc. *	13,445	90,350
IAC, Inc. *	37,352	1,786,546
iHeartMedia, Inc., Class A *	56,449	147,896
Integral Ad Science Holding Corp. *	33,806	493,230
Interpublic Group of Cos., Inc.	206,873	6,359,276
John Wiley & Sons, Inc., Class A	23,323	704,588
Liberty Broadband Corp., Class C *	70,346	5,847,160
Liberty Media Corp.-Liberty Formula One, Class C *	122,913	7,824,642
Liberty Media Corp.-Liberty Live, Class C *	35,857	1,228,102
Liberty Media Corp.-Liberty SiriusXM, Class C *	121,629	3,282,767
Lions Gate Entertainment Corp., Class A *	107,192	946,505
Live Nation Entertainment, Inc. *	75,852	6,388,255
Madison Square Garden Entertainment Corp. *	22,696	687,235
SECURITY	NUMBER OF SHARES	VALUE ($)
Madison Square Garden Sports Corp. *	8,869	1,500,546
Magnite, Inc. *	64,933	524,659
Match Group, Inc. *	149,172	4,830,189
MediaAlpha, Inc., Class A *	12,852	130,062
Meta Platforms, Inc., Class A *	1,193,747	390,534,331
Netflix, Inc. *	238,011	112,810,074
New York Times Co., Class A	88,885	4,176,706
News Corp., Class A	268,274	5,912,759
Nexstar Media Group, Inc.	17,703	2,512,587
Nextdoor Holdings, Inc. *	69,116	110,586
Omnicom Group, Inc.	105,335	8,493,161
Paramount Global, Class B	264,347	3,798,666
Pinterest, Inc., Class A *	311,679	10,618,904
Playtika Holding Corp. *	36,630	318,315
QuinStreet, Inc. *	26,364	329,286
ROBLOX Corp., Class A *	258,178	10,148,977
Roku, Inc. *	66,381	6,916,900
Rumble, Inc. *(a)	43,424	192,368
Scholastic Corp.	15,385	584,476
Shutterstock, Inc.	12,790	561,609
Sinclair, Inc.	21,955	276,853
Sirius XM Holdings, Inc. (a)	345,891	1,618,770
Skillz, Inc. *	7,498	44,688
Snap, Inc., Class A *	547,237	7,568,288
Sphere Entertainment Co. *	14,086	482,023
Stagwell, Inc. *	55,586	279,042
Take-Two Interactive Software, Inc. *	84,553	13,376,285
TechTarget, Inc. *	13,741	406,734
TEGNA, Inc.	107,095	1,641,766
Thryv Holdings, Inc. *	16,476	293,108
TKO Group Holdings, Inc.	31,864	2,464,043
Trade Desk, Inc., Class A *	239,797	16,896,097
TripAdvisor, Inc. *	57,243	1,020,643
Vimeo, Inc. *	82,420	290,118
Vivid Seats, Inc., Class A *	26,456	218,791
Walt Disney Co. *	982,906	91,105,557
Warner Bros Discovery, Inc. *	1,193,081	12,467,696
Warner Music Group Corp., Class A	74,085	2,452,954
WideOpenWest, Inc. *	29,261	117,044
Yelp, Inc. *	36,943	1,614,779
Ziff Davis, Inc. *	25,062	1,599,457
ZipRecruiter, Inc., Class A *	39,828	534,093
ZoomInfo Technologies, Inc. *	163,913	2,355,430
		1,695,335,401

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
10X Genomics, Inc., Class A *	55,521	2,416,274
2seventy bio, Inc. *	50,498	92,411
4D Molecular Therapeutics, Inc. *	20,024	254,705
89bio, Inc. *	34,407	276,632
AbbVie, Inc.	948,006	134,986,574
ACADIA Pharmaceuticals, Inc. *	63,903	1,423,759
ACELYRIN, Inc. *	16,627	111,733
Aclaris Therapeutics, Inc. *	32,180	28,148
Adaptive Biotechnologies Corp. *	61,823	270,785
ADMA Biologics, Inc. *	115,126	425,966
Agenus, Inc. *	162,036	125,918
Agilent Technologies, Inc.	158,416	20,245,565
Agios Pharmaceuticals, Inc. *	29,290	651,117
Akero Therapeutics, Inc. *	29,916	500,794
Alector, Inc. *	36,393	197,250
Alkermes PLC *	88,349	2,132,745
Allogene Therapeutics, Inc. *	48,371	113,672
Allovir, Inc. *	24,447	45,960
Alnylam Pharmaceuticals, Inc. *	66,821	11,242,633
Alpine Immune Sciences, Inc. *	16,486	255,533
ALX Oncology Holdings, Inc. *	10,017	78,533

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Amgen, Inc.	287,289	77,464,606
Amicus Therapeutics, Inc. *	135,423	1,492,361
Amneal Pharmaceuticals, Inc. *	57,671	248,562
Amphastar Pharmaceuticals, Inc. *	20,711	1,166,444
Amylyx Pharmaceuticals, Inc. *	21,931	310,543
AnaptysBio, Inc. *	9,281	131,233
Anavex Life Sciences Corp. *	45,334	326,858
ANI Pharmaceuticals, Inc. *	8,525	424,630
Anika Therapeutics, Inc. *	7,652	167,655
Apellis Pharmaceuticals, Inc. *	55,913	3,012,033
Apogee Therapeutics, Inc. *	11,067	215,917
Arcellx, Inc. *	18,987	997,387
Arcturus Therapeutics Holdings, Inc. *	12,738	304,948
Arcus Biosciences, Inc. *	27,666	416,650
Arcutis Biotherapeutics, Inc. *	23,350	42,964
Ardelyx, Inc. *	118,294	533,506
Arrowhead Pharmaceuticals, Inc. *	57,428	1,217,474
ARS Pharmaceuticals, Inc. *	28,933	139,746
Arvinas, Inc. *	29,919	657,320
Atara Biotherapeutics, Inc. *	58,264	38,454
Atea Pharmaceuticals, Inc. *	44,199	132,155
Avantor, Inc. *	363,569	7,700,391
Avid Bioservices, Inc. *	32,618	166,026
Avidity Biosciences, Inc. *	39,356	307,370
Axsome Therapeutics, Inc. *	21,800	1,470,410
Azenta, Inc. *	32,283	1,819,793
Beam Therapeutics, Inc. *	34,587	971,203
BioCryst Pharmaceuticals, Inc. *	101,633	597,602
Biogen, Inc. *	77,541	18,150,797
Biohaven Ltd. *	34,824	1,160,336
BioLife Solutions, Inc. *	18,233	225,542
BioMarin Pharmaceutical, Inc. *	100,706	9,172,302
Biomea Fusion, Inc. *(a)	13,519	203,731
Bio-Rad Laboratories, Inc., Class A *	11,137	3,395,894
Bio-Techne Corp.	84,707	5,328,070
Bioxcel Therapeutics, Inc. *(a)	20,712	78,706
Blueprint Medicines Corp. *	32,593	2,269,777
Bridgebio Pharma, Inc. *	65,098	1,868,964
Bristol-Myers Squibb Co.	1,120,024	55,306,785
Bruker Corp.	53,402	3,475,936
C4 Therapeutics, Inc. *	26,129	42,590
Cara Therapeutics, Inc. *	39,023	37,731
CareDx, Inc. *	27,922	271,123
Caribou Biosciences, Inc. *	47,866	280,973
Cassava Sciences, Inc. *(a)	21,277	443,200
Catalent, Inc. *	96,206	3,737,603
Catalyst Pharmaceuticals, Inc. *	53,899	777,763
Celldex Therapeutics, Inc. *	29,309	885,425
Cerevel Therapeutics Holdings, Inc. *	47,403	1,229,160
Charles River Laboratories International, Inc. *	27,548	5,429,160
Cogent Biosciences, Inc. *	40,765	312,668
Coherus Biosciences, Inc. *	58,186	123,936
Collegium Pharmaceutical, Inc. *	18,501	474,181
Corcept Therapeutics, Inc. *	48,284	1,229,793
Crinetics Pharmaceuticals, Inc. *	30,705	976,112
CRISPR Therapeutics AG *	42,150	2,812,670
CryoPort, Inc. *	24,630	345,313
Cullinan Oncology, Inc. *	13,548	110,958
Cymabay Therapeutics, Inc. *	57,248	1,095,154
Cytek Biosciences, Inc. *	59,116	410,265
Cytokinetics, Inc. *	51,992	1,740,692
Danaher Corp.	352,945	78,816,148
Day One Biopharmaceuticals, Inc. *	30,881	357,602
Deciphera Pharmaceuticals, Inc. *	29,995	378,237
Denali Therapeutics, Inc. *	67,597	1,251,896
Disc Medicine, Inc. *	6,415	353,980
Dynavax Technologies Corp. *	71,392	978,070
SECURITY	NUMBER OF SHARES	VALUE ($)
Dyne Therapeutics, Inc. *	16,930	187,584
Eagle Pharmaceuticals, Inc. *	5,378	31,461
Edgewise Therapeutics, Inc. *	22,852	138,940
Editas Medicine, Inc. *	49,597	522,256
Elanco Animal Health, Inc. *	264,354	3,114,090
Eli Lilly & Co.	428,284	253,132,975
Emergent BioSolutions, Inc. *	38,068	81,466
Enanta Pharmaceuticals, Inc. *	11,143	104,076
Enliven Therapeutics, Inc. *(a)	10,525	118,512
Entrada Therapeutics, Inc. *	9,255	120,037
Erasca, Inc. *	44,225	75,183
Exact Sciences Corp. *	96,757	6,192,448
Exelixis, Inc. *	170,293	3,714,090
Fate Therapeutics, Inc. *	44,908	111,821
Fortrea Holdings, Inc. *	47,141	1,387,831
Genelux Corp. *(a)	10,594	126,069
Generation Bio Co. *	34,006	38,427
Geron Corp. *	250,919	484,274
Gilead Sciences, Inc.	669,905	51,314,723
Gossamer Bio, Inc. *	161,491	126,318
Halozyme Therapeutics, Inc. *	70,740	2,731,271
Harmony Biosciences Holdings, Inc. *	18,898	549,176
Heron Therapeutics, Inc. *	76,939	94,635
HilleVax, Inc. *	15,124	207,350
Humacyte, Inc. *	22,283	59,050
Ideaya Biosciences, Inc. *	31,047	976,428
Illumina, Inc. *	85,678	8,734,872
ImmunityBio, Inc. *	75,795	278,926
ImmunoGen, Inc. *	124,908	3,666,050
Immunovant, Inc. *	29,699	1,162,122
Incyte Corp. *	99,397	5,401,233
Inhibrx, Inc. *	11,371	236,176
Innoviva, Inc. *	30,658	424,613
Insmed, Inc. *	78,450	1,962,819
Intellia Therapeutics, Inc. *	47,446	1,405,825
Intra-Cellular Therapies, Inc. *	48,091	2,951,345
Ionis Pharmaceuticals, Inc. *	77,319	3,824,971
Iovance Biotherapeutics, Inc. *	120,331	730,409
IQVIA Holdings, Inc. *	98,124	21,008,348
Ironwood Pharmaceuticals, Inc. *	71,006	702,959
iTeos Therapeutics, Inc. *	13,571	127,025
Jazz Pharmaceuticals PLC *	33,518	3,962,833
Johnson & Johnson	1,293,345	200,028,738
Karuna Therapeutics, Inc. *	19,286	3,687,676
Keros Therapeutics, Inc. *	13,303	403,613
Krystal Biotech, Inc. *	12,927	1,347,381
Kura Oncology, Inc. *	45,121	436,320
Kymera Therapeutics, Inc. *	21,139	438,846
Lexicon Pharmaceuticals, Inc. *(a)	54,631	57,909
Ligand Pharmaceuticals, Inc. *	9,118	531,671
Lyell Immunopharma, Inc. *	76,556	132,442
MacroGenics, Inc. *	32,463	266,521
Madrigal Pharmaceuticals, Inc. *	8,297	1,686,780
MannKind Corp. *	138,456	501,211
Maravai LifeSciences Holdings, Inc., Class A *	59,521	303,557
Medpace Holdings, Inc. *	12,443	3,368,569
Merck & Co., Inc.	1,362,902	139,670,197
Mesa Laboratories, Inc.	2,759	235,536
Mettler-Toledo International, Inc. *	11,711	12,787,592
MiMedx Group, Inc. *	60,625	471,056
Mind Medicine MindMed, Inc. *	24,063	79,408
Mineralys Therapeutics, Inc. *	6,494	43,250
Mirati Therapeutics, Inc. *	33,089	1,877,801
Mirum Pharmaceuticals, Inc. *	17,238	552,823
Moderna, Inc. *	177,449	13,787,787
Monte Rosa Therapeutics, Inc. *	15,655	48,531
Morphic Holding, Inc. *	21,674	513,674
Mural Oncology PLC *	8,826	31,862

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Myriad Genetics, Inc. *	43,218	825,032
Natera, Inc. *	57,870	3,237,827
Nektar Therapeutics *	117,638	57,643
Neurocrine Biosciences, Inc. *	52,282	6,095,558
Novavax, Inc. *(a)	46,953	258,242
Nurix Therapeutics, Inc. *	24,885	154,785
Nuvalent, Inc., Class A *	17,049	1,114,493
Nuvation Bio, Inc. *	70,577	87,515
Omeros Corp. *(a)	33,122	72,537
OmniAb, Inc. *	54,270	238,245
Organogenesis Holdings, Inc. *	43,184	110,119
Organon & Co.	136,158	1,541,309
Pacific Biosciences of California, Inc. *	124,790	1,058,219
Pacira BioSciences, Inc. *	25,020	682,546
Perrigo Co. PLC	72,956	2,222,240
Pfizer, Inc.	3,032,912	92,412,829
Phathom Pharmaceuticals, Inc. *(a)	20,833	145,623
Phibro Animal Health Corp., Class A	10,925	104,771
Pliant Therapeutics, Inc. *	31,208	433,479
Point Biopharma Global, Inc. *	49,520	673,472
Poseida Therapeutics, Inc. *	27,359	73,049
Precigen, Inc. *	98,884	110,750
Prelude Therapeutics, Inc. *	9,005	29,807
Prestige Consumer Healthcare, Inc. *	26,679	1,530,041
Prime Medicine, Inc. *	21,181	153,774
ProKidney Corp. *(a)	16,971	28,511
Protagonist Therapeutics, Inc. *	28,850	525,359
Prothena Corp. PLC *	21,783	709,690
PTC Therapeutics, Inc. *	39,868	917,761
Quanterix Corp. *	19,496	467,319
RAPT Therapeutics, Inc. *	13,342	193,726
Recursion Pharmaceuticals, Inc., Class A *	84,546	579,140
Regeneron Pharmaceuticals, Inc. *	57,371	47,262,804
REGENXBIO, Inc. *	21,510	419,875
Relay Therapeutics, Inc. *	47,055	372,205
Repligen Corp. *	27,733	4,361,014
Replimune Group, Inc. *	28,713	321,011
Revance Therapeutics, Inc. *	45,705	309,423
REVOLUTION Medicines, Inc. *	72,662	1,695,204
Revvity, Inc.	66,814	5,939,765
Rhythm Pharmaceuticals, Inc. *	28,700	959,441
Rocket Pharmaceuticals, Inc. *	31,506	735,035
Roivant Sciences Ltd. *	173,338	1,657,111
Royalty Pharma PLC, Class A	207,308	5,611,828
Sage Therapeutics, Inc. *	27,961	547,476
Sana Biotechnology, Inc. *	50,691	205,805
Sangamo Therapeutics, Inc. *	121,726	52,342
Sarepta Therapeutics, Inc. *	49,969	4,061,480
Scholar Rock Holding Corp. *	18,986	239,034
Scilex Holding Co. *(c)	38,288	39,134
Seagen, Inc. *	75,478	16,092,664
Seres Therapeutics, Inc. *	49,195	51,163
SIGA Technologies, Inc.	20,890	113,433
SomaLogic, Inc. *	90,764	255,954
Sotera Health Co. *	53,671	732,609
SpringWorks Therapeutics, Inc. *	29,048	882,769
Stoke Therapeutics, Inc. *	15,131	57,347
Summit Therapeutics, Inc. *	76,228	154,743
Supernus Pharmaceuticals, Inc. *	29,868	813,903
Syndax Pharmaceuticals, Inc. *	35,622	592,928
Tango Therapeutics, Inc. *	28,078	213,393
Tarsus Pharmaceuticals, Inc. *	16,740	276,712
TG Therapeutics, Inc. *	76,161	975,622
Theravance Biopharma, Inc. *	15,338	160,742
Thermo Fisher Scientific, Inc.	207,420	102,830,539
Third Harmonic Bio, Inc. *	6,349	53,967
Travere Therapeutics, Inc. *	34,909	219,229
SECURITY	NUMBER OF SHARES	VALUE ($)
Twist Bioscience Corp. *	30,581	735,473
Tyra Biosciences, Inc. *	6,026	70,564
Ultragenyx Pharmaceutical, Inc. *	42,779	1,661,964
uniQure NV *	22,887	155,174
United Therapeutics Corp. *	25,062	6,014,880
Vanda Pharmaceuticals, Inc. *	27,894	103,766
Vaxcyte, Inc. *	45,977	2,380,229
Ventyx Biosciences, Inc. *	25,401	54,866
Vera Therapeutics, Inc. *	19,549	264,889
Veracyte, Inc. *	39,339	1,007,078
Vericel Corp. *	25,816	917,501
Vertex Pharmaceuticals, Inc. *	138,434	49,117,768
Verve Therapeutics, Inc. *	21,600	243,648
Viatris, Inc.	642,144	5,894,882
Viking Therapeutics, Inc. *	54,217	662,532
Vir Biotechnology, Inc. *	50,641	480,583
Viridian Therapeutics, Inc. *	21,908	366,740
Waters Corp. *	31,721	8,901,230
West Pharmaceutical Services, Inc.	39,528	13,864,841
Xencor, Inc. *	32,291	592,217
Y-mAbs Therapeutics, Inc. *	16,999	105,564
Zentalis Pharmaceuticals, Inc. *	32,025	360,281
Zoetis, Inc.	247,130	43,660,457
Zura Bio Ltd. *	6,798	32,970
		1,703,265,171

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	61,252	329,536
CBRE Group, Inc., Class A *	166,745	13,166,185
Compass, Inc., Class A *	177,881	394,896
CoStar Group, Inc. *	219,541	18,230,685
Cushman & Wakefield PLC *	88,770	728,802
DigitalBridge Group, Inc.	79,307	1,368,839
eXp World Holdings, Inc.	39,285	475,741
Forestar Group, Inc. *	11,882	362,757
FRP Holdings, Inc. *	3,539	195,176
Howard Hughes Holdings, Inc. *	17,124	1,258,785
Jones Lang LaSalle, Inc. *	25,531	3,970,581
Kennedy-Wilson Holdings, Inc.	63,915	725,435
Marcus & Millichap, Inc.	13,387	460,647
Newmark Group, Inc., Class A	68,522	563,936
Offerpad Solutions, Inc. *	532	5,512
Opendoor Technologies, Inc. *	316,836	953,676
RE/MAX Holdings, Inc., Class A	10,457	96,204
Redfin Corp. *	60,920	424,612
RMR Group, Inc., Class A	7,974	190,020
Seritage Growth Properties, Class A *	7,550	67,875
St. Joe Co.	19,751	1,015,794
Tejon Ranch Co. *	13,945	220,192
Zillow Group, Inc., Class C *	112,213	4,594,000
		49,799,886

Semiconductors & Semiconductor Equipment 7.0%
ACM Research, Inc., Class A *	23,084	384,118
Advanced Micro Devices, Inc. *	868,152	105,185,296
Aehr Test Systems *	13,926	319,741
Allegro MicroSystems, Inc. *	38,200	1,039,804
Alpha & Omega Semiconductor Ltd. *	11,623	248,616
Ambarella, Inc. *	20,366	1,195,688
Amkor Technology, Inc.	54,599	1,538,054
Analog Devices, Inc.	269,689	49,455,569
Applied Materials, Inc.	451,028	67,554,974
Axcelis Technologies, Inc. *	17,486	2,173,160
Broadcom, Inc.	235,730	218,222,333
CEVA, Inc. *	12,278	267,169
Cirrus Logic, Inc. *	29,539	2,242,306
Cohu, Inc. *	25,536	810,257

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Credo Technology Group Holding Ltd. *	61,617	1,103,560
Diodes, Inc. *	24,355	1,617,659
Enphase Energy, Inc. *	73,540	7,429,011
Entegris, Inc.	80,341	8,387,600
First Solar, Inc. *	57,194	9,024,069
FormFactor, Inc. *	41,512	1,560,021
Ichor Holdings Ltd. *	15,240	398,221
Impinj, Inc. *	11,862	991,545
indie Semiconductor, Inc., Class A *	67,156	500,984
Intel Corp.	2,248,301	100,499,055
KLA Corp.	73,420	39,986,000
Kulicke & Soffa Industries, Inc.	30,277	1,559,871
Lam Research Corp.	71,662	51,304,259
Lattice Semiconductor Corp. *	73,778	4,319,702
MACOM Technology Solutions Holdings, Inc. *	28,996	2,435,084
Marvell Technology, Inc.	461,403	25,713,989
MaxLinear, Inc. *	40,098	751,036
Microchip Technology, Inc.	292,823	24,433,151
Micron Technology, Inc.	587,772	44,741,205
MKS Instruments, Inc.	33,748	2,785,897
Monolithic Power Systems, Inc.	25,777	14,144,355
Navitas Semiconductor Corp. *	65,168	452,266
NVIDIA Corp.	1,326,636	620,467,657
NXP Semiconductors NV	138,634	28,292,427
ON Semiconductor Corp. *	231,896	16,541,142
Onto Innovation, Inc. *	26,147	3,686,988
PDF Solutions, Inc. *	15,914	477,261
Photronics, Inc. *	34,020	718,843
Power Integrations, Inc.	30,705	2,346,169
Qorvo, Inc. *	52,488	5,065,092
QUALCOMM, Inc.	599,233	77,331,019
Rambus, Inc. *	58,266	3,942,860
Rigetti Computing, Inc. *(a)	53,677	56,898
Semtech Corp. *	33,770	552,815
Silicon Laboratories, Inc. *	17,043	1,795,821
SiTime Corp. *	9,806	1,084,544
SkyWater Technology, Inc. *	6,449	45,465
Skyworks Solutions, Inc.	85,424	8,280,148
SMART Global Holdings, Inc. *	27,426	456,917
SolarEdge Technologies, Inc. *	30,232	2,399,816
Synaptics, Inc. *	21,002	2,126,242
Teradyne, Inc.	82,473	7,606,485
Texas Instruments, Inc.	487,569	74,456,662
Ultra Clean Holdings, Inc. *	23,496	637,681
Universal Display Corp.	23,433	3,964,864
Veeco Instruments, Inc. *	31,058	886,085
Wolfspeed, Inc. *	67,349	2,482,484
		1,660,478,010

Software & Services 12.5%
8x8, Inc. *	61,771	190,872
A10 Networks, Inc.	34,842	435,177
Accenture PLC, Class A	338,896	112,899,813
ACI Worldwide, Inc. *	57,501	1,537,577
Adeia, Inc.	55,601	510,973
Adobe, Inc. *	244,809	149,580,747
Agilysys, Inc. *	10,591	911,779
Akamai Technologies, Inc. *	81,649	9,432,909
Alarm.com Holdings, Inc. *	26,958	1,468,672
Alkami Technology, Inc. *	24,632	560,871
Altair Engineering, Inc., Class A *	28,598	2,072,211
Alteryx, Inc., Class A *	34,160	1,368,108
Amplitude, Inc., Class A *	35,101	373,826
ANSYS, Inc. *	46,530	13,650,041
Appfolio, Inc., Class A *	10,742	2,032,924
Appian Corp., Class A *	22,812	826,707
SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Digital Corp. *	32,346	151,056
AppLovin Corp., Class A *	72,661	2,723,334
Asana, Inc., Class A *	42,552	894,018
Aspen Technology, Inc. *	15,623	2,941,186
Atlassian Corp., Class A *	81,481	15,558,797
Aurora Innovation, Inc. *	402,526	881,532
Autodesk, Inc. *	114,928	25,103,723
AvePoint, Inc. *	46,547	381,220
Bentley Systems, Inc., Class B	122,757	6,390,729
BigCommerce Holdings, Inc. *	34,984	305,060
Bill Holdings, Inc. *	51,344	3,361,492
Blackbaud, Inc. *	24,084	1,812,080
BlackLine, Inc. *	27,230	1,575,256
Blend Labs, Inc., Class A *	87,544	111,181
Box, Inc., Class A *	76,821	2,010,406
Braze, Inc., Class A *	25,436	1,397,454
C3.ai, Inc., Class A *(a)	50,866	1,481,218
Cadence Design Systems, Inc. *	145,904	39,871,186
CCC Intelligent Solutions Holdings, Inc. *	125,342	1,463,995
Cerence, Inc. *	21,687	374,968
Cipher Mining, Inc. *(a)	26,611	73,712
Cleanspark, Inc. *	83,080	518,419
Clear Secure, Inc., Class A	44,170	942,146
Clearwater Analytics Holdings, Inc., Class A *	57,886	1,233,551
Cloudflare, Inc., Class A *	156,906	12,105,298
Cognizant Technology Solutions Corp., Class A	271,924	19,138,011
CommVault Systems, Inc. *	23,340	1,717,357
Confluent, Inc., Class A *	113,660	2,411,865
Consensus Cloud Solutions, Inc. *	9,298	171,269
Couchbase, Inc. *	13,023	255,772
Crowdstrike Holdings, Inc., Class A *	120,287	28,506,816
CS Disco, Inc. *	10,985	65,361
Datadog, Inc., Class A *	161,224	18,793,882
Digimarc Corp. *(a)	7,514	250,892
Digital Turbine, Inc. *	49,395	229,687
DigitalOcean Holdings, Inc. *	30,114	891,977
DocuSign, Inc. *	108,737	4,686,565
Dolby Laboratories, Inc., Class A	31,879	2,745,738
Domo, Inc., Class B *	16,999	161,321
DoubleVerify Holdings, Inc. *	73,989	2,456,435
Dropbox, Inc., Class A *	137,733	3,881,316
DXC Technology Co. *	109,724	2,537,916
Dynatrace, Inc. *	127,315	6,817,718
E2open Parent Holdings, Inc. *	91,782	334,086
Ebix, Inc.	12,305	48,482
Elastic NV *	43,597	3,503,455
Enfusion, Inc., Class A *	22,747	232,702
EngageSmart, Inc. *	24,632	561,856
Envestnet, Inc. *	26,570	1,010,457
EPAM Systems, Inc. *	31,072	8,022,480
Everbridge, Inc. *	21,621	440,204
EverCommerce, Inc. *	15,398	143,509
Expensify, Inc., Class A *	49,508	115,354
Fair Isaac Corp. *	13,342	14,510,759
Fastly, Inc., Class A *	65,887	1,094,383
Five9, Inc. *	38,461	2,931,497
Fortinet, Inc. *	349,972	18,394,528
Freshworks, Inc., Class A *	85,126	1,704,223
Gartner, Inc. *	42,339	18,410,691
Gen Digital, Inc.	300,488	6,634,775
Gitlab, Inc., Class A *	42,894	2,073,496
GoDaddy, Inc., Class A *	78,454	7,850,107
Grid Dynamics Holdings, Inc. *	29,487	373,895
Guidewire Software, Inc. *	43,533	4,350,688
Hackett Group, Inc.	12,710	283,560
HashiCorp, Inc., Class A *	56,065	1,200,912

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HubSpot, Inc. *	26,795	13,234,854
Informatica, Inc., Class A *	20,776	521,270
Instructure Holdings, Inc. *	9,005	235,481
Intapp, Inc. *	16,224	608,400
InterDigital, Inc.	14,362	1,435,051
International Business Machines Corp.	489,183	77,564,856
Intuit, Inc.	150,415	85,956,156
Jamf Holding Corp. *	30,347	499,815
Kaltura, Inc. *	37,077	63,402
Kyndryl Holdings, Inc. *	122,328	2,205,574
LivePerson, Inc. *	49,533	140,674
LiveRamp Holdings, Inc. *	34,532	1,145,081
Manhattan Associates, Inc. *	33,137	7,391,208
Marathon Digital Holdings, Inc. *	90,220	1,079,933
Matterport, Inc. *	130,692	329,344
MeridianLink, Inc. *	10,604	201,688
Microsoft Corp.	3,990,533	1,512,052,859
MicroStrategy, Inc., Class A *	6,462	3,220,015
Model N, Inc. *	18,473	423,955
MongoDB, Inc. *	37,902	15,757,377
N-able, Inc. *	37,427	445,756
nCino, Inc. *	32,682	903,004
NCR Voyix Corp. *	71,421	1,119,881
NextNav, Inc. *	18,338	72,618
Nutanix, Inc., Class A *	126,464	5,449,334
Okta, Inc. *	83,310	5,585,935
Olo, Inc., Class A *	59,380	318,277
ON24, Inc.	22,651	172,374
OneSpan, Inc. *	19,840	198,995
Oracle Corp.	846,035	98,317,727
PagerDuty, Inc. *	51,023	1,112,301
Palantir Technologies, Inc., Class A *	1,025,783	20,566,949
Palo Alto Networks, Inc. *	164,186	48,449,647
Pegasystems, Inc.	22,267	1,157,439
Perficient, Inc. *	18,960	1,173,245
PowerSchool Holdings, Inc., Class A *	30,526	711,866
Procore Technologies, Inc. *	47,401	2,800,925
Progress Software Corp.	23,136	1,246,105
PROS Holdings, Inc. *	22,101	807,792
PTC, Inc. *	64,301	10,118,405
Q2 Holdings, Inc. *	31,393	1,115,079
Qualys, Inc. *	19,649	3,631,921
Rackspace Technology, Inc. *	35,577	44,827
Rapid7, Inc. *	32,761	1,774,008
RingCentral, Inc., Class A *	45,734	1,301,590
Riot Platforms, Inc. *	96,226	1,207,636
Roper Technologies, Inc.	57,275	30,828,269
Salesforce, Inc. *	523,135	131,777,706
Samsara, Inc., Class A *	82,081	2,260,511
SEMrush Holdings, Inc., Class A *	16,777	183,205
SentinelOne, Inc., Class A *	126,750	2,419,658
ServiceNow, Inc. *	109,567	75,134,475
Smartsheet, Inc., Class A *	71,322	3,022,626
Snowflake, Inc., Class A *	175,227	32,886,603
SolarWinds Corp. *	26,012	301,479
SoundHound AI, Inc., Class A *(a)	123,286	263,832
Splunk, Inc. *	81,596	12,365,058
Sprinklr, Inc., Class A *	56,017	878,347
Sprout Social, Inc., Class A *	25,625	1,458,063
SPS Commerce, Inc. *	19,553	3,368,591
Squarespace, Inc., Class A *	27,294	765,051
Synopsys, Inc. *	81,687	44,374,829
Telos Corp. *	24,956	102,569
Tenable Holdings, Inc. *	61,844	2,559,723
Teradata Corp. *	53,884	2,546,019
Thoughtworks Holding, Inc. *	58,208	227,011
Tucows, Inc., Class A *	4,729	100,302
SECURITY	NUMBER OF SHARES	VALUE ($)
Twilio, Inc., Class A *	97,086	6,279,522
Tyler Technologies, Inc. *	22,747	9,299,883
UiPath, Inc., Class A *	216,108	4,270,294
Unisys Corp. *	34,367	164,618
Unity Software, Inc. *	129,499	3,821,515
Varonis Systems, Inc. *	59,142	2,477,458
Verint Systems, Inc. *	34,089	837,567
VeriSign, Inc. *	47,990	10,183,478
Vertex, Inc., Class A *	22,152	621,585
Weave Communications, Inc. *	15,583	147,104
Workday, Inc., Class A *	110,402	29,888,029
Workiva, Inc. *	25,051	2,409,155
Xperi, Inc. *	22,163	228,722
Yext, Inc. *	55,351	366,977
Zeta Global Holdings Corp., Class A *	85,359	697,383
Zoom Video Communications, Inc., Class A *	134,602	9,130,054
Zscaler, Inc. *	46,917	9,267,515
Zuora, Inc., Class A *	67,841	618,710
		2,983,866,346

Technology Hardware & Equipment 8.2%
ADTRAN Holdings, Inc.	37,386	195,529
Advanced Energy Industries, Inc.	20,095	1,910,030
Amphenol Corp., Class A	320,921	29,200,602
Apple, Inc.	7,893,340	1,499,339,933
Arista Networks, Inc. *	134,714	29,598,013
Arlo Technologies, Inc. *	50,646	460,372
Arrow Electronics, Inc. *	30,453	3,610,508
Avnet, Inc.	48,588	2,271,975
Badger Meter, Inc.	15,771	2,324,172
Bel Fuse, Inc., Class B	6,025	325,953
Belden, Inc.	22,944	1,524,399
Benchmark Electronics, Inc.	19,222	479,589
Calix, Inc. *	30,853	1,190,617
CDW Corp.	72,233	15,232,495
Ciena Corp. *	80,444	3,688,357
Cisco Systems, Inc.	2,189,418	105,924,043
Clearfield, Inc. *	6,807	173,170
Cognex Corp.	91,326	3,442,990
Coherent Corp. *	69,847	2,569,671
CommScope Holding Co., Inc. *	111,332	185,924
Comtech Telecommunications Corp.	16,544	195,385
Corning, Inc.	412,789	11,760,359
Corsair Gaming, Inc. *	21,418	276,506
Crane NXT Co.	25,665	1,320,721
CTS Corp.	17,009	659,099
Dell Technologies, Inc., Class C	135,325	10,267,108
Digi International, Inc. *	19,720	464,209
ePlus, Inc. *	14,261	905,288
Evolv Technologies Holdings, Inc. *	40,708	162,832
Extreme Networks, Inc. *	68,916	1,112,304
F5, Inc. *	31,501	5,392,656
Fabrinet *	19,450	3,148,955
FARO Technologies, Inc. *	9,957	182,910
Harmonic, Inc. *	60,428	668,334
Hewlett Packard Enterprise Co.	695,839	11,766,638
HP, Inc.	464,949	13,641,604
Infinera Corp. *	110,558	430,071
Insight Enterprises, Inc. *	16,188	2,451,187
IonQ, Inc. *(a)	91,172	1,115,034
IPG Photonics Corp. *	15,570	1,490,983
Itron, Inc. *	24,525	1,652,495
Jabil, Inc.	69,912	8,062,252
Juniper Networks, Inc.	171,761	4,886,600
Keysight Technologies, Inc. *	95,958	13,039,733
Kimball Electronics, Inc. *	13,797	339,958
Knowles Corp. *	51,038	809,973

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lightwave Logic, Inc. *(a)	60,376	240,297
Littelfuse, Inc.	13,358	3,109,742
Lumentum Holdings, Inc. *	36,560	1,564,768
Methode Electronics, Inc.	19,393	460,196
MicroVision, Inc. *(a)	95,745	241,277
Mirion Technologies, Inc. *	98,083	875,881
Motorola Solutions, Inc.	89,723	28,968,865
Napco Security Technologies, Inc.	15,419	471,821
NetApp, Inc.	113,870	10,406,579
NETGEAR, Inc. *	16,182	220,722
NetScout Systems, Inc. *	41,017	823,621
nLight, Inc. *	23,847	315,257
Novanta, Inc. *	19,079	2,755,771
OSI Systems, Inc. *	8,239	1,015,786
Ouster, Inc. *	15,464	79,176
PAR Technology Corp. *	15,006	552,671
PC Connection, Inc.	5,785	344,960
Plexus Corp. *	14,696	1,497,375
Presto Automation, Inc. *	14,272	9,475
Pure Storage, Inc., Class A *	155,318	5,173,643
Ribbon Communications, Inc. *	48,657	103,639
Rogers Corp. *	9,015	1,166,541
Sanmina Corp. *	31,060	1,556,417
ScanSource, Inc. *	12,768	426,834
Seagate Technology Holdings PLC	103,892	8,217,857
SmartRent, Inc. *	101,451	317,542
Super Micro Computer, Inc. *	24,407	6,674,582
TD SYNNEX Corp.	27,755	2,737,753
TE Connectivity Ltd.	168,282	22,044,942
Teledyne Technologies, Inc. *	25,185	10,148,548
Trimble, Inc. *	133,141	6,177,742
TTM Technologies, Inc. *	56,417	846,819
Ubiquiti, Inc.	2,172	243,829
Viasat, Inc. *	41,283	844,237
Viavi Solutions, Inc. *	119,986	969,487
Vishay Intertechnology, Inc.	67,424	1,498,836
Vontier Corp.	83,831	2,827,620
Western Digital Corp. *	172,498	8,333,378
Xerox Holdings Corp.	61,961	866,834
Zebra Technologies Corp., Class A *	27,840	6,597,523
		1,941,580,379

Telecommunication Services 0.9%
Anterix, Inc. *	10,719	350,511
AT&T, Inc.	3,840,422	63,635,793
ATN International, Inc.	5,570	169,551
Bandwidth, Inc., Class A *	12,433	136,514
Cogent Communications Holdings, Inc.	22,964	1,466,481
Consolidated Communications Holdings, Inc. *	40,449	173,931
EchoStar Corp., Class A *	18,398	192,627
Frontier Communications Parent, Inc. *	119,876	2,624,086
GCI Liberty, Inc. *(c)	47,809	0
Globalstar, Inc. *	399,426	635,087
Gogo, Inc. *	36,180	362,885
IDT Corp., Class B *	11,200	328,720
Iridium Communications, Inc.	67,452	2,569,921
Liberty Global Ltd., Class C *	202,436	3,409,022
Liberty Latin America Ltd., Class C *	82,769	565,312
Lumen Technologies, Inc. *	583,566	764,472
Shenandoah Telecommunications Co.	27,506	612,559
Telephone & Data Systems, Inc.	54,152	1,066,795
T-Mobile U.S., Inc.	277,978	41,821,790
SECURITY	NUMBER OF SHARES	VALUE ($)
U.S. Cellular Corp. *	7,821	355,308
Verizon Communications, Inc.	2,257,101	86,514,681
		207,756,046

Transportation 1.7%
Air Transport Services Group, Inc. *	30,013	477,507
Alaska Air Group, Inc. *	68,139	2,576,336
Allegiant Travel Co.	8,571	587,028
American Airlines Group, Inc. *	351,712	4,371,780
ArcBest Corp.	12,826	1,528,731
Avis Budget Group, Inc. *	10,551	1,929,250
CH Robinson Worldwide, Inc.	62,460	5,124,843
CSX Corp.	1,077,334	34,797,888
Daseke, Inc. *	23,526	103,044
Delta Air Lines, Inc.	344,878	12,736,344
Expeditors International of Washington, Inc.	78,959	9,501,926
FedEx Corp.	124,104	32,121,838
Forward Air Corp.	13,796	876,460
Frontier Group Holdings, Inc. *	20,240	79,138
GXO Logistics, Inc. *	63,727	3,585,281
Hawaiian Holdings, Inc. *	29,557	132,711
Heartland Express, Inc.	25,709	345,015
Hertz Global Holdings, Inc. *	71,594	597,094
Hub Group, Inc., Class A *	17,353	1,311,019
JB Hunt Transport Services, Inc.	43,562	8,070,732
JetBlue Airways Corp. *	177,890	786,274
Joby Aviation, Inc. *	197,816	1,178,983
Kirby Corp. *	32,236	2,474,113
Knight-Swift Transportation Holdings, Inc.	86,089	4,629,866
Landstar System, Inc.	19,334	3,338,015
Lyft, Inc., Class A *	188,819	2,214,847
Marten Transport Ltd.	31,469	593,191
Matson, Inc.	19,245	1,843,094
Norfolk Southern Corp.	122,007	26,617,047
Old Dominion Freight Line, Inc.	48,232	18,765,142
RXO, Inc. *	63,316	1,327,103
Ryder System, Inc.	24,759	2,652,679
Saia, Inc. *	14,217	5,550,175
Schneider National, Inc., Class B	19,287	444,180
SkyWest, Inc. *	23,906	1,130,276
Southwest Airlines Co.	320,451	8,193,932
Spirit Airlines, Inc.	58,850	872,157
Sun Country Airlines Holdings, Inc. *	21,857	331,789
TuSimple Holdings, Inc., Class A *	76,907	65,448
Uber Technologies, Inc. *	1,096,297	61,809,225
U-Haul Holding Co. *	5,151	291,598
U-Haul Holding Co., Non Voting Shares	52,677	2,852,459
Union Pacific Corp.	327,337	73,739,206
United Airlines Holdings, Inc. *	175,927	6,931,524
United Parcel Service, Inc., Class B	388,554	58,908,672
Universal Logistics Holdings, Inc.	3,740	92,528
Werner Enterprises, Inc.	34,575	1,383,346
XPO, Inc. *	61,951	5,345,132
		415,215,966

Utilities 2.3%
AES Corp.	360,149	6,198,164
ALLETE, Inc.	30,465	1,690,198
Alliant Energy Corp.	134,700	6,811,779
Altus Power, Inc. *	39,510	197,550
Ameren Corp.	140,993	10,939,647
American Electric Power Co., Inc.	276,590	22,002,734
American States Water Co.	19,861	1,586,894
American Water Works Co., Inc.	104,893	13,829,093

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Atmos Energy Corp.	79,437	9,040,725
Avangrid, Inc.	37,624	1,161,453
Avista Corp.	41,055	1,393,817
Black Hills Corp.	35,790	1,846,406
California Water Service Group	30,303	1,532,423
CenterPoint Energy, Inc.	338,881	9,580,166
Chesapeake Utilities Corp.	11,603	1,109,247
Clearway Energy, Inc., Class C	62,139	1,551,611
CMS Energy Corp.	157,892	8,961,950
Consolidated Edison, Inc.	185,533	16,718,379
Constellation Energy Corp.	173,085	20,950,208
Dominion Energy, Inc.	449,050	20,359,927
DTE Energy Co.	110,790	11,534,347
Duke Energy Corp.	413,639	38,170,607
Edison International	205,732	13,781,987
Entergy Corp.	113,688	11,529,100
Essential Utilities, Inc.	132,865	4,731,323
Evergy, Inc.	123,058	6,280,880
Eversource Energy	187,977	11,167,714
Exelon Corp.	534,966	20,601,541
FirstEnergy Corp.	275,452	10,175,197
Hawaiian Electric Industries, Inc.	58,514	713,286
IDACORP, Inc.	27,151	2,620,071
MGE Energy, Inc.	19,444	1,433,995
Middlesex Water Co.	9,368	598,615
Montauk Renewables, Inc. *	32,346	298,877
National Fuel Gas Co.	49,172	2,497,446
New Jersey Resources Corp.	54,086	2,282,429
NextEra Energy, Inc.	1,087,057	63,603,705
NiSource, Inc.	223,623	5,733,694
Northwest Natural Holding Co.	19,505	714,273
Northwestern Energy Group, Inc.	32,105	1,615,203
NRG Energy, Inc.	123,363	5,901,686
OGE Energy Corp.	107,219	3,758,026
ONE Gas, Inc.	29,811	1,718,008
Ormat Technologies, Inc.	28,031	1,887,047
Otter Tail Corp.	22,105	1,686,833
PG&E Corp. *	1,125,738	19,328,921
Pinnacle West Capital Corp.	61,318	4,595,171
PNM Resources, Inc.	45,888	1,907,564
Portland General Electric Co.	54,722	2,246,885
PPL Corp.	395,743	10,336,807
Public Service Enterprise Group, Inc.	267,461	16,697,590
Sempra	337,664	24,605,576
SJW Group	14,880	976,723
Southern Co.	585,507	41,559,287
Southwest Gas Holdings, Inc.	32,159	1,900,918
Spire, Inc.	28,326	1,728,169
Sunnova Energy International, Inc. *(a)	54,072	627,235
UGI Corp.	112,095	2,464,969
Unitil Corp.	8,367	405,632
Vistra Corp.	184,602	6,536,757
WEC Energy Group, Inc.	169,335	14,159,793
Xcel Energy, Inc.	296,307	18,027,318
York Water Co.	7,252	276,156
		550,879,732
Total Common Stocks (Cost $15,053,218,224)		23,778,212,050
SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Consumer Services 0.0%
Groupon, Inc. expires 01/17/24 strike USD 0.22 *(a)(c)	16,057	36
Total Rights (Cost $0)		36

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)	30,081,613	30,081,613
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)(e)	24,024,964	24,024,964
		54,106,577
Total Short-Term Investments (Cost $54,106,577)		54,106,577
Total Investments in Securities (Cost $15,107,324,801)		23,832,318,663

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/15/23	173	39,588,888	456,251

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,154,434.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

USD —	U.S. Dollar

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2023:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/23	BALANCE OF SHARES HELD AT 11/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$46,580,980	$491,253	($296,254 )	($67,221 )	$1,818,173	$48,526,931	791,372	$197,045

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$20,602,824,595	$—	$—	$20,602,824,595
Health Care Equipment & Services	1,264,366,238	—	0 *	1,264,366,238
Pharmaceuticals, Biotechnology & Life Sciences	1,703,226,037	—	39,134	1,703,265,171
Telecommunication Services	207,756,046	—	0 *	207,756,046
Rights
Consumer Services	—	—	36	36
Short-Term Investments[1]	54,106,577	—	—	54,106,577
Futures Contracts[2]	456,251	—	—	456,251
Total	$23,832,735,744	$—	$39,170	$23,832,774,914

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab 1000 Index ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.9%
Aptiv PLC *	20,303	1,681,900
Autoliv, Inc.	5,614	581,723
BorgWarner, Inc.	16,933	570,473
Ford Motor Co.	283,858	2,912,383
Fox Factory Holding Corp. *	3,009	188,093
General Motors Co.	99,414	3,141,482
Gentex Corp.	17,030	517,882
Harley-Davidson, Inc.	9,531	285,835
Lear Corp.	4,235	566,431
Lucid Group, Inc. *(a)	63,862	269,498
Rivian Automotive, Inc., Class A *	48,115	806,407
Tesla, Inc. *	199,640	47,929,571
Thor Industries, Inc.	3,810	377,457
		59,829,135

Banks 3.1%
Bank of America Corp.	500,064	15,246,951
Bank OZK	7,740	323,996
BOK Financial Corp.	2,021	145,047
Citigroup, Inc.	139,092	6,412,141
Citizens Financial Group, Inc.	34,357	936,915
Columbia Banking System, Inc.	14,937	335,037
Comerica, Inc.	9,419	425,927
Commerce Bancshares, Inc.	8,162	412,752
Cullen/Frost Bankers, Inc.	4,628	454,886
East West Bancorp, Inc.	10,179	640,463
Fifth Third Bancorp	49,338	1,428,335
First Citizens BancShares, Inc., Class A	848	1,244,771
First Horizon Corp.	40,182	513,928
Home BancShares, Inc.	13,674	303,289
Huntington Bancshares, Inc.	104,496	1,176,625
JPMorgan Chase & Co.	210,095	32,791,628
KeyCorp	67,452	835,730
M&T Bank Corp.	12,009	1,539,194
New York Community Bancorp, Inc.	52,095	490,214
Old National Bancorp	21,321	317,470
Pinnacle Financial Partners, Inc.	5,639	409,222
PNC Financial Services Group, Inc.	28,734	3,849,207
Popular, Inc.	5,113	377,288
Prosperity Bancshares, Inc.	6,818	411,194
Regions Financial Corp.	68,321	1,139,594
SouthState Corp.	5,572	412,607
Synovus Financial Corp.	10,525	324,065
Truist Financial Corp.	96,254	3,093,604
U.S. Bancorp	112,461	4,287,013
Valley National Bancorp	30,355	276,230
Webster Financial Corp.	12,374	554,974
Wells Fargo & Co.	264,529	11,795,348
Western Alliance Bancorp	7,980	408,736
SECURITY	NUMBER OF SHARES	VALUE ($)
Wintrust Financial Corp.	4,394	376,434
Zions Bancorp NA	10,767	383,628
		94,074,443

Capital Goods 6.1%
3M Co.	39,832	3,946,156
A. O. Smith Corp.	9,034	680,802
AAON, Inc.	4,962	310,621
Acuity Brands, Inc.	2,251	403,514
Advanced Drainage Systems, Inc.	5,042	610,637
AECOM	10,050	893,043
AGCO Corp.	4,474	507,933
Air Lease Corp.	7,410	287,434
Allegion PLC	6,376	676,430
Allison Transmission Holdings, Inc.	6,426	343,663
AMETEK, Inc.	16,656	2,585,511
API Group Corp. *	14,758	447,905
Applied Industrial Technologies, Inc.	2,792	446,915
Atkore, Inc. *	2,694	349,951
Axon Enterprise, Inc. *	5,062	1,163,602
AZEK Co., Inc. *	10,861	374,596
Beacon Roofing Supply, Inc. *	3,679	295,644
Boeing Co. *	40,991	9,494,745
Boise Cascade Co.	2,787	304,619
Builders FirstSource, Inc. *	9,049	1,213,561
BWX Technologies, Inc.	6,533	509,770
Carlisle Cos., Inc.	3,571	1,001,344
Carrier Global Corp.	60,385	3,137,605
Caterpillar, Inc.	36,875	9,245,300
Chart Industries, Inc. *	3,012	391,650
Comfort Systems USA, Inc.	2,589	501,179
Core & Main, Inc., Class A *	8,765	307,038
Crane Co.	3,565	376,749
Cummins, Inc.	10,238	2,294,950
Curtiss-Wright Corp.	2,802	599,348
Deere & Co.	19,721	7,186,530
Donaldson Co., Inc.	8,756	532,715
Dover Corp.	10,105	1,426,422
Eaton Corp. PLC	28,807	6,559,066
EMCOR Group, Inc.	3,376	717,468
Emerson Electric Co.	41,277	3,669,525
Esab Corp.	4,051	312,535
Fastenal Co.	41,542	2,491,274
Ferguson PLC	14,709	2,520,240
Flowserve Corp.	9,466	362,169
Fluor Corp. *	10,502	399,391
Fortive Corp.	25,305	1,745,539
Fortune Brands Innovations, Inc.	9,212	630,377
Franklin Electric Co., Inc.	2,883	256,587
Generac Holdings, Inc. *	4,501	526,932
General Dynamics Corp.	16,391	4,048,085
General Electric Co.	78,681	9,583,346
Graco, Inc.	12,163	982,527
HEICO Corp.	7,294	1,247,493
Hexcel Corp.	6,059	419,949

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Honeywell International, Inc.	47,996	9,403,376
Howmet Aerospace, Inc.	28,231	1,484,951
Hubbell, Inc.	3,884	1,165,200
Huntington Ingalls Industries, Inc.	2,884	683,566
IDEX Corp.	5,417	1,092,501
Illinois Tool Works, Inc.	19,904	4,820,948
Ingersoll Rand, Inc.	29,323	2,094,542
ITT, Inc.	5,902	639,010
Johnson Controls International PLC	49,183	2,596,862
L3Harris Technologies, Inc.	13,691	2,612,380
Lennox International, Inc.	2,309	938,978
Leonardo DRS, Inc. *	5,096	93,919
Lincoln Electric Holdings, Inc.	4,186	829,079
Lockheed Martin Corp.	16,197	7,252,531
Masco Corp.	16,261	984,604
MasTec, Inc. *	4,282	259,661
Middleby Corp. *	3,835	484,092
MSC Industrial Direct Co., Inc., Class A	3,399	331,131
Mueller Industries, Inc.	8,322	345,613
Nordson Corp.	3,914	921,121
Northrop Grumman Corp.	10,256	4,873,241
nVent Electric PLC	11,995	638,734
Oshkosh Corp.	4,698	457,068
Otis Worldwide Corp.	29,776	2,554,483
Owens Corning	6,516	883,439
PACCAR, Inc.	37,759	3,467,031
Parker-Hannifin Corp.	9,243	4,003,883
Pentair PLC	12,082	779,772
Plug Power, Inc. *(a)	39,265	158,631
Quanta Services, Inc.	10,424	1,962,943
RBC Bearings, Inc. *	2,124	547,440
Regal Rexnord Corp.	4,764	570,727
Rockwell Automation, Inc.	8,280	2,280,643
RTX Corp.	105,243	8,575,200
Sensata Technologies Holding PLC	11,027	358,488
Simpson Manufacturing Co., Inc.	3,065	511,763
SiteOne Landscape Supply, Inc. *	3,233	455,271
Snap-on, Inc.	3,807	1,045,745
Stanley Black & Decker, Inc.	11,070	1,006,263
Textron, Inc.	14,234	1,091,178
Timken Co.	4,740	343,176
Toro Co.	7,543	626,069
Trane Technologies PLC	16,466	3,711,601
TransDigm Group, Inc.	3,981	3,833,185
Trex Co., Inc. *	7,908	555,695
UFP Industries, Inc.	4,442	486,976
United Rentals, Inc.	4,923	2,343,446
Valmont Industries, Inc.	1,523	334,405
Vertiv Holdings Co. *	25,510	1,113,767
Watsco, Inc.	2,423	926,143
Watts Water Technologies, Inc., Class A	1,959	377,127
WESCO International, Inc.	3,259	507,915
Westinghouse Air Brake Technologies Corp.	13,002	1,515,513
WillScot Mobile Mini Holdings Corp. *	14,673	612,158
Woodward, Inc.	4,377	591,683
WW Grainger, Inc.	3,232	2,540,966
Xylem, Inc.	17,311	1,819,905
Zurn Elkay Water Solutions Corp., Class C	10,234	301,289
		187,117,412

Commercial & Professional Services 1.5%
Automatic Data Processing, Inc.	29,730	6,835,522
Booz Allen Hamilton Holding Corp., Class A	9,461	1,183,855
Broadridge Financial Solutions, Inc.	8,560	1,659,099
CACI International, Inc., Class A *	1,646	528,284
SECURITY	NUMBER OF SHARES	VALUE ($)
Casella Waste Systems, Inc., Class A *	4,211	340,586
Ceridian HCM Holding, Inc. *	11,248	774,987
Cintas Corp.	6,232	3,447,854
Clarivate PLC *	31,335	243,160
Clean Harbors, Inc. *	3,617	584,724
Copart, Inc. *	62,735	3,150,552
Dun & Bradstreet Holdings, Inc.	15,924	168,635
Equifax, Inc.	8,884	1,934,136
ExlService Holdings, Inc. *	12,004	340,553
Exponent, Inc.	3,609	277,749
FTI Consulting, Inc. *	2,437	537,261
Genpact Ltd.	12,330	418,727
Jacobs Solutions, Inc.	9,048	1,150,725
KBR, Inc.	9,784	505,539
Leidos Holdings, Inc.	9,997	1,072,878
Maximus, Inc.	4,428	369,694
MSA Safety, Inc.	2,637	459,207
Parsons Corp. *	2,941	183,195
Paychex, Inc.	23,181	2,827,387
Paycom Software, Inc.	3,553	645,438
Paylocity Holding Corp. *	3,093	484,580
RB Global, Inc.	13,267	844,842
Republic Services, Inc.	14,922	2,414,976
Robert Half, Inc.	7,744	634,853
Rollins, Inc.	20,172	821,807
Science Applications International Corp.	3,860	453,203
SS&C Technologies Holdings, Inc.	15,702	883,394
Tetra Tech, Inc.	3,802	601,286
TransUnion	14,044	824,664
TriNet Group, Inc. *	2,393	277,420
Veralto Corp. *	15,759	1,217,383
Verisk Analytics, Inc.	10,472	2,528,255
Vestis Corp. *	9,215	168,727
Waste Management, Inc.	26,683	4,562,526
		46,357,663

Consumer Discretionary Distribution & Retail 5.3%
Amazon.com, Inc. *	656,447	95,900,342
Asbury Automotive Group, Inc. *	1,493	313,261
AutoNation, Inc. *	1,947	263,371
AutoZone, Inc. *	1,298	3,387,689
Bath & Body Works, Inc.	16,511	538,589
Best Buy Co., Inc.	14,123	1,001,886
Burlington Stores, Inc. *	4,700	797,073
CarMax, Inc. *	11,448	731,985
Carvana Co. *	6,751	211,441
Dick's Sporting Goods, Inc.	4,589	597,029
Dillard's, Inc., Class A	235	81,566
eBay, Inc.	38,364	1,573,308
Etsy, Inc. *	8,937	677,514
Five Below, Inc. *	4,022	757,986
Floor & Decor Holdings, Inc., Class A *	7,656	702,132
GameStop Corp., Class A *(a)	18,795	273,467
Genuine Parts Co.	10,203	1,354,754
Home Depot, Inc.	72,685	22,786,021
Lithia Motors, Inc.	1,980	528,640
LKQ Corp.	19,273	858,227
Lowe's Cos., Inc.	42,365	8,423,433
Murphy USA, Inc.	1,402	518,109
Ollie's Bargain Outlet Holdings, Inc. *	4,421	323,927
O'Reilly Automotive, Inc. *	4,368	4,291,036
Penske Automotive Group, Inc.	1,407	210,065
Pool Corp.	2,821	979,790
Restoration Hardware, Inc. *	1,086	293,187
Ross Stores, Inc.	24,597	3,206,957
TJX Cos., Inc.	83,112	7,322,998
Tractor Supply Co.	7,818	1,587,132
Ulta Beauty, Inc. *	3,600	1,533,564

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valvoline, Inc.	10,048	344,044
Wayfair, Inc., Class A *	6,689	373,246
Williams-Sonoma, Inc.	4,608	864,184
		163,607,953

Consumer Durables & Apparel 1.1%
Brunswick Corp.	5,094	401,764
Capri Holdings Ltd. *	8,651	419,054
Columbia Sportswear Co.	2,494	195,355
Crocs, Inc. *	4,516	476,935
Deckers Outdoor Corp. *	1,877	1,246,272
DR Horton, Inc.	21,966	2,804,399
Garmin Ltd.	11,191	1,367,988
Hasbro, Inc.	9,416	436,996
KB Home	5,754	299,783
Lennar Corp., Class A	18,225	2,331,342
Lululemon Athletica, Inc. *	8,417	3,760,716
Mattel, Inc. *	25,798	490,162
Meritage Homes Corp.	2,667	376,847
Mohawk Industries, Inc. *	3,761	332,134
Newell Brands, Inc.	27,004	206,040
NIKE, Inc., Class B	88,419	9,749,963
NVR, Inc. *	233	1,434,206
Polaris, Inc.	3,844	317,015
PulteGroup, Inc.	15,768	1,394,206
PVH Corp.	4,402	430,428
Ralph Lauren Corp.	2,907	376,108
SharkNinja, Inc.	3,420	160,740
Skechers USA, Inc., Class A *	9,611	566,184
Tapestry, Inc.	16,852	533,703
Taylor Morrison Home Corp. *	8,038	362,514
Tempur Sealy International, Inc.	12,453	502,105
Toll Brothers, Inc.	7,863	675,353
TopBuild Corp. *	2,287	676,449
VF Corp.	23,818	398,475
Whirlpool Corp.	3,933	428,304
YETI Holdings, Inc. *	6,185	263,728
		33,415,268

Consumer Services 2.3%
ADT, Inc.	15,361	90,169
Airbnb, Inc., Class A *	30,841	3,896,452
Aramark	18,991	531,938
Booking Holdings, Inc. *	2,567	8,023,672
Boyd Gaming Corp.	5,085	300,269
Bright Horizons Family Solutions, Inc. *	4,246	371,270
Caesars Entertainment, Inc. *	15,521	694,099
Carnival Corp. *	72,555	1,092,678
Chipotle Mexican Grill, Inc. *	1,985	4,371,466
Choice Hotels International, Inc.	1,805	199,055
Churchill Downs, Inc.	4,889	566,000
Darden Restaurants, Inc.	8,734	1,366,609
Domino's Pizza, Inc.	2,525	992,047
DoorDash, Inc., Class A *	21,575	2,027,619
DraftKings, Inc., Class A *	33,548	1,282,876
Duolingo, Inc. *	2,517	534,334
Expedia Group, Inc. *	10,004	1,362,345
H&R Block, Inc.	10,949	497,304
Hilton Grand Vacations, Inc. *	5,439	186,340
Hilton Worldwide Holdings, Inc.	18,924	3,170,149
Hyatt Hotels Corp., Class A	3,369	386,626
Las Vegas Sands Corp.	26,654	1,229,282
Light & Wonder, Inc. *	6,573	581,185
Marriott International, Inc., Class A	18,103	3,669,478
McDonald's Corp.	52,694	14,851,277
MGM Resorts International	20,231	797,911
Norwegian Cruise Line Holdings Ltd. *	30,683	468,529
SECURITY	NUMBER OF SHARES	VALUE ($)
Planet Fitness, Inc., Class A *	6,148	417,695
Royal Caribbean Cruises Ltd. *	17,080	1,835,417
Service Corp. International	10,944	670,539
Starbucks Corp.	82,820	8,224,026
Texas Roadhouse, Inc.	4,820	542,539
Vail Resorts, Inc.	2,741	595,647
Wingstop, Inc.	2,120	509,563
Wyndham Hotels & Resorts, Inc.	6,054	468,216
Wynn Resorts Ltd.	7,042	594,486
Yum! Brands, Inc.	20,253	2,542,764
		69,941,871

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	29,310	638,079
BJ's Wholesale Club Holdings, Inc. *	9,787	632,044
Casey's General Stores, Inc.	2,696	742,478
Costco Wholesale Corp.	32,039	18,990,797
Dollar General Corp.	15,882	2,082,448
Dollar Tree, Inc. *	15,174	1,875,355
Kroger Co.	47,547	2,104,906
Performance Food Group Co. *	11,266	732,853
Sysco Corp.	36,526	2,636,081
Target Corp.	33,292	4,454,803
U.S. Foods Holding Corp. *	16,436	720,390
Walgreens Boots Alliance, Inc.	51,832	1,033,530
Walmart, Inc.	103,207	16,068,298
		52,712,062

Energy 4.2%
Antero Midstream Corp.	24,492	326,233
Antero Resources Corp. *	20,528	485,077
APA Corp.	22,429	807,444
Baker Hughes Co.	73,493	2,480,389
ChampionX Corp.	13,943	408,809
Cheniere Energy, Inc.	17,342	3,158,845
Chesapeake Energy Corp.	8,085	649,306
Chevron Corp.	128,284	18,421,582
Chord Energy Corp.	2,990	484,798
Civitas Resources, Inc.	6,249	429,244
ConocoPhillips	86,575	10,005,473
Coterra Energy, Inc.	55,035	1,444,669
Devon Energy Corp.	46,445	2,088,632
Diamondback Energy, Inc.	12,946	1,998,992
DT Midstream, Inc.	6,996	400,801
EOG Resources, Inc.	42,097	5,180,878
EQT Corp.	26,271	1,049,789
Exxon Mobil Corp.	292,520	30,053,505
Halliburton Co.	64,777	2,398,692
Hess Corp.	19,949	2,804,031
HF Sinclair Corp.	11,548	606,039
Kinder Morgan, Inc.	139,828	2,456,778
Magnolia Oil & Gas Corp., Class A	13,524	290,766
Marathon Oil Corp.	43,541	1,107,248
Marathon Petroleum Corp.	28,857	4,305,176
Matador Resources Co.	8,228	476,237
Murphy Oil Corp.	10,869	464,867
New Fortress Energy, Inc.	4,723	181,741
Noble Corp. PLC	7,954	366,997
NOV, Inc.	28,388	534,262
Occidental Petroleum Corp.	47,885	2,832,398
ONEOK, Inc.	42,074	2,896,795
Ovintiv, Inc.	18,241	808,806
Patterson-UTI Energy, Inc.	22,663	265,384
PBF Energy, Inc., Class A	7,940	352,536
Permian Resources Corp.	26,520	348,473
Phillips 66	32,172	4,146,649
Pioneer Natural Resources Co.	16,842	3,901,281

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Range Resources Corp.	17,488	568,360
Schlumberger NV	102,782	5,348,775
SM Energy Co.	8,638	323,493
Southwestern Energy Co. *	79,636	524,801
Targa Resources Corp.	16,240	1,468,908
TechnipFMC PLC	31,828	659,476
Texas Pacific Land Corp.	441	737,330
Transocean Ltd. *	48,035	305,503
Valaris Ltd. *	4,666	320,088
Valero Energy Corp.	25,535	3,201,067
Weatherford International PLC *	5,113	463,698
Williams Cos., Inc.	87,863	3,232,480
		128,573,601

Equity Real Estate Investment Trusts (REITs) 2.5%
Agree Realty Corp.	7,021	415,713
Alexandria Real Estate Equities, Inc.	11,335	1,240,049
American Homes 4 Rent, Class A	22,818	827,609
American Tower Corp.	33,692	7,034,216
Americold Realty Trust, Inc.	18,262	515,536
Apartment Income REIT Corp.	10,738	334,167
AvalonBay Communities, Inc.	10,288	1,779,207
Boston Properties, Inc.	10,548	600,498
Brixmor Property Group, Inc.	21,681	466,575
Camden Property Trust	7,726	697,349
Crown Castle, Inc.	31,322	3,673,444
CubeSmart	16,143	641,846
Digital Realty Trust, Inc.	21,883	3,036,923
EastGroup Properties, Inc.	3,301	573,549
Equinix, Inc.	6,760	5,509,468
Equity LifeStyle Properties, Inc.	13,415	953,807
Equity Residential	24,968	1,419,181
Essex Property Trust, Inc.	4,652	993,016
Extra Space Storage, Inc.	15,262	1,986,655
Federal Realty Investment Trust	5,309	507,487
First Industrial Realty Trust, Inc.	9,515	447,681
Gaming & Leisure Properties, Inc.	19,053	890,347
Healthcare Realty Trust, Inc.	27,520	420,230
Healthpeak Properties, Inc.	39,523	684,538
Host Hotels & Resorts, Inc.	51,686	902,954
Invitation Homes, Inc.	41,806	1,394,648
Iron Mountain, Inc.	20,982	1,345,995
Kilroy Realty Corp.	7,619	251,275
Kimco Realty Corp.	44,788	865,304
Kite Realty Group Trust	15,722	332,049
Lamar Advertising Co., Class A	6,289	637,013
Medical Properties Trust, Inc.	43,408	210,529
Mid-America Apartment Communities, Inc.	8,364	1,041,151
NET Lease Office Properties *	1,018	16,644
NNN REIT, Inc.	13,118	532,853
Omega Healthcare Investors, Inc.	17,604	558,927
Prologis, Inc.	66,750	7,671,577
Public Storage	11,449	2,962,543
Rayonier, Inc.	9,806	300,848
Realty Income Corp.	51,193	2,762,374
Regency Centers Corp.	11,908	747,584
Rexford Industrial Realty, Inc.	14,883	732,541
Ryman Hospitality Properties, Inc.	4,273	428,796
SBA Communications Corp.	7,837	1,935,426
Simon Property Group, Inc.	23,621	2,950,027
Spirit Realty Capital, Inc.	10,238	422,829
STAG Industrial, Inc.	12,920	463,182
Sun Communities, Inc.	9,011	1,165,483
Terreno Realty Corp.	6,029	344,316
UDR, Inc.	21,774	727,252
Ventas, Inc.	29,167	1,337,015
VICI Properties, Inc.	73,232	2,188,904
SECURITY	NUMBER OF SHARES	VALUE ($)
Vornado Realty Trust	11,321	266,496
Welltower, Inc.	39,932	3,557,941
Weyerhaeuser Co.	53,007	1,661,769
WP Carey, Inc.	15,534	966,836
		77,332,172

Financial Services 7.8%
Affiliated Managers Group, Inc.	2,578	349,448
Affirm Holdings, Inc. *	15,428	530,877
AGNC Investment Corp.	43,198	381,006
Ally Financial, Inc.	19,579	572,098
American Express Co.	42,111	7,191,295
Ameriprise Financial, Inc.	7,463	2,638,245
Annaly Capital Management, Inc.	35,800	646,906
Apollo Global Management, Inc.	31,611	2,908,212
ARES Management Corp., Class A	11,862	1,331,509
Bank of New York Mellon Corp.	56,206	2,715,874
Berkshire Hathaway, Inc., Class B *	131,841	47,462,760
BlackRock, Inc.	10,144	7,620,477
Blackstone, Inc.	51,212	5,754,692
Block, Inc. *	39,840	2,527,051
Blue Owl Capital, Inc.	29,138	392,780
Capital One Financial Corp.	27,621	3,084,161
Carlyle Group, Inc.	15,723	538,984
Cboe Global Markets, Inc.	7,631	1,390,292
Charles Schwab Corp. (b)	106,646	6,539,533
CME Group, Inc.	25,969	5,670,591
Coinbase Global, Inc., Class A *	12,228	1,525,076
Corebridge Financial, Inc.	14,563	306,260
Credit Acceptance Corp. *	452	206,564
Discover Financial Services	18,052	1,678,836
Enact Holdings, Inc.	2,008	55,642
Equitable Holdings, Inc.	23,472	720,356
Essent Group Ltd.	7,766	375,408
Evercore, Inc., Class A	2,551	376,400
FactSet Research Systems, Inc.	2,739	1,242,027
Fidelity National Information Services, Inc.	42,696	2,503,693
Fiserv, Inc. *	44,029	5,750,628
FleetCor Technologies, Inc. *	5,349	1,286,435
Franklin Resources, Inc.	21,631	536,449
Global Payments, Inc.	18,856	2,195,593
Goldman Sachs Group, Inc.	23,840	8,142,314
Houlihan Lokey, Inc.	3,652	393,393
Interactive Brokers Group, Inc., Class A	7,728	601,548
Intercontinental Exchange, Inc.	41,296	4,701,137
Invesco Ltd.	32,251	460,222
Jack Henry & Associates, Inc.	5,225	829,155
Janus Henderson Group PLC	9,221	241,498
Jefferies Financial Group, Inc.	12,964	459,444
KKR & Co., Inc.	46,790	3,548,554
LPL Financial Holdings, Inc.	5,470	1,215,981
MarketAxess Holdings, Inc.	2,682	644,002
Mastercard, Inc., Class A	60,151	24,892,288
MGIC Investment Corp.	20,616	362,635
Moody's Corp.	11,387	4,155,800
Morgan Stanley	92,292	7,322,447
Morningstar, Inc.	1,863	527,900
MSCI, Inc.	5,722	2,980,304
Nasdaq, Inc.	24,554	1,371,095
Northern Trust Corp.	15,035	1,191,524
OneMain Holdings, Inc.	8,771	371,013
PayPal Holdings, Inc. *	79,429	4,575,905
Raymond James Financial, Inc.	13,592	1,429,199
Remitly Global, Inc. *	9,509	204,824
Rithm Capital Corp.	35,092	364,255
Robinhood Markets, Inc., Class A *	39,492	347,530
S&P Global, Inc.	23,512	9,776,995

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SEI Investments Co.	7,337	430,462
SoFi Technologies, Inc. *	68,405	498,672
Starwood Property Trust, Inc.	21,354	424,304
State Street Corp.	22,898	1,667,432
Stifel Financial Corp.	7,697	469,671
Synchrony Financial	30,049	972,386
T Rowe Price Group, Inc.	16,109	1,612,994
Toast, Inc., Class A *	26,084	387,869
Tradeweb Markets, Inc., Class A	8,282	802,526
Visa, Inc., Class A	116,163	29,816,719
Voya Financial, Inc.	7,612	544,334
Western Union Co.	26,978	313,754
WEX, Inc. *	3,067	541,571
		238,599,814

Food, Beverage & Tobacco 2.8%
Altria Group, Inc.	128,298	5,393,648
Archer-Daniels-Midland Co.	38,746	2,856,743
Brown-Forman Corp., Class B	13,220	776,543
Bunge Global SA	10,893	1,196,814
Campbell Soup Co.	14,533	583,936
Celsius Holdings, Inc. *	10,620	525,796
Coca-Cola Co.	281,460	16,448,522
Coca-Cola Consolidated, Inc.	328	240,922
Conagra Brands, Inc.	34,478	975,383
Constellation Brands, Inc., Class A	11,635	2,798,101
Darling Ingredients, Inc. *	11,561	507,181
Flowers Foods, Inc.	13,967	290,653
General Mills, Inc.	42,258	2,690,144
Hershey Co.	10,764	2,022,771
Hormel Foods Corp.	20,917	639,851
Ingredion, Inc.	4,768	488,672
J M Smucker Co.	7,646	838,996
Kellanova	18,953	995,791
Keurig Dr Pepper, Inc.	72,805	2,298,454
Kraft Heinz Co.	57,544	2,020,370
Lamb Weston Holdings, Inc.	10,561	1,056,417
Lancaster Colony Corp.	1,438	238,564
McCormick & Co., Inc., Non Voting Shares	18,204	1,180,165
Molson Coors Beverage Co., Class B	13,327	820,144
Mondelez International, Inc., Class A	98,400	6,992,304
Monster Beverage Corp. *	53,824	2,968,394
National Beverage Corp. *	1,625	77,252
PepsiCo, Inc.	99,539	16,751,418
Philip Morris International, Inc.	112,224	10,477,233
Pilgrim's Pride Corp. *	2,658	67,938
Post Holdings, Inc. *	3,806	325,147
Tyson Foods, Inc., Class A	20,610	965,372
WK Kellogg Co.	4,731	52,987
		86,562,626

Health Care Equipment & Services 5.3%
Abbott Laboratories	125,415	13,079,530
Acadia Healthcare Co., Inc. *	6,612	482,610
agilon health, Inc. *	21,869	232,249
Align Technology, Inc. *	5,128	1,096,366
Baxter International, Inc.	36,728	1,325,146
Becton Dickinson & Co.	20,957	4,949,624
Boston Scientific Corp. *	105,962	5,922,216
Cardinal Health, Inc.	18,447	1,975,305
Cencora, Inc.	12,076	2,455,896
Centene Corp. *	39,072	2,878,825
Chemed Corp.	1,064	603,288
Cigna Group	21,368	5,617,220
Cooper Cos., Inc.	3,548	1,195,392
CVS Health Corp.	92,918	6,313,778
SECURITY	NUMBER OF SHARES	VALUE ($)
DaVita, Inc. *	3,841	389,708
DENTSPLY SIRONA, Inc.	15,210	482,917
Dexcom, Inc. *	28,088	3,244,726
Edwards Lifesciences Corp. *	43,905	2,972,808
Elevance Health, Inc.	17,043	8,171,948
Encompass Health Corp.	7,301	475,806
Ensign Group, Inc.	4,018	430,207
Envista Holdings Corp. *	11,791	267,538
GE HealthCare Technologies, Inc.	28,310	1,938,103
Globus Medical, Inc., Class A *	8,638	388,019
Haemonetics Corp. *	3,710	300,028
HCA Healthcare, Inc.	14,517	3,636,218
HealthEquity, Inc. *	6,213	416,395
Henry Schein, Inc. *	9,474	632,200
Hologic, Inc. *	17,609	1,255,522
Humana, Inc.	8,953	4,340,952
IDEXX Laboratories, Inc. *	5,993	2,791,659
Inspire Medical Systems, Inc. *	2,087	303,262
Insulet Corp. *	5,053	955,472
Intuitive Surgical, Inc. *	25,409	7,898,134
Laboratory Corp. of America Holdings	6,424	1,393,430
Lantheus Holdings, Inc. *	4,910	351,654
Masimo Corp. *	3,166	296,844
McKesson Corp.	9,764	4,594,548
Medtronic PLC	96,292	7,633,067
Molina Healthcare, Inc. *	4,217	1,541,567
Neogen Corp. *	14,051	238,445
Option Care Health, Inc. *	12,959	385,530
Penumbra, Inc. *	2,800	621,852
Quest Diagnostics, Inc.	8,089	1,110,053
QuidelOrtho Corp. *	3,477	238,974
R1 RCM, Inc. *	13,974	147,845
ResMed, Inc.	10,619	1,674,935
Shockwave Medical, Inc. *	2,608	455,226
STERIS PLC	7,167	1,440,137
Stryker Corp.	24,436	7,241,120
Surgery Partners, Inc. *	4,624	151,436
Teleflex, Inc.	3,411	769,829
Tenet Healthcare Corp. *	7,387	509,777
UnitedHealth Group, Inc.	66,970	37,032,401
Universal Health Services, Inc., Class B	4,441	610,549
Veeva Systems, Inc., Class A *	10,530	1,835,484
Zimmer Biomet Holdings, Inc.	15,072	1,753,024
		161,446,794

Household & Personal Products 1.4%
BellRing Brands, Inc. *	9,398	497,154
Church & Dwight Co., Inc.	17,704	1,710,738
Clorox Co.	8,958	1,284,129
Colgate-Palmolive Co.	59,709	4,703,278
Coty, Inc., Class A *	26,691	304,277
elf Beauty, Inc. *	3,921	463,031
Estee Lauder Cos., Inc., Class A	16,803	2,145,575
Inter Parfums, Inc.	1,231	154,072
Kenvue, Inc.	124,502	2,544,821
Kimberly-Clark Corp.	24,489	3,030,024
Procter & Gamble Co.	170,426	26,163,800
Reynolds Consumer Products, Inc.	3,925	102,992
		43,103,891

Insurance 2.3%
Aflac, Inc.	39,084	3,232,638
Allstate Corp.	18,905	2,606,432
American Financial Group, Inc.	4,746	542,895
American International Group, Inc.	51,443	3,385,464
Aon PLC, Class A	14,662	4,816,320
Arch Capital Group Ltd. *	27,096	2,267,664

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arthur J Gallagher & Co.	15,583	3,880,167
Assurant, Inc.	3,829	643,349
Axis Capital Holdings Ltd.	5,593	315,110
Brown & Brown, Inc.	17,203	1,285,752
Chubb Ltd.	29,662	6,805,353
Cincinnati Financial Corp.	11,381	1,169,853
CNA Financial Corp.	1,909	80,426
Erie Indemnity Co., Class A	1,780	526,239
Everest Group Ltd.	3,126	1,283,379
Fidelity National Financial, Inc.	18,714	839,136
First American Financial Corp.	7,478	445,689
Globe Life, Inc.	6,244	768,824
Hartford Financial Services Group, Inc.	22,092	1,726,711
Kinsale Capital Group, Inc.	1,582	553,858
Lincoln National Corp.	12,085	287,381
Loews Corp.	13,427	943,784
Markel Group, Inc. *	947	1,362,818
Marsh & McLennan Cos., Inc.	35,671	7,113,511
MetLife, Inc.	45,614	2,902,419
Old Republic International Corp.	19,571	573,626
Primerica, Inc.	2,584	541,374
Principal Financial Group, Inc.	15,974	1,179,360
Progressive Corp.	42,271	6,933,712
Prudential Financial, Inc.	26,225	2,564,280
Reinsurance Group of America, Inc.	4,794	781,710
RenaissanceRe Holdings Ltd.	3,672	787,130
RLI Corp.	2,922	396,223
Ryan Specialty Holdings, Inc. *	7,154	328,154
Selective Insurance Group, Inc.	4,366	443,978
Travelers Cos., Inc.	16,521	2,984,023
Unum Group	13,330	573,190
W R Berkley Corp.	14,743	1,069,605
Willis Towers Watson PLC	7,587	1,868,678
		70,810,215

Materials 2.6%
Air Products & Chemicals, Inc.	16,022	4,334,752
Albemarle Corp.	8,435	1,022,912
Alcoa Corp.	13,032	350,040
Amcor PLC	106,635	1,010,900
AptarGroup, Inc.	4,750	602,727
Ashland, Inc.	3,670	293,306
ATI, Inc. *	9,266	407,241
Avery Dennison Corp.	5,775	1,123,237
Axalta Coating Systems Ltd. *	15,970	502,576
Balchem Corp.	2,327	290,223
Ball Corp.	22,749	1,257,792
Berry Global Group, Inc.	8,634	570,880
Celanese Corp.	7,267	1,007,642
CF Industries Holdings, Inc.	13,871	1,042,406
Chemours Co.	10,745	294,735
Cleveland-Cliffs, Inc. *	37,056	635,881
Commercial Metals Co.	8,423	381,815
Corteva, Inc.	51,441	2,325,133
Crown Holdings, Inc.	8,753	752,846
Dow, Inc.	50,816	2,629,728
DuPont de Nemours, Inc.	33,133	2,370,335
Eagle Materials, Inc.	2,581	467,290
Eastman Chemical Co.	8,582	719,429
Ecolab, Inc.	18,371	3,522,272
Element Solutions, Inc.	16,159	338,693
FMC Corp.	9,030	484,550
Freeport-McMoRan, Inc.	103,690	3,869,711
Graphic Packaging Holding Co.	22,300	505,541
Huntsman Corp.	12,342	303,613
International Flavors & Fragrances, Inc.	18,459	1,391,439
International Paper Co.	25,175	929,964
Linde PLC	35,252	14,586,220
SECURITY	NUMBER OF SHARES	VALUE ($)
Louisiana-Pacific Corp.	4,529	276,224
LyondellBasell Industries NV, Class A	18,529	1,762,108
Martin Marietta Materials, Inc.	4,442	2,063,709
Mosaic Co.	24,108	865,236
NewMarket Corp.	505	267,908
Newmont Corp.	83,163	3,342,321
Nucor Corp.	17,929	3,047,392
Olin Corp.	9,041	426,193
Packaging Corp. of America	6,483	1,089,209
PPG Industries, Inc.	17,038	2,419,226
Reliance Steel & Aluminum Co.	4,276	1,177,012
Royal Gold, Inc.	4,727	575,749
RPM International, Inc.	9,278	954,985
Sealed Air Corp.	10,478	349,756
Sherwin-Williams Co.	17,104	4,768,595
Silgan Holdings, Inc.	6,023	251,280
Sonoco Products Co.	7,072	390,091
Steel Dynamics, Inc.	11,194	1,333,541
Summit Materials, Inc., Class A *	8,661	300,450
U.S. Steel Corp.	16,345	586,785
Vulcan Materials Co.	9,597	2,049,535
Westlake Corp.	2,275	292,087
Westrock Co.	18,419	758,310
		79,673,531

Media & Entertainment 7.3%
Alphabet, Inc., Class A *	428,953	56,849,141
Alphabet, Inc., Class C *	364,886	48,865,533
Charter Communications, Inc., Class A *	7,346	2,939,355
Comcast Corp., Class A	297,435	12,459,552
Electronic Arts, Inc.	17,793	2,455,612
Endeavor Group Holdings, Inc., Class A	13,763	334,579
Fox Corp., Class A	27,366	808,392
IAC, Inc. *	4,891	233,937
Interpublic Group of Cos., Inc.	27,945	859,029
Liberty Broadband Corp., Class C *	8,182	680,088
Liberty Media Corp.-Liberty Formula One, Class C *	15,070	959,356
Liberty Media Corp.-Liberty SiriusXM, Class C *	10,877	293,570
Live Nation Entertainment, Inc. *	10,359	872,435
Match Group, Inc. *	20,243	655,468
Meta Platforms, Inc., Class A *	160,686	52,568,425
Netflix, Inc. *	32,048	15,189,791
New York Times Co., Class A	11,938	560,967
News Corp., Class A	27,473	605,505
Nexstar Media Group, Inc.	2,374	336,942
Omnicom Group, Inc.	14,326	1,155,105
Paramount Global, Class B	34,644	497,834
Pinterest, Inc., Class A *	41,836	1,425,352
ROBLOX Corp., Class A *	34,662	1,362,563
Roku, Inc. *	8,935	931,027
Sirius XM Holdings, Inc. (a)	46,607	218,121
Snap, Inc., Class A *	73,933	1,022,493
Take-Two Interactive Software, Inc. *	11,448	1,811,074
TKO Group Holdings, Inc.	4,336	335,303
Trade Desk, Inc., Class A *	32,259	2,272,969
Walt Disney Co. *	132,292	12,262,145
Warner Bros Discovery, Inc. *	159,460	1,666,357
Warner Music Group Corp., Class A	9,835	325,637
ZoomInfo Technologies, Inc. *	21,915	314,919
		224,128,576

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
10X Genomics, Inc., Class A *	7,376	321,003
AbbVie, Inc.	127,616	18,171,242
ACADIA Pharmaceuticals, Inc. *	8,509	189,581

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Agilent Technologies, Inc.	21,358	2,729,552
Alkermes PLC *	12,443	300,374
Alnylam Pharmaceuticals, Inc. *	9,016	1,516,942
Amgen, Inc.	38,647	10,420,777
Apellis Pharmaceuticals, Inc. *	7,499	403,971
Avantor, Inc. *	48,868	1,035,024
Biogen, Inc. *	10,452	2,446,604
BioMarin Pharmaceutical, Inc. *	13,590	1,237,777
Bio-Rad Laboratories, Inc., Class A *	1,499	457,075
Bio-Techne Corp.	11,382	715,928
Bridgebio Pharma, Inc. *	8,604	247,021
Bristol-Myers Squibb Co.	151,102	7,461,417
Bruker Corp.	7,260	472,553
Catalent, Inc. *	13,051	507,031
Charles River Laboratories International, Inc. *	3,680	725,254
Danaher Corp.	47,511	10,609,681
Elanco Animal Health, Inc. *	35,442	417,507
Eli Lilly & Co.	57,646	34,071,092
Exact Sciences Corp. *	13,081	837,184
Exelixis, Inc. *	23,315	508,500
Gilead Sciences, Inc.	90,131	6,904,035
Halozyme Therapeutics, Inc. *	9,483	366,139
Illumina, Inc. *	11,380	1,160,191
Incyte Corp. *	13,461	731,471
Intra-Cellular Therapies, Inc. *	6,446	395,591
Ionis Pharmaceuticals, Inc. *	10,289	508,997
IQVIA Holdings, Inc. *	13,271	2,841,321
Jazz Pharmaceuticals PLC *	4,634	547,878
Johnson & Johnson	174,098	26,925,997
Karuna Therapeutics, Inc. *	2,547	487,012
Medpace Holdings, Inc. *	1,657	448,583
Merck & Co., Inc.	183,457	18,800,673
Mettler-Toledo International, Inc. *	1,576	1,720,882
Moderna, Inc. *	23,878	1,855,321
Mural Oncology PLC *	1,163	4,198
Natera, Inc. *	7,728	432,382
Neurocrine Biosciences, Inc. *	7,084	825,924
Organon & Co.	18,407	208,367
Perrigo Co. PLC	9,772	297,655
Pfizer, Inc.	408,199	12,437,824
Regeneron Pharmaceuticals, Inc. *	7,709	6,350,751
Repligen Corp. *	3,711	583,555
Revvity, Inc.	8,913	792,366
Roivant Sciences Ltd. *	23,096	220,798
Royalty Pharma PLC, Class A	27,891	755,009
Sarepta Therapeutics, Inc. *	6,716	545,876
Seagen, Inc. *	10,166	2,167,493
Sotera Health Co. *	7,184	98,062
Thermo Fisher Scientific, Inc.	27,922	13,842,611
United Therapeutics Corp. *	3,377	810,480
Vaxcyte, Inc. *	6,124	317,039
Vertex Pharmaceuticals, Inc. *	18,646	6,615,787
Viatris, Inc.	87,009	798,743
Waters Corp. *	4,263	1,196,240
West Pharmaceutical Services, Inc.	5,323	1,867,095
Zoetis, Inc.	33,204	5,866,151
		216,531,587

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	22,278	1,759,071
CoStar Group, Inc. *	29,552	2,453,998
Jones Lang LaSalle, Inc. *	3,439	534,833
Zillow Group, Inc., Class C *	11,543	472,571
		5,220,473

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices, Inc. *	116,858	14,158,515
Allegro MicroSystems, Inc. *	5,097	138,740
Amkor Technology, Inc.	7,346	206,937
Analog Devices, Inc.	36,233	6,644,408
Applied Materials, Inc.	60,705	9,092,395
Axcelis Technologies, Inc. *	2,319	288,205
Broadcom, Inc.	31,719	29,363,230
Cirrus Logic, Inc. *	3,999	303,564
Enphase Energy, Inc. *	9,822	992,218
Entegris, Inc.	10,801	1,127,624
First Solar, Inc. *	7,771	1,226,108
GLOBALFOUNDRIES, Inc. *(a)	5,897	316,610
Intel Corp.	302,697	13,530,556
KLA Corp.	9,884	5,383,024
Lam Research Corp.	9,619	6,886,435
Lattice Semiconductor Corp. *	10,005	585,793
MACOM Technology Solutions Holdings, Inc. *	3,988	334,912
Marvell Technology, Inc.	62,203	3,466,573
Microchip Technology, Inc.	39,353	3,283,614
Micron Technology, Inc.	79,097	6,020,864
MKS Instruments, Inc.	4,476	369,494
Monolithic Power Systems, Inc.	3,449	1,892,535
NVIDIA Corp.	178,576	83,519,995
NXP Semiconductors NV	18,666	3,809,357
ON Semiconductor Corp. *	31,172	2,223,499
Onto Innovation, Inc. *	3,598	507,354
Power Integrations, Inc.	4,129	315,497
Qorvo, Inc. *	7,038	679,167
QUALCOMM, Inc.	80,652	10,408,141
Rambus, Inc. *	8,008	541,901
Skyworks Solutions, Inc.	11,453	1,110,139
SolarEdge Technologies, Inc. *	4,045	321,092
Teradyne, Inc.	11,203	1,033,253
Texas Instruments, Inc.	65,643	10,024,343
Universal Display Corp.	3,119	527,735
Wolfspeed, Inc. *	8,925	328,976
		220,962,803

Software & Services 12.8%
Accenture PLC, Class A	45,607	15,193,516
Adobe, Inc. *	32,944	20,129,113
Akamai Technologies, Inc. *	11,003	1,271,177
Amdocs Ltd.	8,743	732,401
ANSYS, Inc. *	6,262	1,837,020
AppLovin Corp., Class A *	9,776	366,404
Aspen Technology, Inc. *	2,067	389,133
Atlassian Corp., Class A *	10,971	2,094,912
Autodesk, Inc. *	15,433	3,371,030
Bentley Systems, Inc., Class B	16,594	863,884
Bill Holdings, Inc. *	7,015	459,272
Cadence Design Systems, Inc. *	19,655	5,371,122
CCC Intelligent Solutions Holdings, Inc. *	16,876	197,112
Cloudflare, Inc., Class A *	21,023	1,621,924
Cognizant Technology Solutions Corp., Class A	36,493	2,568,377
Confluent, Inc., Class A *	15,202	322,586
Crowdstrike Holdings, Inc., Class A *	16,209	3,841,371
Datadog, Inc., Class A *	21,666	2,525,606
DocuSign, Inc. *	14,710	634,001
Dolby Laboratories, Inc., Class A	4,327	372,685
DoubleVerify Holdings, Inc. *	9,848	326,954
Dropbox, Inc., Class A *	18,532	522,232
Dynatrace, Inc. *	17,311	927,004
Elastic NV *	5,693	457,489
EPAM Systems, Inc. *	4,203	1,085,173

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fair Isaac Corp. *	1,793	1,950,067
Five9, Inc. *	5,294	403,509
Fortinet, Inc. *	47,091	2,475,103
Gartner, Inc. *	5,701	2,479,023
Gen Digital, Inc.	40,368	891,325
Gitlab, Inc., Class A *	5,735	277,230
GoDaddy, Inc., Class A *	10,592	1,059,836
Guidewire Software, Inc. *	5,929	592,544
HubSpot, Inc. *	3,598	1,777,160
Informatica, Inc., Class A *	2,924	73,363
International Business Machines Corp.	65,861	10,442,920
Intuit, Inc.	20,229	11,560,064
Manhattan Associates, Inc. *	4,428	987,665
Microsoft Corp.	537,157	203,534,159
MongoDB, Inc. *	5,086	2,114,454
Nutanix, Inc., Class A *	17,122	737,787
Okta, Inc. *	11,257	754,782
Oracle Corp.	113,753	13,219,236
Palantir Technologies, Inc., Class A *	137,984	2,766,579
Palo Alto Networks, Inc. *	22,127	6,529,456
Procore Technologies, Inc. *	6,344	374,867
PTC, Inc. *	8,574	1,349,205
Qualys, Inc. *	2,672	493,893
Roper Technologies, Inc.	7,715	4,152,599
Salesforce, Inc. *	70,431	17,741,569
Samsara, Inc., Class A *	10,983	302,472
ServiceNow, Inc. *	14,733	10,103,007
Smartsheet, Inc., Class A *	9,654	409,137
Snowflake, Inc., Class A *	23,553	4,420,427
Splunk, Inc. *	11,006	1,667,849
SPS Commerce, Inc. *	2,603	448,445
Synopsys, Inc. *	11,000	5,975,530
Tenable Holdings, Inc. *	8,382	346,931
Teradata Corp. *	7,081	334,577
Twilio, Inc., Class A *	13,032	842,910
Tyler Technologies, Inc. *	3,037	1,241,647
UiPath, Inc., Class A *	28,917	571,400
Unity Software, Inc. *	17,371	512,618
VeriSign, Inc. *	6,503	1,379,937
Workday, Inc., Class A *	14,842	4,018,026
Workiva, Inc. *	3,369	323,997
Zoom Video Communications, Inc., Class A *	18,227	1,236,337
Zscaler, Inc. *	6,286	1,241,674
		391,596,814

Technology Hardware & Equipment 8.4%
Advanced Energy Industries, Inc.	2,720	258,536
Amphenol Corp., Class A	43,033	3,915,573
Apple, Inc.	1,062,528	201,827,193
Arista Networks, Inc. *	18,156	3,989,055
Arrow Electronics, Inc. *	4,050	480,168
Avnet, Inc.	6,640	310,486
Badger Meter, Inc.	2,064	304,172
CDW Corp.	9,681	2,041,529
Ciena Corp. *	10,685	489,907
Cisco Systems, Inc.	294,749	14,259,957
Cognex Corp.	12,248	461,750
Coherent Corp. *	9,308	342,441
Corning, Inc.	55,390	1,578,061
Dell Technologies, Inc., Class C	18,229	1,383,034
F5, Inc. *	4,280	732,693
Fabrinet *	2,578	417,378
Hewlett Packard Enterprise Co.	93,826	1,586,598
HP, Inc.	62,914	1,845,897
Insight Enterprises, Inc. *	2,197	332,670
IPG Photonics Corp. *	2,233	213,832
Jabil, Inc.	9,432	1,087,698
SECURITY	NUMBER OF SHARES	VALUE ($)
Juniper Networks, Inc.	23,137	658,248
Keysight Technologies, Inc. *	12,898	1,752,709
Littelfuse, Inc.	1,789	416,479
Motorola Solutions, Inc.	12,039	3,887,032
NetApp, Inc.	15,130	1,382,731
Novanta, Inc. *	2,564	370,344
Pure Storage, Inc., Class A *	20,970	698,511
Seagate Technology Holdings PLC	13,978	1,105,660
Super Micro Computer, Inc. *	3,270	894,247
TD SYNNEX Corp.	3,718	366,743
TE Connectivity Ltd.	22,737	2,978,547
Teledyne Technologies, Inc. *	3,410	1,374,094
Trimble, Inc. *	17,968	833,715
Ubiquiti, Inc.	295	33,117
Vontier Corp.	11,373	383,611
Western Digital Corp. *	23,158	1,118,763
Zebra Technologies Corp., Class A *	3,699	876,589
		256,989,768

Telecommunication Services 0.9%
AT&T, Inc.	516,988	8,566,491
GCI Liberty, Inc. *(c)	3,916	0
Iridium Communications, Inc.	9,164	349,149
Liberty Global Ltd., Class C *	15,694	264,287
T-Mobile U.S., Inc.	37,445	5,633,600
Verizon Communications, Inc.	303,886	11,647,950
		26,461,477

Transportation 1.7%
Alaska Air Group, Inc. *	9,171	346,756
American Airlines Group, Inc. *	47,632	592,066
Avis Budget Group, Inc. *	1,424	260,378
CH Robinson Worldwide, Inc.	8,426	691,353
CSX Corp.	145,193	4,689,734
Delta Air Lines, Inc.	46,559	1,719,424
Expeditors International of Washington, Inc.	10,626	1,278,733
FedEx Corp.	16,751	4,335,661
GXO Logistics, Inc. *	8,609	484,342
Hertz Global Holdings, Inc. *	10,011	83,492
JB Hunt Transport Services, Inc.	5,945	1,101,430
Joby Aviation, Inc. *	26,298	156,736
Kirby Corp. *	4,294	329,565
Knight-Swift Transportation Holdings, Inc.	11,596	623,633
Landstar System, Inc.	2,558	441,639
Lyft, Inc., Class A *	24,037	281,954
Norfolk Southern Corp.	16,440	3,586,550
Old Dominion Freight Line, Inc.	6,458	2,512,549
Ryder System, Inc.	3,295	353,026
Saia, Inc. *	1,904	743,303
Southwest Airlines Co.	42,803	1,094,473
Uber Technologies, Inc. *	147,850	8,335,783
U-Haul Holding Co., Non Voting Shares	7,109	384,952
Union Pacific Corp.	44,046	9,922,242
United Airlines Holdings, Inc. *	23,870	940,478
United Parcel Service, Inc., Class B	52,298	7,928,900
XPO, Inc. *	8,392	724,062
		53,943,214

Utilities 2.3%
AES Corp.	48,738	838,781
Alliant Energy Corp.	18,189	919,818
Ameren Corp.	19,037	1,477,081
American Electric Power Co., Inc.	37,400	2,975,170
American Water Works Co., Inc.	14,109	1,860,131

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Atmos Energy Corp.	10,800	1,229,148
Avangrid, Inc.	5,001	154,381
CenterPoint Energy, Inc.	45,404	1,283,571
CMS Energy Corp.	21,111	1,198,260
Consolidated Edison, Inc.	24,799	2,234,638
Constellation Energy Corp.	23,274	2,817,085
Dominion Energy, Inc.	60,485	2,742,390
DTE Energy Co.	14,829	1,543,847
Duke Energy Corp.	55,608	5,131,506
Edison International	27,595	1,848,589
Entergy Corp.	15,192	1,540,621
Essential Utilities, Inc.	17,480	622,463
Evergy, Inc.	16,505	842,415
Eversource Energy	25,113	1,491,963
Exelon Corp.	72,069	2,775,377
FirstEnergy Corp.	37,117	1,371,102
IDACORP, Inc.	3,612	348,558
National Fuel Gas Co.	6,583	334,351
NextEra Energy, Inc.	146,230	8,555,917
NiSource, Inc.	29,981	768,713
NRG Energy, Inc.	16,735	800,602
OGE Energy Corp.	14,404	504,860
Ormat Technologies, Inc.	3,961	266,654
PG&E Corp. *	151,268	2,597,272
Pinnacle West Capital Corp.	8,113	607,988
Portland General Electric Co.	7,387	303,310
PPL Corp.	53,651	1,401,364
Public Service Enterprise Group, Inc.	36,089	2,253,036
Sempra	45,534	3,318,063
Southern Co.	78,921	5,601,813
Southwest Gas Holdings, Inc.	4,314	255,000
UGI Corp.	15,035	330,620
Vistra Corp.	24,817	878,770
WEC Energy Group, Inc.	22,939	1,918,159
Xcel Energy, Inc.	40,014	2,434,452
		70,377,839
Total Common Stocks (Cost $2,337,130,112)		3,059,371,002

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)	3,211,607	3,211,607
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)(e)	1,117,410	1,117,410
		4,329,017
Total Short-Term Investments (Cost $4,329,017)		4,329,017
Total Investments in Securities (Cost $2,341,459,129)		3,063,700,019

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/15/23	26	5,949,775	41,318

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,038,931.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2023:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/23	BALANCE OF SHARES HELD AT 11/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$6,150,772	$213,942	($61,629 )	($21,254 )	$257,702	$6,539,533	106,646	$26,185

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,032,909,525	$—	$—	$3,032,909,525
Telecommunication Services	26,461,477	—	0 *	26,461,477
Short-Term Investments[1]	4,329,017	—	—	4,329,017
Futures Contracts[2]	41,318	—	—	41,318
Total	$3,063,741,337	$—	$0	$3,063,741,337

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.0%
Aptiv PLC *	240,997	19,964,191
Autoliv, Inc.	64,005	6,632,198
BorgWarner, Inc.	200,310	6,748,444
Ford Motor Co.	3,353,543	34,407,351
General Motors Co.	1,171,440	37,017,504
Gentex Corp.	197,503	6,006,066
Lear Corp.	49,841	6,666,234
Lucid Group, Inc. *(a)	748,581	3,159,012
Rivian Automotive, Inc., Class A *	566,234	9,490,082
Tesla, Inc. *	2,350,538	564,317,163
		694,408,245

Banks 3.0%
Bank of America Corp.	5,884,777	179,426,851
BOK Financial Corp.	24,485	1,757,288
Citigroup, Inc.	1,637,538	75,490,502
Citizens Financial Group, Inc.	403,887	11,013,998
Comerica, Inc.	111,901	5,060,163
Commerce Bancshares, Inc.	96,078	4,858,664
Cullen/Frost Bankers, Inc.	54,740	5,380,395
East West Bancorp, Inc.	120,243	7,565,690
Fifth Third Bancorp	580,186	16,796,385
First Citizens BancShares, Inc., Class A	10,079	14,794,863
First Horizon Corp.	472,454	6,042,687
Huntington Bancshares, Inc.	1,234,626	13,901,889
JPMorgan Chase & Co.	2,473,718	386,097,905
KeyCorp	800,125	9,913,549
M&T Bank Corp.	140,889	18,057,743
New York Community Bancorp, Inc.	611,694	5,756,041
PNC Financial Services Group, Inc.	338,964	45,407,617
Regions Financial Corp.	802,484	13,385,433
Truist Financial Corp.	1,133,755	36,438,886
U.S. Bancorp	1,324,772	50,500,309
Webster Financial Corp.	148,192	6,646,411
Wells Fargo & Co.	3,114,430	138,872,434
Western Alliance Bancorp	92,934	4,760,079
Zions Bancorp NA	124,900	4,450,187
		1,062,375,969

Capital Goods 5.9%
3M Co.	469,887	46,551,705
A. O. Smith Corp.	106,569	8,031,040
Acuity Brands, Inc.	27,089	4,855,974
Advanced Drainage Systems, Inc.	58,844	7,126,597
AECOM	117,543	10,444,871
AGCO Corp.	52,713	5,984,507
Allegion PLC	74,719	7,926,939
AMETEK, Inc.	196,626	30,522,254
Axon Enterprise, Inc. *	59,732	13,730,595
SECURITY	NUMBER OF SHARES	VALUE ($)
Boeing Co. *	482,720	111,812,434
Builders FirstSource, Inc. *	106,501	14,282,849
Carlisle Cos., Inc.	42,434	11,898,918
Carrier Global Corp.	713,093	37,052,312
Caterpillar, Inc.	434,237	108,871,901
CNH Industrial NV	825,238	8,863,056
Cummins, Inc.	120,941	27,110,135
Curtiss-Wright Corp.	32,369	6,923,729
Deere & Co.	232,166	84,603,612
Donaldson Co., Inc.	103,267	6,282,764
Dover Corp.	119,259	16,834,600
Eaton Corp. PLC	340,013	77,417,560
EMCOR Group, Inc.	40,167	8,536,291
Emerson Electric Co.	486,079	43,212,423
Fastenal Co.	486,427	29,171,027
Ferguson PLC	174,211	29,849,313
Fortive Corp.	300,890	20,755,392
Fortune Brands Innovations, Inc.	107,618	7,364,300
Generac Holdings, Inc. *	53,049	6,210,446
General Dynamics Corp.	192,821	47,621,002
General Electric Co.	926,623	112,862,681
Graco, Inc.	143,250	11,571,735
HEICO Corp.	85,828	14,679,163
Honeywell International, Inc.	565,186	110,731,241
Howmet Aerospace, Inc.	331,702	17,447,525
Hubbell, Inc.	45,396	13,618,800
Huntington Ingalls Industries, Inc.	33,846	8,022,179
IDEX Corp.	64,089	12,925,469
Illinois Tool Works, Inc.	234,437	56,782,986
Ingersoll Rand, Inc.	344,038	24,574,634
ITT, Inc.	69,501	7,524,873
Johnson Controls International PLC	577,934	30,514,915
L3Harris Technologies, Inc.	161,311	30,779,752
Lennox International, Inc.	27,112	11,025,366
Lincoln Electric Holdings, Inc.	48,896	9,684,342
Lockheed Martin Corp.	190,869	85,465,412
Masco Corp.	192,456	11,653,211
Middleby Corp. *	45,672	5,765,177
Nordson Corp.	46,235	10,880,945
Northrop Grumman Corp.	120,923	57,457,773
nVent Electric PLC	141,211	7,519,486
Otis Worldwide Corp.	350,042	30,030,103
Owens Corning	76,792	10,411,459
PACCAR, Inc.	444,726	40,834,741
Parker-Hannifin Corp.	109,042	47,234,813
Pentair PLC	140,297	9,054,768
Plug Power, Inc. *(a)	462,089	1,866,840
Quanta Services, Inc.	123,818	23,316,168
Regal Rexnord Corp.	56,629	6,784,154
Rockwell Automation, Inc.	97,577	26,876,609
RTX Corp.	1,239,316	100,979,468
Sensata Technologies Holding PLC	130,606	4,246,001
Snap-on, Inc.	44,980	12,355,556
Stanley Black & Decker, Inc.	130,727	11,883,084
Textron, Inc.	169,735	13,011,885
Toro Co.	88,562	7,350,646

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Trane Technologies PLC	194,196	43,773,720
TransDigm Group, Inc.	47,034	45,287,628
Trex Co., Inc. *	93,091	6,541,505
United Rentals, Inc.	58,098	27,655,810
Vertiv Holdings Co. *	296,918	12,963,440
Watsco, Inc.	28,323	10,825,900
WESCO International, Inc.	37,907	5,907,806
Westinghouse Air Brake Technologies Corp.	152,740	17,803,374
WillScot Mobile Mini Holdings Corp. *	168,726	7,039,249
Woodward, Inc.	51,699	6,988,671
WW Grainger, Inc.	37,804	29,721,127
Xylem, Inc.	204,905	21,541,663
		2,073,622,399

Commercial & Professional Services 1.4%
Automatic Data Processing, Inc.	350,784	80,652,257
Booz Allen Hamilton Holding Corp., Class A	111,180	13,911,953
Broadridge Financial Solutions, Inc.	100,680	19,513,798
CACI International, Inc., Class A *	19,290	6,191,125
Ceridian HCM Holding, Inc. *	132,606	9,136,553
Cintas Corp.	73,592	40,714,774
Clean Harbors, Inc. *	42,620	6,889,949
Copart, Inc. *	738,445	37,084,708
Equifax, Inc.	104,523	22,755,702
Genpact Ltd.	144,458	4,905,794
Jacobs Solutions, Inc.	106,573	13,553,954
KBR, Inc.	114,174	5,899,371
Leidos Holdings, Inc.	117,225	12,580,587
Paychex, Inc.	273,611	33,372,334
Paycom Software, Inc.	42,082	7,644,616
Paylocity Holding Corp. *	36,039	5,646,230
RB Global, Inc.	154,885	9,863,077
Republic Services, Inc.	174,963	28,316,012
Robert Half, Inc.	91,318	7,486,250
Rollins, Inc.	237,645	9,681,657
SS&C Technologies Holdings, Inc.	184,416	10,375,244
Tetra Tech, Inc.	45,401	7,180,168
TransUnion	164,387	9,652,805
Veralto Corp. *	187,951	14,519,215
Verisk Analytics, Inc.	123,590	29,838,334
Vestis Corp. *	108,892	1,993,813
Waste Management, Inc.	313,879	53,670,170
		503,030,450

Consumer Discretionary Distribution & Retail 5.4%
Amazon.com, Inc. *	7,728,756	1,129,093,964
AutoZone, Inc. *	15,483	40,409,546
Bath & Body Works, Inc.	194,391	6,341,034
Best Buy Co., Inc.	165,705	11,755,113
Burlington Stores, Inc. *	55,510	9,413,941
CarMax, Inc. *	134,207	8,581,196
Dick's Sporting Goods, Inc.	52,923	6,885,282
eBay, Inc.	452,177	18,543,779
Etsy, Inc. *	105,209	7,975,894
Five Below, Inc. *	47,232	8,901,343
Floor & Decor Holdings, Inc., Class A *	90,500	8,299,755
GameStop Corp., Class A *(a)	227,151	3,305,047
Genuine Parts Co.	119,835	15,911,691
Home Depot, Inc.	855,796	268,283,488
Lithia Motors, Inc.	23,605	6,302,299
LKQ Corp.	227,229	10,118,507
Lowe's Cos., Inc.	498,895	99,195,293
O'Reilly Automotive, Inc. *	51,345	50,440,301
SECURITY	NUMBER OF SHARES	VALUE ($)
Penske Automotive Group, Inc.	16,884	2,520,781
Pool Corp.	33,024	11,469,896
Restoration Hardware, Inc. *	13,426	3,624,617
Ross Stores, Inc.	290,441	37,867,698
TJX Cos., Inc.	978,776	86,239,953
Tractor Supply Co.	92,404	18,758,936
Ulta Beauty, Inc. *	42,292	18,015,969
Wayfair, Inc., Class A *	76,234	4,253,857
Williams-Sonoma, Inc.	54,588	10,237,434
		1,902,746,614

Consumer Durables & Apparel 1.0%
Deckers Outdoor Corp. *	22,252	14,774,660
DR Horton, Inc.	259,498	33,130,110
Garmin Ltd.	130,332	15,931,784
Hasbro, Inc.	111,129	5,157,497
Lennar Corp., Class A	225,271	28,816,666
Lululemon Athletica, Inc. *	98,372	43,952,610
Mohawk Industries, Inc. *	45,098	3,982,604
NIKE, Inc., Class B	1,042,883	114,998,708
NVR, Inc. *	2,776	17,087,363
Polaris, Inc.	45,261	3,732,675
PulteGroup, Inc.	186,387	16,480,338
Tapestry, Inc.	198,228	6,277,881
Tempur Sealy International, Inc.	146,504	5,907,041
Toll Brothers, Inc.	92,631	7,956,076
TopBuild Corp. *	27,332	8,084,259
VF Corp.	282,557	4,727,179
Whirlpool Corp.	46,381	5,050,891
		336,048,342

Consumer Services 2.2%
ADT, Inc.	180,938	1,062,106
Airbnb, Inc., Class A *	362,242	45,765,654
Aramark	223,959	6,273,092
Booking Holdings, Inc. *	30,395	95,005,652
Caesars Entertainment, Inc. *	183,959	8,226,646
Carnival Corp. *	854,786	12,873,077
Chipotle Mexican Grill, Inc. *	23,505	51,763,886
Churchill Downs, Inc.	58,181	6,735,614
Darden Restaurants, Inc.	103,017	16,119,070
Domino's Pizza, Inc.	30,040	11,802,416
DoorDash, Inc., Class A *	255,772	24,037,453
DraftKings, Inc., Class A *	394,528	15,086,751
Expedia Group, Inc. *	117,125	15,950,083
Hilton Worldwide Holdings, Inc.	222,205	37,223,782
Las Vegas Sands Corp.	314,232	14,492,380
Marriott International, Inc., Class A	212,872	43,149,154
McDonald's Corp.	619,961	174,729,808
MGM Resorts International	239,042	9,427,816
Norwegian Cruise Line Holdings Ltd. *	364,194	5,561,242
Royal Caribbean Cruises Ltd. *	199,747	21,464,813
Service Corp. International	128,961	7,901,440
Starbucks Corp.	975,141	96,831,501
Vail Resorts, Inc.	32,651	7,095,389
Wyndham Hotels & Resorts, Inc.	73,103	5,653,786
Wynn Resorts Ltd.	83,079	7,013,529
Yum! Brands, Inc.	238,950	30,000,173
		771,246,313

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	344,823	7,506,797
BJ's Wholesale Club Holdings, Inc. *	113,665	7,340,486
Casey's General Stores, Inc.	32,036	8,822,714
Costco Wholesale Corp.	377,214	223,589,826

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dollar General Corp.	186,566	24,462,534
Dollar Tree, Inc. *	177,945	21,992,223
Kroger Co.	563,458	24,944,286
Performance Food Group Co. *	134,124	8,724,766
Sysco Corp.	429,317	30,983,808
Target Corp.	392,627	52,537,419
U.S. Foods Holding Corp. *	193,336	8,473,917
Walgreens Boots Alliance, Inc.	609,809	12,159,591
Walmart, Inc.	1,215,167	189,189,350
		620,727,717

Energy 4.1%
Antero Resources Corp. *	240,188	5,675,642
APA Corp.	259,945	9,358,020
Baker Hughes Co.	860,900	29,055,375
Cheniere Energy, Inc.	204,923	37,326,724
Chesapeake Energy Corp.	95,050	7,633,465
Chevron Corp.	1,510,492	216,906,651
ConocoPhillips	1,019,328	117,803,737
Coterra Energy, Inc.	642,423	16,863,604
Devon Energy Corp.	546,939	24,595,847
Diamondback Energy, Inc.	152,431	23,536,871
EOG Resources, Inc.	495,485	60,979,339
EQT Corp.	308,728	12,336,771
Exxon Mobil Corp.	3,443,992	353,835,738
Halliburton Co.	762,495	28,235,190
Hess Corp.	235,695	33,129,289
HF Sinclair Corp.	136,211	7,148,353
Kinder Morgan, Inc.	1,652,102	29,027,432
Marathon Oil Corp.	516,601	13,137,163
Marathon Petroleum Corp.	340,683	50,826,497
New Fortress Energy, Inc.	54,836	2,110,089
NOV, Inc.	332,347	6,254,771
Occidental Petroleum Corp.	563,431	33,326,944
ONEOK, Inc.	495,347	34,104,641
Ovintiv, Inc.	214,732	9,521,217
Phillips 66	379,601	48,926,773
Pioneer Natural Resources Co.	198,753	46,039,145
Range Resources Corp.	204,231	6,637,508
Schlumberger NV	1,211,162	63,028,870
Targa Resources Corp.	190,263	17,209,288
TechnipFMC PLC	376,140	7,793,621
Texas Pacific Land Corp.	5,329	8,909,822
Valero Energy Corp.	299,841	37,588,068
Williams Cos., Inc.	1,036,515	38,133,387
		1,436,995,852

Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	132,737	14,521,428
American Homes 4 Rent, Class A	268,317	9,731,858
American Tower Corp.	397,196	82,926,581
Americold Realty Trust, Inc.	215,743	6,090,425
Apartment Income REIT Corp.	127,872	3,979,377
AvalonBay Communities, Inc.	120,796	20,890,460
Boston Properties, Inc.	121,187	6,899,176
Camden Property Trust	90,416	8,160,948
Crown Castle, Inc.	368,698	43,240,901
CubeSmart	190,205	7,562,551
Digital Realty Trust, Inc.	257,862	35,786,088
EastGroup Properties, Inc.	38,388	6,669,915
Equinix, Inc.	79,753	64,999,492
Equity LifeStyle Properties, Inc.	158,231	11,250,224
Equity Residential	293,302	16,671,286
Essex Property Trust, Inc.	54,349	11,601,337
Extra Space Storage, Inc.	179,492	23,364,474
Federal Realty Investment Trust	62,208	5,946,463
Gaming & Leisure Properties, Inc.	224,288	10,480,978
SECURITY	NUMBER OF SHARES	VALUE ($)
Healthcare Realty Trust, Inc.	326,796	4,990,175
Healthpeak Properties, Inc.	466,102	8,072,887
Host Hotels & Resorts, Inc.	603,810	10,548,561
Invitation Homes, Inc.	490,657	16,368,317
Iron Mountain, Inc.	249,158	15,983,486
Kimco Realty Corp.	527,764	10,196,400
Lamar Advertising Co., Class A	74,787	7,575,175
Mid-America Apartment Communities, Inc.	99,554	12,392,482
NET Lease Office Properties *	12,065	197,263
NNN REIT, Inc.	157,567	6,400,371
Omega Healthcare Investors, Inc.	207,309	6,582,061
Prologis, Inc.	786,759	90,422,212
Public Storage	134,481	34,798,304
Realty Income Corp.	603,791	32,580,562
Regency Centers Corp.	140,114	8,796,357
Rexford Industrial Realty, Inc.	174,980	8,612,516
SBA Communications Corp.	92,061	22,735,385
Simon Property Group, Inc.	278,511	34,783,239
Sun Communities, Inc.	106,305	13,749,489
UDR, Inc.	263,541	8,802,269
Ventas, Inc.	341,008	15,631,807
VICI Properties, Inc.	861,351	25,745,781
Welltower, Inc.	470,352	41,908,363
Weyerhaeuser Co.	619,552	19,422,955
WP Carey, Inc.	182,801	11,377,534
		859,447,913

Financial Services 7.8%
AGNC Investment Corp.	509,257	4,491,647
Ally Financial, Inc.	233,523	6,823,542
American Express Co.	494,801	84,497,167
Ameriprise Financial, Inc.	87,272	30,851,525
Annaly Capital Management, Inc.	422,053	7,626,498
Apollo Global Management, Inc.	371,106	34,141,752
ARES Management Corp., Class A	140,935	15,819,954
Bank of New York Mellon Corp.	664,135	32,091,003
Berkshire Hathaway, Inc., Class B *	1,552,355	558,847,800
BlackRock, Inc.	119,514	89,782,502
Blackstone, Inc.	603,208	67,782,483
Block, Inc. *	468,517	29,718,033
Capital One Financial Corp.	324,074	36,186,103
Carlyle Group, Inc.	186,501	6,393,254
Cboe Global Markets, Inc.	89,822	16,364,670
Charles Schwab Corp. (b)	1,256,566	77,052,627
CME Group, Inc.	306,158	66,852,661
Coinbase Global, Inc., Class A *	144,205	17,985,248
Corebridge Financial, Inc.	171,571	3,608,138
Credit Acceptance Corp. *	5,462	2,496,134
Discover Financial Services	213,733	19,877,169
Equitable Holdings, Inc.	278,366	8,543,053
FactSet Research Systems, Inc.	32,248	14,623,178
Fidelity National Information Services, Inc.	504,516	29,584,818
Fiserv, Inc. *	518,964	67,781,888
FleetCor Technologies, Inc. *	63,276	15,217,878
Franklin Resources, Inc.	244,720	6,069,056
Global Payments, Inc.	220,683	25,696,329
Goldman Sachs Group, Inc.	280,620	95,842,955
Interactive Brokers Group, Inc., Class A	89,916	6,999,061
Intercontinental Exchange, Inc.	486,448	55,377,240
Invesco Ltd.	389,893	5,563,773
Jack Henry & Associates, Inc.	62,176	9,866,710
Jefferies Financial Group, Inc.	149,653	5,303,702
KKR & Co., Inc.	551,836	41,851,242
LPL Financial Holdings, Inc.	65,030	14,456,169
MarketAxess Holdings, Inc.	31,919	7,664,390

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mastercard, Inc., Class A	708,228	293,085,993
Moody's Corp.	134,311	49,018,143
Morgan Stanley	1,084,781	86,066,525
Morningstar, Inc.	21,932	6,214,652
MSCI, Inc.	67,415	35,113,103
Nasdaq, Inc.	289,655	16,174,335
Northern Trust Corp.	177,757	14,087,242
PayPal Holdings, Inc. *	934,870	53,857,861
Raymond James Financial, Inc.	160,205	16,845,556
Robinhood Markets, Inc., Class A *	467,398	4,113,102
S&P Global, Inc.	276,987	115,179,504
SEI Investments Co.	86,870	5,096,663
SoFi Technologies, Inc. *	805,011	5,868,530
Starwood Property Trust, Inc.	258,833	5,143,012
State Street Corp.	271,611	19,778,713
Synchrony Financial	356,325	11,530,677
T Rowe Price Group, Inc.	189,823	19,006,977
Toast, Inc., Class A *	305,359	4,540,688
Tradeweb Markets, Inc., Class A	96,728	9,372,943
Visa, Inc., Class A	1,367,730	351,068,936
Voya Financial, Inc.	89,728	6,416,449
WEX, Inc. *	36,300	6,409,854
		2,753,720,810

Food, Beverage & Tobacco 2.9%
Altria Group, Inc.	1,508,835	63,431,423
Archer-Daniels-Midland Co.	456,258	33,639,902
Brown-Forman Corp., Class B	202,865	11,916,290
Bunge Global SA	128,441	14,111,813
Campbell Soup Co.	166,464	6,688,523
Celsius Holdings, Inc. *	125,127	6,195,038
Coca-Cola Co.	3,312,873	193,604,298
Conagra Brands, Inc.	406,097	11,488,484
Constellation Brands, Inc., Class A	137,196	32,994,266
Darling Ingredients, Inc. *	133,767	5,868,358
General Mills, Inc.	498,420	31,729,417
Hershey Co.	127,804	24,016,928
Hormel Foods Corp.	245,944	7,523,427
J M Smucker Co.	90,061	9,882,394
Kellanova	223,327	11,733,601
Keurig Dr Pepper, Inc.	854,739	26,984,110
Kraft Heinz Co.	679,389	23,853,348
Lamb Weston Holdings, Inc.	124,561	12,459,837
McCormick & Co., Inc., Non Voting Shares	213,789	13,859,941
Molson Coors Beverage Co., Class B	159,258	9,800,737
Mondelez International, Inc., Class A	1,159,195	82,372,397
Monster Beverage Corp. *	633,417	34,932,948
PepsiCo, Inc.	1,172,136	197,258,767
Philip Morris International, Inc.	1,321,387	123,364,690
Post Holdings, Inc. *	43,607	3,725,346
Tyson Foods, Inc., Class A	244,234	11,439,921
WK Kellogg Co.	55,818	625,162
		1,005,501,366

Health Care Equipment & Services 5.3%
Abbott Laboratories	1,476,710	154,006,086
agilon health, Inc. *	257,322	2,732,760
Align Technology, Inc. *	60,954	13,031,965
Baxter International, Inc.	431,169	15,556,578
Becton Dickinson & Co.	247,147	58,371,178
Boston Scientific Corp. *	1,246,076	69,643,188
Cardinal Health, Inc.	217,394	23,278,549
Cencora, Inc.	141,464	28,769,534
Centene Corp. *	460,823	33,953,439
Chemed Corp.	12,862	7,292,754
Cigna Group	251,584	66,136,402
SECURITY	NUMBER OF SHARES	VALUE ($)
Cooper Cos., Inc.	41,908	14,119,643
CVS Health Corp.	1,094,244	74,353,880
DaVita, Inc. *	46,720	4,740,211
DENTSPLY SIRONA, Inc.	180,323	5,725,255
Dexcom, Inc. *	330,820	38,216,326
Edwards Lifesciences Corp. *	517,363	35,030,649
Elevance Health, Inc.	200,593	96,182,338
Encompass Health Corp.	85,014	5,540,362
GE HealthCare Technologies, Inc.	333,067	22,801,767
HCA Healthcare, Inc.	171,430	42,939,786
Henry Schein, Inc. *	112,154	7,484,036
Hologic, Inc. *	207,665	14,806,514
Humana, Inc.	105,424	51,115,881
IDEXX Laboratories, Inc. *	70,840	32,998,689
Insulet Corp. *	59,575	11,265,037
Intuitive Surgical, Inc. *	299,101	92,972,555
Laboratory Corp. of America Holdings	75,503	16,377,356
Masimo Corp. *	37,073	3,475,964
McKesson Corp.	114,723	53,984,055
Medtronic PLC	1,133,718	89,869,826
Molina Healthcare, Inc. *	49,466	18,082,791
Penumbra, Inc. *	32,571	7,233,693
Quest Diagnostics, Inc.	95,590	13,117,816
R1 RCM, Inc. *	164,441	1,739,786
ResMed, Inc.	124,535	19,642,906
Shockwave Medical, Inc. *	31,258	5,456,084
STERIS PLC	83,848	16,848,417
Stryker Corp.	288,025	85,350,448
Teleflex, Inc.	39,964	9,019,475
UnitedHealth Group, Inc.	788,489	436,010,762
Universal Health Services, Inc., Class B	52,454	7,211,376
Veeva Systems, Inc., Class A *	124,530	21,706,824
Zimmer Biomet Holdings, Inc.	177,257	20,616,762
		1,848,809,703

Household & Personal Products 1.4%
Church & Dwight Co., Inc.	209,591	20,252,778
Clorox Co.	105,784	15,164,136
Colgate-Palmolive Co.	703,493	55,414,144
Coty, Inc., Class A *	299,176	3,410,606
Estee Lauder Cos., Inc., Class A	197,969	25,278,662
Kenvue, Inc.	1,466,041	29,965,878
Kimberly-Clark Corp.	287,331	35,551,465
Procter & Gamble Co.	2,006,586	308,051,083
Reynolds Consumer Products, Inc.	46,241	1,213,364
		494,302,116

Insurance 2.3%
Aflac, Inc.	459,557	38,009,960
Allstate Corp.	221,879	30,590,458
American Financial Group, Inc.	57,406	6,566,672
American International Group, Inc.	606,489	39,913,041
Aon PLC, Class A	172,387	56,627,406
Arch Capital Group Ltd. *	317,915	26,606,306
Arthur J Gallagher & Co.	183,235	45,625,515
Assurant, Inc.	45,353	7,620,211
Brown & Brown, Inc.	201,151	15,034,026
Chubb Ltd.	349,789	80,252,090
Cincinnati Financial Corp.	132,839	13,654,521
CNA Financial Corp.	23,675	997,428
Erie Indemnity Co., Class A	21,173	6,259,586
Everest Group Ltd.	36,678	15,058,153
Fidelity National Financial, Inc.	220,585	9,891,031
Globe Life, Inc.	74,257	9,143,264

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hartford Financial Services Group, Inc.	261,664	20,451,658
Kinsale Capital Group, Inc.	18,910	6,620,391
Loews Corp.	156,727	11,016,341
Markel Group, Inc. *	11,260	16,204,153
Marsh & McLennan Cos., Inc.	420,688	83,893,601
MetLife, Inc.	536,884	34,161,929
Old Republic International Corp.	225,381	6,605,917
Principal Financial Group, Inc.	189,745	14,008,873
Progressive Corp.	498,549	81,776,993
Prudential Financial, Inc.	308,262	30,141,858
Reinsurance Group of America, Inc.	56,667	9,240,121
RenaissanceRe Holdings Ltd.	43,479	9,320,158
Travelers Cos., Inc.	194,832	35,190,556
Unum Group	156,413	6,725,759
W R Berkley Corp.	171,764	12,461,478
Willis Towers Watson PLC	89,432	22,027,102
		801,696,556

Materials 2.5%
Air Products & Chemicals, Inc.	188,839	51,090,391
Albemarle Corp.	100,546	12,193,213
Alcoa Corp.	151,720	4,075,199
Amcor PLC	1,258,369	11,929,338
AptarGroup, Inc.	55,625	7,058,256
Avery Dennison Corp.	69,000	13,420,500
Axalta Coating Systems Ltd. *	189,195	5,953,967
Ball Corp.	266,874	14,755,464
Berry Global Group, Inc.	101,827	6,732,801
Celanese Corp.	84,788	11,756,704
CF Industries Holdings, Inc.	163,649	12,298,222
Cleveland-Cliffs, Inc. *	437,028	7,499,401
Corteva, Inc.	603,477	27,277,160
Crown Holdings, Inc.	101,903	8,764,677
Dow, Inc.	597,157	30,902,875
DuPont de Nemours, Inc.	391,669	28,020,000
Eastman Chemical Co.	100,903	8,458,699
Ecolab, Inc.	216,123	41,437,263
FMC Corp.	106,356	5,707,063
Freeport-McMoRan, Inc.	1,220,280	45,540,850
International Flavors & Fragrances, Inc.	217,832	16,420,176
International Paper Co.	296,431	10,950,161
Linde PLC	415,438	171,895,781
LyondellBasell Industries NV, Class A	218,429	20,772,598
Martin Marietta Materials, Inc.	52,546	24,412,346
Mosaic Co.	283,757	10,184,039
Newmont Corp.	979,378	39,361,202
Nucor Corp.	211,831	36,004,915
Packaging Corp. of America	76,649	12,877,799
PPG Industries, Inc.	200,102	28,412,483
Reliance Steel & Aluminum Co.	49,653	13,667,485
Royal Gold, Inc.	55,883	6,806,549
RPM International, Inc.	109,688	11,290,186
Sealed Air Corp.	122,401	4,085,745
Sherwin-Williams Co.	201,238	56,105,154
Sonoco Products Co.	82,465	4,548,769
Steel Dynamics, Inc.	132,864	15,828,088
Vulcan Materials Co.	112,858	24,101,955
Westlake Corp.	27,243	3,497,729
Westrock Co.	219,021	9,017,095
		875,112,298

Media & Entertainment 7.5%
Alphabet, Inc., Class A *	5,050,289	669,314,801
Alphabet, Inc., Class C *	4,295,997	575,319,918
SECURITY	NUMBER OF SHARES	VALUE ($)
Charter Communications, Inc., Class A *	86,617	34,658,060
Comcast Corp., Class A	3,503,357	146,755,625
Electronic Arts, Inc.	209,763	28,949,392
Fox Corp., Class A	317,945	9,392,095
Interpublic Group of Cos., Inc.	327,880	10,079,031
Liberty Broadband Corp., Class C *	112,033	9,312,183
Liberty Media Corp.-Liberty Formula One, Class C *	196,013	12,478,187
Liberty Media Corp.-Liberty SiriusXM, Class C *	191,012	5,155,414
Live Nation Entertainment, Inc. *	120,826	10,175,966
Match Group, Inc. *	236,610	7,661,432
Meta Platforms, Inc., Class A *	1,891,907	618,937,375
Netflix, Inc. *	377,274	178,816,558
News Corp., Class A	428,235	9,438,299
Omnicom Group, Inc.	167,990	13,545,034
Paramount Global, Class B	415,972	5,977,518
Pinterest, Inc., Class A *	495,476	16,880,867
ROBLOX Corp., Class A *	412,633	16,220,603
Roku, Inc. *	105,647	11,008,417
Sirius XM Holdings, Inc. (a)	551,830	2,582,564
Snap, Inc., Class A *	866,354	11,981,676
Take-Two Interactive Software, Inc. *	133,995	21,198,009
Trade Desk, Inc., Class A *	380,767	26,828,843
Walt Disney Co. *	1,557,011	144,319,350
Warner Bros Discovery, Inc. *	1,886,227	19,711,072
ZoomInfo Technologies, Inc. *	256,648	3,688,032
		2,620,386,321

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
AbbVie, Inc.	1,502,716	213,971,731
Agilent Technologies, Inc.	251,517	32,143,873
Alnylam Pharmaceuticals, Inc. *	106,349	17,893,219
Amgen, Inc.	455,162	122,729,882
Avantor, Inc. *	573,637	12,149,632
Biogen, Inc. *	123,486	28,905,603
BioMarin Pharmaceutical, Inc. *	160,205	14,591,471
Bio-Rad Laboratories, Inc., Class A *	17,597	5,365,677
Bio-Techne Corp.	133,974	8,426,965
Bristol-Myers Squibb Co.	1,779,182	87,856,007
Bruker Corp.	84,977	5,531,153
Catalent, Inc. *	153,689	5,970,818
Charles River Laboratories International, Inc. *	43,683	8,609,046
Danaher Corp.	559,251	124,886,341
Elanco Animal Health, Inc. *	426,755	5,027,174
Eli Lilly & Co.	678,770	401,180,221
Exact Sciences Corp. *	154,057	9,859,648
Gilead Sciences, Inc.	1,061,360	81,300,176
Illumina, Inc. *	134,411	13,703,201
Incyte Corp. *	158,327	8,603,489
IQVIA Holdings, Inc. *	156,220	33,446,702
Jazz Pharmaceuticals PLC *	53,335	6,305,797
Johnson & Johnson	2,049,750	317,014,335
Karuna Therapeutics, Inc. *	30,644	5,859,439
Medpace Holdings, Inc. *	19,592	5,303,946
Merck & Co., Inc.	2,160,187	221,375,964
Mettler-Toledo International, Inc. *	18,705	20,424,551
Moderna, Inc. *	280,829	21,820,413
Neurocrine Biosciences, Inc. *	83,539	9,739,812
Organon & Co.	216,733	2,453,417
Pfizer, Inc.	4,805,955	146,437,449
Regeneron Pharmaceuticals, Inc. *	90,817	74,815,953
Repligen Corp. *	43,723	6,875,442
Revvity, Inc.	105,693	9,396,108
Roivant Sciences Ltd. *	271,180	2,592,481
Royalty Pharma PLC, Class A	327,681	8,870,325

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sarepta Therapeutics, Inc. *	79,481	6,460,216
Seagen, Inc. *	119,633	25,506,952
Thermo Fisher Scientific, Inc.	328,377	162,796,181
United Therapeutics Corp. *	39,966	9,591,840
Vertex Pharmaceuticals, Inc. *	219,834	77,999,301
Viatris, Inc.	1,020,189	9,365,335
Waters Corp. *	50,248	14,100,091
West Pharmaceutical Services, Inc.	63,024	22,106,298
Zoetis, Inc.	391,588	69,181,852
		2,498,545,527

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	263,564	20,811,013
CoStar Group, Inc. *	347,501	28,856,483
Jones Lang LaSalle, Inc. *	40,411	6,284,719
Zillow Group, Inc., Class C *	180,268	7,380,172
		63,332,387

Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc. *	1,374,648	166,552,352
Analog Devices, Inc.	427,012	78,305,461
Applied Materials, Inc.	714,807	107,063,792
Broadcom, Inc.	373,596	345,849,025
Enphase Energy, Inc. *	115,427	11,660,435
Entegris, Inc.	127,549	13,316,116
First Solar, Inc. *	91,478	14,433,399
Intel Corp.	3,563,890	159,305,883
KLA Corp.	116,408	63,398,125
Lam Research Corp.	113,443	81,216,113
Lattice Semiconductor Corp. *	118,230	6,922,366
Marvell Technology, Inc.	732,410	40,817,209
Microchip Technology, Inc.	464,415	38,750,788
Micron Technology, Inc.	932,267	70,964,164
Monolithic Power Systems, Inc.	40,735	22,352,109
NVIDIA Corp.	2,102,514	983,345,798
NXP Semiconductors NV	219,200	44,734,336
ON Semiconductor Corp. *	368,679	26,297,873
Qorvo, Inc. *	83,268	8,035,362
QUALCOMM, Inc.	949,791	122,570,528
Skyworks Solutions, Inc.	135,355	13,119,960
SolarEdge Technologies, Inc. *	47,930	3,804,683
Teradyne, Inc.	130,681	12,052,709
Texas Instruments, Inc.	772,879	118,026,352
Universal Display Corp.	37,119	6,280,535
Wolfspeed, Inc. *	105,294	3,881,137
		2,563,056,610

Software & Services 12.9%
Accenture PLC, Class A	536,945	178,877,857
Adobe, Inc. *	387,986	237,063,326
Akamai Technologies, Inc. *	129,811	14,997,065
ANSYS, Inc. *	73,545	21,575,161
AppLovin Corp., Class A *	114,670	4,297,832
Aspen Technology, Inc. *	23,707	4,463,080
Atlassian Corp., Class A *	129,625	24,751,894
Autodesk, Inc. *	182,221	39,802,533
Bentley Systems, Inc., Class B	195,368	10,170,858
Bill Holdings, Inc. *	81,800	5,355,446
Cadence Design Systems, Inc. *	231,558	63,277,855
Cloudflare, Inc., Class A *	249,752	19,268,367
Cognizant Technology Solutions Corp., Class A	429,545	30,231,377
Crowdstrike Holdings, Inc., Class A *	190,887	45,238,310
Datadog, Inc., Class A *	255,149	29,742,719
DocuSign, Inc. *	173,021	7,457,205
Dynatrace, Inc. *	203,364	10,890,142
SECURITY	NUMBER OF SHARES	VALUE ($)
Elastic NV *	68,173	5,478,382
EPAM Systems, Inc. *	49,361	12,744,517
Fair Isaac Corp. *	21,140	22,991,864
Five9, Inc. *	62,430	4,758,415
Fortinet, Inc. *	552,949	29,062,999
Gartner, Inc. *	66,954	29,114,277
Gen Digital, Inc.	485,228	10,713,834
GoDaddy, Inc., Class A *	124,615	12,468,977
Guidewire Software, Inc. *	69,275	6,923,343
HubSpot, Inc. *	42,707	21,094,268
International Business Machines Corp.	775,467	122,958,047
Intuit, Inc.	238,302	136,180,061
Manhattan Associates, Inc. *	52,918	11,803,360
Microsoft Corp.	6,324,365	2,396,365,142
MongoDB, Inc. *	60,106	24,988,468
Okta, Inc. *	132,417	8,878,560
Oracle Corp.	1,339,497	155,662,946
Palantir Technologies, Inc., Class A *	1,623,831	32,557,812
Palo Alto Networks, Inc. *	260,263	76,801,009
Procore Technologies, Inc. *	75,592	4,466,731
PTC, Inc. *	100,810	15,863,462
Roper Technologies, Inc.	90,859	48,904,857
Salesforce, Inc. *	829,327	208,907,471
ServiceNow, Inc. *	173,601	119,045,150
Snowflake, Inc., Class A *	277,395	52,061,494
Splunk, Inc. *	129,657	19,648,222
Synopsys, Inc. *	129,519	70,358,606
Twilio, Inc., Class A *	152,965	9,893,776
Tyler Technologies, Inc. *	35,577	14,545,301
UiPath, Inc., Class A *	338,827	6,695,221
Unity Software, Inc. *	204,387	6,031,460
VeriSign, Inc. *	76,249	16,180,038
Workday, Inc., Class A *	175,355	47,472,106
Zoom Video Communications, Inc., Class A *	212,020	14,381,317
Zscaler, Inc. *	73,998	14,616,825
		4,538,079,345

Technology Hardware & Equipment 8.5%
Amphenol Corp., Class A	508,110	46,232,929
Apple, Inc.	12,509,680	2,376,213,716
Arista Networks, Inc. *	213,264	46,856,233
Arrow Electronics, Inc. *	46,789	5,547,304
CDW Corp.	114,431	24,131,209
Ciena Corp. *	125,996	5,776,917
Cisco Systems, Inc.	3,470,549	167,905,161
Cognex Corp.	146,566	5,525,538
Corning, Inc.	651,078	18,549,212
Dell Technologies, Inc., Class C	214,765	16,294,221
F5, Inc. *	51,020	8,734,114
Hewlett Packard Enterprise Co.	1,097,268	18,554,802
HP, Inc.	736,322	21,603,687
Jabil, Inc.	111,912	12,905,692
Juniper Networks, Inc.	272,118	7,741,757
Keysight Technologies, Inc. *	151,691	20,613,290
Motorola Solutions, Inc.	141,929	45,824,616
NetApp, Inc.	180,169	16,465,645
Pure Storage, Inc., Class A *	246,457	8,209,483
Seagate Technology Holdings PLC	164,247	12,991,938
Super Micro Computer, Inc. *	39,143	10,704,436
TD SYNNEX Corp.	43,926	4,332,861
TE Connectivity Ltd.	267,911	35,096,341
Teledyne Technologies, Inc. *	40,003	16,119,609
Trimble, Inc. *	210,376	9,761,446
Ubiquiti, Inc.	3,680	413,117

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Western Digital Corp. *	273,146	13,195,683
Zebra Technologies Corp., Class A *	43,996	10,426,172
		2,986,727,129

Telecommunication Services 0.9%
AT&T, Inc.	6,087,896	100,876,437
GCI Liberty, Inc. *(c)	75,055	0
Liberty Global Ltd., Class C *	321,845	5,419,870
T-Mobile U.S., Inc.	440,093	66,211,992
Verizon Communications, Inc.	3,578,056	137,146,886
		309,655,185

Transportation 1.7%
Alaska Air Group, Inc. *	109,574	4,142,993
American Airlines Group, Inc. *	557,859	6,934,188
Avis Budget Group, Inc. *	16,579	3,031,470
CH Robinson Worldwide, Inc.	98,656	8,094,725
CSX Corp.	1,706,323	55,114,233
Delta Air Lines, Inc.	544,767	20,118,245
Expeditors International of Washington, Inc.	125,389	15,089,312
FedEx Corp.	196,881	50,958,709
Hertz Global Holdings, Inc. *	109,834	916,016
JB Hunt Transport Services, Inc.	69,490	12,874,412
Knight-Swift Transportation Holdings, Inc.	137,044	7,370,226
Norfolk Southern Corp.	193,420	42,196,507
Old Dominion Freight Line, Inc.	76,195	29,644,427
Saia, Inc. *	22,685	8,855,997
Southwest Airlines Co.	509,109	13,017,917
Uber Technologies, Inc. *	1,741,366	98,178,215
U-Haul Holding Co. *	8,245	466,750
U-Haul Holding Co., Non Voting Shares	84,643	4,583,419
Union Pacific Corp.	518,781	116,865,796
United Airlines Holdings, Inc. *	278,388	10,968,487
United Parcel Service, Inc., Class B	615,884	93,374,173
XPO, Inc. *	98,557	8,503,498
		611,299,715

Utilities 2.3%
AES Corp.	572,117	9,846,134
Alliant Energy Corp.	216,730	10,960,036
Ameren Corp.	224,261	17,400,411
American Electric Power Co., Inc.	438,269	34,864,299
American Water Works Co., Inc.	166,542	21,956,897
Atmos Energy Corp.	126,174	14,359,863
Avangrid, Inc.	59,038	1,822,503
CenterPoint Energy, Inc.	539,152	15,241,827
CMS Energy Corp.	248,022	14,077,729
Consolidated Edison, Inc.	294,145	26,505,406
Constellation Energy Corp.	273,125	33,059,050
Dominion Energy, Inc.	712,312	32,296,226
DTE Energy Co.	175,995	18,322,839
Duke Energy Corp.	655,335	60,474,314
Edison International	326,652	21,882,418
Entergy Corp.	179,596	18,212,830
Essential Utilities, Inc.	205,918	7,332,740
Evergy, Inc.	194,454	9,924,932
SECURITY	NUMBER OF SHARES	VALUE ($)
Eversource Energy	297,163	17,654,454
Exelon Corp.	847,451	32,635,338
FirstEnergy Corp.	438,340	16,192,280
NextEra Energy, Inc.	1,723,265	100,828,235
NiSource, Inc.	352,661	9,042,228
NRG Energy, Inc.	195,738	9,364,106
OGE Energy Corp.	171,936	6,026,357
PG&E Corp. *	1,784,743	30,644,037
Pinnacle West Capital Corp.	95,791	7,178,578
PPL Corp.	628,583	16,418,588
Public Service Enterprise Group, Inc.	425,429	26,559,532
Sempra	535,234	39,002,502
Southern Co.	927,681	65,846,797
UGI Corp.	178,759	3,930,910
Vistra Corp.	294,370	10,423,642
WEC Energy Group, Inc.	267,233	22,346,023
Xcel Energy, Inc.	469,819	28,583,788
		811,217,849
Total Common Stocks (Cost $23,370,810,404)		35,042,092,731

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)	36,322,880	36,322,880
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)(e)	10,174,200	10,174,200
		46,497,080
Total Short-Term Investments (Cost $46,497,080)		46,497,080
Total Investments in Securities (Cost $23,417,307,484)		35,088,589,811

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/15/23	243	55,607,513	591,180

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,355,719.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2023:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/23	BALANCE OF SHARES HELD AT 11/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$73,278,214	$1,840,580	($904,872 )	($114,883 )	$2,953,588	$77,052,627	1,256,566	$310,808

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$34,732,437,546	$—	$—	$34,732,437,546
Telecommunication Services	309,655,185	—	0 *	309,655,185
Short-Term Investments[1]	46,497,080	—	—	46,497,080
Futures Contracts[2]	591,180	—	—	591,180
Total	$35,089,180,991	$—	$0	$35,089,180,991

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 3.1%
Rivian Automotive, Inc., Class A *	690,350	11,570,266
Tesla, Inc. *	2,761,797	663,052,224
		674,622,490

Banks 0.1%
First Citizens BancShares, Inc., Class A	11,946	17,535,414

Capital Goods 2.4%
Axon Enterprise, Inc. *	71,526	16,441,682
Builders FirstSource, Inc. *	123,367	16,544,748
Carlisle Cos., Inc.	50,847	14,258,007
Deere & Co.	272,614	99,343,268
EMCOR Group, Inc.	46,468	9,875,379
Generac Holdings, Inc. *	62,641	7,333,382
General Electric Co.	1,092,529	133,070,032
Huntington Ingalls Industries, Inc.	39,039	9,253,024
L3Harris Technologies, Inc.	188,017	35,875,524
Nordson Corp.	53,165	12,511,851
Plug Power, Inc. *(a)	545,003	2,201,812
TransDigm Group, Inc.	55,098	53,052,211
Trex Co., Inc. *	109,768	7,713,397
United Rentals, Inc.	67,585	32,171,812
Vertiv Holdings Co. *	347,263	15,161,503
WESCO International, Inc.	42,194	6,575,935
WillScot Mobile Mini Holdings Corp. *	189,030	7,886,332
WW Grainger, Inc.	45,024	35,397,418
		514,667,317

Commercial & Professional Services 0.7%
CACI International, Inc., Class A *	22,700	7,285,565
Ceridian HCM Holding, Inc. *	156,434	10,778,303
Cintas Corp.	87,317	48,308,130
Clean Harbors, Inc. *	47,905	7,744,322
Copart, Inc. *	883,697	44,379,263
Paycom Software, Inc.	49,247	8,946,210
Paylocity Holding Corp. *	41,539	6,507,915
Tetra Tech, Inc.	51,463	8,138,874
Veralto Corp. *	217,430	16,796,468
		158,885,050

Consumer Discretionary Distribution & Retail 7.0%
Amazon.com, Inc. *	9,066,291	1,324,494,452
AutoZone, Inc. *	18,334	47,850,457
Etsy, Inc. *	143,954	10,913,153
Five Below, Inc. *	56,644	10,675,128
SECURITY	NUMBER OF SHARES	VALUE ($)
Floor & Decor Holdings, Inc., Class A *	109,390	10,032,157
Lithia Motors, Inc.	25,930	6,923,051
O'Reilly Automotive, Inc. *	60,373	59,309,228
Pool Corp.	40,542	14,081,047
Restoration Hardware, Inc. *	15,211	4,106,514
Ulta Beauty, Inc. *	50,863	21,667,129
Wayfair, Inc., Class A *	87,237	4,867,824
		1,514,920,140

Consumer Durables & Apparel 0.6%
Deckers Outdoor Corp. *	25,846	17,160,969
DR Horton, Inc.	302,285	38,592,726
Lululemon Athletica, Inc. *	117,106	52,322,961
NVR, Inc. *	3,241	19,949,619
TopBuild Corp. *	31,066	9,188,701
		137,214,976

Consumer Services 1.9%
Airbnb, Inc., Class A *	424,319	53,608,462
Booking Holdings, Inc. *	35,624	111,349,937
Caesars Entertainment, Inc. *	215,973	9,658,312
Chipotle Mexican Grill, Inc. *	27,843	61,317,247
Churchill Downs, Inc.	65,338	7,564,180
Domino's Pizza, Inc.	35,121	13,798,690
DoorDash, Inc., Class A *	295,560	27,776,729
DraftKings, Inc., Class A *	466,741	17,848,176
Expedia Group, Inc. *	143,981	19,607,333
Hilton Worldwide Holdings, Inc.	259,075	43,400,244
Marriott International, Inc., Class A	248,505	50,371,963
		416,301,273

Consumer Staples Distribution & Retail 1.3%
Casey's General Stores, Inc.	37,476	10,320,891
Costco Wholesale Corp.	443,668	262,979,770
Performance Food Group Co. *	150,267	9,774,868
		283,075,529

Energy 1.6%
Baker Hughes Co.	1,021,133	34,463,239
Cheniere Energy, Inc.	240,591	43,823,651
Coterra Energy, Inc.	740,953	19,450,016
Diamondback Energy, Inc.	182,148	28,125,473
EOG Resources, Inc.	580,717	71,468,841
EQT Corp.	365,269	14,596,149
Halliburton Co.	908,790	33,652,494
Hess Corp.	280,104	39,371,418
New Fortress Energy, Inc.	60,028	2,309,877
NOV, Inc.	372,114	7,003,185
Range Resources Corp.	232,225	7,547,312
Targa Resources Corp.	222,719	20,144,934

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TechnipFMC PLC	424,915	8,804,239
Texas Pacific Land Corp.	6,149	10,280,821
		341,041,649

Equity Real Estate Investment Trusts (REITs) 0.5%
Equinix, Inc.	93,260	76,007,832
Rexford Industrial Realty, Inc.	215,658	10,614,687
SBA Communications Corp.	109,031	26,926,296
		113,548,815

Financial Services 6.5%
BlackRock, Inc.	140,184	105,310,426
Block, Inc. *	549,347	34,845,080
Coinbase Global, Inc., Class A *	168,254	20,984,639
Credit Acceptance Corp. *	6,102	2,788,614
FactSet Research Systems, Inc.	38,161	17,304,487
Fiserv, Inc. *	619,513	80,914,593
FleetCor Technologies, Inc. *	73,285	17,625,043
Interactive Brokers Group, Inc., Class A	105,317	8,197,875
LPL Financial Holdings, Inc.	75,974	16,889,020
MarketAxess Holdings, Inc.	37,611	9,031,153
Mastercard, Inc., Class A	832,401	344,472,506
Moody's Corp.	158,252	57,755,650
MSCI, Inc.	78,777	41,031,001
PayPal Holdings, Inc. *	1,091,808	62,899,059
Robinhood Markets, Inc., Class A *	524,048	4,611,622
S&P Global, Inc.	325,688	135,430,841
Toast, Inc., Class A *	350,768	5,215,920
Tradeweb Markets, Inc., Class A	114,800	11,124,120
Visa, Inc., Class A	1,608,145	412,778,659
WEX, Inc. *	41,517	7,331,072
		1,396,541,380

Food, Beverage & Tobacco 0.4%
Celsius Holdings, Inc. *	145,300	7,193,803
Constellation Brands, Inc., Class A	160,629	38,629,668
Monster Beverage Corp. *	744,848	41,078,367
		86,901,838

Health Care Equipment & Services 5.9%
agilon health, Inc. *	293,701	3,119,105
Align Technology, Inc. *	71,804	15,351,695
Centene Corp. *	543,401	40,037,786
Chemed Corp.	14,845	8,417,115
Cigna Group	295,814	77,763,584
Cooper Cos., Inc.	49,573	16,702,135
Dexcom, Inc. *	391,683	45,247,220
Edwards Lifesciences Corp. *	613,117	41,514,152
Elevance Health, Inc.	235,727	113,028,739
Humana, Inc.	123,997	60,121,185
IDEXX Laboratories, Inc. *	83,817	39,043,635
Insulet Corp. *	69,864	13,210,584
Intuitive Surgical, Inc. *	350,731	109,021,224
Masimo Corp. *	48,236	4,522,607
McKesson Corp.	136,010	64,000,866
Molina Healthcare, Inc. *	58,205	21,277,420
Penumbra, Inc. *	38,508	8,552,242
R1 RCM, Inc. *	183,307	1,939,388
ResMed, Inc.	142,437	22,466,588
Shockwave Medical, Inc. *	36,684	6,403,192
Teleflex, Inc.	46,824	10,567,709
SECURITY	NUMBER OF SHARES	VALUE ($)
UnitedHealth Group, Inc.	927,347	512,795,071
Veeva Systems, Inc., Class A *	144,917	25,260,482
		1,260,363,724

Insurance 0.7%
Everest Group Ltd.	43,041	17,670,483
Kinsale Capital Group, Inc.	21,805	7,633,930
Markel Group, Inc. *	13,000	18,708,170
Progressive Corp.	592,001	97,105,924
RenaissanceRe Holdings Ltd.	51,008	10,934,075
		152,052,582

Materials 1.8%
Albemarle Corp.	118,231	14,337,873
Cleveland-Cliffs, Inc. *	507,100	8,701,836
Corteva, Inc.	707,694	31,987,769
Linde PLC	487,479	201,704,186
Martin Marietta Materials, Inc.	62,070	28,837,101
Sherwin-Williams Co.	236,762	66,009,246
Vulcan Materials Co.	131,425	28,067,123
Westlake Corp.	34,254	4,397,871
		384,043,005

Media & Entertainment 12.1%
Alphabet, Inc., Class A *	5,917,837	784,290,937
Alphabet, Inc., Class C *	5,031,995	673,884,770
Charter Communications, Inc., Class A *	101,185	40,487,154
Liberty Broadband Corp., Class C *	130,294	10,830,037
Live Nation Entertainment, Inc. *	147,850	12,451,927
Meta Platforms, Inc., Class A *	2,224,559	727,764,477
Netflix, Inc. *	443,179	210,053,551
Pinterest, Inc., Class A *	613,869	20,914,517
ROBLOX Corp., Class A *	478,380	18,805,118
Roku, Inc. *	125,719	13,099,920
Snap, Inc., Class A *	1,069,364	14,789,304
Take-Two Interactive Software, Inc. *	157,489	24,914,760
Trade Desk, Inc., Class A *	451,694	31,826,359
Warner Bros Discovery, Inc. *	2,178,517	22,765,503
ZoomInfo Technologies, Inc. *	383,228	5,506,986
		2,612,385,320

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Alnylam Pharmaceuticals, Inc. *	125,576	21,128,162
Avantor, Inc. *	679,040	14,382,067
BioMarin Pharmaceutical, Inc. *	188,583	17,176,140
Bio-Rad Laboratories, Inc., Class A *	21,153	6,449,973
Bio-Techne Corp.	158,217	9,951,849
Catalent, Inc. *	187,581	7,287,522
Charles River Laboratories International, Inc. *	51,150	10,080,642
Danaher Corp.	656,124	146,519,050
Eli Lilly & Co.	798,093	471,704,887
Exact Sciences Corp. *	182,265	11,664,960
Illumina, Inc. *	159,676	16,278,968
Incyte Corp. *	184,953	10,050,346
IQVIA Holdings, Inc. *	182,481	39,069,182
Jazz Pharmaceuticals PLC *	62,185	7,352,133
Karuna Therapeutics, Inc. *	34,396	6,576,859
Medpace Holdings, Inc. *	22,656	6,133,432
Mettler-Toledo International, Inc. *	21,362	23,325,809
Moderna, Inc. *	331,121	25,728,102
Neurocrine Biosciences, Inc. *	96,875	11,294,656
Regeneron Pharmaceuticals, Inc. *	106,873	88,043,046
Repligen Corp. *	52,021	8,180,302

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Revvity, Inc.	125,396	11,147,704
Roivant Sciences Ltd. *	307,497	2,939,671
Sarepta Therapeutics, Inc. *	93,806	7,624,552
Seagen, Inc. *	139,852	29,817,845
Thermo Fisher Scientific, Inc.	385,970	191,348,487
Vertex Pharmaceuticals, Inc. *	259,233	91,978,461
Waters Corp. *	58,885	16,523,720
West Pharmaceutical Services, Inc.	75,302	26,412,930
Zoetis, Inc.	459,731	81,220,676
		1,417,392,133

Real Estate Management & Development 0.2%
CoStar Group, Inc. *	406,788	33,779,676

Semiconductors & Semiconductor Equipment 9.5%
Advanced Micro Devices, Inc. *	1,619,688	196,241,398
Broadcom, Inc.	439,676	407,021,263
Enphase Energy, Inc. *	138,470	13,988,239
First Solar, Inc. *	106,234	16,761,601
KLA Corp.	137,181	74,711,516
Lam Research Corp.	133,553	95,613,264
Marvell Technology, Inc.	855,677	47,686,879
Monolithic Power Systems, Inc.	47,479	26,052,677
NVIDIA Corp.	2,465,841	1,153,273,836
Qorvo, Inc. *	101,405	9,785,583
SolarEdge Technologies, Inc. *	56,946	4,520,373
Universal Display Corp.	44,195	7,477,794
		2,053,134,423

Software & Services 22.6%
Accenture PLC, Class A	631,802	210,478,518
Adobe, Inc. *	456,198	278,741,540
ANSYS, Inc. *	87,694	25,725,912
AppLovin Corp., Class A *	134,005	5,022,507
Atlassian Corp., Class A *	153,650	29,339,467
Autodesk, Inc. *	218,541	47,735,911
Bill Holdings, Inc. *	96,647	6,327,479
Cadence Design Systems, Inc. *	272,950	74,589,046
Cloudflare, Inc., Class A *	292,679	22,580,185
Crowdstrike Holdings, Inc., Class A *	226,550	53,690,084
Datadog, Inc., Class A *	297,105	34,633,530
DocuSign, Inc. *	204,371	8,808,390
Dynatrace, Inc. *	232,330	12,441,272
Elastic NV *	78,271	6,289,858
EPAM Systems, Inc. *	58,217	15,031,047
Fair Isaac Corp. *	24,999	27,188,912
Five9, Inc. *	71,394	5,441,651
Fortinet, Inc. *	660,065	34,693,016
Gartner, Inc. *	79,146	34,415,847
GoDaddy, Inc., Class A *	153,165	15,325,690
HubSpot, Inc. *	50,173	24,781,950
Intuit, Inc.	279,797	159,892,794
Microsoft Corp.	7,425,585	2,813,628,412
MongoDB, Inc. *	70,789	29,429,819
Okta, Inc. *	156,246	10,476,294
Palantir Technologies, Inc., Class A *	1,901,575	38,126,579
Palo Alto Networks, Inc. *	305,565	90,169,176
Procore Technologies, Inc. *	83,529	4,935,729
PTC, Inc. *	118,280	18,612,541
Roper Technologies, Inc.	107,595	57,913,009
Salesforce, Inc. *	974,264	245,417,102
ServiceNow, Inc. *	204,200	140,028,108
Snowflake, Inc., Class A *	324,120	60,830,842
Splunk, Inc. *	153,572	23,272,301
Synopsys, Inc. *	152,540	82,864,304
Twilio, Inc., Class A *	176,784	11,434,389
SECURITY	NUMBER OF SHARES	VALUE ($)
Tyler Technologies, Inc. *	42,072	17,200,716
UiPath, Inc., Class A *	408,709	8,076,090
Unity Software, Inc. *	238,167	7,028,308
Workday, Inc., Class A *	204,977	55,491,373
Zoom Video Communications, Inc., Class A *	248,694	16,868,914
Zscaler, Inc. *	88,324	17,446,640
		4,882,425,252

Technology Hardware & Equipment 13.5%
Apple, Inc.	14,687,728	2,789,933,934
Arista Networks, Inc. *	253,897	55,783,710
Dell Technologies, Inc., Class C	262,101	19,885,603
Pure Storage, Inc., Class A *	302,001	10,059,653
Super Micro Computer, Inc. *	47,174	12,900,674
Teledyne Technologies, Inc. *	46,282	18,649,795
Ubiquiti, Inc.	2,820	316,573
Zebra Technologies Corp., Class A *	52,589	12,462,541
		2,919,992,483

Telecommunication Services 0.4%
T-Mobile U.S., Inc.	516,469	77,702,761

Transportation 0.3%
JB Hunt Transport Services, Inc.	81,799	15,154,901
Old Dominion Freight Line, Inc.	90,924	35,374,891
Saia, Inc. *	26,288	10,262,572
		60,792,364

Utilities 0.2%
Constellation Energy Corp.	322,187	38,997,514
Total Common Stocks (Cost $13,235,068,929)		21,548,317,108

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (b)	37,086,554	37,086,554
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (b)(c)	1,949,475	1,949,475
		39,036,029
Total Short-Term Investments (Cost $39,036,029)		39,036,029
Total Investments in Securities (Cost $13,274,104,958)		21,587,353,137

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 12/15/23	103	15,091,560	(708)
S&P 500 Index, e-mini, expires 12/15/23	10	2,288,375	159,605
			158,897

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,853,148.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$21,548,317,108	$—	$—	$21,548,317,108
Short-Term Investments[1]	39,036,029	—	—	39,036,029
Futures Contracts[2]	159,605	—	—	159,605
Liabilities
Futures Contracts[2]	(708)	—	—	(708)
Total	$21,587,512,034	$—	$—	$21,587,512,034

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 0.7%
Aptiv PLC *	141,543	11,725,422
Autoliv, Inc.	38,022	3,939,840
BorgWarner, Inc.	117,779	3,967,974
Ford Motor Co.	1,972,077	20,233,510
General Motors Co.	690,256	21,812,090
Gentex Corp.	116,390	3,539,420
Lear Corp.	29,430	3,936,262
Lucid Group, Inc. *(a)	444,516	1,875,858
		71,030,376

Banks 6.3%
Bank of America Corp.	3,465,489	105,662,760
BOK Financial Corp.	14,187	1,018,201
Citigroup, Inc.	964,862	44,480,138
Citizens Financial Group, Inc.	237,492	6,476,407
Comerica, Inc.	65,910	2,980,450
Commerce Bancshares, Inc.	56,486	2,856,497
Cullen/Frost Bankers, Inc.	32,096	3,154,716
East West Bancorp, Inc.	70,787	4,453,918
Fifth Third Bancorp	341,084	9,874,382
First Horizon Corp.	279,834	3,579,077
Huntington Bancshares, Inc.	723,376	8,145,214
JPMorgan Chase & Co.	1,456,747	227,369,072
KeyCorp	469,803	5,820,859
M&T Bank Corp.	83,049	10,644,390
New York Community Bancorp, Inc.	361,580	3,402,468
PNC Financial Services Group, Inc.	199,669	26,747,659
Regions Financial Corp.	470,250	7,843,770
Truist Financial Corp.	668,143	21,474,116
U.S. Bancorp	780,641	29,758,035
Webster Financial Corp.	86,696	3,888,315
Wells Fargo & Co.	1,834,058	81,780,646
Western Alliance Bancorp	54,841	2,808,956
Zions Bancorp NA	74,948	2,670,397
		616,890,443

Capital Goods 9.8%
3M Co.	276,727	27,415,344
A. O. Smith Corp.	62,748	4,728,689
Acuity Brands, Inc.	15,772	2,827,289
Advanced Drainage Systems, Inc.	34,592	4,189,437
AECOM	69,640	6,188,210
AGCO Corp.	31,275	3,550,651
Allegion PLC	44,227	4,692,042
AMETEK, Inc.	115,777	17,972,064
Boeing Co. *	284,228	65,835,732
Carrier Global Corp.	420,138	21,830,370
Caterpillar, Inc.	255,720	64,114,118
CNH Industrial NV	487,562	5,236,416
Cummins, Inc.	71,106	15,939,121
SECURITY	NUMBER OF SHARES	VALUE ($)
Curtiss-Wright Corp.	19,175	4,101,533
Donaldson Co., Inc.	60,686	3,692,136
Dover Corp.	69,993	9,880,212
Eaton Corp. PLC	199,888	45,512,499
Emerson Electric Co.	286,555	25,474,739
Fastenal Co.	285,901	17,145,483
Ferguson PLC	102,486	17,559,951
Fortive Corp.	176,153	12,151,034
Fortune Brands Innovations, Inc.	63,347	4,334,835
General Dynamics Corp.	113,702	28,080,983
Graco, Inc.	84,989	6,865,411
HEICO Corp.	50,718	8,674,300
Honeywell International, Inc.	332,838	65,209,621
Howmet Aerospace, Inc.	196,084	10,314,018
Hubbell, Inc.	26,841	8,052,300
IDEX Corp.	37,827	7,628,949
Illinois Tool Works, Inc.	137,893	33,399,064
Ingersoll Rand, Inc.	203,068	14,505,147
ITT, Inc.	40,958	4,434,523
Johnson Controls International PLC	340,461	17,976,341
Lennox International, Inc.	15,971	6,494,767
Lincoln Electric Holdings, Inc.	28,887	5,721,359
Lockheed Martin Corp.	112,381	50,320,840
Masco Corp.	113,036	6,844,330
Middleby Corp. *	27,032	3,412,249
Northrop Grumman Corp.	71,271	33,865,128
nVent Electric PLC	83,182	4,429,442
Otis Worldwide Corp.	206,643	17,727,903
Owens Corning	45,141	6,120,217
PACCAR, Inc.	262,163	24,071,807
Parker-Hannifin Corp.	64,303	27,854,774
Pentair PLC	82,475	5,322,937
Quanta Services, Inc.	72,648	13,680,345
Regal Rexnord Corp.	33,051	3,959,510
Rockwell Automation, Inc.	57,650	15,879,116
RTX Corp.	729,694	59,455,467
Sensata Technologies Holding PLC	76,263	2,479,310
Snap-on, Inc.	26,594	7,305,106
Stanley Black & Decker, Inc.	77,043	7,003,209
Textron, Inc.	99,094	7,596,546
Toro Co.	51,904	4,308,032
Trane Technologies PLC	114,525	25,815,080
Watsco, Inc.	16,871	6,448,602
Westinghouse Air Brake Technologies Corp.	89,636	10,447,972
Woodward, Inc.	30,256	4,090,006
Xylem, Inc.	120,597	12,678,363
		962,844,979

Commercial & Professional Services 2.2%
Automatic Data Processing, Inc.	206,389	47,452,959
Booz Allen Hamilton Holding Corp., Class A	65,575	8,205,400
Broadridge Financial Solutions, Inc.	59,292	11,491,975
Equifax, Inc.	61,422	13,372,184

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Genpact Ltd.	83,296	2,828,732
Jacobs Solutions, Inc.	63,204	8,038,285
KBR, Inc.	68,130	3,520,277
Leidos Holdings, Inc.	68,753	7,378,572
Paychex, Inc.	160,985	19,635,341
RB Global, Inc.	91,165	5,805,387
Republic Services, Inc.	103,181	16,698,813
Robert Half, Inc.	53,637	4,397,161
Rollins, Inc.	140,966	5,742,955
SS&C Technologies Holdings, Inc.	107,869	6,068,710
TransUnion	96,527	5,668,065
Verisk Analytics, Inc.	72,766	17,567,895
Vestis Corp. *	65,085	1,191,706
Waste Management, Inc.	184,736	31,588,009
		216,652,426

Consumer Discretionary Distribution & Retail 3.7%
Bath & Body Works, Inc.	115,102	3,754,627
Best Buy Co., Inc.	97,542	6,919,630
Burlington Stores, Inc. *	32,706	5,546,611
CarMax, Inc. *	79,349	5,073,575
Dick's Sporting Goods, Inc.	31,297	4,071,740
eBay, Inc.	266,486	10,928,591
GameStop Corp., Class A *(a)	134,300	1,954,065
Genuine Parts Co.	70,271	9,330,583
Home Depot, Inc.	503,970	157,989,555
LKQ Corp.	134,438	5,986,524
Lowe's Cos., Inc.	293,743	58,404,921
Penske Automotive Group, Inc.	9,677	1,444,776
Ross Stores, Inc.	170,837	22,273,728
TJX Cos., Inc.	576,083	50,758,673
Tractor Supply Co.	54,441	11,052,067
Williams-Sonoma, Inc.	32,085	6,017,221
		361,506,887

Consumer Durables & Apparel 1.3%
Garmin Ltd.	76,767	9,383,998
Hasbro, Inc.	65,001	3,016,696
Lennar Corp., Class A	132,599	16,962,064
Mohawk Industries, Inc. *	26,374	2,329,088
NIKE, Inc., Class B	614,098	67,716,587
Polaris, Inc.	26,793	2,209,619
PulteGroup, Inc.	110,113	9,736,192
Tapestry, Inc.	116,929	3,703,141
Tempur Sealy International, Inc.	86,004	3,467,681
Toll Brothers, Inc.	54,762	4,703,508
VF Corp.	165,024	2,760,852
Whirlpool Corp.	27,388	2,982,553
		128,971,979

Consumer Services 2.5%
ADT, Inc.	114,132	669,955
Aramark	130,171	3,646,090
Carnival Corp. *	505,719	7,616,128
Darden Restaurants, Inc.	60,507	9,467,530
Las Vegas Sands Corp.	185,026	8,533,399
McDonald's Corp.	365,311	102,959,252
MGM Resorts International	140,140	5,527,122
Norwegian Cruise Line Holdings Ltd. *	212,935	3,251,517
Royal Caribbean Cruises Ltd. *	117,948	12,674,692
Service Corp. International	75,481	4,624,721
Starbucks Corp.	574,199	57,017,961
Vail Resorts, Inc.	19,226	4,178,002
Wyndham Hotels & Resorts, Inc.	42,103	3,256,246
SECURITY	NUMBER OF SHARES	VALUE ($)
Wynn Resorts Ltd.	48,380	4,084,240
Yum! Brands, Inc.	140,600	17,652,330
		245,159,185

Consumer Staples Distribution & Retail 2.3%
Albertsons Cos., Inc., Class A	201,699	4,390,987
BJ's Wholesale Club Holdings, Inc. *	67,179	4,338,420
Dollar General Corp.	109,929	14,413,890
Dollar Tree, Inc. *	104,764	12,947,783
Kroger Co.	331,588	14,679,401
Sysco Corp.	253,447	18,291,270
Target Corp.	231,343	30,956,007
U.S. Foods Holding Corp. *	113,695	4,983,252
Walgreens Boots Alliance, Inc.	358,249	7,143,485
Walmart, Inc.	715,421	111,383,895
		223,528,390

Energy 6.8%
Antero Resources Corp. *	142,235	3,361,013
APA Corp.	153,537	5,527,332
Chesapeake Energy Corp.	56,241	4,516,715
Chevron Corp.	889,393	127,716,835
ConocoPhillips	600,271	69,373,319
Devon Energy Corp.	321,711	14,467,344
Exxon Mobil Corp.	2,028,136	208,370,693
HF Sinclair Corp.	80,199	4,208,844
Kinder Morgan, Inc.	970,146	17,045,465
Marathon Oil Corp.	304,200	7,735,806
Marathon Petroleum Corp.	200,421	29,900,809
Occidental Petroleum Corp.	332,856	19,688,432
ONEOK, Inc.	292,235	20,120,380
Ovintiv, Inc.	127,165	5,638,496
Phillips 66	223,252	28,774,950
Pioneer Natural Resources Co.	116,768	27,048,139
Schlumberger NV	712,104	37,057,892
Valero Energy Corp.	177,119	22,203,638
Williams Cos., Inc.	610,127	22,446,572
		675,202,674

Equity Real Estate Investment Trusts (REITs) 4.6%
Alexandria Real Estate Equities, Inc.	78,094	8,543,484
American Homes 4 Rent, Class A	159,149	5,772,334
American Tower Corp.	233,543	48,759,107
Americold Realty Trust, Inc.	127,570	3,601,301
Apartment Income REIT Corp.	74,132	2,306,988
AvalonBay Communities, Inc.	71,133	12,301,741
Boston Properties, Inc.	72,275	4,114,616
Camden Property Trust	53,704	4,847,323
Crown Castle, Inc.	217,460	25,503,709
CubeSmart	113,045	4,494,669
Digital Realty Trust, Inc.	151,838	21,072,078
EastGroup Properties, Inc.	22,601	3,926,924
Equity LifeStyle Properties, Inc.	93,661	6,659,297
Equity Residential	172,758	9,819,565
Essex Property Trust, Inc.	32,141	6,860,818
Extra Space Storage, Inc.	105,939	13,790,080
Federal Realty Investment Trust	36,799	3,517,616
Gaming & Leisure Properties, Inc.	131,298	6,135,555
Healthcare Realty Trust, Inc.	190,092	2,902,705
Healthpeak Properties, Inc.	274,016	4,745,957
Host Hotels & Resorts, Inc.	358,008	6,254,400
Invitation Homes, Inc.	288,368	9,619,956
Iron Mountain, Inc.	146,038	9,368,338
Kimco Realty Corp.	311,328	6,014,857
Lamar Advertising Co., Class A	44,003	4,457,064

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mid-America Apartment Communities, Inc.	58,424	7,272,619
NET Lease Office Properties *	7,100	116,085
NNN REIT, Inc.	91,837	3,730,419
Omega Healthcare Investors, Inc.	123,028	3,906,139
Prologis, Inc.	463,242	53,240,403
Public Storage	79,361	20,535,452
Realty Income Corp.	354,768	19,143,281
Regency Centers Corp.	82,029	5,149,781
Simon Property Group, Inc.	164,129	20,498,071
Sun Communities, Inc.	62,434	8,075,214
UDR, Inc.	152,507	5,093,734
Ventas, Inc.	201,366	9,230,617
VICI Properties, Inc.	508,845	15,209,377
Welltower, Inc.	277,576	24,732,022
Weyerhaeuser Co.	366,192	11,480,119
WP Carey, Inc.	106,962	6,657,315
		449,461,130

Financial Services 9.3%
AGNC Investment Corp.	303,230	2,674,489
Ally Financial, Inc.	136,028	3,974,738
American Express Co.	291,778	49,826,929
Ameriprise Financial, Inc.	51,489	18,201,876
Annaly Capital Management, Inc.	248,392	4,488,443
Apollo Global Management, Inc.	218,958	20,144,136
ARES Management Corp., Class A	82,761	9,289,922
Bank of New York Mellon Corp.	389,745	18,832,478
Berkshire Hathaway, Inc., Class B *	914,166	329,099,760
Blackstone, Inc.	355,669	39,966,526
Capital One Financial Corp.	191,325	21,363,350
Carlyle Group, Inc.	108,405	3,716,123
Cboe Global Markets, Inc.	53,001	9,656,252
Charles Schwab Corp. (b)	742,555	45,533,473
CME Group, Inc.	180,296	39,369,435
Corebridge Financial, Inc.	101,055	2,125,187
Discover Financial Services	124,996	11,624,628
Equitable Holdings, Inc.	163,068	5,004,557
Fidelity National Information Services, Inc.	297,346	17,436,369
Franklin Resources, Inc.	142,823	3,542,010
Global Payments, Inc.	130,113	15,150,358
Goldman Sachs Group, Inc.	165,286	56,451,780
Intercontinental Exchange, Inc.	286,912	32,662,062
Invesco Ltd.	225,269	3,214,589
Jack Henry & Associates, Inc.	36,574	5,803,928
Jefferies Financial Group, Inc.	88,473	3,135,483
KKR & Co., Inc.	324,657	24,621,987
Morgan Stanley	639,867	50,767,048
Morningstar, Inc.	12,976	3,676,879
Nasdaq, Inc.	169,617	9,471,413
Northern Trust Corp.	103,904	8,234,392
Raymond James Financial, Inc.	94,095	9,894,089
SEI Investments Co.	50,404	2,957,203
SoFi Technologies, Inc. *	475,483	3,466,271
Starwood Property Trust, Inc.	148,302	2,946,761
State Street Corp.	159,651	11,625,786
Synchrony Financial	210,233	6,803,140
T Rowe Price Group, Inc.	112,249	11,239,492
Voya Financial, Inc.	53,252	3,808,051
		921,801,393

Food, Beverage & Tobacco 5.6%
Altria Group, Inc.	889,298	37,386,088
Archer-Daniels-Midland Co.	268,956	19,830,126
Brown-Forman Corp., Class B	120,612	7,084,749
Bunge Global SA	75,374	8,281,341
SECURITY	NUMBER OF SHARES	VALUE ($)
Campbell Soup Co.	98,742	3,967,454
Coca-Cola Co.	1,950,918	114,011,648
Conagra Brands, Inc.	239,973	6,788,836
Darling Ingredients, Inc. *	80,179	3,517,453
General Mills, Inc.	293,619	18,691,786
Hershey Co.	74,984	14,090,993
Hormel Foods Corp.	145,659	4,455,709
J M Smucker Co.	53,136	5,830,613
Kellanova	132,067	6,938,800
Keurig Dr Pepper, Inc.	504,993	15,942,629
Kraft Heinz Co.	400,097	14,047,406
Lamb Weston Holdings, Inc.	72,984	7,300,589
McCormick & Co., Inc., Non Voting Shares	126,205	8,181,870
Molson Coors Beverage Co., Class B	92,935	5,719,220
Mondelez International, Inc., Class A	682,204	48,477,416
PepsiCo, Inc.	690,045	116,127,673
Philip Morris International, Inc.	778,152	72,648,271
Post Holdings, Inc. *	25,316	2,162,746
Tyson Foods, Inc., Class A	142,711	6,684,583
WK Kellogg Co.	33,016	369,779
		548,537,778

Health Care Equipment & Services 4.6%
Abbott Laboratories	869,891	90,720,932
Baxter International, Inc.	254,382	9,178,103
Becton Dickinson & Co.	145,304	34,317,899
Boston Scientific Corp. *	733,702	41,006,605
Cardinal Health, Inc.	127,595	13,662,873
Cencora, Inc.	83,522	16,985,869
CVS Health Corp.	643,499	43,725,757
DaVita, Inc. *	27,137	2,753,320
DENTSPLY SIRONA, Inc.	105,393	3,346,228
Encompass Health Corp.	49,885	3,251,005
GE HealthCare Technologies, Inc.	195,750	13,401,045
HCA Healthcare, Inc.	100,924	25,279,443
Henry Schein, Inc. *	65,348	4,360,672
Hologic, Inc. *	122,832	8,757,922
Laboratory Corp. of America Holdings	44,417	9,634,491
Medtronic PLC	667,464	52,909,871
Quest Diagnostics, Inc.	56,147	7,705,053
STERIS PLC	49,392	9,924,828
Stryker Corp.	169,484	50,223,194
Universal Health Services, Inc., Class B	31,262	4,297,900
Zimmer Biomet Holdings, Inc.	104,886	12,199,291
		457,642,301

Household & Personal Products 2.9%
Church & Dwight Co., Inc.	123,212	11,905,976
Clorox Co.	62,225	8,919,954
Colgate-Palmolive Co.	414,351	32,638,428
Coty, Inc., Class A *	179,817	2,049,914
Estee Lauder Cos., Inc., Class A	116,032	14,816,126
Kenvue, Inc.	864,923	17,679,026
Kimberly-Clark Corp.	169,636	20,989,062
Procter & Gamble Co.	1,181,659	181,408,290
Reynolds Consumer Products, Inc.	27,371	718,215
		291,124,991

Insurance 4.0%
Aflac, Inc.	271,132	22,425,328
Allstate Corp.	131,255	18,096,127
American Financial Group, Inc.	33,104	3,786,767
American International Group, Inc.	357,047	23,497,263
Aon PLC, Class A	101,662	33,394,950
Arch Capital Group Ltd. *	186,650	15,620,739

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arthur J Gallagher & Co.	108,034	26,900,466
Assurant, Inc.	26,601	4,469,500
Brown & Brown, Inc.	117,936	8,814,537
Chubb Ltd.	205,972	47,256,156
Cincinnati Financial Corp.	78,482	8,067,165
CNA Financial Corp.	13,617	573,684
Erie Indemnity Co., Class A	12,492	3,693,135
Fidelity National Financial, Inc.	129,129	5,790,144
Globe Life, Inc.	43,685	5,378,934
Hartford Financial Services Group, Inc.	153,052	11,962,544
Loews Corp.	92,643	6,511,877
Marsh & McLennan Cos., Inc.	247,701	49,396,533
MetLife, Inc.	316,904	20,164,602
Old Republic International Corp.	133,017	3,898,728
Principal Financial Group, Inc.	111,201	8,209,970
Prudential Financial, Inc.	182,157	17,811,311
Reinsurance Group of America, Inc.	33,240	5,420,114
Travelers Cos., Inc.	114,843	20,742,943
Unum Group	91,849	3,949,507
W R Berkley Corp.	102,173	7,412,651
Willis Towers Watson PLC	52,437	12,915,233
		396,160,908

Materials 3.3%
Air Products & Chemicals, Inc.	111,333	30,121,143
Alcoa Corp.	89,301	2,398,625
Amcor PLC	735,329	6,970,919
AptarGroup, Inc.	32,972	4,183,817
Avery Dennison Corp.	40,394	7,856,633
Axalta Coating Systems Ltd. *	111,925	3,522,280
Ball Corp.	157,483	8,707,235
Berry Global Group, Inc.	59,106	3,908,089
Celanese Corp.	50,326	6,978,203
CF Industries Holdings, Inc.	96,541	7,255,056
Crown Holdings, Inc.	60,478	5,201,713
Dow, Inc.	352,806	18,257,710
DuPont de Nemours, Inc.	229,745	16,435,957
Eastman Chemical Co.	59,317	4,972,544
Ecolab, Inc.	127,227	24,393,233
FMC Corp.	62,248	3,340,228
Freeport-McMoRan, Inc.	718,824	26,826,512
International Flavors & Fragrances, Inc.	127,629	9,620,674
International Paper Co.	173,138	6,395,718
LyondellBasell Industries NV, Class A	128,211	12,192,866
Mosaic Co.	166,689	5,982,468
Newmont Corp.	577,217	23,198,351
Nucor Corp.	124,778	21,208,517
Packaging Corp. of America	45,111	7,579,099
PPG Industries, Inc.	118,218	16,785,774
Reliance Steel & Aluminum Co.	29,278	8,059,062
Royal Gold, Inc.	33,131	4,035,356
RPM International, Inc.	64,615	6,650,822
Sealed Air Corp.	72,067	2,405,596
Sonoco Products Co.	49,618	2,736,929
Steel Dynamics, Inc.	78,006	9,292,855
Westrock Co.	128,239	5,279,599
		322,753,583

Media & Entertainment 2.4%
Comcast Corp., Class A	2,063,094	86,423,008
Electronic Arts, Inc.	123,713	17,073,631
Fox Corp., Class A	189,492	5,597,594
Interpublic Group of Cos., Inc.	192,803	5,926,764
Liberty Media Corp.-Liberty Formula One, Class C *	115,258	7,337,324
Liberty Media Corp.-Liberty SiriusXM, Class C *	111,259	3,002,880
SECURITY	NUMBER OF SHARES	VALUE ($)
Match Group, Inc. *	139,712	4,523,875
News Corp., Class A	251,703	5,547,534
Omnicom Group, Inc.	98,861	7,971,163
Paramount Global, Class B	247,452	3,555,885
Sirius XM Holdings, Inc. (a)	327,187	1,531,235
Walt Disney Co. *	917,222	85,017,307
		233,508,200

Pharmaceuticals, Biotechnology & Life Sciences 7.7%
AbbVie, Inc.	884,774	125,982,970
Agilent Technologies, Inc.	148,211	18,941,366
Amgen, Inc.	268,133	72,299,382
Biogen, Inc. *	72,676	17,011,998
Bristol-Myers Squibb Co.	1,047,466	51,723,871
Bruker Corp.	49,300	3,208,937
Elanco Animal Health, Inc. *	247,069	2,910,473
Gilead Sciences, Inc.	624,890	47,866,574
Johnson & Johnson	1,207,078	186,686,683
Merck & Co., Inc.	1,271,997	130,354,253
Organon & Co.	127,141	1,439,236
Pfizer, Inc.	2,830,180	86,235,585
Royalty Pharma PLC, Class A	194,078	5,253,691
United Therapeutics Corp. *	23,453	5,628,720
Viatris, Inc.	601,370	5,520,577
		761,064,316

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	155,045	12,242,353
Jones Lang LaSalle, Inc. *	23,887	3,714,906
Zillow Group, Inc., Class C *	104,879	4,293,747
		20,251,006

Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	251,467	46,114,019
Applied Materials, Inc.	420,945	63,049,142
Entegris, Inc.	75,279	7,859,128
Intel Corp.	2,099,341	93,840,543
Lattice Semiconductor Corp. *	68,956	4,037,374
Microchip Technology, Inc.	273,001	22,779,203
Micron Technology, Inc.	548,816	41,775,874
NXP Semiconductors NV	129,229	26,373,054
ON Semiconductor Corp. *	216,661	15,454,429
QUALCOMM, Inc.	559,423	72,193,538
Skyworks Solutions, Inc.	79,694	7,724,739
Teradyne, Inc.	77,360	7,134,913
Texas Instruments, Inc.	455,140	69,504,429
Wolfspeed, Inc. *	62,285	2,295,825
		480,136,210

Software & Services 2.3%
Akamai Technologies, Inc. *	76,036	8,784,439
Aspen Technology, Inc. *	14,285	2,689,294
Bentley Systems, Inc., Class B	114,729	5,972,792
Cognizant Technology Solutions Corp., Class A	253,417	17,835,488
Gen Digital, Inc.	281,662	6,219,097
Guidewire Software, Inc. *	40,590	4,056,565
International Business Machines Corp.	456,665	72,408,802
Manhattan Associates, Inc. *	30,990	6,912,320
Oracle Corp.	789,143	91,706,308
VeriSign, Inc. *	44,945	9,537,329
		226,122,434

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 3.0%
Amphenol Corp., Class A	299,040	27,209,649
Arrow Electronics, Inc. *	27,979	3,317,190
CDW Corp.	67,303	14,192,857
Ciena Corp. *	74,826	3,430,772
Cisco Systems, Inc.	2,042,727	98,827,132
Cognex Corp.	85,927	3,239,448
Corning, Inc.	384,188	10,945,516
F5, Inc. *	29,656	5,076,811
Hewlett Packard Enterprise Co.	646,946	10,939,857
HP, Inc.	434,367	12,744,328
Jabil, Inc.	65,769	7,584,481
Juniper Networks, Inc.	160,561	4,567,960
Keysight Technologies, Inc. *	89,369	12,144,353
Motorola Solutions, Inc.	83,740	27,037,134
NetApp, Inc.	105,480	9,639,817
Seagate Technology Holdings PLC	96,570	7,638,687
TD SYNNEX Corp.	25,826	2,547,477
TE Connectivity Ltd.	157,370	20,615,470
Trimble, Inc. *	124,577	5,780,373
Western Digital Corp. *	160,393	7,748,586
		295,227,898

Telecommunication Services 1.5%
AT&T, Inc.	3,584,031	59,387,393
GCI Liberty, Inc. *(c)	32	0
Liberty Global Ltd., Class C *	192,045	3,234,038
Verizon Communications, Inc.	2,107,382	80,775,952
		143,397,383

Transportation 3.3%
Alaska Air Group, Inc. *	63,963	2,418,441
American Airlines Group, Inc. *	329,181	4,091,720
Avis Budget Group, Inc. *	9,867	1,804,181
CH Robinson Worldwide, Inc.	58,247	4,779,166
CSX Corp.	1,005,783	32,486,791
Delta Air Lines, Inc.	322,499	11,909,888
Expeditors International of Washington, Inc.	74,350	8,947,279
FedEx Corp.	115,983	30,019,880
Hertz Global Holdings, Inc. *	67,008	558,847
Knight-Swift Transportation Holdings, Inc.	80,536	4,331,226
Norfolk Southern Corp.	113,830	24,833,153
Southwest Airlines Co.	297,876	7,616,689
Uber Technologies, Inc. *	1,024,575	57,765,538
U-Haul Holding Co. *	4,446	251,688
U-Haul Holding Co., Non Voting Shares	49,639	2,687,952
Union Pacific Corp.	305,504	68,820,886
United Airlines Holdings, Inc. *	164,122	6,466,407
United Parcel Service, Inc., Class B	362,626	54,977,728
XPO, Inc. *	58,211	5,022,445
		329,789,905

Utilities 4.6%
AES Corp.	335,391	5,772,079
Alliant Energy Corp.	126,178	6,380,821
Ameren Corp.	131,928	10,236,293
American Electric Power Co., Inc.	258,423	20,557,550
American Water Works Co., Inc.	97,423	12,844,248
Atmos Energy Corp.	74,420	8,469,740
Avangrid, Inc.	34,957	1,079,123
CenterPoint Energy, Inc.	316,211	8,939,285
CMS Energy Corp.	146,545	8,317,894
Consolidated Edison, Inc.	172,623	15,555,059
SECURITY	NUMBER OF SHARES	VALUE ($)
Dominion Energy, Inc.	419,806	19,034,004
DTE Energy Co.	103,183	10,742,382
Duke Energy Corp.	386,243	35,642,504
Edison International	192,142	12,871,593
Entergy Corp.	106,223	10,772,074
Essential Utilities, Inc.	122,323	4,355,922
Evergy, Inc.	115,316	5,885,729
Eversource Energy	174,697	10,378,749
Exelon Corp.	499,312	19,228,505
FirstEnergy Corp.	258,708	9,556,674
NextEra Energy, Inc.	1,014,563	59,362,081
NiSource, Inc.	207,955	5,331,966
NRG Energy, Inc.	114,892	5,496,433
OGE Energy Corp.	100,096	3,508,365
PG&E Corp. *	1,049,367	18,017,631
Pinnacle West Capital Corp.	56,968	4,269,182
PPL Corp.	369,640	9,654,997
Public Service Enterprise Group, Inc.	250,101	15,613,805
Sempra	315,611	22,998,574
Southern Co.	546,463	38,787,944
UGI Corp.	104,452	2,296,899
Vistra Corp.	173,738	6,152,063
WEC Energy Group, Inc.	157,848	13,199,250
Xcel Energy, Inc.	276,158	16,801,453
		458,110,871
Total Common Stocks (Cost $8,355,001,887)		9,836,877,646

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)	6,944,828	6,944,828
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (d)(e)	5,030,905	5,030,905
		11,975,733
Total Short-Term Investments (Cost $11,975,733)		11,975,733
Total Investments in Securities (Cost $8,366,977,620)		9,848,853,379

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 12/15/23	266	20,605,690	623,076
S&P 500 Index, e-mini, expires 12/15/23	20	4,576,750	92,721
			715,797

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,493,747.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2023:
SECURITY	VALUE AT 8/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/23	BALANCE OF SHARES HELD AT 11/30/23	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$43,197,363	$1,119,874	($464,602 )	($50,499 )	$1,731,337	$45,533,473	742,555	$185,237

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,693,480,263	$—	$—	$9,693,480,263
Telecommunication Services	143,397,383	—	0 *	143,397,383
Short-Term Investments[1]	11,975,733	—	—	11,975,733
Futures Contracts[2]	715,797	—	—	715,797
Total	$9,849,569,176	$—	$0	$9,849,569,176

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.1%
Autoliv, Inc.	205,041	21,246,348
BorgWarner, Inc.	635,334	21,404,402
Gentex Corp.	631,101	19,191,781
Harley-Davidson, Inc.	347,795	10,430,372
Lear Corp.	158,814	21,241,373
Thor Industries, Inc.	144,151	14,281,040
		107,795,316

Banks 3.2%
Bank OZK	283,861	11,882,421
BOK Financial Corp.	75,554	5,422,510
Comerica, Inc.	356,160	16,105,555
Commerce Bancshares, Inc.	306,777	15,513,713
Cullen/Frost Bankers, Inc.	173,246	17,028,349
East West Bancorp, Inc.	381,804	24,023,108
First Financial Bankshares, Inc.	346,803	9,103,579
First Horizon Corp.	1,509,410	19,305,354
Glacier Bancorp, Inc.	299,241	10,063,475
KeyCorp	2,528,502	31,328,140
New York Community Bancorp, Inc.	1,953,816	18,385,408
Pinnacle Financial Partners, Inc.	207,691	15,072,136
Popular, Inc.	194,503	14,352,376
Prosperity Bancshares, Inc.	253,563	15,292,384
SouthState Corp.	205,653	15,228,605
Synovus Financial Corp.	394,287	12,140,097
TFS Financial Corp.	137,611	1,817,841
Valley National Bancorp	1,150,867	10,472,890
Webster Financial Corp.	467,689	20,975,852
Western Alliance Bancorp	296,335	15,178,279
Zions Bancorp NA	399,503	14,234,292
		312,926,364

Capital Goods 13.9%
A. O. Smith Corp.	336,635	25,368,814
AAON, Inc.	183,075	11,460,495
Acuity Brands, Inc.	84,276	15,107,316
Advanced Drainage Systems, Inc.	187,146	22,665,252
AECOM	374,796	33,304,373
AGCO Corp.	168,079	19,082,009
Air Lease Corp.	278,503	10,803,131
Allegion PLC	237,173	25,161,684
API Group Corp. *	554,852	16,839,758
Applied Industrial Technologies, Inc.	104,512	16,729,236
Atkore, Inc. *	102,252	13,282,535
Axon Enterprise, Inc. *	189,863	43,643,808
BWX Technologies, Inc.	247,257	19,293,464
Carlisle Cos., Inc.	134,867	37,818,055
Chart Industries, Inc. *	113,266	14,727,978
Comfort Systems USA, Inc.	96,678	18,714,927
Core & Main, Inc., Class A *	327,739	11,480,697
SECURITY	NUMBER OF SHARES	VALUE ($)
Crane Co.	131,662	13,914,040
Curtiss-Wright Corp.	103,559	22,151,270
Donaldson Co., Inc.	327,163	19,904,597
EMCOR Group, Inc.	127,349	27,064,209
Flowserve Corp.	353,827	13,537,421
Fortune Brands Innovations, Inc.	342,335	23,425,984
Generac Holdings, Inc. *	168,060	19,674,784
Graco, Inc.	456,561	36,880,998
Hexcel Corp.	227,785	15,787,778
Hubbell, Inc.	144,901	43,470,300
Huntington Ingalls Industries, Inc.	107,718	25,531,320
IDEX Corp.	204,257	41,194,552
ITT, Inc.	221,866	24,021,432
Lennox International, Inc.	86,355	35,117,124
Leonardo DRS, Inc. *	191,135	3,522,618
Lincoln Electric Holdings, Inc.	155,114	30,721,879
Masco Corp.	607,672	36,794,540
MasTec, Inc. *	163,028	9,886,018
MDU Resources Group, Inc.	549,172	10,511,152
Middleby Corp. *	144,922	18,293,504
Nordson Corp.	146,274	34,424,123
nVent Electric PLC	447,972	23,854,509
Oshkosh Corp.	176,573	17,178,787
Owens Corning	242,701	32,905,402
Pentair PLC	446,082	28,790,132
Plug Power, Inc. *(a)	1,461,039	5,902,598
RBC Bearings, Inc. *	78,505	20,233,879
Regal Rexnord Corp.	179,218	21,470,316
Sensata Technologies Holding PLC	411,036	13,362,780
Simpson Manufacturing Co., Inc.	115,390	19,266,668
SiteOne Landscape Supply, Inc. *	121,947	17,172,576
Snap-on, Inc.	142,965	39,271,056
Textron, Inc.	535,116	41,021,993
Timken Co.	176,876	12,805,822
Toro Co.	280,758	23,302,914
Trex Co., Inc. *	293,500	20,624,245
UFP Industries, Inc.	167,274	18,338,249
Valmont Industries, Inc.	56,815	12,474,870
Vertiv Holdings Co. *	945,805	41,293,846
Watsco, Inc.	90,616	34,636,154
WESCO International, Inc.	119,492	18,622,828
WillScot Mobile Mini Holdings Corp. *	533,420	22,254,282
Woodward, Inc.	163,348	22,081,383
Zurn Elkay Water Solutions Corp., Class C	382,550	11,262,272
		1,379,440,736

Commercial & Professional Services 4.6%
ASGN, Inc. *	130,512	11,646,891
Booz Allen Hamilton Holding Corp., Class A	354,034	44,300,274
CACI International, Inc., Class A *	61,637	19,782,395
Ceridian HCM Holding, Inc. *	420,416	28,966,662
Clarivate PLC *	1,187,240	9,212,982
Clean Harbors, Inc. *	136,092	22,000,633

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Concentrix Corp.	116,531	10,952,749
Dun & Bradstreet Holdings, Inc.	630,252	6,674,369
ExlService Holdings, Inc. *	448,426	12,721,846
FTI Consulting, Inc. *	91,974	20,276,588
Genpact Ltd.	451,308	15,326,420
KBR, Inc.	364,752	18,846,736
Leidos Holdings, Inc.	371,075	39,823,769
ManpowerGroup, Inc.	133,792	9,928,704
Maximus, Inc.	163,903	13,684,262
MSA Safety, Inc.	99,919	17,399,895
Parsons Corp. *	110,462	6,880,678
Paylocity Holding Corp. *	116,417	18,239,051
RB Global, Inc.	491,466	31,296,555
Robert Half, Inc.	289,442	23,728,455
Science Applications International Corp.	145,154	17,042,531
Stericycle, Inc. *	249,519	11,719,907
Tetra Tech, Inc.	143,891	22,756,362
TriNet Group, Inc. *	89,785	10,408,775
Vestis Corp. *	353,578	6,474,013
		450,091,502

Consumer Discretionary Distribution & Retail 4.0%
Advance Auto Parts, Inc.	160,533	8,153,471
AutoNation, Inc. *	72,531	9,811,268
Bath & Body Works, Inc.	617,719	20,149,994
Burlington Stores, Inc. *	175,351	29,737,776
Dick's Sporting Goods, Inc.	169,292	22,024,889
Etsy, Inc. *	332,554	25,210,919
Five Below, Inc. *	150,393	28,343,065
Floor & Decor Holdings, Inc., Class A *	287,612	26,376,896
GameStop Corp., Class A *(a)	723,319	10,524,291
Gap, Inc.	576,747	11,575,312
Lithia Motors, Inc.	74,537	19,900,634
LKQ Corp.	722,838	32,187,976
Murphy USA, Inc.	52,761	19,497,828
Ollie's Bargain Outlet Holdings, Inc. *	166,639	12,209,639
Penske Automotive Group, Inc.	52,738	7,873,783
Pool Corp.	105,505	36,643,997
Restoration Hardware, Inc. *	41,674	11,250,730
Valvoline, Inc.	375,367	12,852,566
Wayfair, Inc., Class A *	243,712	13,599,130
Williams-Sonoma, Inc.	173,505	32,539,128
		390,463,292

Consumer Durables & Apparel 3.8%
Brunswick Corp.	188,988	14,905,484
Capri Holdings Ltd. *	314,004	15,210,354
Columbia Sportswear Co.	94,554	7,406,415
Crocs, Inc. *	166,655	17,600,435
Deckers Outdoor Corp. *	70,613	46,884,914
Hasbro, Inc.	351,791	16,326,620
Leggett & Platt, Inc.	359,510	8,221,994
Mattel, Inc. *	956,755	18,178,345
Meritage Homes Corp.	99,335	14,036,035
Mohawk Industries, Inc. *	143,120	12,638,927
Newell Brands, Inc.	1,030,046	7,859,251
Polaris, Inc.	144,225	11,894,236
PVH Corp.	169,735	16,596,688
Ralph Lauren Corp.	108,910	14,090,776
Skechers USA, Inc., Class A *	363,018	21,385,390
Tapestry, Inc.	625,784	19,818,579
Tempur Sealy International, Inc.	464,633	18,734,003
Toll Brothers, Inc.	295,439	25,375,256
TopBuild Corp. *	85,834	25,387,980
VF Corp.	891,384	14,912,854
SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	147,946	16,111,319
YETI Holdings, Inc. *	234,064	9,980,489
		373,556,344

Consumer Services 4.2%
ADT, Inc.	606,617	3,560,842
Aramark	705,260	19,754,333
Boyd Gaming Corp.	191,486	11,307,248
Bright Horizons Family Solutions, Inc. *	155,880	13,630,147
Caesars Entertainment, Inc. *	581,675	26,012,506
Cava Group, Inc. *(a)	39,393	1,339,756
Choice Hotels International, Inc.	67,990	7,497,937
Churchill Downs, Inc.	184,181	21,322,634
DraftKings, Inc., Class A *	1,253,492	47,933,534
H&R Block, Inc.	411,712	18,699,959
Hyatt Hotels Corp., Class A	123,851	14,213,141
Light & Wonder, Inc. *	246,257	21,774,044
Marriott Vacations Worldwide Corp.	91,560	6,674,724
MGM Resorts International	758,382	29,910,586
Norwegian Cruise Line Holdings Ltd. *	1,148,366	17,535,549
Planet Fitness, Inc., Class A *	228,770	15,542,634
Service Corp. International	407,748	24,982,720
Texas Roadhouse, Inc.	180,332	20,298,170
Vail Resorts, Inc.	104,172	22,637,617
Wendy's Co.	457,743	8,582,681
Wingstop, Inc.	81,055	19,482,380
Wyndham Hotels & Resorts, Inc.	227,800	17,618,052
Wynn Resorts Ltd.	261,688	22,091,701
		412,402,895

Consumer Staples Distribution & Retail 1.3%
Albertsons Cos., Inc., Class A	1,088,950	23,706,442
BJ's Wholesale Club Holdings, Inc. *	363,042	23,445,252
Casey's General Stores, Inc.	101,019	27,820,633
Performance Food Group Co. *	421,863	27,442,188
U.S. Foods Holding Corp. *	613,683	26,897,726
		129,312,241

Energy 5.0%
Antero Midstream Corp.	918,601	12,235,765
Antero Resources Corp. *	761,943	18,004,713
APA Corp.	830,123	29,884,428
ChampionX Corp.	531,098	15,571,793
Chesapeake Energy Corp.	303,971	24,411,911
Chord Energy Corp.	112,283	18,205,566
Civitas Resources, Inc.	230,751	15,850,286
EQT Corp.	977,068	39,043,637
HF Sinclair Corp.	432,328	22,688,574
Marathon Oil Corp.	1,636,342	41,612,177
Matador Resources Co.	299,365	17,327,246
Murphy Oil Corp.	401,128	17,156,245
New Fortress Energy, Inc.	177,369	6,825,159
Noble Corp. PLC	293,021	13,519,989
NOV, Inc.	1,064,523	20,034,323
Ovintiv, Inc.	685,565	30,397,952
PBF Energy, Inc., Class A	296,637	13,170,683
Range Resources Corp.	652,509	21,206,543
Southwestern Energy Co. *	2,975,743	19,610,146
TechnipFMC PLC	1,183,545	24,523,052
Texas Pacific Land Corp.	16,812	28,108,823
Transocean Ltd. *	1,819,396	11,571,359
Valaris Ltd. *	171,656	11,775,602
Weatherford International PLC *	194,536	17,642,470
		490,378,442

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 6.7%
Agree Realty Corp.	260,438	15,420,534
American Homes 4 Rent, Class A	859,123	31,160,391
Americold Realty Trust, Inc.	685,721	19,357,904
Apartment Income REIT Corp.	402,412	12,523,061
Boston Properties, Inc.	390,093	22,207,995
Brixmor Property Group, Inc.	812,868	17,492,919
Camden Property Trust	288,465	26,036,851
CubeSmart	607,549	24,156,148
EastGroup Properties, Inc.	122,762	21,329,898
Equity LifeStyle Properties, Inc.	503,248	35,780,933
Federal Realty Investment Trust	198,083	18,934,754
First Industrial Realty Trust, Inc.	356,650	16,780,383
Gaming & Leisure Properties, Inc.	709,559	33,157,692
Healthcare Realty Trust, Inc.	1,030,388	15,734,025
Healthpeak Properties, Inc.	1,478,212	25,602,632
Host Hotels & Resorts, Inc.	1,922,488	33,585,865
Kilroy Realty Corp.	287,869	9,493,920
Kimco Realty Corp.	1,674,688	32,354,972
Lamar Advertising Co., Class A	236,752	23,980,610
Medical Properties Trust, Inc.	1,616,035	7,837,770
NET Lease Office Properties *	38,421	628,183
NNN REIT, Inc.	492,810	20,017,942
Omega Healthcare Investors, Inc.	661,854	21,013,865
Rayonier, Inc.	368,050	11,291,774
Regency Centers Corp.	443,925	27,869,612
Rexford Industrial Realty, Inc.	557,744	27,452,160
Spirit Realty Capital, Inc.	381,141	15,741,123
STAG Industrial, Inc.	485,864	17,418,224
UDR, Inc.	818,921	27,351,961
Vornado Realty Trust	431,993	10,169,115
WP Carey, Inc.	577,951	35,971,670
		657,854,886

Financial Services 6.6%
Affiliated Managers Group, Inc.	94,508	12,810,559
AGNC Investment Corp.	1,638,188	14,448,818
Ally Financial, Inc.	733,383	21,429,451
Annaly Capital Management, Inc.	1,334,715	24,118,300
Blackstone Mortgage Trust, Inc., Class A (a)	464,974	10,313,123
Blue Owl Capital, Inc.	1,094,478	14,753,564
Carlyle Group, Inc.	583,180	19,991,411
Cboe Global Markets, Inc.	285,069	51,936,721
Corebridge Financial, Inc.	544,440	11,449,573
Credit Acceptance Corp. *	17,324	7,917,068
Equitable Holdings, Inc.	882,274	27,076,989
Essent Group Ltd.	289,550	13,996,847
Euronet Worldwide, Inc. *	127,280	11,101,362
FactSet Research Systems, Inc.	103,059	46,733,134
Interactive Brokers Group, Inc., Class A	289,040	22,498,874
Invesco Ltd.	1,212,009	17,295,369
Jack Henry & Associates, Inc.	196,883	31,243,363
Janus Henderson Group PLC	358,154	9,380,053
Jefferies Financial Group, Inc.	477,477	16,921,785
Lazard Ltd., Class A	304,408	9,126,152
MarketAxess Holdings, Inc.	101,798	24,443,736
MGIC Investment Corp.	761,807	13,400,185
Morningstar, Inc.	70,301	19,920,491
OneMain Holdings, Inc.	324,738	13,736,417
Rithm Capital Corp.	1,303,577	13,531,129
Robinhood Markets, Inc., Class A *	1,480,330	13,026,904
SEI Investments Co.	272,096	15,963,872
SoFi Technologies, Inc. *	2,569,355	18,730,598
Starwood Property Trust, Inc.	803,740	15,970,314
Stifel Financial Corp.	282,458	17,235,587
Toast, Inc., Class A *	978,294	14,547,232
SECURITY	NUMBER OF SHARES	VALUE ($)
Tradeweb Markets, Inc., Class A	309,737	30,013,515
Voya Financial, Inc.	286,145	20,462,229
Western Union Co.	1,010,043	11,746,800
WEX, Inc. *	116,103	20,501,468
		657,772,993

Food, Beverage & Tobacco 2.8%
Boston Beer Co., Inc., Class A *	25,467	9,034,673
Bunge Global SA	406,980	44,714,893
Campbell Soup Co.	531,965	21,374,354
Celsius Holdings, Inc. *	398,885	19,748,796
Coca-Cola Consolidated, Inc.	12,678	9,312,244
Darling Ingredients, Inc. *	431,405	18,925,737
Flowers Foods, Inc.	518,801	10,796,249
Ingredion, Inc.	178,804	18,325,622
J M Smucker Co.	286,641	31,453,117
Lamb Weston Holdings, Inc.	393,896	39,401,417
Lancaster Colony Corp.	54,930	9,112,887
Molson Coors Beverage Co., Class B	501,455	30,859,541
Pilgrim's Pride Corp. *	108,152	2,764,365
Post Holdings, Inc. *	137,248	11,725,097
Seaboard Corp.	598	2,101,964
		279,650,956

Health Care Equipment & Services 3.6%
Acadia Healthcare Co., Inc. *	249,200	18,189,108
agilon health, Inc. *	809,179	8,593,481
Chemed Corp.	40,745	23,102,415
DaVita, Inc. *	145,247	14,736,761
DENTSPLY SIRONA, Inc.	571,979	18,160,333
Encompass Health Corp.	270,613	17,635,849
Ensign Group, Inc.	152,011	16,275,818
Envista Holdings Corp. *	441,791	10,024,238
Guardant Health, Inc. *	317,709	7,996,736
HealthEquity, Inc. *	231,178	15,493,550
Henry Schein, Inc. *	352,861	23,546,415
Inspire Medical Systems, Inc. *	79,340	11,528,895
Lantheus Holdings, Inc. *	184,518	13,215,179
Masimo Corp. *	119,748	11,227,572
Option Care Health, Inc. *	486,026	14,459,274
Penumbra, Inc. *	103,905	23,076,261
QuidelOrtho Corp. *	133,388	9,167,757
R1 RCM, Inc. *	531,856	5,627,036
Shockwave Medical, Inc. *	99,422	17,354,110
Teladoc Health, Inc. *	445,302	8,077,778
Teleflex, Inc.	126,962	28,654,054
Tenet Healthcare Corp. *	274,314	18,930,409
Universal Health Services, Inc., Class B	167,958	23,090,866
		358,163,895

Household & Personal Products 0.3%
Coty, Inc., Class A *	966,689	11,020,254
elf Beauty, Inc. *	147,334	17,398,672
Reynolds Consumer Products, Inc.	146,995	3,857,149
		32,276,075

Insurance 4.8%
American Financial Group, Inc.	178,598	20,429,825
Assurant, Inc.	143,319	24,080,458
Axis Capital Holdings Ltd.	209,124	11,782,046
CNA Financial Corp.	72,758	3,065,295
Erie Indemnity Co., Class A	67,436	19,936,779
Everest Group Ltd.	117,264	48,142,735
F&G Annuities & Life, Inc.	47,173	1,925,130
Fidelity National Financial, Inc.	698,552	31,323,072

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First American Financial Corp.	278,847	16,619,281
Globe Life, Inc.	234,926	28,926,439
Hanover Insurance Group, Inc.	96,394	11,981,774
Kinsale Capital Group, Inc.	59,456	20,815,546
Lincoln National Corp.	457,455	10,878,280
Loews Corp.	499,584	35,115,759
Old Republic International Corp.	715,573	20,973,445
Primerica, Inc.	96,713	20,262,341
Reinsurance Group of America, Inc.	178,889	29,169,640
RenaissanceRe Holdings Ltd.	138,281	29,641,915
RLI Corp.	108,552	14,719,651
Selective Insurance Group, Inc.	163,784	16,655,195
Unum Group	496,978	21,370,054
W R Berkley Corp.	549,631	39,875,729
		477,690,389

Materials 6.8%
Alcoa Corp.	481,238	12,926,053
AptarGroup, Inc.	177,388	22,508,763
Ashland, Inc.	138,208	11,045,583
ATI, Inc. *	347,842	15,287,656
Avery Dennison Corp.	217,711	42,344,789
Axalta Coating Systems Ltd. *	598,961	18,849,303
Berry Global Group, Inc.	318,824	21,080,643
Celanese Corp.	270,394	37,492,832
Cleveland-Cliffs, Inc. *	1,375,017	23,595,292
Commercial Metals Co.	315,957	14,322,331
Crown Holdings, Inc.	325,954	28,035,304
Eagle Materials, Inc.	95,815	17,347,306
Eastman Chemical Co.	320,319	26,852,342
FMC Corp.	337,367	18,103,113
Graphic Packaging Holding Co.	830,638	18,830,563
Huntsman Corp.	448,174	11,025,080
International Paper Co.	934,765	34,530,219
MP Materials Corp. *	388,719	6,168,971
Olin Corp.	339,742	16,015,438
Packaging Corp. of America	242,921	40,813,157
Reliance Steel & Aluminum Co.	158,206	43,547,784
Royal Gold, Inc.	177,471	21,615,968
RPM International, Inc.	348,656	35,887,162
Sealed Air Corp.	389,353	12,996,603
Sonoco Products Co.	265,002	14,617,510
Steel Dynamics, Inc.	420,667	50,114,060
U.S. Steel Corp.	601,709	21,601,353
Westlake Corp.	86,110	11,055,663
Westrock Co.	692,373	28,504,996
		677,115,837

Media & Entertainment 3.3%
Cable One, Inc.	12,277	6,532,346
Endeavor Group Holdings, Inc., Class A	508,156	12,353,272
IAC, Inc. *	187,977	8,990,940
Interpublic Group of Cos., Inc.	1,039,955	31,968,217
Liberty Media Corp.-Liberty Formula One, Class C *	620,138	39,477,985
Liberty Media Corp.-Liberty SiriusXM, Class C *	603,829	16,297,345
Match Group, Inc. *	751,498	24,333,505
New York Times Co., Class A	441,477	20,745,004
News Corp., Class A	1,354,070	29,843,703
Nexstar Media Group, Inc.	90,184	12,799,815
Paramount Global, Class B	1,335,932	19,197,343
Pinterest, Inc., Class A *	1,572,023	53,558,824
Roku, Inc. *	335,251	34,933,154
ZoomInfo Technologies, Inc. *	822,973	11,826,122
		322,857,575

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 5.6%
10X Genomics, Inc., Class A *	278,796	12,133,202
Alkermes PLC *	449,410	10,848,757
Apellis Pharmaceuticals, Inc. *	273,061	14,709,796
BioMarin Pharmaceutical, Inc. *	508,386	46,303,797
Bio-Rad Laboratories, Inc., Class A *	56,477	17,220,967
Bio-Techne Corp.	425,385	26,756,717
Bruker Corp.	266,145	17,323,378
Catalent, Inc. *	487,599	18,943,221
Charles River Laboratories International, Inc. *	138,522	27,299,916
CRISPR Therapeutics AG *	214,248	14,296,769
Elanco Animal Health, Inc. *	1,333,031	15,703,105
Exact Sciences Corp. *	488,095	31,238,080
Exelixis, Inc. *	859,354	18,742,511
Halozyme Therapeutics, Inc. *	357,022	13,784,619
Intra-Cellular Therapies, Inc. *	241,110	14,796,921
Ionis Pharmaceuticals, Inc. *	387,216	19,155,576
Jazz Pharmaceuticals PLC *	170,635	20,174,176
Karuna Therapeutics, Inc. *	96,570	18,465,150
Medpace Holdings, Inc. *	62,810	17,003,923
Mural Oncology PLC *	44,954	162,284
Natera, Inc. *	291,515	16,310,264
Neurocrine Biosciences, Inc. *	263,827	30,759,590
Organon & Co.	689,207	7,801,823
Perrigo Co. PLC	365,209	11,124,266
Repligen Corp. *	140,162	22,040,475
Roivant Sciences Ltd. *	873,474	8,350,411
Sarepta Therapeutics, Inc. *	252,133	20,493,370
Sotera Health Co. *	265,533	3,624,525
United Therapeutics Corp. *	126,802	30,432,480
Viatris, Inc.	3,240,688	29,749,516
		555,749,585

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc. *	128,822	20,034,397
Zillow Group, Inc., Class C *	564,274	23,101,378
		43,135,775

Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems, Inc. *	192,882	5,250,248
Amkor Technology, Inc.	278,498	7,845,289
Axcelis Technologies, Inc. *	88,498	10,998,531
Entegris, Inc.	405,541	42,338,480
Lattice Semiconductor Corp. *	372,514	21,810,695
MKS Instruments, Inc.	169,914	14,026,401
Onto Innovation, Inc. *	132,652	18,705,258
Power Integrations, Inc.	155,410	11,874,878
Qorvo, Inc. *	264,522	25,526,373
Rambus, Inc. *	295,040	19,965,357
Silicon Laboratories, Inc. *	85,975	9,059,186
SolarEdge Technologies, Inc. *	152,628	12,115,610
Universal Display Corp.	117,564	19,891,829
Wolfspeed, Inc. *	335,681	12,373,202
		231,781,337

Software & Services 6.2%
AppLovin Corp., Class A *	366,747	13,745,677
Aspen Technology, Inc. *	76,748	14,448,578
Bentley Systems, Inc., Class B	620,093	32,282,042
Bill Holdings, Inc. *	261,597	17,126,756
CCC Intelligent Solutions Holdings, Inc. *	630,540	7,364,707
Confluent, Inc., Class A *	571,495	12,127,124
DocuSign, Inc. *	546,876	23,570,356
Dolby Laboratories, Inc., Class A	161,133	13,878,385

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
DoubleVerify Holdings, Inc. *	370,861	12,312,585
Dropbox, Inc., Class A *	695,951	19,611,899
DXC Technology Co. *	553,344	12,798,847
Dynatrace, Inc. *	641,817	34,369,300
Elastic NV *	215,762	17,338,634
Five9, Inc. *	194,727	14,842,092
GoDaddy, Inc., Class A *	396,635	39,687,298
Guidewire Software, Inc. *	220,285	22,015,283
Informatica, Inc., Class A *	104,715	2,627,299
Manhattan Associates, Inc. *	166,613	37,163,030
Nutanix, Inc., Class A *	636,976	27,447,296
Okta, Inc. *	418,916	28,088,318
Procore Technologies, Inc. *	238,263	14,078,961
PTC, Inc. *	321,051	50,520,585
Qualys, Inc. *	99,191	18,334,464
Smartsheet, Inc., Class A *	361,449	15,318,209
SPS Commerce, Inc. *	99,095	17,072,087
Twilio, Inc., Class A *	489,312	31,648,700
Tyler Technologies, Inc. *	113,689	46,480,611
UiPath, Inc., Class A *	1,085,167	21,442,900
		617,742,023

Technology Hardware & Equipment 3.9%
Arrow Electronics, Inc. *	150,478	17,840,672
Ciena Corp. *	404,202	18,532,662
Cognex Corp.	465,038	17,531,933
Coherent Corp. *	350,930	12,910,715
Dell Technologies, Inc., Class C	684,633	51,943,106
F5, Inc. *	160,226	27,429,089
IPG Photonics Corp. *	80,624	7,720,554
Jabil, Inc.	353,594	40,776,460
Juniper Networks, Inc.	868,345	24,704,415
Littelfuse, Inc.	67,256	15,657,197
NetApp, Inc.	569,547	52,050,900
Novanta, Inc. *	96,910	13,997,680
Pure Storage, Inc., Class A *	780,994	26,014,910
TD SYNNEX Corp.	139,981	13,807,726
Ubiquiti, Inc.	11,273	1,265,507
Western Digital Corp. *	864,349	41,756,700
		383,940,226

Telecommunication Services 0.4%
Frontier Communications Parent, Inc. *	599,065	13,113,533
GCI Liberty, Inc. *(b)	1,240	0
Iridium Communications, Inc.	338,523	12,897,726
Liberty Global Ltd., Class C *	1,026,517	17,286,546
		43,297,805

Transportation 2.2%
Alaska Air Group, Inc. *	343,079	12,971,817
American Airlines Group, Inc. *	1,766,302	21,955,134
Avis Budget Group, Inc. *	53,318	9,749,196
CH Robinson Worldwide, Inc.	314,567	25,810,222
GXO Logistics, Inc. *	321,594	18,092,878
Hertz Global Holdings, Inc. *	359,625	2,999,273
Joby Aviation, Inc. *	992,381	5,914,591
Knight-Swift Transportation Holdings, Inc.	436,045	23,450,500
Landstar System, Inc.	97,214	16,783,997
Lyft, Inc., Class A *	917,152	10,758,193
Saia, Inc. *	71,690	27,987,059
SECURITY	NUMBER OF SHARES	VALUE ($)
U-Haul Holding Co. *	25,980	1,470,728
U-Haul Holding Co., Non Voting Shares	267,435	14,481,605
XPO, Inc. *	313,306	27,032,042
		219,457,235

Utilities 2.8%
AES Corp.	1,809,086	31,134,370
Alliant Energy Corp.	682,753	34,526,819
Black Hills Corp.	180,966	9,336,036
Essential Utilities, Inc.	657,719	23,421,374
IDACORP, Inc.	136,996	13,220,114
National Fuel Gas Co.	247,615	12,576,366
NiSource, Inc.	1,116,464	28,626,137
NRG Energy, Inc.	618,994	29,612,673
OGE Energy Corp.	541,104	18,965,695
Pinnacle West Capital Corp.	306,241	22,949,701
Portland General Electric Co.	272,607	11,193,243
UGI Corp.	566,843	12,464,878
Vistra Corp.	933,457	33,053,712
		281,081,118
Total Common Stocks (Cost $8,800,121,781)		9,885,934,842

SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)	7,298,866	7,298,866
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)(d)	25,674,960	25,674,960
		32,973,826
Total Short-Term Investments (Cost $32,973,826)		32,973,826
Total Investments in Securities (Cost $8,833,095,607)		9,918,908,668

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/15/23	73	18,743,480	569,705

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $23,844,317.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,842,637,037	$—	$—	$9,842,637,037
Telecommunication Services	43,297,805	—	0 *	43,297,805
Short-Term Investments[1]	32,973,826	—	—	32,973,826
Futures Contracts[2]	569,705	—	—	569,705
Total	$9,919,478,373	$—	$0	$9,919,478,373

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	424,649	13,673,698
American Axle & Manufacturing Holdings, Inc. *	535,530	3,727,289
Atmus Filtration Technologies, Inc. *(a)	63,405	1,387,301
Canoo, Inc. *(a)	1,931,987	598,916
Dana, Inc.	582,320	7,692,447
Dorman Products, Inc. *	128,422	9,251,521
Faraday Future Intelligent Electric, Inc. *(a)	79,064	30,598
Fisker, Inc. *(a)	862,516	1,362,775
Fox Factory Holding Corp. *	191,859	11,993,106
Garrett Motion, Inc. *	683,755	5,059,787
Gentherm, Inc. *	149,859	6,881,525
Goodyear Tire & Rubber Co. *	1,285,277	17,852,498
Harley-Davidson, Inc.	584,329	17,524,027
Holley, Inc. *	227,871	941,107
LCI Industries	114,998	12,478,433
Luminar Technologies, Inc. *(a)	1,175,974	2,939,935
Mobileye Global, Inc., Class A *	346,142	14,209,129
Modine Manufacturing Co. *	237,985	11,708,862
Mullen Automotive, Inc. *(a)	2,181,594	331,602
Patrick Industries, Inc.	94,721	7,770,911
Phinia, Inc.	213,747	5,450,548
QuantumScape Corp. *	1,541,974	9,776,115
Solid Power, Inc. *(a)	552,473	778,987
Standard Motor Products, Inc.	85,751	3,084,463
Stoneridge, Inc. *	123,460	1,975,360
Thor Industries, Inc.	242,304	24,005,057
Visteon Corp. *	127,901	15,178,012
Winnebago Industries, Inc.	136,809	8,841,966
Workhorse Group, Inc. *	963,492	358,130
XPEL, Inc. *	96,875	4,427,188
		221,291,293

Banks 7.1%
1st Source Corp.	77,803	3,760,219
Amerant Bancorp, Inc.	120,819	2,502,161
Ameris Bancorp	295,525	12,583,454
Arrow Financial Corp.	78,040	1,923,686
Associated Banc-Corp.	686,081	12,171,077
Atlantic Union Bankshares Corp.	339,438	10,376,620
Axos Financial, Inc. *	237,658	9,095,172
Banc of California, Inc.	235,123	2,718,022
BancFirst Corp.	65,861	5,705,538
Bancorp, Inc. *	245,660	9,583,197
Bank First Corp.	39,049	3,153,597
Bank of Hawaii Corp. (a)	179,922	10,448,070
Bank of Marin Bancorp	66,878	1,286,064
Bank OZK	476,833	19,960,229
SECURITY	NUMBER OF SHARES	VALUE ($)
BankUnited, Inc.	337,178	9,302,741
Banner Corp.	155,674	7,027,124
Berkshire Hills Bancorp, Inc.	200,859	4,203,979
Brookline Bancorp, Inc.	405,232	3,861,861
Byline Bancorp, Inc.	129,301	2,584,727
Cadence Bank	829,846	20,787,642
Camden National Corp.	66,189	2,233,879
Capitol Federal Financial, Inc.	580,230	3,127,440
Cathay General Bancorp	328,309	12,042,374
Central Pacific Financial Corp.	120,923	2,124,617
Citizens Financial Services, Inc. (a)	20,061	1,142,273
City Holding Co.	68,117	6,557,624
Columbia Banking System, Inc.	947,075	21,242,892
Columbia Financial, Inc. *	127,571	2,098,543
Community Bank System, Inc.	243,628	10,807,338
Community Trust Bancorp, Inc.	69,210	2,753,866
ConnectOne Bancorp, Inc.	167,282	3,288,764
CrossFirst Bankshares, Inc. *	191,969	2,153,892
Customers Bancorp, Inc. *	128,085	5,772,791
CVB Financial Corp.	599,159	10,712,963
Dime Community Bancshares, Inc.	158,187	3,179,559
Eagle Bancorp, Inc.	134,262	3,187,380
Eastern Bankshares, Inc.	711,137	8,505,198
Enterprise Financial Services Corp.	169,720	6,654,721
FB Financial Corp.	159,640	5,357,518
Financial Institutions, Inc.	72,200	1,253,392
First BanCorp	811,211	12,168,165
First Bancorp/Southern Pines NC	186,630	5,848,984
First Bancshares, Inc.	127,966	3,282,328
First Busey Corp.	236,417	5,130,249
First Commonwealth Financial Corp.	465,113	6,218,561
First Community Bankshares, Inc.	74,995	2,449,337
First Financial Bancorp	430,716	8,704,770
First Financial Bankshares, Inc.	582,910	15,301,387
First Financial Corp.	48,212	1,844,109
First Foundation, Inc.	239,392	1,407,625
First Hawaiian, Inc.	580,595	11,408,692
First Interstate BancSystem, Inc., Class A	375,646	9,725,475
First Merchants Corp.	270,567	8,298,290
First Mid Bancshares, Inc.	85,695	2,655,688
First of Long Island Corp.	99,234	1,129,283
Flushing Financial Corp.	130,388	1,842,382
FNB Corp.	1,625,972	19,495,404
Fulton Financial Corp.	742,560	10,566,629
German American Bancorp, Inc.	135,043	3,891,939
Glacier Bancorp, Inc.	502,691	16,905,498
Great Southern Bancorp, Inc.	39,468	2,005,369
Hancock Whitney Corp.	390,766	16,119,097
Hanmi Financial Corp.	136,993	2,279,563
HarborOne Bancorp, Inc.	181,681	2,003,941
HBT Financial, Inc.	58,309	1,093,294
Heartland Financial USA, Inc.	176,586	5,461,805
Heritage Commerce Corp.	273,481	2,321,854
Heritage Financial Corp.	160,862	2,866,561
Hilltop Holdings, Inc.	209,855	6,180,230

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Home BancShares, Inc.	853,700	18,935,066
HomeStreet, Inc.	84,061	567,412
Hope Bancorp, Inc.	545,803	5,348,869
Horizon Bancorp, Inc.	175,781	1,914,255
Independent Bank Corp.	199,735	11,388,890
Independent Bank Group, Inc.	163,098	6,308,631
International Bancshares Corp.	241,392	10,831,259
Kearny Financial Corp.	298,783	2,360,386
Lakeland Bancorp, Inc.	297,239	3,682,791
Lakeland Financial Corp.	115,489	6,415,414
Live Oak Bancshares, Inc.	149,711	5,030,290
Luther Burbank Corp. *	41,941	359,434
Mercantile Bank Corp.	66,005	2,269,912
Metrocity Bankshares, Inc.	80,186	1,602,116
Midland States Bancorp, Inc.	97,460	2,200,647
National Bank Holdings Corp., Class A	171,491	5,660,918
NBT Bancorp, Inc.	214,018	7,604,060
Nicolet Bankshares, Inc.	58,487	4,308,152
Northfield Bancorp, Inc.	176,670	1,685,432
Northwest Bancshares, Inc.	576,683	6,424,249
OceanFirst Financial Corp.	271,716	3,765,984
OFG Bancorp	213,919	7,179,122
Old National Bancorp	1,329,145	19,790,969
Old Second Bancorp, Inc.	180,507	2,543,344
Origin Bancorp, Inc.	132,224	4,200,756
Pacific Premier Bancorp, Inc.	434,017	9,774,063
PacWest Bancorp	541,169	4,080,414
Park National Corp.	65,177	7,234,647
Pathward Financial, Inc.	119,297	5,915,938
Peapack-Gladstone Financial Corp.	71,224	1,769,204
Peoples Bancorp, Inc.	152,794	4,496,727
Pinnacle Financial Partners, Inc.	348,749	25,308,715
Popular, Inc.	327,110	24,137,447
Preferred Bank	59,739	3,681,715
Premier Financial Corp.	163,851	3,272,104
Prosperity Bancshares, Inc.	425,761	25,677,646
Provident Financial Services, Inc.	343,461	5,227,476
QCR Holdings, Inc.	76,387	3,794,906
Renasant Corp.	254,605	6,935,440
Republic Bancorp, Inc., Class A	39,655	1,861,802
S&T Bancorp, Inc.	174,017	4,870,736
Sandy Spring Bancorp, Inc.	204,151	4,495,405
Seacoast Banking Corp. of Florida	385,294	8,954,233
ServisFirst Bancshares, Inc.	222,716	11,394,151
Simmons First National Corp., Class A	571,274	9,134,671
Southside Bancshares, Inc.	132,634	3,638,151
SouthState Corp.	345,214	25,563,097
Stellar Bancorp, Inc.	213,501	5,094,134
Stock Yards Bancorp, Inc.	122,681	5,412,686
Synovus Financial Corp.	662,248	20,390,616
Texas Capital Bancshares, Inc. *	218,253	11,977,725
TFS Financial Corp.	229,016	3,025,301
Tompkins Financial Corp.	57,127	3,026,017
Towne Bank	311,748	8,186,502
TriCo Bancshares	151,276	5,206,920
Triumph Financial, Inc.	98,234	6,667,142
TrustCo Bank Corp.	87,604	2,351,291
Trustmark Corp.	277,225	6,351,225
UMB Financial Corp.	198,266	14,207,742
United Bankshares, Inc.	613,173	20,302,158
United Community Banks, Inc.	539,677	13,303,038
Univest Financial Corp.	135,511	2,559,803
Valley National Bancorp	1,934,357	17,602,649
Veritex Holdings, Inc.	246,848	4,724,671
WaFd, Inc.	293,246	7,838,466
Washington Trust Bancorp, Inc.	76,259	2,039,166
WesBanco, Inc.	269,239	7,167,142
SECURITY	NUMBER OF SHARES	VALUE ($)
Westamerica BanCorp	121,022	6,137,026
Wintrust Financial Corp.	277,584	23,780,621
WSFS Financial Corp.	276,354	10,658,974
		1,007,446,774

Capital Goods 11.4%
374Water, Inc. *	218,886	251,719
3D Systems Corp. *	612,565	3,271,097
AAON, Inc.	307,522	19,250,877
AAR Corp. *	150,401	10,422,789
AeroVironment, Inc. *	118,921	16,364,719
Air Lease Corp.	469,393	18,207,754
Alamo Group, Inc.	46,777	8,592,935
Albany International Corp., Class A	141,802	12,169,448
Allison Transmission Holdings, Inc.	405,743	21,699,136
Ameresco, Inc., Class A *	146,860	4,399,926
American Woodmark Corp. *	74,540	5,396,696
Amprius Technologies, Inc. *(a)	77,369	317,987
API Group Corp. *	931,334	28,265,987
Apogee Enterprises, Inc.	100,704	4,541,750
Applied Industrial Technologies, Inc.	175,222	28,047,785
Archer Aviation, Inc., Class A *(a)	681,797	4,077,146
Arcosa, Inc.	221,144	16,408,885
Argan, Inc.	56,723	2,645,561
Armstrong World Industries, Inc.	202,859	17,204,472
Array Technologies, Inc. *	642,281	9,936,087
Astec Industries, Inc.	102,143	3,175,626
Atkore, Inc. *	171,739	22,308,896
AZEK Co., Inc. *	678,451	23,399,775
AZZ, Inc.	113,825	5,596,775
Babcock & Wilcox Enterprises, Inc. *	263,216	373,767
Barnes Group, Inc.	230,516	6,081,012
Beacon Roofing Supply, Inc. *	240,135	19,297,249
Blink Charging Co. *(a)	255,584	822,980
Bloom Energy Corp., Class A *(a)	947,879	13,687,373
Blue Bird Corp. *	77,906	1,486,446
BlueLinx Holdings, Inc. *	41,234	3,622,407
Boise Cascade Co.	179,924	19,665,693
BWX Technologies, Inc.	415,143	32,393,608
Cadre Holdings, Inc.	80,953	2,606,687
ChargePoint Holdings, Inc. *(a)	1,358,209	2,526,269
Chart Industries, Inc. *	190,313	24,746,399
Columbus McKinnon Corp.	130,911	4,571,412
Comfort Systems USA, Inc.	162,456	31,448,232
Construction Partners, Inc., Class A *	199,372	8,365,649
Core & Main, Inc., Class A *	551,702	19,326,121
Crane Co.	221,539	23,412,241
CSW Industrials, Inc.	70,606	12,520,562
Custom Truck One Source, Inc. *	275,476	1,600,516
Desktop Metal, Inc., Class A *(a)	1,110,157	776,777
Distribution Solutions Group, Inc. *	48,179	1,226,637
Douglas Dynamics, Inc.	103,133	2,817,594
Ducommun, Inc. *	62,118	3,129,505
DXP Enterprises, Inc. *	61,621	1,804,263
Dycom Industries, Inc. *	133,394	13,855,635
Encore Wire Corp.	76,267	14,056,008
Energy Recovery, Inc. *	257,186	4,901,965
Energy Vault Holdings, Inc. *	352,663	811,125
Enerpac Tool Group Corp.	254,487	6,947,495
EnerSys	185,958	16,453,564
Enovix Corp. *(a)	604,014	6,686,435
Enpro Industries, Inc.	95,076	12,210,611
Esab Corp.	257,520	19,867,668
ESCO Technologies, Inc.	117,078	12,290,848
ESS Tech, Inc. *(a)	301,277	352,494
Eve Holding, Inc. *(a)	132,774	937,384
Federal Signal Corp.	276,455	19,058,808
Flowserve Corp.	594,565	22,748,057

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fluence Energy, Inc. *	184,834	4,635,637
Fluor Corp. *	651,343	24,770,574
Franklin Electric Co., Inc.	180,413	16,056,757
FTAI Aviation Ltd.	451,980	18,626,096
FTC Solar, Inc. *	291,414	189,419
FuelCell Energy, Inc. *(a)	1,827,378	2,229,401
Gates Industrial Corp. PLC *	599,610	7,351,219
GATX Corp.	160,390	17,482,510
Gibraltar Industries, Inc. *	137,784	9,257,707
Global Industrial Co.	58,024	2,066,235
GMS, Inc. *	185,401	12,540,524
Gorman-Rupp Co.	109,974	3,472,979
GrafTech International Ltd.	865,169	2,136,967
Granite Construction, Inc.	198,736	9,131,919
Great Lakes Dredge & Dock Corp. *	298,373	2,005,067
Greenbrier Cos., Inc.	140,577	5,301,159
Griffon Corp.	185,605	8,636,201
H&E Equipment Services, Inc.	145,318	6,439,041
Hayward Holdings, Inc. *	571,502	6,738,009
Helios Technologies, Inc.	149,713	5,745,985
Herc Holdings, Inc.	128,303	15,865,949
Hexcel Corp.	383,604	26,587,593
Hillenbrand, Inc.	317,755	12,309,829
Hillman Solutions Corp. *	884,672	6,475,799
Hyliion Holdings Corp. *	591,772	336,541
Hyster-Yale Materials Handling, Inc.	47,969	2,286,682
Hyzon Motors, Inc. *(a)	387,764	422,663
IES Holdings, Inc. *	37,154	2,599,665
Insteel Industries, Inc.	87,484	2,976,206
Janus International Group, Inc. *	415,630	4,384,896
JELD-WEN Holding, Inc. *	386,677	6,179,098
John Bean Technologies Corp.	144,437	14,920,342
Kadant, Inc.	53,113	13,842,310
Kaman Corp.	126,470	2,563,547
Kennametal, Inc.	360,929	8,413,255
Kratos Defense & Security Solutions, Inc. *	582,951	11,105,217
Leonardo DRS, Inc. *	320,230	5,901,839
Lindsay Corp.	49,943	5,958,699
Manitowoc Co., Inc. *	157,094	2,251,157
Markforged Holding Corp. *	513,623	380,081
Masonite International Corp. *	99,644	8,853,369
MasTec, Inc. *	273,864	16,607,113
Masterbrand, Inc. *	579,583	7,778,004
McGrath RentCorp	111,397	11,327,961
MDU Resources Group, Inc.	922,970	17,665,646
Mercury Systems, Inc. *	232,023	7,956,069
Microvast Holdings, Inc. *(a)	994,853	1,163,978
Moog, Inc., Class A	130,110	18,216,701
MRC Global, Inc. *	383,437	3,964,739
MSC Industrial Direct Co., Inc., Class A	214,997	20,945,008
Mueller Industries, Inc.	515,578	21,411,954
Mueller Water Products, Inc., Class A	708,501	9,415,978
MYR Group, Inc. *	75,593	9,405,281
National Presto Industries, Inc.	23,606	1,763,840
Net Power, Inc. *(a)	108,961	989,366
NEXTracker, Inc., Class A *	221,905	9,018,219
Nikola Corp. *(a)	3,251,640	3,161,895
NOW, Inc. *	485,993	4,845,350
Omega Flex, Inc.	14,932	1,053,005
Oshkosh Corp.	296,703	28,866,235
PGT Innovations, Inc. *	264,493	8,514,030
Powell Industries, Inc.	41,872	3,482,075
Preformed Line Products Co.	12,945	1,613,076
Primoris Services Corp.	241,880	7,343,477
Proto Labs, Inc. *	119,103	4,311,529
Quanex Building Products Corp.	148,165	4,562,000
RBC Bearings, Inc. *	131,861	33,985,854
SECURITY	NUMBER OF SHARES	VALUE ($)
Resideo Technologies, Inc. *	667,624	10,969,062
REV Group, Inc.	136,090	2,148,861
Rocket Lab USA, Inc. *	1,185,828	5,193,927
Rush Enterprises, Inc., Class A	284,443	11,283,854
Rush Enterprises, Inc., Class B	40,823	1,780,291
SES AI Corp. *(a)	656,328	1,397,979
Shoals Technologies Group, Inc., Class A *	768,619	10,645,373
Shyft Group, Inc.	143,977	1,593,825
Simpson Manufacturing Co., Inc.	193,808	32,360,122
SiteOne Landscape Supply, Inc. *	204,612	28,813,462
Southland Holdings, Inc. *(a)	25,831	138,196
Spirit AeroSystems Holdings, Inc., Class A *	519,952	14,293,480
SPX Technologies, Inc. *	206,633	17,627,861
Standex International Corp.	53,726	7,189,613
Stem, Inc. *(a)	664,633	1,907,497
Sterling Infrastructure, Inc. *	140,496	8,922,901
SunPower Corp. *(a)	385,420	1,599,493
Sunrun, Inc. *	988,220	12,748,038
Symbotic, Inc. *(a)	73,871	3,906,298
Tecnoglass, Inc.	92,087	3,209,232
Tennant Co.	84,272	7,215,369
Terex Corp.	305,598	15,127,101
Terran Orbital Corp. *	408,250	330,682
Thermon Group Holdings, Inc. *	153,652	4,632,608
Tigo Energy, Inc. *	28,327	61,753
Timken Co.	296,366	21,456,898
Titan International, Inc. *	230,978	3,018,882
Titan Machinery, Inc. *	90,611	2,071,367
TPI Composites, Inc. *(a)	204,266	431,001
Transcat, Inc. *	35,747	3,502,491
Trinity Industries, Inc.	370,629	9,250,900
Triumph Group, Inc. *	350,966	3,927,310
Tutor Perini Corp. *	190,801	1,597,004
UFP Industries, Inc.	280,981	30,803,947
V2X, Inc. *	51,595	2,187,628
Valmont Industries, Inc.	95,310	20,927,217
Velo3D, Inc. *(a)	412,575	399,620
Vicor Corp. *	102,659	3,754,240
Virgin Galactic Holdings, Inc. *(a)	1,499,060	3,342,904
Wabash National Corp.	214,321	4,697,916
Watts Water Technologies, Inc., Class A	124,436	23,955,174
Xometry, Inc., Class A *	186,734	4,571,248
Zurn Elkay Water Solutions Corp., Class C	642,581	18,917,585
		1,618,148,060

Commercial & Professional Services 4.4%
ABM Industries, Inc.	300,503	12,317,618
ACCO Brands Corp.	425,451	2,288,926
ACV Auctions, Inc., Class A *	612,081	9,566,826
Alight, Inc., Class A *	1,642,507	12,565,179
ASGN, Inc. *	219,762	19,611,561
Barrett Business Services, Inc.	30,767	3,382,832
Blacksky Technology, Inc. *(a)	371,999	491,039
Brady Corp., Class A	207,729	11,688,911
BrightView Holdings, Inc. *	171,001	1,306,448
Brink's Co.	210,568	16,613,815
Casella Waste Systems, Inc., Class A *	258,562	20,912,495
CBIZ, Inc. *	226,190	13,094,139
Cimpress PLC *	80,285	5,659,290
Clarivate PLC *	1,995,411	15,484,389
Concentrix Corp.	195,865	18,409,351
Conduent, Inc. *	767,175	2,332,212

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CoreCivic, Inc. *	515,336	7,456,912
CRA International, Inc.	32,042	3,036,620
CSG Systems International, Inc.	137,814	6,779,071
Deluxe Corp.	199,165	3,642,728
Driven Brands Holdings, Inc. *	283,599	3,729,327
Dun & Bradstreet Holdings, Inc.	1,059,233	11,217,277
Ennis, Inc.	119,000	2,526,370
Enviri Corp. *	358,032	2,112,389
ExlService Holdings, Inc. *	751,956	21,332,992
Exponent, Inc.	230,332	17,726,351
First Advantage Corp.	232,583	3,607,362
FiscalNote Holdings, Inc. *(a)	311,479	317,709
Forrester Research, Inc. *	51,545	1,246,358
Franklin Covey Co. *	50,904	1,979,147
FTI Consulting, Inc. *	154,435	34,046,740
GEO Group, Inc. *	573,942	5,825,511
Healthcare Services Group, Inc. *	339,843	3,299,875
Heidrick & Struggles International, Inc.	91,899	2,497,815
HireRight Holdings Corp. *	52,609	691,808
HNI Corp.	210,853	8,238,027
Huron Consulting Group, Inc. *	86,098	8,968,829
ICF International, Inc.	78,754	11,021,622
Insperity, Inc.	164,192	18,676,840
Interface, Inc.	260,606	2,634,727
Kelly Services, Inc., Class A	147,002	3,056,172
Kforce, Inc.	85,955	5,991,063
Korn Ferry	243,478	12,597,552
LanzaTech Global, Inc. *(a)	360,586	1,528,885
Legalzoom.com, Inc. *	547,005	6,306,968
Liquidity Services, Inc. *	100,396	1,923,587
ManpowerGroup, Inc.	224,622	16,669,199
Matthews International Corp., Class A	138,375	4,725,506
Maximus, Inc.	275,736	23,021,199
MillerKnoll, Inc.	342,951	8,848,136
Montrose Environmental Group, Inc. *	126,767	3,964,004
MSA Safety, Inc.	167,521	29,172,107
NV5 Global, Inc. *	57,772	5,620,060
OPENLANE, Inc. *	496,423	7,257,704
Parsons Corp. *	186,030	11,587,809
Paycor HCM, Inc. *	288,497	6,119,021
Pitney Bowes, Inc.	701,775	2,835,171
Planet Labs PBC *	847,052	2,058,336
Resources Connection, Inc.	143,775	1,955,340
Science Applications International Corp.	243,481	28,587,104
SP Plus Corp. *	88,546	4,529,128
Steelcase, Inc., Class A	426,166	5,246,103
Stericycle, Inc. *	419,274	19,693,300
Sterling Check Corp. *	133,903	1,695,212
TriNet Group, Inc. *	150,909	17,494,880
TrueBlue, Inc. *	138,692	1,933,366
TTEC Holdings, Inc.	84,661	1,584,854
UniFirst Corp.	68,718	11,860,727
Upwork, Inc. *	563,847	7,944,604
Verra Mobility Corp. *	769,144	15,444,411
Viad Corp. *	95,666	3,185,678
VSE Corp.	59,709	3,608,215
		626,382,839

Consumer Discretionary Distribution & Retail 3.2%
1-800-Flowers.com, Inc., Class A *	131,923	1,164,880
Aaron's Co., Inc.	143,168	1,261,310
Abercrombie & Fitch Co., Class A *	227,083	17,233,329
Academy Sports & Outdoors, Inc.	346,604	17,631,745
Advance Auto Parts, Inc.	269,672	13,696,641
SECURITY	NUMBER OF SHARES	VALUE ($)
American Eagle Outfitters, Inc.	841,571	16,015,096
America's Car-Mart, Inc. *	26,740	2,135,724
Arhaus, Inc. *	183,771	1,712,746
Arko Corp.	324,526	2,427,454
Asbury Automotive Group, Inc. *	93,339	19,584,389
AutoNation, Inc. *	121,710	16,463,712
BARK, Inc. *	509,230	418,485
Beyond, Inc. *	206,793	3,974,561
Big Lots, Inc. (a)	121,852	642,160
Boot Barn Holdings, Inc. *	135,807	9,951,937
Buckle, Inc.	135,476	5,223,955
Caleres, Inc.	155,792	4,729,845
Camping World Holdings, Inc., Class A	191,184	4,041,630
CarParts.com, Inc. *	234,307	716,979
Carvana Co. *	435,462	13,638,670
Chewy, Inc., Class A *	525,972	9,162,432
Chico's FAS, Inc. *	562,829	4,243,731
Children's Place, Inc. *	55,880	1,271,270
Designer Brands, Inc., Class A	221,164	2,574,349
Dillard's, Inc., Class A (a)	15,880	5,511,789
Foot Locker, Inc.	370,189	9,969,190
Gap, Inc.	969,532	19,458,507
Genesco, Inc. *	52,486	1,961,402
Group 1 Automotive, Inc.	63,862	18,015,470
Groupon, Inc. *(a)	88,137	996,829
GrowGeneration Corp. *	268,563	714,378
Guess?, Inc.	122,601	2,699,674
Haverty Furniture Cos., Inc.	61,822	1,937,501
Hibbett, Inc.	58,296	3,646,415
Kohl's Corp.	502,723	11,788,854
Lands' End, Inc. *	51,261	361,903
Leslie's, Inc. *	840,740	4,144,848
Macy's, Inc.	1,236,213	19,606,338
MarineMax, Inc. *	89,382	2,666,265
Monro, Inc.	143,329	4,145,075
Murphy USA, Inc.	88,602	32,742,869
National Vision Holdings, Inc. *	355,174	6,552,960
Nordstrom, Inc.	439,934	6,871,769
ODP Corp. *	153,468	6,990,467
Ollie's Bargain Outlet Holdings, Inc. *	279,869	20,506,002
Petco Health & Wellness Co., Inc. *	376,632	1,137,429
PetMed Express, Inc.	99,133	686,992
Qurate Retail, Inc. *	1,644,991	1,269,933
Revolve Group, Inc. *	183,310	2,441,689
Sally Beauty Holdings, Inc. *	491,061	4,748,560
Savers Value Village, Inc. *	100,556	1,513,368
Shoe Carnival, Inc.	81,552	1,980,898
Signet Jewelers Ltd.	205,981	16,927,519
Sleep Number Corp. *	94,814	961,414
Sonic Automotive, Inc., Class A	72,785	3,731,687
Sportsman's Warehouse Holdings, Inc. *	175,454	847,443
Stitch Fix, Inc., Class A *	396,005	1,481,059
Torrid Holdings, Inc. *(a)	45,682	175,419
Upbound Group, Inc.	208,687	6,072,792
Urban Outfitters, Inc. *	255,918	9,136,273
Valvoline, Inc.	629,335	21,548,430
Victoria's Secret & Co. *	350,123	9,435,815
Warby Parker, Inc., Class A *	343,608	3,576,959
Winmark Corp.	13,028	5,602,040
Zumiez, Inc. *	73,054	1,379,259
		445,860,513

Consumer Durables & Apparel 4.3%
Acushnet Holdings Corp.	138,789	7,841,579
AMMO, Inc. *(a)	390,683	796,993
Beazer Homes USA, Inc. *	134,516	3,539,116

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Brunswick Corp.	317,227	25,019,694
Capri Holdings Ltd. *	526,406	25,499,107
Carter's, Inc.	169,389	11,550,636
Cavco Industries, Inc. *	36,484	10,316,946
Century Communities, Inc.	129,066	9,310,821
Columbia Sportswear Co.	158,020	12,377,707
Crocs, Inc. *	279,889	29,559,077
Dream Finders Homes, Inc., Class A *	102,876	2,504,002
Ethan Allen Interiors, Inc.	102,512	2,751,422
Figs, Inc., Class A *	559,519	4,062,108
Funko, Inc., Class A *	159,266	1,032,044
G-III Apparel Group Ltd. *	184,868	5,318,652
GoPro, Inc., Class A *	584,066	2,108,478
Green Brick Partners, Inc. *	115,714	5,490,629
Hanesbrands, Inc. *	1,587,069	5,776,931
Helen of Troy Ltd. *	109,559	11,506,982
Installed Building Products, Inc.	107,037	16,110,139
iRobot Corp. *	125,822	4,543,432
Johnson Outdoors, Inc., Class A	29,561	1,553,135
KB Home	352,208	18,350,037
Kontoor Brands, Inc.	225,771	12,410,632
Latham Group, Inc. *	168,636	381,117
La-Z-Boy, Inc.	196,747	6,923,527
Leggett & Platt, Inc.	603,954	13,812,428
Levi Strauss & Co., Class A	452,578	7,010,433
LGI Homes, Inc. *	93,190	11,002,943
M/I Homes, Inc. *	126,403	13,336,781
Malibu Boats, Inc., Class A *	93,986	4,157,941
Mattel, Inc. *	1,606,765	30,528,535
MDC Holdings, Inc.	269,693	11,936,612
Meritage Homes Corp.	166,707	23,555,699
Movado Group, Inc.	70,049	1,831,781
Newell Brands, Inc.	1,730,740	13,205,546
Oxford Industries, Inc.	67,136	6,071,108
Peloton Interactive, Inc., Class A *	1,523,102	8,620,757
Purple Innovation, Inc.	244,805	151,877
PVH Corp.	284,392	27,807,850
Ralph Lauren Corp.	183,342	23,720,788
Skechers USA, Inc., Class A *	609,932	35,931,094
Skyline Champion Corp. *	241,218	14,518,911
Smith & Wesson Brands, Inc.	211,912	2,913,790
Snap One Holdings Corp. *	80,125	572,894
Solo Brands, Inc., Class A *	132,894	692,378
Sonos, Inc. *	582,458	8,795,116
Steven Madden Ltd.	320,179	12,141,188
Sturm Ruger & Co., Inc.	80,607	3,543,484
Taylor Morrison Home Corp. *	496,434	22,389,173
Topgolf Callaway Brands Corp. *	648,061	7,945,228
Traeger, Inc. *	305,580	684,499
Tri Pointe Homes, Inc. *	449,854	13,126,740
Tupperware Brands Corp. *(a)	167,086	287,388
Under Armour, Inc., Class A *	1,717,145	13,977,560
Vista Outdoor, Inc. *	263,115	7,422,474
Vizio Holding Corp., Class A *	447,753	2,999,945
Wolverine World Wide, Inc.	357,074	3,060,124
YETI Holdings, Inc. *	392,917	16,753,981
		601,141,989

Consumer Services 4.5%
2U, Inc. *	374,521	367,929
Accel Entertainment, Inc. *	257,309	2,609,113
Adtalem Global Education, Inc. *	187,940	10,706,942
Bally's Corp. *	131,349	1,513,140
BJ's Restaurants, Inc. *	107,945	3,230,794
Bloomin' Brands, Inc.	394,506	9,207,770
Bowlero Corp., Class A *(a)	207,473	2,132,822
Boyd Gaming Corp.	322,748	19,058,269
SECURITY	NUMBER OF SHARES	VALUE ($)
Bright Horizons Family Solutions, Inc. *	262,133	22,920,909
Brinker International, Inc. *	200,917	7,235,021
Carriage Services, Inc.	61,449	1,388,133
Cava Group, Inc. *(a)	66,090	2,247,721
Cheesecake Factory, Inc.	214,188	6,714,794
Chegg, Inc. *	524,972	5,212,972
Choice Hotels International, Inc. (a)	114,471	12,623,862
Chuy's Holdings, Inc. *	81,001	2,851,235
Coursera, Inc. *	468,083	9,244,639
Cracker Barrel Old Country Store, Inc.	100,447	6,743,007
Dave & Buster's Entertainment, Inc. *	156,099	6,406,303
Denny's Corp. *	248,888	2,361,947
Dine Brands Global, Inc.	70,980	3,085,501
Duolingo, Inc. *	160,540	34,081,037
Dutch Bros, Inc., Class A *(a)	236,005	6,308,414
El Pollo Loco Holdings, Inc. *	120,735	1,003,308
European Wax Center, Inc., Class A *	158,070	2,257,240
Everi Holdings, Inc. *	401,113	4,191,631
First Watch Restaurant Group, Inc. *	106,972	1,934,054
Frontdoor, Inc. *	365,448	12,545,830
Global Business Travel Group I *(a)	207,760	1,292,267
Golden Entertainment, Inc.	98,885	3,524,261
Graham Holdings Co., Class B	16,729	10,491,592
Grand Canyon Education, Inc. *	135,146	18,477,161
H&R Block, Inc.	691,378	31,402,389
Hilton Grand Vacations, Inc. *	330,252	11,314,433
Hyatt Hotels Corp., Class A	208,192	23,892,114
Jack in the Box, Inc.	91,366	6,605,762
Krispy Kreme, Inc.	382,934	4,978,142
Kura Sushi USA, Inc., Class A *	24,877	1,554,315
Laureate Education, Inc.	612,238	8,038,685
Life Time Group Holdings, Inc. *	265,199	4,020,417
Light & Wonder, Inc. *	413,473	36,559,283
Lindblad Expeditions Holdings, Inc. *	165,968	1,302,849
Marriott Vacations Worldwide Corp.	153,931	11,221,570
Mister Car Wash, Inc. *	416,106	3,029,252
Monarch Casino & Resort, Inc.	61,208	3,848,759
OneSpaWorld Holdings Ltd. *	399,535	4,814,397
Papa John's International, Inc.	148,272	9,673,265
Penn Entertainment, Inc. *	684,653	16,815,078
Perdoceo Education Corp.	298,876	5,206,420
Planet Fitness, Inc., Class A *	383,934	26,084,476
Playa Hotels & Resorts NV *	526,318	3,973,701
Portillo's, Inc., Class A *	219,622	3,412,926
RCI Hospitality Holdings, Inc.	39,984	2,343,462
Red Rock Resorts, Inc., Class A	220,370	9,813,076
Rover Group, Inc. *	518,968	5,677,510
Rush Street Interactive, Inc. *	284,920	1,199,513
Sabre Corp. *	1,509,539	5,328,673
SeaWorld Entertainment, Inc. *	162,417	7,942,191
Shake Shack, Inc., Class A *	169,741	10,279,515
Six Flags Entertainment Corp. *	324,815	8,087,893
Strategic Education, Inc.	99,636	8,864,615
Stride, Inc. *	183,022	11,087,473
Sweetgreen, Inc., Class A *	415,269	3,907,681
Target Hospitality Corp. *	125,490	1,369,096
Texas Roadhouse, Inc.	302,941	34,099,039
Travel & Leisure Co.	335,954	11,973,401
Udemy, Inc. *	390,125	5,805,060
Vacasa, Inc., Class A *(a)	20,093	159,940
Wendy's Co.	769,241	14,423,269
Wingstop, Inc.	136,054	32,701,939
WW International, Inc. *	354,804	2,558,137
Xponential Fitness, Inc., Class A *	115,649	1,579,765
		630,919,099

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	142,740	7,117,016
Chefs' Warehouse, Inc. *	160,030	4,304,807
Grocery Outlet Holding Corp. *	448,824	12,661,325
Ingles Markets, Inc., Class A	65,766	5,367,821
PriceSmart, Inc.	116,796	7,870,883
SpartanNash Co.	158,522	3,514,433
Sprouts Farmers Market, Inc. *	461,955	19,901,021
United Natural Foods, Inc. *	267,945	3,898,600
Weis Markets, Inc.	74,783	4,513,154
		69,149,060

Energy 5.4%
Antero Midstream Corp.	1,547,420	20,611,634
Archrock, Inc.	623,615	9,036,181
Atlas Energy Solutions, Inc.	79,552	1,357,157
Berry Corp.	301,664	2,165,948
Bristow Group, Inc. *	107,411	2,765,833
Cactus, Inc., Class A	293,295	12,462,105
California Resources Corp.	293,973	15,054,357
Callon Petroleum Co. *	252,768	7,904,055
Centrus Energy Corp., Class A *	59,273	2,964,835
ChampionX Corp.	893,062	26,184,578
Chord Energy Corp.	188,514	30,565,660
Civitas Resources, Inc.	387,544	26,620,397
Clean Energy Fuels Corp. *	810,979	2,927,634
CNX Resources Corp. *	731,955	15,268,581
Comstock Resources, Inc.	419,105	4,136,566
CONSOL Energy, Inc.	130,709	13,942,729
Core Laboratories, Inc.	212,650	3,766,032
Crescent Energy Co., Class A	323,490	3,687,786
CVR Energy, Inc.	133,181	4,231,160
Delek U.S. Holdings, Inc.	273,444	7,421,270
Diamond Offshore Drilling, Inc. *	464,482	5,977,883
DMC Global, Inc. *	90,173	1,438,259
Dorian LPG Ltd.	154,255	6,534,242
Dril-Quip, Inc. *	156,603	3,479,719
DT Midstream, Inc.	440,105	25,213,615
Enviva, Inc. (a)	143,675	175,284
Equitrans Midstream Corp.	1,963,207	18,414,882
Excelerate Energy, Inc., Class A	81,024	1,354,721
Expro Group Holdings NV *	385,226	5,990,264
Granite Ridge Resources, Inc.	114,472	676,530
Green Plains, Inc. *	270,044	6,718,695
Gulfport Energy Corp. *	44,949	6,159,811
Helix Energy Solutions Group, Inc. *	643,598	5,998,333
Helmerich & Payne, Inc.	450,299	16,314,333
HighPeak Energy, Inc. (a)	80,591	1,239,490
International Seaways, Inc.	170,539	7,783,400
Kinetik Holdings, Inc.	67,662	2,460,190
Kodiak Gas Services, Inc.	72,647	1,280,767
Kosmos Energy Ltd. *	2,085,204	14,158,535
Liberty Energy, Inc.	703,869	13,971,800
Magnolia Oil & Gas Corp., Class A	854,029	18,361,624
Matador Resources Co.	503,032	29,115,492
Murphy Oil Corp.	673,545	28,807,520
Nabors Industries Ltd. *	41,050	3,563,961
NextDecade Corp. *	335,897	1,676,126
Noble Corp. PLC	491,896	22,696,081
Northern Oil & Gas, Inc.	411,382	15,393,914
Oceaneering International, Inc. *	458,917	9,481,225
Par Pacific Holdings, Inc. *	254,370	8,717,260
Patterson-UTI Energy, Inc.	1,456,222	17,052,360
PBF Energy, Inc., Class A	499,474	22,176,646
Peabody Energy Corp.	507,089	12,089,002
Permian Resources Corp.	1,666,239	21,894,381
ProFrac Holding Corp., Class A *	92,772	747,742
SECURITY	NUMBER OF SHARES	VALUE ($)
ProPetro Holding Corp. *	397,400	3,620,314
REX American Resources Corp. *	67,945	3,330,664
Riley Exploration Permian, Inc.	17,960	443,612
RPC, Inc.	389,515	2,823,984
SandRidge Energy, Inc.	141,082	1,948,342
Select Water Solutions, Inc.	362,764	2,706,219
SilverBow Resources, Inc. *	55,795	1,774,839
Sitio Royalties Corp., Class A	369,708	8,144,667
SM Energy Co.	538,308	20,159,635
Southwestern Energy Co. *	4,994,641	32,914,684
Talos Energy, Inc. *	455,758	6,344,151
Tellurian, Inc. *	2,612,908	1,591,261
TETRA Technologies, Inc. *	523,896	2,472,789
Tidewater, Inc. *	219,831	13,207,447
Transocean Ltd. *	3,056,607	19,440,021
U.S. Silica Holdings, Inc. *	346,847	3,912,434
Uranium Energy Corp. *	1,708,721	11,140,861
Valaris Ltd. *	288,682	19,803,585
Vital Energy, Inc. *	76,678	3,438,242
Weatherford International PLC *	327,198	29,673,587
World Kinect Corp.	273,806	5,760,878
		764,840,801

Equity Real Estate Investment Trusts (REITs) 5.8%
Acadia Realty Trust	431,654	6,526,608
Agree Realty Corp.	437,190	25,886,020
Alexander & Baldwin, Inc.	328,572	5,503,581
Alexander's, Inc.	9,795	1,801,888
American Assets Trust, Inc.	221,522	4,461,453
Apartment Investment & Management Co., Class A *	620,745	4,276,933
Apple Hospitality REIT, Inc.	963,646	16,063,979
Armada Hoffler Properties, Inc.	310,148	3,405,425
Brandywine Realty Trust	786,766	3,508,976
Brixmor Property Group, Inc.	1,362,829	29,328,080
Broadstone Net Lease, Inc.	851,149	13,618,384
CareTrust REIT, Inc.	450,323	10,393,455
CBL & Associates Properties, Inc.	111,902	2,629,697
Centerspace	68,116	3,633,307
Chatham Lodging Trust	218,514	2,165,474
City Office REIT, Inc.	190,087	918,120
Community Healthcare Trust, Inc.	113,190	3,067,449
COPT Defense Properties	511,370	12,375,154
Cousins Properties, Inc.	689,001	14,138,301
DiamondRock Hospitality Co.	949,770	7,902,086
Diversified Healthcare Trust	968,822	2,267,043
Douglas Emmett, Inc.	754,277	9,217,265
Easterly Government Properties, Inc.	424,304	4,947,385
Elme Communities	398,361	5,234,464
Empire Resorts, Inc. *(a)(b)	17,021	41,796
Empire State Realty Trust, Inc., Class A	589,992	5,286,328
EPR Properties	341,681	15,245,806
Equity Commonwealth	496,838	9,335,586
Essential Properties Realty Trust, Inc.	707,865	16,811,794
First Industrial Realty Trust, Inc.	599,605	28,211,415
Four Corners Property Trust, Inc.	410,229	9,431,165
Franklin Street Properties Corp., Class C	421,512	1,036,920
Getty Realty Corp.	208,778	6,144,337
Gladstone Commercial Corp.	178,802	2,235,025
Global Medical REIT, Inc.	283,014	2,838,630
Global Net Lease, Inc.	880,638	7,732,002
Highwoods Properties, Inc.	478,157	9,061,075
Hudson Pacific Properties, Inc.	581,529	3,413,575
Independence Realty Trust, Inc.	1,019,610	13,887,088
Industrial Logistics Properties Trust	264,320	896,045
Innovative Industrial Properties, Inc.	126,914	10,363,797

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
InvenTrust Properties Corp.	306,107	7,383,301
JBG SMITH Properties	427,239	5,861,719
Kilroy Realty Corp.	483,866	15,957,901
Kite Realty Group Trust	995,023	21,014,886
LTC Properties, Inc.	187,998	6,132,495
LXP Industrial Trust	1,332,057	11,695,460
Macerich Co.	979,965	11,240,199
Medical Properties Trust, Inc.	2,719,596	13,190,041
National Health Investors, Inc.	196,243	10,648,145
National Storage Affiliates Trust	377,450	12,527,565
NETSTREIT Corp.	305,633	4,700,636
NexPoint Diversified Real Estate Trust (a)	145,935	1,176,236
NexPoint Residential Trust, Inc.	102,541	3,122,373
Office Properties Income Trust	216,535	1,208,265
One Liberty Properties, Inc.	74,305	1,518,051
Orion Office REIT, Inc.	252,449	1,302,637
Outfront Media, Inc.	658,369	8,051,853
Paramount Group, Inc.	754,967	3,548,345
Park Hotels & Resorts, Inc.	980,243	14,537,004
Peakstone Realty Trust (a)	161,422	2,576,295
Pebblebrook Hotel Trust	546,527	6,968,219
Phillips Edison & Co., Inc.	531,891	18,743,839
Physicians Realty Trust	1,084,012	12,661,260
Piedmont Office Realty Trust, Inc., Class A	564,948	3,513,977
Plymouth Industrial REIT, Inc.	164,209	3,571,546
PotlatchDeltic Corp.	362,339	16,609,620
Rayonier, Inc.	618,138	18,964,474
Retail Opportunity Investments Corp.	571,329	7,353,004
RLJ Lodging Trust	713,968	7,632,318
RPT Realty	364,939	4,240,591
Ryman Hospitality Properties, Inc.	271,157	27,210,605
Sabra Health Care REIT, Inc.	1,048,643	15,310,188
Safehold, Inc.	204,638	4,029,322
Saul Centers, Inc.	57,828	2,136,745
Service Properties Trust	752,715	5,381,912
SITE Centers Corp.	814,294	10,740,538
SL Green Realty Corp.	291,594	10,663,593
Spirit Realty Capital, Inc.	642,124	26,519,721
STAG Industrial, Inc.	814,599	29,203,374
Star Holdings *	52,775	644,911
Summit Hotel Properties, Inc.	492,451	3,082,743
Sunstone Hotel Investors, Inc.	937,783	9,265,296
Tanger, Inc.	478,447	11,942,037
Terreno Realty Corp.	380,566	21,734,124
UMH Properties, Inc.	266,778	3,766,905
Uniti Group, Inc.	1,085,332	6,001,886
Universal Health Realty Income Trust	56,831	2,265,852
Urban Edge Properties	532,750	8,923,562
Veris Residential, Inc.	364,442	5,280,765
Vornado Realty Trust	726,247	17,095,854
Xenia Hotels & Resorts, Inc.	486,925	5,945,354
		820,040,453

Financial Services 6.4%
Affiliated Managers Group, Inc.	158,938	21,544,046
Affirm Holdings, Inc. *	973,606	33,501,782
Alerus Financial Corp.	81,390	1,486,995
AlTi Global, Inc. *(a)	113,896	862,193
A-Mark Precious Metals, Inc.	79,412	2,275,948
Apollo Commercial Real Estate Finance, Inc.	590,521	6,365,816
Arbor Realty Trust, Inc. (a)	843,350	10,525,008
ARMOUR Residential REIT, Inc. (a)	208,773	3,674,405
Artisan Partners Asset Management, Inc., Class A	311,495	11,727,787
AssetMark Financial Holdings, Inc. *	102,406	2,625,690
SECURITY	NUMBER OF SHARES	VALUE ($)
AvidXchange Holdings, Inc. *	770,310	8,219,208
B. Riley Financial, Inc. (a)	75,550	1,390,120
BGC Group, Inc., Class A	1,766,135	11,479,878
Blackstone Mortgage Trust, Inc., Class A (a)	781,149	17,325,885
Blue Owl Capital, Inc.	1,837,876	24,774,568
Bread Financial Holdings, Inc.	227,942	6,405,170
Brightsphere Investment Group, Inc.	145,082	2,531,681
BrightSpire Capital, Inc.	593,263	4,028,256
Cannae Holdings, Inc. *	309,978	5,567,205
Cantaloupe, Inc. *	247,953	1,753,028
Cass Information Systems, Inc.	54,454	2,251,673
Chimera Investment Corp.	1,032,099	5,377,236
Claros Mortgage Trust, Inc.	547,446	6,684,316
Cohen & Steers, Inc.	115,975	6,783,378
Diamond Hill Investment Group, Inc.	13,419	2,154,957
Donnelley Financial Solutions, Inc. *	113,070	6,673,391
Dynex Capital, Inc.	244,040	2,791,818
Ellington Financial, Inc.	310,045	4,030,585
Enact Holdings, Inc.	138,450	3,836,450
Encore Capital Group, Inc. *	107,057	4,796,154
Enova International, Inc. *	139,137	5,732,444
Essent Group Ltd.	486,130	23,499,524
Euronet Worldwide, Inc. *	213,723	18,640,920
Evercore, Inc., Class A	158,013	23,314,818
EVERTEC, Inc.	294,063	10,871,509
Federal Agricultural Mortgage Corp., Class C	45,876	7,608,076
Federated Hermes, Inc.	401,127	12,763,861
FirstCash Holdings, Inc.	167,604	18,771,648
Flywire Corp. *	478,438	11,147,605
Forge Global Holdings, Inc. *(a)	519,194	1,713,340
Franklin BSP Realty Trust, Inc.	374,508	4,898,565
Granite Point Mortgage Trust, Inc.	229,088	1,259,984
Green Dot Corp., Class A *	201,963	1,619,743
Hamilton Lane, Inc., Class A	166,200	16,262,670
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	485,315	11,749,476
Houlihan Lokey, Inc.	233,486	25,151,112
International Money Express, Inc. *	162,207	3,382,016
Invesco Mortgage Capital, Inc.	205,588	1,646,760
Jackson Financial, Inc., Class A	330,839	15,790,945
Janus Henderson Group PLC	600,962	15,739,195
KKR Real Estate Finance Trust, Inc.	260,564	3,272,684
Ladder Capital Corp.	513,635	5,757,848
Lazard Ltd., Class A	511,825	15,344,514
LendingClub Corp. *	488,248	3,075,962
LendingTree, Inc. *	51,128	904,966
Marqeta, Inc., Class A *	1,970,545	12,512,961
Merchants Bancorp	118,377	3,983,386
MFA Financial, Inc.	464,189	5,013,241
MGIC Investment Corp.	1,280,005	22,515,288
Moelis & Co., Class A	302,464	14,351,917
Moneylion, Inc. *	23,670	975,677
Mr Cooper Group, Inc. *	303,011	18,338,226
Navient Corp.	397,471	6,808,678
NCR Atleos Corp. *	304,059	6,753,150
Nelnet, Inc., Class A	80,997	6,795,648
NerdWallet, Inc., Class A *	179,037	2,103,685
New York Mortgage Trust, Inc.	417,294	3,668,014
NewtekOne, Inc. (a)	104,988	1,420,488
NMI Holdings, Inc., Class A *	372,102	10,232,805
OneMain Holdings, Inc.	546,264	23,106,967
Open Lending Corp., Class A *	444,647	2,841,294
Payoneer Global, Inc. *	1,174,335	6,083,055
PennyMac Financial Services, Inc.	130,947	10,186,367
PennyMac Mortgage Investment Trust	394,452	5,538,106
Piper Sandler Cos.	67,945	10,513,130

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PJT Partners, Inc., Class A	100,924	9,089,215
PRA Group, Inc. *	180,172	3,338,587
PROG Holdings, Inc. *	207,785	5,664,219
Radian Group, Inc.	713,154	18,335,189
Ready Capital Corp.	717,005	7,327,791
Redwood Trust, Inc.	512,519	3,644,010
Remitly Global, Inc. *	600,416	12,932,961
Repay Holdings Corp. *	338,371	2,537,783
Rithm Capital Corp.	2,192,818	22,761,451
Rocket Cos., Inc., Class A *	555,753	5,190,733
Shift4 Payments, Inc., Class A *	256,255	16,866,704
SLM Corp.	1,026,021	15,421,096
StepStone Group, Inc., Class A	231,131	5,921,576
Stifel Financial Corp.	474,470	28,952,159
StoneX Group, Inc. *	121,577	7,431,971
TPG RE Finance Trust, Inc.	272,608	1,611,113
TPG, Inc.	275,257	9,633,995
Two Harbors Investment Corp.	435,706	6,038,885
Upstart Holdings, Inc. *(a)	326,824	8,745,810
UWM Holdings Corp. (a)	418,095	2,278,618
Victory Capital Holdings, Inc., Class A	167,524	5,385,897
Virtu Financial, Inc., Class A	424,822	7,638,300
Virtus Investment Partners, Inc.	30,887	6,042,115
Walker & Dunlop, Inc.	151,647	12,741,381
Waterstone Financial, Inc.	93,482	1,141,415
Western Union Co.	1,699,084	19,760,347
WisdomTree, Inc.	523,901	3,410,596
World Acceptance Corp. *	15,616	1,740,403
		908,691,215

Food, Beverage & Tobacco 1.6%
B&G Foods, Inc.	324,397	2,997,428
Benson Hill, Inc. *	480,481	96,817
Beyond Meat, Inc. *(a)	292,140	2,129,701
Boston Beer Co., Inc., Class A *	42,849	15,201,111
BRC, Inc., Class A *(a)	175,604	748,073
Calavo Growers, Inc.	79,544	1,725,309
Cal-Maine Foods, Inc.	184,033	8,818,861
Coca-Cola Consolidated, Inc.	21,252	15,610,019
Duckhorn Portfolio, Inc. *	190,962	1,961,180
Flowers Foods, Inc.	873,477	18,177,056
Fresh Del Monte Produce, Inc.	153,930	3,509,604
Freshpet, Inc. *	218,915	15,532,019
Hain Celestial Group, Inc. *	407,281	4,304,960
Ingredion, Inc.	300,302	30,777,952
J & J Snack Foods Corp.	70,203	11,551,904
John B Sanfilippo & Son, Inc.	40,968	3,770,695
Lancaster Colony Corp.	92,295	15,311,741
MGP Ingredients, Inc.	70,903	6,058,661
Mission Produce, Inc. *	190,123	1,608,441
National Beverage Corp. *	106,118	5,044,850
Pilgrim's Pride Corp. *	183,485	4,689,877
Seaboard Corp.	996	3,500,930
Simply Good Foods Co. *	410,838	15,915,864
Sovos Brands, Inc. *	285,501	6,255,327
Tootsie Roll Industries, Inc.	78,028	2,581,947
TreeHouse Foods, Inc. *	232,180	9,452,048
Turning Point Brands, Inc.	78,751	1,797,885
Universal Corp.	112,005	6,301,401
Utz Brands, Inc.	311,276	4,111,956
Vector Group Ltd.	599,668	6,422,444
Vita Coco Co., Inc. *	139,438	3,912,630
Vital Farms, Inc. *	125,220	1,667,931
Westrock Coffee Co. *(a)	129,462	1,191,050
		232,737,672

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 5.9%
23andMe Holding Co., Class A *	1,348,078	1,160,021
Acadia Healthcare Co., Inc. *	418,403	30,539,235
Accolade, Inc. *	309,416	2,701,202
AdaptHealth Corp. *	367,095	3,112,966
Addus HomeCare Corp. *	73,625	6,420,100
Agiliti, Inc. *	156,581	1,262,043
AirSculpt Technologies, Inc. *(a)	55,630	279,819
Alignment Healthcare, Inc. *	449,306	3,369,795
Alphatec Holdings, Inc. *	431,020	5,116,207
Amedisys, Inc. *	148,085	13,857,794
American Well Corp., Class A *	1,164,081	1,478,383
AMN Healthcare Services, Inc. *	172,695	11,708,721
AngioDynamics, Inc. *	184,114	1,202,264
Apollo Medical Holdings, Inc. *	191,933	6,377,934
Artivion, Inc. *	174,939	3,103,418
AtriCure, Inc. *	214,577	7,613,192
Atrion Corp.	6,105	1,882,477
Avanos Medical, Inc. *	213,511	4,601,162
Aveanna Healthcare Holdings, Inc. *	246,673	673,417
Axogen, Inc. *	198,454	1,299,874
Axonics, Inc. *	229,410	12,844,666
Bioventus, Inc., Class A *(a)	143,826	575,304
Brookdale Senior Living, Inc. *	861,545	4,566,189
Butterfly Network, Inc. *(a)	688,211	655,383
Castle Biosciences, Inc. *	120,329	2,405,377
Certara, Inc. *	486,348	7,008,275
Cerus Corp. *	840,058	1,352,493
Clover Health Investments Corp. *	1,514,873	1,395,198
Community Health Systems, Inc. *	571,039	1,467,570
Computer Programs & Systems, Inc. *	66,389	697,748
CONMED Corp.	139,484	14,962,449
CorVel Corp. *	41,105	8,585,190
Cross Country Healthcare, Inc. *	151,113	3,063,061
Definitive Healthcare Corp. *	207,145	1,708,946
DocGo, Inc. *	405,358	2,290,273
Doximity, Inc., Class A *	568,360	13,214,370
Embecta Corp.	261,864	4,802,586
Enovis Corp. *	225,743	11,165,249
Ensign Group, Inc.	255,164	27,320,410
Envista Holdings Corp. *	744,666	16,896,472
Evolent Health, Inc., Class A *	506,852	14,090,486
Fulgent Genetics, Inc. *	91,317	2,518,523
Glaukos Corp. *	220,817	14,107,998
Globus Medical, Inc., Class A *	532,531	23,921,293
GoodRx Holdings, Inc., Class A *	359,865	2,155,591
Guardant Health, Inc. *	534,837	13,461,847
Haemonetics Corp. *	230,218	18,617,730
Health Catalyst, Inc. *	255,712	1,836,012
HealthEquity, Inc. *	387,424	25,965,156
HealthStream, Inc.	111,284	2,782,100
Hims & Hers Health, Inc. *	665,412	5,915,513
ICU Medical, Inc. *	91,682	8,046,012
Inari Medical, Inc. *	231,876	13,840,678
Innovage Holding Corp. *	88,117	517,247
Inspire Medical Systems, Inc. *	133,299	19,369,678
Integer Holdings Corp. *	151,362	13,201,794
Integra LifeSciences Holdings Corp. *	321,869	12,614,046
Invitae Corp. *(a)	1,270,388	645,611
iRhythm Technologies, Inc. *	139,096	11,862,107
Lantheus Holdings, Inc. *	310,548	22,241,448
LeMaitre Vascular, Inc.	90,392	4,763,658
LifeStance Health Group, Inc. *	407,388	2,798,756
LivaNova PLC *	245,205	10,997,444
Merit Medical Systems, Inc. *	261,140	18,687,178
ModivCare, Inc. *	55,234	2,085,636
Multiplan Corp. *	1,223,244	1,590,217

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
National HealthCare Corp.	61,502	4,709,208
National Research Corp.	65,063	2,695,560
Neogen Corp. *	893,708	15,166,225
NeoGenomics, Inc. *	578,155	10,505,076
Nevro Corp. *	162,279	2,810,672
Novocure Ltd. *	441,053	5,411,720
OmniAb, Inc., Class A *(b)	25,234	0
OmniAb, Inc., Class B *(b)	25,234	0
Omnicell, Inc. *	205,586	6,858,349
OPKO Health, Inc. *	1,979,070	2,889,442
Option Care Health, Inc. *	816,390	24,287,603
OraSure Technologies, Inc. *	328,666	2,405,835
Orchestra BioMed Holdings, Inc. *(a)	116,266	723,175
Orthofix Medical, Inc. *	165,402	1,827,692
OrthoPediatrics Corp. *	70,175	2,163,495
Outset Medical, Inc. *	223,525	1,171,271
Owens & Minor, Inc. *	347,289	6,904,105
Paragon 28, Inc. *	166,756	1,842,654
Patterson Cos., Inc.	386,791	9,828,359
Pediatrix Medical Group, Inc. *	378,256	3,169,785
Pennant Group, Inc. *	138,401	1,898,862
PetIQ, Inc. *	115,201	2,006,801
Phreesia, Inc. *	233,788	3,602,673
Premier, Inc., Class A	541,728	11,154,180
Privia Health Group, Inc. *	462,211	9,549,279
PROCEPT BioRobotics Corp. *	198,941	7,374,743
Progyny, Inc. *	377,258	12,962,585
Pulmonx Corp. *	169,626	1,848,923
QuidelOrtho Corp. *	224,271	15,414,146
RadNet, Inc. *	272,705	9,061,987
RxSight, Inc. *	100,953	3,044,742
Schrodinger, Inc. *	247,620	7,698,506
Select Medical Holdings Corp.	474,209	10,717,123
Semler Scientific, Inc. *	23,219	894,860
Senseonics Holdings, Inc. *(a)	2,244,875	1,324,925
Sharecare, Inc. *	1,375,215	1,289,402
SI-BONE, Inc. *	164,356	3,116,190
Sight Sciences, Inc. *	143,984	490,985
Silk Road Medical, Inc. *	174,475	1,627,852
Simulations Plus, Inc.	71,495	2,802,604
STAAR Surgical Co. *	219,848	6,894,433
Surgery Partners, Inc. *	298,407	9,772,829
Surmodics, Inc. *	63,445	2,082,265
Tandem Diabetes Care, Inc. *	296,953	6,010,329
Teladoc Health, Inc. *	749,208	13,590,633
Tenet Healthcare Corp. *	460,256	31,762,267
TransMedics Group, Inc. *	148,333	11,225,841
Treace Medical Concepts, Inc. *	193,595	1,695,892
U.S. Physical Therapy, Inc.	68,161	5,795,730
UFP Technologies, Inc. *	31,985	5,324,223
Varex Imaging Corp. *	181,450	3,420,333
Veradigm, Inc. *	496,159	5,695,905
Zimvie, Inc. *	118,793	1,122,594
		831,015,860

Household & Personal Products 1.0%
Beauty Health Co. *(a)	369,856	946,831
BellRing Brands, Inc. *	596,678	31,564,266
Central Garden & Pet Co. *	42,731	1,734,024
Central Garden & Pet Co., Class A *	185,861	6,743,037
Edgewell Personal Care Co.	230,160	8,011,870
elf Beauty, Inc. *	247,026	29,171,300
Energizer Holdings, Inc.	300,652	9,272,108
Herbalife Ltd. *	449,603	5,790,887
Inter Parfums, Inc.	81,481	10,198,162
Medifast, Inc.	49,883	3,311,234
Nu Skin Enterprises, Inc., Class A	227,374	3,869,905
Olaplex Holdings, Inc. *	498,725	1,087,220
SECURITY	NUMBER OF SHARES	VALUE ($)
Spectrum Brands Holdings, Inc.	162,323	11,253,854
USANA Health Sciences, Inc. *	50,176	2,371,318
WD-40 Co.	61,585	14,896,180
		140,222,196

Insurance 2.9%
Ambac Financial Group, Inc. *	203,275	2,998,306
American Equity Investment Life Holding Co. *	280,564	15,475,910
AMERISAFE, Inc.	87,313	4,204,994
Assured Guaranty Ltd.	252,191	17,126,291
Axis Capital Holdings Ltd.	352,139	19,839,511
Brighthouse Financial, Inc. *	297,217	15,464,201
BRP Group, Inc., Class A *	289,840	5,069,302
CNO Financial Group, Inc.	513,116	13,597,574
Employers Holdings, Inc.	118,762	4,549,772
Enstar Group Ltd. *	60,323	16,567,109
F&G Annuities & Life, Inc.	80,427	3,282,226
First American Financial Corp.	467,737	27,877,125
Genworth Financial, Inc., Class A *	2,104,650	12,396,389
Goosehead Insurance, Inc., Class A *	108,225	7,930,728
Hagerty, Inc., Class A *	106,091	896,469
Hanover Insurance Group, Inc.	161,967	20,132,498
Hippo Holdings, Inc. *	70,905	606,238
Horace Mann Educators Corp.	185,206	6,196,993
James River Group Holdings Ltd.	168,656	1,514,531
Kemper Corp.	272,389	12,047,765
Lemonade, Inc. *(a)	282,509	4,991,934
Lincoln National Corp.	768,587	18,276,999
MBIA, Inc. *	200,024	1,448,174
Mercury General Corp.	120,848	4,501,588
National Western Life Group, Inc., Class A	10,124	4,855,774
Oscar Health, Inc., Class A *	637,626	5,419,821
Palomar Holdings, Inc. *	112,295	6,570,380
Primerica, Inc.	162,318	34,007,244
ProAssurance Corp.	233,904	2,893,392
RLI Corp.	182,251	24,713,236
Ryan Specialty Holdings, Inc. *	454,318	20,839,567
Safety Insurance Group, Inc.	67,297	5,177,158
Selective Insurance Group, Inc.	275,128	27,977,766
Selectquote, Inc. *	644,330	811,856
SiriusPoint Ltd. *	404,510	4,320,167
Skyward Specialty Insurance Group, Inc. *	146,060	4,776,162
Stewart Information Services Corp.	124,293	5,872,844
Trupanion, Inc. *(a)	162,467	4,178,651
United Fire Group, Inc.	94,880	1,982,043
White Mountains Insurance Group Ltd.	11,454	17,546,612
		408,935,300

Materials 5.1%
AdvanSix, Inc.	124,641	3,256,869
Alpha Metallurgical Resources, Inc.	55,315	15,519,176
Arch Resources, Inc.	82,357	13,667,968
Ashland, Inc.	232,863	18,610,411
ATI, Inc. *	584,043	25,668,690
Avient Corp.	413,615	14,207,675
Balchem Corp.	146,518	18,273,725
Cabot Corp.	253,373	19,231,011
Carpenter Technology Corp.	220,275	15,597,673
Century Aluminum Co. *	232,326	1,826,082
Chemours Co.	670,575	18,393,872
Clearwater Paper Corp. *	76,817	2,693,972
Coeur Mining, Inc. *	1,607,698	4,903,479
Commercial Metals Co.	530,422	24,044,029

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Compass Minerals International, Inc.	154,553	3,752,547
Danimer Scientific, Inc. *(a)	423,897	462,048
Eagle Materials, Inc.	160,919	29,134,385
Ecovyst, Inc. *	468,491	4,460,034
Element Solutions, Inc.	1,008,945	21,147,487
Ginkgo Bioworks Holdings, Inc. *(a)	6,018,581	7,763,970
Graphic Packaging Holding Co.	1,394,531	31,614,018
Greif, Inc., Class A	139,048	9,719,455
Hawkins, Inc.	87,337	5,365,985
Haynes International, Inc.	57,129	2,803,891
HB Fuller Co.	244,040	18,468,947
Hecla Mining Co.	2,598,367	12,939,868
Huntsman Corp.	749,567	18,439,348
Ingevity Corp. *	152,922	5,931,844
Innospec, Inc.	113,127	11,886,254
Kaiser Aluminum Corp.	73,122	4,276,175
Knife River Corp. *	257,018	15,338,834
Koppers Holdings, Inc.	95,254	4,302,623
Kronos Worldwide, Inc.	103,385	902,551
Livent Corp. *(a)	817,596	11,250,121
Louisiana-Pacific Corp.	290,843	17,738,515
LSB Industries, Inc. *	240,414	2,060,348
Materion Corp.	93,407	10,565,266
Mativ Holdings, Inc.	250,438	2,930,125
Mercer International, Inc.	197,481	1,891,868
Minerals Technologies, Inc.	147,383	9,232,071
MP Materials Corp. *	651,295	10,336,052
Myers Industries, Inc.	168,906	2,976,124
NewMarket Corp.	31,263	16,585,334
O-I Glass, Inc. *	701,616	10,355,852
Olin Corp.	570,780	26,906,569
Orion SA	266,363	6,347,430
Pactiv Evergreen, Inc.	175,712	2,010,145
Perimeter Solutions SA *	659,374	2,742,996
Piedmont Lithium, Inc. *	80,898	2,096,067
PureCycle Technologies, Inc. *(a)	625,295	2,526,192
Quaker Chemical Corp.	62,729	11,215,318
Ranpak Holdings Corp. *	186,611	765,105
Ryerson Holding Corp.	133,639	4,138,800
Schnitzer Steel Industries, Inc., Class A	115,239	2,953,576
Scotts Miracle-Gro Co.	188,045	10,466,585
Sensient Technologies Corp.	192,226	11,137,574
Silgan Holdings, Inc.	378,254	15,780,757
Stepan Co.	96,182	7,941,748
Summit Materials, Inc., Class A *	538,602	18,684,103
SunCoke Energy, Inc.	383,123	3,566,875
Sylvamo Corp.	161,405	8,115,443
TimkenSteel Corp. *	177,028	3,597,209
TriMas Corp.	188,131	4,821,798
Trinseo PLC	156,016	901,773
Tronox Holdings PLC	527,303	6,723,113
U.S. Lime & Minerals, Inc.	9,398	1,992,470
U.S. Steel Corp.	1,011,086	36,297,987
Valhi, Inc.	8,271	112,320
Warrior Met Coal, Inc.	236,549	13,239,648
Worthington Industries, Inc.	137,960	9,891,732
		715,499,905

Media & Entertainment 2.5%
Advantage Solutions, Inc. *	437,328	1,202,652
Altice USA, Inc., Class A *	1,044,003	2,401,207
AMC Networks, Inc., Class A *	136,781	2,084,542
Angi, Inc. *	388,116	873,261
Atlanta Braves Holdings, Inc., Class C *	229,109	8,236,469
Bumble, Inc., Class A *	452,682	6,274,173
Cable One, Inc.	20,677	11,001,818
SECURITY	NUMBER OF SHARES	VALUE ($)
Cardlytics, Inc. *	169,365	1,348,145
Cargurus, Inc. *	393,730	8,512,443
Cars.com, Inc. *	281,160	5,235,199
Cinemark Holdings, Inc. *	489,984	6,982,272
Clear Channel Outdoor Holdings, Inc. *	1,581,269	2,292,840
DISH Network Corp., Class A *	1,126,684	4,123,663
Endeavor Group Holdings, Inc., Class A	856,311	20,816,920
Eventbrite, Inc., Class A *	370,509	2,612,088
EW Scripps Co., Class A *	264,137	1,825,187
fuboTV, Inc. *	1,328,355	4,237,452
Gannett Co., Inc. *	668,079	1,235,946
Getty Images Holdings, Inc. *	177,993	875,726
Gray Television, Inc.	374,415	2,894,228
Grindr, Inc. *	85,433	574,110
IAC, Inc. *	315,753	15,102,466
iHeartMedia, Inc., Class A *	457,955	1,199,842
Integral Ad Science Holding Corp. *	251,004	3,662,148
John Wiley & Sons, Inc., Class A	196,687	5,941,914
Liberty Media Corp.-Liberty Live, Class C *	301,135	10,313,874
Lions Gate Entertainment Corp., Class A *	841,853	7,433,562
Madison Square Garden Entertainment Corp. *	192,542	5,830,172
Madison Square Garden Sports Corp. *	75,544	12,781,289
Magnite, Inc. *	550,421	4,447,402
MediaAlpha, Inc., Class A *	93,866	949,924
New York Times Co., Class A	742,250	34,878,328
Nexstar Media Group, Inc.	151,066	21,440,797
Nextdoor Holdings, Inc. *	683,706	1,093,930
Playtika Holding Corp. *	312,774	2,718,006
QuinStreet, Inc. *	236,635	2,955,571
Rumble, Inc. *(a)	340,434	1,508,123
Scholastic Corp.	126,848	4,818,956
Shutterstock, Inc.	110,141	4,836,291
Sinclair, Inc.	167,019	2,106,110
Skillz, Inc. *(a)	56,145	334,624
Sphere Entertainment Co. *	118,717	4,062,496
Stagwell, Inc. *	461,972	2,319,099
System1, Inc. *	95,414	141,213
TechTarget, Inc. *	115,955	3,432,268
TEGNA, Inc.	913,753	14,007,833
Thryv Holdings, Inc. *	139,622	2,483,875
TKO Group Holdings, Inc.	271,157	20,968,571
TripAdvisor, Inc. *	487,912	8,699,471
Vimeo, Inc. *	706,355	2,486,370
Vivid Seats, Inc., Class A *	163,912	1,355,552
Warner Music Group Corp., Class A	628,127	20,797,285
WideOpenWest, Inc. *	213,315	853,260
Yelp, Inc. *	312,049	13,639,662
Ziff Davis, Inc. *	210,985	13,465,063
ZipRecruiter, Inc., Class A *	333,125	4,467,206
		353,172,894

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
10X Genomics, Inc., Class A *	469,817	20,446,436
2seventy bio, Inc. *	234,649	429,408
4D Molecular Therapeutics, Inc. *	134,031	1,704,874
89bio, Inc. *	284,955	2,291,038
Absci Corp. *(a)	277,179	462,889
ACADIA Pharmaceuticals, Inc. *	543,362	12,106,105
ACELYRIN, Inc. *	139,200	935,424
Aclaris Therapeutics, Inc. *	248,829	217,651
Acrivon Therapeutics, Inc. *	45,220	183,141

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Adaptive Biotechnologies Corp. *	493,708	2,162,441
ADMA Biologics, Inc. *	956,778	3,540,079
Agenus, Inc. *	1,537,515	1,194,803
Agios Pharmaceuticals, Inc. *	253,452	5,634,238
Akero Therapeutics, Inc. *	254,256	4,256,245
Akoya Biosciences, Inc. *	95,098	417,480
Alector, Inc. *	276,779	1,500,142
Alkermes PLC *	756,188	18,254,378
Allogene Therapeutics, Inc. *	511,521	1,202,074
Allovir, Inc. *	274,346	515,770
Alpine Immune Sciences, Inc. *	131,238	2,034,189
ALX Oncology Holdings, Inc. *	82,265	644,958
Amicus Therapeutics, Inc. *	1,161,266	12,797,151
Amneal Pharmaceuticals, Inc. *	490,320	2,113,279
Amphastar Pharmaceuticals, Inc. *	173,271	9,758,623
Amylyx Pharmaceuticals, Inc. *	181,720	2,573,155
AnaptysBio, Inc. *	84,337	1,192,525
Anavex Life Sciences Corp. *(a)	362,845	2,616,112
ANI Pharmaceuticals, Inc. *	72,932	3,632,743
Anika Therapeutics, Inc. *	67,678	1,482,825
Apellis Pharmaceuticals, Inc. *	459,664	24,762,100
Apogee Therapeutics, Inc. *(a)	86,802	1,693,507
Arcellx, Inc. *	144,262	7,578,083
Arcturus Therapeutics Holdings, Inc. *	108,619	2,600,339
Arcus Biosciences, Inc. *	245,925	3,703,630
Arcutis Biotherapeutics, Inc. *	229,581	422,429
Ardelyx, Inc. *	995,454	4,489,498
Arrowhead Pharmaceuticals, Inc. *	487,042	10,325,290
ARS Pharmaceuticals, Inc. *	227,355	1,098,125
Arvinas, Inc. *	243,710	5,354,309
Atara Biotherapeutics, Inc. *(a)	465,642	307,324
Atea Pharmaceuticals, Inc. *	355,350	1,062,496
Avid Bioservices, Inc. *	281,545	1,433,064
Avidity Biosciences, Inc. *	285,905	2,232,918
Axsome Therapeutics, Inc. *	176,036	11,873,628
Azenta, Inc. *	273,174	15,398,818
Beam Therapeutics, Inc. *	308,794	8,670,936
BioCryst Pharmaceuticals, Inc. *	862,869	5,073,670
Biohaven Ltd. *	295,742	9,854,123
BioLife Solutions, Inc. *	154,328	1,909,037
Biomea Fusion, Inc. *(a)	107,114	1,614,208
Bioxcel Therapeutics, Inc. *(a)	94,351	358,534
Blueprint Medicines Corp. *	275,206	19,165,346
Bridgebio Pharma, Inc. *	545,763	15,668,856
C4 Therapeutics, Inc. *	203,651	331,951
Cara Therapeutics, Inc. *	221,174	213,853
CareDx, Inc. *	241,330	2,343,314
Caribou Biosciences, Inc. *	336,310	1,974,140
Cassava Sciences, Inc. *(a)	177,242	3,691,951
Catalyst Pharmaceuticals, Inc. *	455,535	6,573,370
Celldex Therapeutics, Inc. *	247,239	7,469,090
Century Therapeutics, Inc. *	94,675	129,705
Cerevel Therapeutics Holdings, Inc. *	401,630	10,414,266
Cogent Biosciences, Inc. *	334,119	2,562,693
Coherus Biosciences, Inc. *	405,688	864,115
Collegium Pharmaceutical, Inc. *	158,589	4,064,636
Corcept Therapeutics, Inc. *	410,711	10,460,809
Crinetics Pharmaceuticals, Inc. *	262,086	8,331,714
CRISPR Therapeutics AG *	359,903	24,016,327
CryoPort, Inc. *	219,342	3,075,175
Cullinan Oncology, Inc. *	151,492	1,240,719
Cymabay Therapeutics, Inc. *	475,295	9,092,393
Cytek Biosciences, Inc. *	447,112	3,102,957
Cytokinetics, Inc. *	435,722	14,587,973
Day One Biopharmaceuticals, Inc. *	250,127	2,896,471
Deciphera Pharmaceuticals, Inc. *	251,396	3,170,104
Denali Therapeutics, Inc. *	559,524	10,362,384
Design Therapeutics, Inc. *	100,130	240,312
SECURITY	NUMBER OF SHARES	VALUE ($)
Disc Medicine, Inc. *	53,989	2,979,113
Dynavax Technologies Corp. *	583,593	7,995,224
Dyne Therapeutics, Inc. *	172,302	1,909,106
Eagle Pharmaceuticals, Inc. *	48,342	282,801
Edgewise Therapeutics, Inc. *	190,220	1,156,538
Editas Medicine, Inc. *	373,561	3,933,597
Emergent BioSolutions, Inc. *	232,453	497,449
Enanta Pharmaceuticals, Inc. *	91,696	856,441
Enliven Therapeutics, Inc. *(a)	84,876	955,704
Entrada Therapeutics, Inc. *	88,906	1,153,111
Erasca, Inc. *	381,473	648,504
Exelixis, Inc. *	1,445,227	31,520,401
Fate Therapeutics, Inc. *	368,729	918,135
Fortrea Holdings, Inc. *	402,828	11,859,256
Genelux Corp. *(a)	86,265	1,026,554
Generation Bio Co. *	218,363	246,750
Geron Corp. *	2,107,771	4,067,998
Gossamer Bio, Inc. *	894,551	699,718
Halozyme Therapeutics, Inc. *	597,954	23,087,004
Harmony Biosciences Holdings, Inc. *	153,355	4,456,496
Heron Therapeutics, Inc. *(a)	627,812	772,209
HilleVax, Inc. *	75,503	1,035,146
Humacyte, Inc. *(a)	277,784	736,128
Ideaya Biosciences, Inc. *	260,988	8,208,073
IGM Biosciences, Inc. *	68,915	464,487
ImmunityBio, Inc. *(a)	655,622	2,412,689
ImmunoGen, Inc. *	1,027,519	30,157,683
Immunovant, Inc. *	251,651	9,847,104
Inhibrx, Inc. *	109,778	2,280,089
Innoviva, Inc. *	261,773	3,625,556
Insmed, Inc. *	654,008	16,363,280
Intellia Therapeutics, Inc. *	402,554	11,927,675
Intra-Cellular Therapies, Inc. *	405,196	24,866,879
Invivyd, Inc. *(a)	247,111	378,080
Ionis Pharmaceuticals, Inc. *	650,801	32,195,125
Iovance Biotherapeutics, Inc. *	972,527	5,903,239
Ironwood Pharmaceuticals, Inc. *	623,142	6,169,106
iTeos Therapeutics, Inc. *	120,150	1,124,604
Keros Therapeutics, Inc. *	102,596	3,112,763
Kodiak Sciences, Inc. *	150,243	363,588
Krystal Biotech, Inc. *	108,925	11,353,253
Kura Oncology, Inc. *	332,945	3,219,578
Kymera Therapeutics, Inc. *	182,728	3,793,433
Lexicon Pharmaceuticals, Inc. *(a)	547,236	580,070
Ligand Pharmaceuticals, Inc. *	74,506	4,344,445
Lyell Immunopharma, Inc. *	722,510	1,249,942
MacroGenics, Inc. *	277,660	2,279,589
Madrigal Pharmaceuticals, Inc. *	70,836	14,400,959
MannKind Corp. *	1,222,869	4,426,786
Maravai LifeSciences Holdings, Inc., Class A *	492,009	2,509,246
Mesa Laboratories, Inc.	23,603	2,014,988
MiMedx Group, Inc. *	530,816	4,124,440
Mind Medicine MindMed, Inc. *	148,365	489,605
Mineralys Therapeutics, Inc. *(a)	63,859	425,301
Mirati Therapeutics, Inc. *	283,969	16,115,241
Mirum Pharmaceuticals, Inc. *	139,956	4,488,389
Monte Rosa Therapeutics, Inc. *	145,761	451,859
Morphic Holding, Inc. *	178,321	4,226,208
Mural Oncology PLC *	75,325	271,923
Myriad Genetics, Inc. *	372,144	7,104,229
Natera, Inc. *	488,480	27,330,456
Nektar Therapeutics *	870,416	426,504
NGM Biopharmaceuticals, Inc. *	178,049	132,985
Novavax, Inc. *(a)	424,011	2,332,060
Nurix Therapeutics, Inc. *	198,503	1,234,689
Nuvalent, Inc., Class A *	144,675	9,457,405
Nuvation Bio, Inc. *	648,563	804,218
Omeros Corp. *(a)	296,325	648,952

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
OmniAb, Inc. *	428,069	1,879,223
Organogenesis Holdings, Inc. *	333,061	849,306
Pacific Biosciences of California, Inc. *	1,057,802	8,970,161
Pacira BioSciences, Inc. *	210,699	5,747,869
Perrigo Co. PLC	613,391	18,683,890
Phathom Pharmaceuticals, Inc. *(a)	145,504	1,017,073
Phibro Animal Health Corp., Class A	90,038	863,464
Pliant Therapeutics, Inc. *	233,914	3,249,065
PMV Pharmaceuticals, Inc. *	169,045	387,113
Point Biopharma Global, Inc. *	408,730	5,558,728
Poseida Therapeutics, Inc. *	305,058	814,505
Precigen, Inc. *	594,307	665,624
Prelude Therapeutics, Inc. *	74,168	245,496
Prestige Consumer Healthcare, Inc. *	224,792	12,891,821
Prime Medicine, Inc. *(a)	163,625	1,187,917
ProKidney Corp. *(a)	132,509	222,615
Protagonist Therapeutics, Inc. *	259,349	4,722,745
Prothena Corp. PLC *	177,530	5,783,927
PTC Therapeutics, Inc. *	342,313	7,880,045
Quanterix Corp. *	156,542	3,752,312
RAPT Therapeutics, Inc. *	131,093	1,903,470
Recursion Pharmaceuticals, Inc., Class A *	709,060	4,857,061
REGENXBIO, Inc. *	181,937	3,551,410
Relay Therapeutics, Inc. *	412,245	3,260,858
Replimune Group, Inc. *	233,270	2,607,959
Revance Therapeutics, Inc. *	399,914	2,707,418
REVOLUTION Medicines, Inc. *	586,177	13,675,509
Rhythm Pharmaceuticals, Inc. *	219,870	7,350,254
Rocket Pharmaceuticals, Inc. *	278,367	6,494,302
Sage Therapeutics, Inc. *	237,312	4,646,569
Sana Biotechnology, Inc. *	433,169	1,758,666
Sangamo Therapeutics, Inc. *	666,788	286,719
Scholar Rock Holding Corp. *	171,975	2,165,165
Scilex Holding Co. *(a)(b)	280,273	286,467
Seer, Inc. *	176,510	284,181
Seres Therapeutics, Inc. *	448,312	466,244
SIGA Technologies, Inc.	180,020	977,509
SomaLogic, Inc. *	724,729	2,043,736
Sotera Health Co. *	449,716	6,138,623
SpringWorks Therapeutics, Inc. *	241,611	7,342,558
Stoke Therapeutics, Inc. *	128,372	486,530
Summit Therapeutics, Inc. *(a)	562,154	1,141,173
Supernus Pharmaceuticals, Inc. *	247,767	6,751,651
Syndax Pharmaceuticals, Inc. *	297,932	4,959,078
Tango Therapeutics, Inc. *	219,122	1,665,327
Tarsus Pharmaceuticals, Inc. *	116,506	1,925,844
TG Therapeutics, Inc. *	644,190	8,252,074
Theravance Biopharma, Inc. *	163,567	1,714,182
Third Harmonic Bio, Inc. *(a)	71,750	609,875
Travere Therapeutics, Inc. *	305,026	1,915,563
Twist Bioscience Corp. *	261,565	6,290,638
Tyra Biosciences, Inc. *(a)	70,201	822,054
Ultragenyx Pharmaceutical, Inc. *	363,022	14,103,405
uniQure NV *	203,106	1,377,059
Vanda Pharmaceuticals, Inc. *	266,200	990,264
Vaxcyte, Inc. *	387,839	20,078,425
Ventyx Biosciences, Inc. *	211,837	457,568
Vera Therapeutics, Inc. *	159,181	2,156,903
Veracyte, Inc. *	329,920	8,445,952
Vericel Corp. *	215,984	7,676,071
Verve Therapeutics, Inc. *	213,103	2,403,802
Viking Therapeutics, Inc. *	456,096	5,573,493
Vir Biotechnology, Inc. *	393,346	3,732,854
Viridian Therapeutics, Inc. *	178,211	2,983,252
Xencor, Inc. *	275,905	5,060,098
Y-mAbs Therapeutics, Inc. *	130,331	809,356
SECURITY	NUMBER OF SHARES	VALUE ($)
Zentalis Pharmaceuticals, Inc. *	257,647	2,898,529
Zura Bio Ltd. *	57,064	276,760
		1,070,326,379

Real Estate Management & Development 0.6%
Anywhere Real Estate, Inc. *	496,170	2,669,394
Compass, Inc., Class A *	1,417,166	3,146,108
Cushman & Wakefield PLC *	762,893	6,263,351
DigitalBridge Group, Inc.	647,503	11,175,902
eXp World Holdings, Inc.	348,009	4,214,389
Forestar Group, Inc. *	80,806	2,467,007
FRP Holdings, Inc. *	30,151	1,662,828
Howard Hughes Holdings, Inc. *	148,210	10,894,917
Kennedy-Wilson Holdings, Inc.	536,288	6,086,869
Marcus & Millichap, Inc.	109,021	3,751,413
Newmark Group, Inc., Class A	548,347	4,512,896
Offerpad Solutions, Inc. *(a)	42,299	438,218
Opendoor Technologies, Inc. *	2,580,385	7,766,959
RE/MAX Holdings, Inc., Class A	85,484	786,453
Redfin Corp. *	522,375	3,640,954
RMR Group, Inc., Class A	64,007	1,525,287
Seritage Growth Properties, Class A *	171,010	1,537,380
St. Joe Co.	161,427	8,302,190
Tejon Ranch Co. *	113,725	1,795,718
		82,638,233

Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc., Class A *	207,724	3,456,527
Aehr Test Systems *	117,145	2,689,649
Allegro MicroSystems, Inc. *	322,190	8,770,012
Alpha & Omega Semiconductor Ltd. *	100,463	2,148,904
Ambarella, Inc. *	168,777	9,908,898
Amkor Technology, Inc.	469,283	13,219,702
Axcelis Technologies, Inc. *	148,830	18,496,592
CEVA, Inc. *	105,961	2,305,711
Cirrus Logic, Inc. *	247,871	18,815,888
Cohu, Inc. *	216,021	6,854,346
Credo Technology Group Holding Ltd. *	520,615	9,324,215
Diodes, Inc. *	207,615	13,789,788
FormFactor, Inc. *	352,843	13,259,840
Ichor Holdings Ltd. *	133,852	3,497,553
Impinj, Inc. *	102,302	8,551,424
indie Semiconductor, Inc., Class A *	555,172	4,141,583
Kulicke & Soffa Industries, Inc.	256,471	13,213,386
MACOM Technology Solutions Holdings, Inc. *	245,146	20,587,361
MaxLinear, Inc. *	335,354	6,281,181
MKS Instruments, Inc.	284,971	23,524,356
Navitas Semiconductor Corp. *	552,419	3,833,788
Onto Innovation, Inc. *	222,405	31,361,329
PDF Solutions, Inc. *	139,277	4,176,917
Photronics, Inc. *	284,371	6,008,759
Power Integrations, Inc.	260,591	19,911,758
Rambus, Inc. *	494,691	33,475,740
Rigetti Computing, Inc. *(a)	427,986	453,665
Semtech Corp. *	291,844	4,777,486
Silicon Laboratories, Inc. *	144,571	15,233,446
SiTime Corp. *	77,750	8,599,150
SkyWater Technology, Inc. *	84,547	596,056
SMART Global Holdings, Inc. *	229,071	3,816,323
Synaptics, Inc. *	179,031	18,125,099
Ultra Clean Holdings, Inc. *	203,368	5,519,408
Veeco Instruments, Inc. *	255,962	7,302,596
		366,028,436

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 7.2%
8x8, Inc. *	534,771	1,652,442
A10 Networks, Inc.	318,563	3,978,852
ACI Worldwide, Inc. *	493,735	13,202,474
Adeia, Inc.	486,813	4,473,812
Agilysys, Inc. *	91,820	7,904,784
Alarm.com Holdings, Inc. *	226,456	12,337,323
Alkami Technology, Inc. *	180,559	4,111,328
Altair Engineering, Inc., Class A *	245,125	17,761,758
Alteryx, Inc., Class A *	287,464	11,512,933
Amplitude, Inc., Class A *	324,782	3,458,928
Appfolio, Inc., Class A *	89,098	16,861,797
Appian Corp., Class A *	188,582	6,834,212
Applied Digital Corp. *(a)	270,440	1,262,955
Asana, Inc., Class A *	357,642	7,514,058
Aurora Innovation, Inc. *	3,403,743	7,454,197
AvePoint, Inc. *	431,655	3,535,254
BigCommerce Holdings, Inc. *	303,165	2,643,599
Blackbaud, Inc. *	195,523	14,711,151
BlackLine, Inc. *	229,969	13,303,707
Blend Labs, Inc., Class A *(a)	737,566	936,709
Box, Inc., Class A *	656,485	17,180,213
Braze, Inc., Class A *	215,099	11,817,539
C3.ai, Inc., Class A *(a)	416,412	12,125,917
CCC Intelligent Solutions Holdings, Inc. *	1,063,465	12,421,271
Cerence, Inc. *	184,991	3,198,494
Cipher Mining, Inc. *(a)	189,519	524,968
Cleanspark, Inc. *	696,036	4,343,265
Clear Secure, Inc., Class A	379,568	8,096,185
Clearwater Analytics Holdings, Inc., Class A *	491,827	10,480,833
CommVault Systems, Inc. *	199,002	14,642,567
Confluent, Inc., Class A *	963,200	20,439,104
Consensus Cloud Solutions, Inc. *	82,429	1,518,342
Couchbase, Inc. *	131,278	2,578,300
CS Disco, Inc. *	107,421	639,155
Digimarc Corp. *(a)	62,758	2,095,490
Digital Turbine, Inc. *	406,277	1,889,188
DigitalOcean Holdings, Inc. *	238,275	7,057,706
Dolby Laboratories, Inc., Class A	269,932	23,249,243
Domo, Inc., Class B *	137,990	1,309,525
DoubleVerify Holdings, Inc. *	623,802	20,710,226
Dropbox, Inc., Class A *	1,170,397	32,981,788
DXC Technology Co. *	931,310	21,541,200
E2open Parent Holdings, Inc. *	775,912	2,824,320
Ebix, Inc.	110,730	436,276
Enfusion, Inc., Class A *	154,846	1,584,075
EngageSmart, Inc. *	205,807	4,694,458
Envestnet, Inc. *	224,780	8,548,383
Everbridge, Inc. *	186,419	3,795,491
EverCommerce, Inc. *	92,746	864,393
Expensify, Inc., Class A *	185,143	431,383
Fastly, Inc., Class A *	538,664	8,947,209
Freshworks, Inc., Class A *	722,093	14,456,302
Gitlab, Inc., Class A *	362,150	17,506,331
Grid Dynamics Holdings, Inc. *	249,385	3,162,202
Hackett Group, Inc.	113,990	2,543,117
HashiCorp, Inc., Class A *	456,018	9,767,906
Informatica, Inc., Class A *	178,008	4,466,221
Instructure Holdings, Inc. *	83,865	2,193,070
Intapp, Inc. *	136,955	5,135,813
InterDigital, Inc.	120,142	12,004,589
Jamf Holding Corp. *	234,694	3,865,410
Kaltura, Inc. *(a)	293,366	501,656
Kyndryl Holdings, Inc. *	1,040,871	18,766,904
LivePerson, Inc. *	336,362	955,268
LiveRamp Holdings, Inc. *	299,689	9,937,687
SECURITY	NUMBER OF SHARES	VALUE ($)
Marathon Digital Holdings, Inc. *(a)	789,372	9,448,783
Matterport, Inc. *	1,067,168	2,689,263
MeridianLink, Inc. *	95,507	1,816,543
MicroStrategy, Inc., Class A *	54,998	27,405,503
Model N, Inc. *	158,628	3,640,513
N-able, Inc. *	317,595	3,782,556
nCino, Inc. *	274,699	7,589,933
NCR Voyix Corp. *	608,213	9,536,780
NextNav, Inc. *(a)	189,489	750,376
Nutanix, Inc., Class A *	1,070,062	46,108,972
Olo, Inc., Class A *	486,343	2,606,799
ON24, Inc.	181,845	1,383,840
OneSpan, Inc. *	160,505	1,609,865
PagerDuty, Inc. *	417,749	9,106,928
Pegasystems, Inc.	192,185	9,989,776
Perficient, Inc. *	157,606	9,752,659
PowerSchool Holdings, Inc., Class A *	260,554	6,076,119
Progress Software Corp.	197,376	10,630,671
PROS Holdings, Inc. *	192,795	7,046,657
Q2 Holdings, Inc. *	264,552	9,396,887
Qualys, Inc. *	166,444	30,765,509
Rackspace Technology, Inc. *	309,895	390,468
Rapid7, Inc. *	276,645	14,980,327
RingCentral, Inc., Class A *	385,469	10,970,448
Riot Platforms, Inc. *	797,126	10,003,931
Rubicon Technologies, Inc. *(a)	90,377	228,654
Samsara, Inc., Class A *	693,841	19,108,381
SEMrush Holdings, Inc., Class A *	133,259	1,455,188
SentinelOne, Inc., Class A *	1,080,845	20,633,331
Smartsheet, Inc., Class A *	606,816	25,716,862
SolarWinds Corp. *	233,741	2,709,058
SoundHound AI, Inc., Class A *(a)	911,398	1,950,392
Sprinklr, Inc., Class A *	472,841	7,414,147
Sprout Social, Inc., Class A *	219,288	12,477,487
SPS Commerce, Inc. *	166,477	28,680,658
Squarespace, Inc., Class A *	230,413	6,458,476
Telos Corp. *	223,169	917,225
Tenable Holdings, Inc. *	524,544	21,710,876
Teradata Corp. *	453,377	21,422,063
Thoughtworks Holding, Inc. *	412,560	1,608,984
Tucows, Inc., Class A *(a)	44,931	952,987
Unisys Corp. *	307,094	1,470,980
Varonis Systems, Inc. *	496,971	20,818,115
Verint Systems, Inc. *	291,932	7,172,769
Vertex, Inc., Class A *	188,549	5,290,685
Weave Communications, Inc. *	129,729	1,224,642
Workiva, Inc. *	214,796	20,656,931
Xperi, Inc. *	198,928	2,052,937
Yext, Inc. *	478,402	3,171,805
Zeta Global Holdings Corp., Class A *	680,167	5,556,964
Zuora, Inc., Class A *	588,747	5,369,373
		1,017,391,332

Technology Hardware & Equipment 3.4%
908 Devices, Inc. *	112,907	898,740
ADTRAN Holdings, Inc.	317,394	1,659,971
Advanced Energy Industries, Inc.	170,730	16,227,886
Aeva Technologies, Inc. *	397,213	221,923
Arlo Technologies, Inc. *	430,358	3,911,954
Avnet, Inc.	415,340	19,421,298
Badger Meter, Inc.	133,081	19,612,147
Bel Fuse, Inc., Class A	7,715	416,610
Bel Fuse, Inc., Class B	44,850	2,426,385
Belden, Inc.	191,686	12,735,618
Benchmark Electronics, Inc.	162,794	4,061,710
Calix, Inc. *	267,935	10,339,612
Clearfield, Inc. *	59,447	1,512,332

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coherent Corp. *	591,243	21,751,830
CommScope Holding Co., Inc. *	951,231	1,588,556
Comtech Telecommunications Corp.	124,537	1,470,782
Corsair Gaming, Inc. *	194,699	2,513,564
Crane NXT Co.	219,639	11,302,623
CTS Corp.	142,549	5,523,774
Digi International, Inc. *	164,472	3,871,671
ePlus, Inc. *	122,063	7,748,559
Evolv Technologies Holdings, Inc. *	352,152	1,408,608
Extreme Networks, Inc. *	579,241	9,348,950
Fabrinet *	164,563	26,642,750
FARO Technologies, Inc. *	84,370	1,549,877
Harmonic, Inc. *	509,059	5,630,193
Infinera Corp. *	912,802	3,550,800
Insight Enterprises, Inc. *	137,227	20,778,912
IonQ, Inc. *(a)	771,246	9,432,339
IPG Photonics Corp. *	135,518	12,977,204
Itron, Inc. *	206,478	13,912,488
Kimball Electronics, Inc. *	110,958	2,734,005
Knowles Corp. *	413,265	6,558,516
Lightwave Logic, Inc. *(a)	523,004	2,081,556
Littelfuse, Inc.	112,815	26,263,332
Lumentum Holdings, Inc. *	312,006	13,353,857
Methode Electronics, Inc.	164,492	3,903,395
MicroVision, Inc. *(a)	854,598	2,153,587
Mirion Technologies, Inc. *	821,107	7,332,486
Napco Security Technologies, Inc.	132,760	4,062,456
NETGEAR, Inc. *	136,182	1,857,522
NetScout Systems, Inc. *	326,981	6,565,778
nLight, Inc. *	213,197	2,818,464
Novanta, Inc. *	162,319	23,445,356
OSI Systems, Inc. *	69,755	8,600,094
Ouster, Inc. *(a)	148,412	759,869
PAR Technology Corp. *	125,219	4,611,816
PC Connection, Inc.	50,653	3,020,438
Plexus Corp. *	124,826	12,718,521
Presto Automation, Inc. *	116,808	77,549
Ribbon Communications, Inc. *	390,234	831,198
Rogers Corp. *	75,855	9,815,637
Sanmina Corp. *	259,774	13,017,275
ScanSource, Inc. *	113,795	3,804,167
SmartRent, Inc. *	799,652	2,502,911
TTM Technologies, Inc. *	471,349	7,074,948
Viasat, Inc. *	337,932	6,910,709
Viavi Solutions, Inc. *	1,007,479	8,140,430
Vishay Intertechnology, Inc.	576,582	12,817,418
Vontier Corp.	701,570	23,663,956
Xerox Holdings Corp.	512,392	7,168,364
		483,115,276

Telecommunication Services 0.7%
Anterix, Inc. *	85,610	2,799,447
ATN International, Inc.	47,310	1,440,116
Bandwidth, Inc., Class A *	101,733	1,117,028
Charge Enterprises, Inc. *	574,658	95,738
Cogent Communications Holdings, Inc.	197,750	12,628,315
Consolidated Communications Holdings, Inc. *	344,705	1,482,231
EchoStar Corp., Class A *	150,789	1,578,761
Frontier Communications Parent, Inc. *	1,005,121	22,002,099
Globalstar, Inc. *	3,227,662	5,131,983
Gogo, Inc. *	283,869	2,847,206
IDT Corp., Class B *	90,036	2,642,557
Iridium Communications, Inc.	566,653	21,589,479
Liberty Latin America Ltd., Class C *	754,738	5,154,861
Lumen Technologies, Inc. *	4,586,560	6,008,394
SECURITY	NUMBER OF SHARES	VALUE ($)
Shenandoah Telecommunications Co.	228,212	5,082,281
Telephone & Data Systems, Inc.	443,597	8,738,861
U.S. Cellular Corp. *	63,335	2,877,309
		103,216,666

Transportation 1.8%
Air Transport Services Group, Inc. *	251,091	3,994,858
Allegiant Travel Co.	69,099	4,732,591
ArcBest Corp.	109,108	13,004,583
Daseke, Inc. *	188,529	825,757
Forward Air Corp.	116,490	7,400,610
Frontier Group Holdings, Inc. *	186,066	727,518
GXO Logistics, Inc. *	539,993	30,380,006
Hawaiian Holdings, Inc. *	230,513	1,035,003
Heartland Express, Inc.	205,977	2,764,211
Hub Group, Inc., Class A *	142,048	10,731,726
JetBlue Airways Corp. *	1,520,757	6,721,746
Joby Aviation, Inc. *(a)	1,664,676	9,921,469
Kirby Corp. *	270,386	20,752,126
Landstar System, Inc.	163,300	28,193,745
Lyft, Inc., Class A *	1,541,318	18,079,660
Marten Transport Ltd.	262,917	4,955,985
Matson, Inc.	160,072	15,330,095
RXO, Inc. *	529,017	11,088,196
Ryder System, Inc.	206,437	22,117,660
Schneider National, Inc., Class B	171,682	3,953,836
SkyWest, Inc. *	190,500	9,006,840
Spirit Airlines, Inc.	494,475	7,328,120
Sun Country Airlines Holdings, Inc. *	181,041	2,748,202
TuSimple Holdings, Inc., Class A *	594,775	506,154
Universal Logistics Holdings, Inc.	32,123	794,723
Werner Enterprises, Inc.	288,364	11,537,444
		248,632,864

Utilities 2.3%
ALLETE, Inc.	259,960	14,422,581
Altus Power, Inc. *	271,385	1,356,925
American States Water Co.	167,874	13,413,133
Avista Corp.	346,144	11,751,589
Black Hills Corp.	304,519	15,710,135
California Water Service Group	262,150	13,256,926
Chesapeake Utilities Corp.	98,645	9,430,462
Clearway Energy, Inc., Class C	523,605	13,074,417
Hawaiian Electric Industries, Inc. (a)	497,497	6,064,488
IDACORP, Inc.	229,452	22,142,118
MGE Energy, Inc.	164,406	12,124,943
Middlesex Water Co.	80,679	5,155,388
Montauk Renewables, Inc. *	294,677	2,722,815
National Fuel Gas Co.	416,347	21,146,264
New Jersey Resources Corp.	443,504	18,715,869
Northwest Natural Holding Co.	163,767	5,997,148
Northwestern Energy Group, Inc.	272,842	13,726,681
ONE Gas, Inc.	251,395	14,487,894
Ormat Technologies, Inc.	243,164	16,369,800
Otter Tail Corp.	189,308	14,446,093
PNM Resources, Inc.	389,032	16,172,060
Portland General Electric Co.	459,359	18,861,281
SJW Group	131,641	8,640,915
Southwest Gas Holdings, Inc.	272,117	16,084,836
Spire, Inc.	238,855	14,572,544
Sunnova Energy International, Inc. *(a)	459,062	5,325,119

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Unitil Corp.	73,559	3,566,140
York Water Co.	63,990	2,436,739
		331,175,303
Total Common Stocks (Cost $14,404,618,720)		14,098,020,412

RIGHTS 0.0% OF NET ASSETS

Consumer Services 0.0%
Groupon, Inc. expires 01/17/24 strike USD 0.22 *(a)(b)	87,864	195
Total Rights (Cost $0)		195

SHORT-TERM INVESTMENTS 1.4% OF NET ASSETS

Money Market Funds 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)	15,127,582	15,127,582
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (c)(d)	191,368,297	191,368,297
		206,495,879
Total Short-Term Investments (Cost $206,495,879)		206,495,879
Total Investments in Securities (Cost $14,611,114,599)		14,304,516,486

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/15/23	327	29,629,470	151,915

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $177,828,952.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

USD —	U.S. Dollar

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$11,376,637,720	$—	$—	$11,376,637,720
Equity Real Estate Investment Trusts (REITs)	819,998,657	—	41,796	820,040,453
Health Care Equipment & Services	831,015,860	—	0 *	831,015,860
Pharmaceuticals, Biotechnology & Life Sciences	1,070,039,912	—	286,467	1,070,326,379
Rights
Consumer Services	—	—	195	195
Short-Term Investments[1]	206,495,879	—	—	206,495,879
Futures Contracts[2]	151,915	—	—	151,915
Total	$14,304,339,943	$—	$328,458	$14,304,668,401

*	Level 3 amount shown includes securities determined to have no value at November 30, 2023.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of November 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.3%
Ford Motor Co.	63,074,623	647,145,632

Banks 5.9%
1st Source Corp.	274,775	13,279,876
Bank of Hawaii Corp. (a)	636,968	36,988,732
Bank OZK	1,730,646	72,444,841
Banner Corp.	550,614	24,854,716
Cathay General Bancorp	1,162,970	42,657,740
Central Pacific Financial Corp.	439,861	7,728,358
City Holding Co.	241,718	23,270,192
Comerica, Inc.	2,110,321	95,428,716
CVB Financial Corp.	2,101,358	37,572,281
Fifth Third Bancorp	10,925,391	316,290,069
First Commonwealth Financial Corp.	1,655,519	22,134,289
Hanmi Financial Corp.	488,760	8,132,966
Heritage Financial Corp.	562,722	10,027,706
Huntington Bancshares, Inc.	23,173,793	260,936,909
International Bancshares Corp.	846,880	37,999,506
KeyCorp	15,002,106	185,876,093
M&T Bank Corp.	2,662,178	341,211,354
Northwest Bancshares, Inc.	2,037,668	22,699,621
OFG Bancorp	764,320	25,650,579
Premier Financial Corp.	570,674	11,396,360
Regions Financial Corp.	15,064,576	251,277,128
S&T Bancorp, Inc.	628,608	17,594,738
Synovus Financial Corp.	2,344,740	72,194,545
U.S. Bancorp	22,388,877	853,463,991
Zions Bancorp NA	2,374,990	84,620,894
		2,875,732,200

Capital Goods 9.5%
3M Co.	8,854,252	877,190,746
Fastenal Co.	9,164,853	549,616,234
Illinois Tool Works, Inc.	4,438,613	1,075,076,455
Lockheed Martin Corp.	3,617,552	1,619,831,259
MSC Industrial Direct Co., Inc., Class A	757,966	73,841,048
Snap-on, Inc.	849,878	233,452,988
Watsco, Inc.	536,585	205,098,884
		4,634,107,614

Commercial & Professional Services 4.8%
Automatic Data Processing, Inc.	6,630,561	1,524,498,585
Ennis, Inc.	414,152	8,792,447
Kforce, Inc.	308,186	21,480,564
Paychex, Inc.	5,149,512	628,085,979
Robert Half, Inc.	1,729,969	141,822,859
		2,324,680,434

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 4.9%
Advance Auto Parts, Inc.	954,356	48,471,741
Best Buy Co., Inc.	3,124,468	221,649,760
Buckle, Inc.	476,826	18,386,410
Guess?, Inc.	477,049	10,504,619
Home Depot, Inc.	6,069,757	1,902,808,122
Williams-Sonoma, Inc.	1,053,292	197,534,382
		2,399,355,034

Consumer Durables & Apparel 0.5%
Carter's, Inc.	604,061	41,190,920
Ethan Allen Interiors, Inc.	369,919	9,928,626
Leggett & Platt, Inc.	2,134,689	48,820,337
MDC Holdings, Inc.	938,461	41,536,284
Sturm Ruger & Co., Inc.	285,019	12,529,435
Whirlpool Corp.	878,410	95,658,849
		249,664,451

Consumer Services 1.0%
Cracker Barrel Old Country Store, Inc.	355,872	23,889,687
Darden Restaurants, Inc.	1,940,885	303,690,276
H&R Block, Inc.	2,443,116	110,966,329
Wendy's Co.	2,698,931	50,604,956
		489,151,248

Energy 9.0%
Chevron Corp.	11,875,067	1,705,259,621
Coterra Energy, Inc.	12,157,003	319,121,329
EOG Resources, Inc.	9,386,903	1,155,246,152
ONEOK, Inc.	7,181,388	494,438,564
Valero Energy Corp.	5,802,298	727,376,077
		4,401,441,743

Financial Services 8.3%
Artisan Partners Asset Management, Inc., Class A	1,097,946	41,337,667
BlackRock, Inc.	2,403,663	1,805,703,756
Blackstone, Inc.	11,332,554	1,273,439,093
Cohen & Steers, Inc.	401,199	23,466,130
Federal Agricultural Mortgage Corp., Class C	148,805	24,677,821
Janus Henderson Group PLC	2,121,885	55,572,168
Lazard Ltd., Class A	1,813,520	54,369,330
Northern Trust Corp.	3,344,633	265,062,165
Radian Group, Inc.	2,506,214	64,434,762
T Rowe Price Group, Inc.	3,604,340	360,902,564
Western Union Co.	6,005,283	69,841,441
		4,038,806,897

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 11.3%
Altria Group, Inc.	28,649,639	1,204,430,824
Coca-Cola Co.	33,663,538	1,967,297,161
Kellanova	4,127,146	216,840,251
PepsiCo, Inc.	11,324,566	1,905,811,212
Tyson Foods, Inc., Class A	4,581,130	214,580,129
		5,508,959,577

Household & Personal Products 1.4%
Kimberly-Clark Corp.	5,414,910	669,986,814

Insurance 2.1%
Allstate Corp.	4,218,732	581,636,581
Fidelity National Financial, Inc.	4,370,539	195,974,969
First American Financial Corp.	1,657,838	98,807,145
Stewart Information Services Corp.	436,859	20,641,587
Unum Group	2,972,534	127,818,962
		1,024,879,244

Materials 3.3%
Amcor PLC	23,623,037	223,946,391
Huntsman Corp.	2,733,697	67,248,946
International Paper Co.	5,572,738	205,856,942
LyondellBasell Industries NV, Class A	4,072,067	387,253,572
Newmont Corp.	12,755,011	512,623,892
Packaging Corp. of America	1,442,546	242,362,153
		1,639,291,896

Media & Entertainment 0.6%
Interpublic Group of Cos., Inc.	6,199,326	190,567,281
Paramount Global, Class B	8,138,687	116,952,932
		307,520,213

Pharmaceuticals, Biotechnology & Life Sciences 15.8%
AbbVie, Inc.	13,589,325	1,934,983,987
Amgen, Inc.	7,946,436	2,142,677,003
Merck & Co., Inc.	18,581,479	1,904,229,968
Pfizer, Inc.	57,571,806	1,754,212,929
		7,736,103,887

Semiconductors & Semiconductor Equipment 8.0%
Broadcom, Inc.	2,268,487	2,100,006,470
Texas Instruments, Inc.	11,774,722	1,798,117,797
		3,898,124,267

Technology Hardware & Equipment 3.4%
Cisco Systems, Inc.	34,617,612	1,674,800,069

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 4.5%
Verizon Communications, Inc.	57,891,834	2,218,993,997

Transportation 3.6%
United Parcel Service, Inc., Class B	11,632,611	1,763,620,154

Utilities 0.4%
Clearway Energy, Inc., Class A	560,946	13,277,592
NRG Energy, Inc.	3,692,871	176,666,948
		189,944,540
Total Common Stocks (Cost $47,663,298,268)		48,692,309,911

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (b)	13,206,602	13,206,602
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31% (b)(c)	5,251,000	5,251,000
		18,457,602
Total Short-Term Investments (Cost $18,457,602)		18,457,602
Total Investments in Securities (Cost $47,681,755,870)		48,710,767,513

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
DJIA CBOT, e-mini, expires 12/15/23	893	160,784,650	4,149,773
S&P 400 Mid-Cap Index, e-mini, expires 12/15/23	155	39,797,800	653,792
			4,803,565

(a)	All or a portion of this security is on loan. Securities on loan were valued at $5,168,230.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

CBOT —	Chicago Board of Trade

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2023 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$48,692,309,911	$—	$—	$48,692,309,911
Short-Term Investments[1]	18,457,602	—	—	18,457,602
Futures Contracts[2]	4,803,565	—	—	4,803,565
Total	$48,715,571,078	$—	$—	$48,715,571,078

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2023, are disclosed in each fund’s Portfolio Holdings.
REG89948NOV23